    As filed with the Securities and Exchange Commission on November 14, 2014


                                                            File Nos. 333-161443

                                                                       811-03365


                       SECURITIES AND EXCHANGE COMMISSION


                             WASHINGTON, D.C. 20549


                                    FORM N-4


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                          Pre-Effective Amendment No.

                                                                              []


                        Post-Effective Amendment No. 9


                                                                             [x]
                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                               Amendment No. 524


                                                                             [x]
                        (Check Appropriate Box or Boxes)



                    MetLife Investors USA Separate Account A

                           (Exact Name of Registrant)



                    MetLife Investors USA Insurance Company

               11225 North Community House Road, Charlotte, NC 28277


        (Address of Depositor's Principal Executive Offices) (Zip Code)


               Depositor's Telephone Number, including Area Code

                                 (800) 989-3752


                    (Name and Address of Agent for Service)


                                 Eric T. Steigerwalt

                                     President

                    MetLife Investors USA Insurance Company


                         11225 North Community House Road

                               Charlotte, NC 28277




                                   COPIES TO:


                                W. Thomas Conner

                                 Reed Smith LLP

                              1301 K Street, N.W.

                             Suite 1100-East Tower

                           Washington, D.C. 20005-331


                 (Approximate Date of Proposed Public Offering)


It is proposed that this filing will become effective (check appropriate box):


[]     immediately upon filing pursuant to paragraph (b) of Rule 485.



[]     on (date) pursuant to paragraph (b) of Rule 485.



[]     60 days after filing pursuant to paragraph (a)(1) of Rule 485.


[X]    on November 14, 2014 pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:


[]    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Registered: Individual Variable Annuity Contracts

THE VARIABLE ANNUITY CONTRACT

ISSUED BY


METLIFE INVESTORS USA INSURANCE COMPANY


AND

METLIFE INVESTORS USA SEPARATE ACCOUNT A


METLIFE GROWTH AND INCOME

NOVEMBER 14, 2014

This prospectus describes the single premium deferred variable annuity contract offered by MetLife Investors USA Insurance Company (MetLife USA or we or us). The contract is offered for individuals and some tax-qualified and non tax-qualified retirement plans. The contract includes a Guaranteed Withdrawal Benefit for Life ("GWB") feature that allows for guaranteed withdrawals that begin when the youngest Annuitant reaches age 59 1/2 and last for the life or lives of the Annuitant(s) provided that specified conditions are met. THIS FEATURE DOES NOT ESTABLISH OR GUARANTEE ANY CONTRACT VALUE OR MINIMUM RETURN FOR ANY INVESTMENT OPTION AND THE GWB VALUE CANNOT BE TAKEN AS A LUMP SUM.


The annuity contract has a single Investment Option. Your Contract Value also may be allocated to the Fidelity VIP Money Market Portfolio (the MONEY MARKET PORTFOLIO) under certain circumstances, as described in "Purchase--Free Look". Please see page 12 for more information.

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
(INVESTOR CLASS):
FIDELITY(R) VIP FUNDSMANAGER(R) 50% PORTFOLIO

Please read this prospectus before investing and keep it on file for future reference. It contains important information about the MetLife USA Variable Annuity contract.


To learn more about the MetLife USA Variable Annuity contract, you can obtain a copy of the Statement of Additional Information (SAI) dated November 14, 2014. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 42 of this prospectus. For a free copy of the SAI, or for further information, call us at (800) 544-2442, or write the Annuity Service Center: P.O. Box 770001, Cincinnati, OH 45277-0050.


THE CONTRACTS:

ARE NOT BANK DEPOSITS
ARE NOT FDIC INSURED
ARE NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
ARE NOT GUARANTEED BY ANY BANK OR CREDIT UNION
MAY BE SUBJECT TO LOSS OF PRINCIPAL

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


NOVEMBER 14, 2014

TABLE OF CONTENTS

INDEX OF SPECIAL TERMS............................  4
HIGHLIGHTS........................................  5
FEE TABLES AND EXAMPLES...........................  7
    Investment Option Expenses....................  9
    Examples...................................... 10
    Condensed Financial Information............... 10
1.  THE ANNUITY CONTRACT.......................... 11
2.  PURCHASE...................................... 12
    Purchase Payments............................. 12
    Allocation of Purchase Payments............... 12
    Free Look..................................... 12
    Accumulation Units............................ 13
    Contract Value................................ 14
    Replacement of contracts...................... 14
3.  INVESTMENT OPTIONS............................ 15
    Money Market Portfolio........................ 16
    Voting Rights................................. 16
    Substitution of Investment Options............ 16
4.  EXPENSES...................................... 17
    Product Charges............................... 17
       Variable Account Product Charges........... 17
       Surrender Charge........................... 17
    Premium and Other Taxes....................... 18
    Exchange Fee.................................. 18
    Income Taxes.................................. 18
    Investment Option Expenses.................... 18
5.  ANNUITY PAYMENTS (THE INCOME
     PHASE)....................................... 19
    Annuity Date.................................. 19
    Annuity Income Options........................ 19
    Additional Information........................ 20
6.  ACCESS TO YOUR MONEY.......................... 22
    Systematic Withdrawal Program................. 22
    Suspension of Payments or Exchanges........... 23
7.  GUARANTEED WITHDRAWAL BENEFIT FOR
     LIFE......................................... 24
    GWB Amount.................................... 25
    GWB Value..................................... 26
    Withdrawals Before Youngest Annuitant Reaches
     Age 59 1/2................................... 26
    Withdrawals in Excess of Annual GWB
     Amount....................................... 26
    Conversion of GWB Amount to Annuity
     Payments..................................... 27
    Additional Information........................ 28




 8.  PERFORMANCE...................................... 29
 9.  DEATH BENEFIT DURING THE
      ACCUMULATION PHASE.............................. 30
     Death Benefit.................................... 30
     General Death Benefit Provisions................. 31
     Spousal Continuation............................. 32
10.  FEDERAL INCOME TAX STATUS........................ 33
11.  OTHER INFORMATION................................ 39
     MetLife USA...................................... 39
     The Variable Account............................. 39
     Distributor...................................... 39
     Selling Firms.................................... 40
     Compensation Paid to Selling Firm................ 40
     Additional Compensation.......................... 40
     Requests and Elections........................... 41
     Confirming Transactions.......................... 41
     Ownership........................................ 41
     Legal Proceedings................................ 42
     Financial Statements............................. 42
     Table of Contents of the Statement of Additional
      Information..................................... 42
APPENDIX A--Accumulation Unit Values.................. 43
APPENDIX B--Death Benefit Examples.................... 44
APPENDIX C--Guaranteed Withdrawal Benefit for
 Life Examples........................................ 45

INDEX OF SPECIAL TERMS

Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page and are capitalized wherever they appear in the text.

                                                           Page

               Accumulation Phase                            11

               Accumulation Unit                             13

               Adjusted Purchase Payment                     19

               Annuitant                                     42

               Annuity Date                                  19

               Annuity Income Options                        19

               Annuity Payments                              19

               Beneficiary                                   41

               Business Day                                  12

               Contract Value                                14

               Contract Year                                  5

               Free Look Period                               5

               Good Order                                    41

               GWB Amount                                    25

               GWB Value                                     25

               Income Phase                                  11

               Investment Option                             15

               Money Market Period                            5

               Money Market Portfolio                         1

               Owner                                         41

               Purchase Payments                             12

               Variable Account                              39

               Withdrawal Percentage                         25

HIGHLIGHTS

The variable annuity contract that we are offering is a contract between you, the Owner, and us, the insurance company, where you agree to make one Purchase Payment to us and we agree to make a series of Annuity Payments at a later date. Your Contract Value will be invested on a tax-deferred basis in the Fidelity VIP FundsManager 50% Portfolio. The contract is intended for retirement savings or other long-term investment purposes. The contract includes a Guaranteed Withdrawal Benefit for Life (GWB) feature that allows for guaranteed withdrawals that begin when the youngest Annuitant reaches age
59 1/2 and last for the life or lives of the Annuitant(s). We are obligated to pay all money we owe under the contracts, including death benefits, Annuity Payments, and amounts due under the GWB. Any such amount that exceeds the assets in the Variable Account is paid from our general account, subject to our financial strength and claims-paying ability and our long-term ability to make such payments, and is not guaranteed by any other party. (See "Other Information -- The Variable Account").

It is important that you carefully manage withdrawals under the GWB feature. EXCESS WITHDRAWALS (WHICH INCLUDE ALL WITHDRAWALS PRIOR TO THE YOUNGEST ANNUITANT REACHING AGE 59 1/2 ) MAY SIGNIFICANTLY REDUCE THE INCOME YOU RECEIVE FROM THE GWB FEATURE (PARTICULARLY WHEN THE CONTRACT VALUE IS LOWER THAN THE GWB VALUE), AND AN EXCESS WITHDRAWAL THAT REDUCES THE CONTRACT VALUE TO ZERO WILL TERMINATE THE CONTRACT (see "Guaranteed Withdrawal Benefit for Life--Managing Your Withdrawals" for more information).

The contract, like all deferred annuity contracts, has two phases: the Accumulation Phase and the Income Phase. During the Accumulation Phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the first five Contract Years, we may assess a 2% surrender charge. (A CONTRACT YEAR is defined as a one-year period starting on the date the contract is issued and on each contract anniversary thereafter.) The Income Phase occurs when you begin receiving regular Annuity Payments from your contract.

If you choose to annuitize the contract, your Annuity Payments will be made on a fixed basis. The amount of each payment generally will not change during the Income Phase.

TAX DEFERRAL AND QUALIFIED PLANS. The contracts are offered for individuals on a tax-qualified and non-tax qualified basis. For any tax-qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")

STATE VARIATIONS. Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, free look rights, age issuance limitations, exchange rights and limitations, the right to reject Purchase Payments, the right to assess exchange fees, requirements for unisex annuity rates, and the availability of certain features of the GWB. This prospectus describes all the material features of the contract. If you would like to review a copy of the contract and any endorsements, contact our Annuity Service Center.

FREE LOOK. You have the right to cancel the purchase of your contract for at least ten days after you receive it. We assume it will take five days from the day we mail the contract until you receive it. This is called the FREE LOOK PERIOD. The time you have to return your contract may be longer, depending on the state where you purchase the contract and other factors. Some states allow us to refund your Contract Value plus any deductions made for premium taxes. Other states, and in the case of a qualified contract, federal tax laws, require that we return at least your Purchase Payment for a specified amount of time after the contract is issued.


If your contract is a qualified contract or if state law requires that we return at least the amount of your Purchase Payment, then your contract will be invested entirely in the Money Market Portfolio for either 15 days or the length of time we are required to return at least the amount of your Purchase Payment, whichever is longer. This is called the MONEY MARKET PERIOD. Then at the close of the Business Day in which the Money Market Period expires, we will transfer your Contract Value to the Fidelity VIP FundsManager 50% Portfolio (or, if we add additional Investment Options in the future, according to your most recent allocation instructions). Together with your contract, we will provide notice to you of the date on which your Free Look Period ends. If you cancel the contract during the Money Market Period, we will return the greater of your Purchase Payment or your Contract Value. For other cancellations, we will pay you your Contract Value. If your contract is a non-qualified contract and state law requires that we return an amount based on your Contract Value, then your Purchase Payment will be invested in the Fidelity VIP FundsManager 50% Portfolio (or according to your instructions, if applicable) beginning on the contract date.


TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a non-qualified contract during the Accumulation Phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the Income Phase are considered partly a return of your original investment until your investment is returned.

NON-NATURAL PERSONS AS OWNERS. The Owner of this contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). A contract generally may have two Owners (both of whom must be individuals and who must be spouses). If the Owner of a non-qualified annuity contract is not a natural person (i.e., certain trusts), gains under the contract are generally not eligible for tax deferral, and the distribution on death rules under Internal Revenue Code ("Code") may require payment to begin earlier than expected and may impact the living and/or death benefits.

INQUIRIES. If you need more information, please contact our Annuity Service Center at:

Annuity Service Center
P.O. Box 770001
Cincinnati, Ohio 45277-0050
(800) 634-9361

FEE TABLES AND EXAMPLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or exchange Contract Value between Investment Options. State premium taxes of 0% to 3.5% may also be deducted.

Owner Transaction Expenses Table

        Surrender Charge (Note 1)
        (as a percentage of amount withdrawn)   2%

        Exchange Fee (Note 2)                  $25
                                               $ 0 (First 12 per year)

Note 1. If any amount is withdrawn during the first five Contract Years, a surrender charge may be assessed. Surrender charges are calculated in accordance with the following. (See "Expenses--Surrender Charge.")

             Number of Complete Years from         Surrender Charge
             Contract Date                  (% of Amount Withdrawn)
             -------------                  -----------------------
                     0                          2
                     1                          2
                     2                          2
                     3                          2
                     4                          2
                   5 and thereafter             0

Note 2. Currently, the contract offers only one Investment Option. In the future, we may make additional Investment Options available. There is no charge for the first 12 exchanges in a Contract Year; thereafter the fee is $25 per exchange. MetLife USA is currently waiving the exchange fee, but reserves the right to charge the fee in the future.

The next tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including Investment Option fees and expenses.


   Variable Account Annual Expenses
   (referred to as Variable Account Product Charge)
   (as a percentage of average Contract Value in the Variable Account)

   Mortality and Expense Charge
         Single Annuitant                                               1.90%
         Joint Annuitants                                               2.05%


The next table shows the total operating expenses charged by the Investment Option which you will pay periodically during the Accumulation Phase. Your Contract Value will be allocated to a single Investment Option during the Accumulation Phase (see "Investment Options"). An Investment Option may impose a redemption fee in the future. More detail concerning each Investment Option's fees and expenses is contained in the prospectus for that Investment Option and in the following tables.



       Total Annual Portfolio Expenses (1)                         0.88%
       (expenses that are deducted from Investment Option assets, including management fees, 12b-1/service fees, and other
       expenses)



Note 1. The total annual portfolio expenses of the Fidelity VIP FundsManager 60% Portfolio include the fees and expenses of the underlying portfolios (Acquired Fund Fees and Expenses). For contracts issued based on applications signed and dated prior to July 21, 2012, the Fidelity VIP FundsManager 60% Portfolio was offered in place of the Fidelity VIP FundsManager 50% Portfolio. The Total Annual Operating Expenses of the Fidelity VIP FundsManager 50% Portfolio are 0.80%.


For information concerning compensation paid for the sale of the contracts, see "Other Information--Distributor."

INVESTMENT OPTION EXPENSES
(as a percentage of the average daily net assets of an Investment Option)

The following table is a summary. For more complete information on Investment Option fees and expenses, please refer to the prospectus for each Investment Option. Acquired Fund Fees and Expenses are expenses incurred indirectly as a result of investing in shares of one or more underlying portfolios.

                                                              Acquired     Total    Contractual Net Total
                                             12b-1/          Fund Fees    Annual     Fee Waiver    Annual
                                 Management Service    Other       and Operating and/or Expense Operating
                                       Fees    Fees Expenses  Expenses  Expenses  Reimbursement  Expenses
FIDELITY VARIABLE INSURANCE
  PRODUCTS
   Fidelity VIP FundsManager
      50% Portfolio                 0.25%    0.00%    0.00%    0.55%     0.80%       0.05%        0.75%
   Fidelity VIP FundsManager
      60% Portfolio                 0.25%    0.00%    0.00%    0.63%     0.88%       0.05%        0.83%
   Fidelity VIP Money Market
   Portfolio                        0.17%    0.00%    0.11%    0.00%     0.28%          --        0.28%

Notes:

The information shown in the table above was provided by the Investment Options and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Investment Option's 2014 prospectus. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Investment Option's board of directors or trustees, are not shown.

The Fidelity VIP FundsManager 50% Portfolio and the Fidelity VIP FundsManager 60% Portfolio are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Options invest in other funds, each will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

For contracts issued based on applications signed and dated prior to July 21, 2012, the Fidelity VIP FundsManager 60% Portfolio was offered in place of the Fidelity VIP FundsManager 50% Portfolio.

EXAMPLES

These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract Owner transaction expenses, Variable Account Annual Expenses, and Investment Option fees and expenses.

The Examples assume that you invest $10,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the joint Annuitants Variable Account Product Charge of 2.05% and Total Annual Portfolio Expenses (including Acquired Fund Fees and Expenses) of 0.88% for the Fidelity VIP FundsManager 60% Portfolio and 0.80% for the Fidelity VIP FundsManager 50% Portfolio as the Investment Option fees and expenses. An example based on the Money Market Portfolio's fees and expenses is not presented, because you may not allocate Purchase Payment or Contract Value to the Money Market Portfolio (see "Purchase--Free Look" for more information). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your contract at the end of the applicable time period:

    ------------------------------------------------------------------------
                                                      TIME PERIODS
    ------------------------------------------------------------------------
                                             1 YEAR 3 YEARS 5 YEARS 10 YEARS
    ------------------------------------------------------------------------
    Fidelity VIP FundsManager 50% Portfolio   $485  $1,054  $1,668   $3,143
    ------------------------------------------------------------------------
    Fidelity VIP FundsManager 60% Portfolio   $493  $1,077  $1,707   $3,219
    ------------------------------------------------------------------------

(2) If you do not surrender your contract or if you annuitize at the end of the applicable time period:

    ------------------------------------------------------------------------
                                                      TIME PERIODS
    ------------------------------------------------------------------------
                                             1 YEAR 3 YEARS 5 YEARS 10 YEARS
    ------------------------------------------------------------------------
    Fidelity VIP FundsManager 50% Portfolio   $285   $874   $1,488   $3,143
    ------------------------------------------------------------------------
    Fidelity VIP FundsManager 60% Portfolio   $293   $897   $1,527   $3,219
    ------------------------------------------------------------------------

The Examples should not be considered a representation of past or future expenses or annual rates of return of any Investment Option. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples.

CONDENSED FINANCIAL INFORMATION

Condensed financial information (Accumulation Unit value information) is located in "Appendix A--Accumulation Unit Values" at the end of this prospectus.

1. THE ANNUITY CONTRACT

This prospectus describes the Variable Annuity contract offered by us.

The variable annuity contract is a contract between you as the Owner, and us, the insurance company, where we promise to pay an income to you, in the form of Annuity Payments, beginning on a designated date that you select. Until you begin receiving Annuity Payments, your annuity is in the ACCUMULATION PHASE. Once you begin receiving Annuity Payments, your contract switches to the INCOME PHASE.

The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax qualified account (e.g. an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")

The contract is called a variable annuity because, depending upon market conditions, you can make or lose money in the Investment Option offered, the Fidelity VIP FundsManager 50% Portfolio. The amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the investment performance of the Investment Option. You bear the full investment risk for all amounts allocated to the Variable Account.

Fixed Annuity Payments are made from our general account assets. Our general account consists of all assets owned by us other than those in the Variable Account and our other separate accounts. We have sole discretion over the investment of assets in the general account.

The amount of the Annuity Payments you receive during the Income Phase from a fixed Annuity Payment option of the contract generally will remain level for the entire Income Phase. (Please see "Annuity Payments (The Income Phase)" for more information.)

As Owner of the contract, you exercise all interests and rights under the contract. You cannot change the Owner (unless an Owner is removed by court order), except that a contract owned by a revocable grantor trust may be exchanged to the grantor or to another revocable grantor trust where the grantor is the same individual. The contract may be owned by joint Owners (generally limited to two natural persons who must be spouses). We provide more information on this under "Other Information--Ownership."

For contracts owned by a grantor trust, in order for the spousal Beneficiary or joint Annuitant to be able to continue the contract after the first Annuitant's death, federal income tax law requires that the designated Beneficiary must be the Annuitant's spouse on the date of the Annuitant's death. This may impact certain estate planning considerations which depend on the grantor trust being treated as the designated Beneficiary and should be taken into account prior to the purchase of the contract.

All contract provisions will be interpreted and administered in accordance with the requirements of the Code. Any Code reference to "spouses" includes those persons who are married spouses under state law, regardless of sex.

2. PURCHASE

PURCHASE PAYMENTS

A PURCHASE PAYMENT is the money you give us to invest in the contract. The Purchase Payment is due on the date the contract is issued. You may not make additional Purchase Payments.

The minimum Purchase Payment we will accept is $50,000.

Generally, you may purchase a tax-qualified contract only with money transferred from a plan qualified under section 401(a) of the Code, a 403(b) mutual fund account or a 403(b) tax sheltered annuity, a governmental 457(b) plan or an IRA. You may purchase a non-qualified contract with money from any source.

If you want to make a Purchase Payment of more than $1 million, you will need our prior approval.

We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including, but not limited to, EFT/wire transfers, certified checks and corporate checks. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access to Your Money.")

We also reserve the right to reject a Purchase Payment made with cash-like instruments including, but not limited to money orders, cashier's checks, bank drafts, and traveler's checks.

We reserve the right to reject any application or Purchase Payment. If you are exchanging more than one annuity contract or life insurance policy for this contract, or if your Purchase Payment will be paid from different sources (e.g. personal check and proceeds from a brokerage account), we will allow the proceeds to be used as the Purchase Payment for this contract, provided they are received within 90 days of the date the contract is issued. When you are purchasing a contract by exchanging another annuity contract or life insurance policy, or if your Purchase Payment will be paid from different sources, your contract will be issued on the day we first receive proceeds from your existing annuity contract or life insurance policy, or from any other source.

We reserve the right to revoke the contract if proceeds from all of the exchanged annuity contracts or life insurance policies or other different sources do not equal $50,000 in aggregate. We also reserve the right to not accept any proceeds received more than 90 days after the contract is issued. If the contract is revoked, we will return the Contract Value without the application of any surrender charges.

ALLOCATION OF PURCHASE PAYMENTS

When you purchase a contract, we will allocate your Purchase Payment either to the Fidelity VIP Money Market Portfolio or the Fidelity VIP FundsManager 50% Portfolio, depending on the type of contract and state law regarding the Free Look Period (see "Free Look" below). We will temporarily allocate your Purchase Payment to the Money Market Portfolio for at least 15 days if your contract is a qualified contract or if state law requires that we return at least the amount of your Purchase Payment if you decide to cancel your contract during the Free Look Period. If your contract is a non-qualified contract and state law requires that we return an amount based on your Contract Value, then you will be invested in the Fidelity VIP FundsManager 50% Portfolio beginning on the date the contract is issued.

Once we receive your Purchase Payment and the necessary information, we will issue your contract and allocate your first Purchase Payment within two
(2) Business Days. A BUSINESS DAY is each day that the New York Stock Exchange is open for business. A Business Day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within five (5) Business Days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See "Other Information --Requests and Elections.").

FREE LOOK

The law of the state in which your contract is issued or delivered provides you with the right to cancel the purchase of your contract for a limited period of time. The period varies by state, but is never less than ten days from the day you receive your contract. We assume it will take five days from the day we mail the contract until you receive it.

In some states the length of the Free Look Period may be different depending on the source of funds, the age of the purchaser, or for some other reason. Together with your contract, we will notify you of the date on which your Free Look Period ends.


If your contract is a qualified contract or if state law requires that we return at least the amount of your Purchase Payment, then your contract will be invested entirely in the Money Market Portfolio for either 15 days or the length of time we are required to return at least the amount of your Purchase Payment, whichever is longer. At the close of the Business Day in which the Money Market Period expires, we will transfer your Contract Value to the Fidelity VIP FundsManager 50% Portfolio (or if we add additional Investment Options in the future, according to your most recent allocation instructions). If your contract is a non-qualified contract and state law requires that we return an amount based on your Contract Value, then you will be invested in the Fidelity VIP FundsManager 50% Portfolio (or according to your allocation instructions, if applicable beginning on the contract date.

If you have exchanged more than one annuity contract or life insurance policy for the contract or are funding the Purchase Payment for the contract from different sources, you should expect that the proceeds from the annuity contracts, life insurance policies or other sources will be received by us on different days. We will allocate the first proceeds we receive to the Money Market Portfolio if your contract is either a qualified contract or state law requires that we return at least the amount of your Purchase Payment. If your contract is a non-qualified contract and state law requires that we return an amount based on your Contract Value, we will invest the proceeds in the Fidelity VIP FundsManager 50% Portfolio (or according to your allocation instructions, if applicable when we receive them. Your Free Look Period and Money Market Period, if applicable, will commence on the first day we receive proceeds from any of the annuity contracts or life insurance policies you have exchanged from, or from any other source. Any subsequent proceeds that are received after the contract date will be invested according to your most recent allocation instructions unless the Money Market Period, if applicable, has not expired. The receipt of subsequent proceeds will not extend or restart the Free Look Period or the Money Market Period, if applicable, under the contract.


To cancel the purchase of your contract, return the contract to our Annuity Service Center before the end of the Free Look Period, together with a written cancellation request. You may not do this by telephone, fax or through the Internet. Depending on applicable law, we will promptly pay you either your Contract Value or your Purchase Payment. Where we are required by state or federal law to return at least the amount of your Purchase Payment, we will pay you the greater of your Contract Value or your Purchase Payment.

ACCUMULATION UNITS

Your Contract Value will go up or down depending upon the investment performance of the Investment Options. In order to keep track of your Contract Value, we use a unit of measure we call an ACCUMULATION UNIT. (An Accumulation Unit works like a share of a mutual fund.)

Every Business Day, as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), we determine the value of an Accumulation Unit for the Investment Option by multiplying the Accumulation Unit value for the immediately preceding Business Day by a factor for the current Business Day. The factor is determined by:

   1) dividing the net asset value per share of the Investment Option at the end of the current Business Day, plus any dividend or capital gains per share declared on behalf of the Investment Option as of that day, by the net asset value per share of the Investment Option for the previous Business Day, and
   2) multiplying it by one minus the Variable Account Product Charges for each day since the last Business Day and any charges for taxes.

The value of an Accumulation Unit may go up or down from day to day.

When we receive any portion of the Purchase Payment, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to the Investment Option by the value of the Accumulation Unit for the Investment Option.

A Purchase Payment is credited to a contract on the basis of the Accumulation Unit value next determined after receipt. A Purchase Payment received before the close of the New York Stock Exchange will be credited to your contract that day, after the New York Stock Exchange closes. A Purchase Payment received after the close of the New York Stock Exchange, or on a day when the New York Stock Exchange is closed, will be treated as received on the next day the New York Stock Exchange is open (the next Business Day).

      Example:

      On Monday we receive a Purchase Payment of $50,000 from you before 4:00 p.m. Eastern Time. When the New York Stock Exchange closes on that Monday, we determine that the value of an Accumulation Unit for the Fidelity VIP FundsManager 50% Portfolio is $12.50. We then divide $50,000 by $12.50 and credit your contract on Monday night with 4000 Accumulation Units for the Fidelity VIP FundsManager 50% Portfolio.

CONTRACT VALUE

CONTRACT VALUE is equal to the sum of your interests in the Investment Options. Your interest in each Investment Option is determined by multiplying the number of Accumulation Units for that Investment Option by the value of the Accumulation Unit.

REPLACEMENT OF CONTRACTS

Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, you might have to pay a surrender charge on your old annuity, and there will be a new surrender charge period for this contract. Other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your registered representative whether the exchange would be advantageous, given the contract features, benefits and charges.

3. INVESTMENT OPTIONS

The contract offers two INVESTMENT OPTIONS, the Money Market Portfolio and either the Fidelity VIP FundsManager 50% Portfolio or the Fidelity VIP FundsManager 60% Portfolio, depending on the date it was issued, as described below. However, you may not choose to allocate the Purchase Payment or exchange Contract Value to the Money Market Portfolio (see "Money Market Portfolio" below for more information). Your Contract Value will be allocated to a single Investment Option. Additional Investment Options may be available in the future.

For contracts issued based on applications signed and dated prior to July 21, 2012, the Fidelity VIP FundsManager 60% Portfolio was offered in place of the Fidelity VIP FundsManager 50% Portfolio.

YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. COPIES OF THESE PROSPECTUSES WILL ACCOMPANY OR PRECEDE THE DELIVERY OF YOUR CONTRACT. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING US AT: (800) 544-2442. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://WWW.SEC.GOV. Certain Investment Options described in the fund prospectuses may not be available with your contract. A summary of advisers, subadvisers, and investment objectives for each Investment Option is listed below.

The investment objectives and policies of certain of the Investment Options may be similar to the investment objectives and policies of other mutual funds that certain of the portfolios' investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Options may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers.

Shares of the Investment Options may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various owners participating in, and the interests of qualified plans investing in the Investment Options may conflict. The Investment Options will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.

CERTAIN PAYMENTS WE RECEIVE FROM AN INVESTMENT ADVISER OR ITS AFFILIATES. An investment adviser or subadviser of the Investment Options, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to certain other variable insurance products we offer, and, in our role as an intermediary, with respect to the Investment Options in those products. We and our affiliates may profit from these payments. The amount of the payments we receive may be significant and is based on a percentage of assets of the Investment Options attributable to those other variable insurance products we and our affiliates issue.

Additionally, an investment adviser or subadviser of the Investment Options, or its affiliates, may provide us with wholesaling services that assist in the distribution of certain other variable insurance products we or our affiliates offer and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of those variable insurance products.

SELECTION OF INVESTMENT OPTIONS. We select the Investment Options offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we may consider is the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under the GWB.

We review the Investment Options periodically and may remove an Investment Option or limit its availability to new Purchase Payments and/or exchanges of contract value if we determine that the Investment Option no longer meets one or more of the selection criteria, and/or if the Investment Option has not attracted significant allocations from contract owners. In some cases, we have included Investment Options based on recommendations made by selling firms. These selling firms may receive payments from the Investment Options they recommend and may benefit accordingly from the allocation of Contract Value to such Investment Options.

We do not provide any investment advice and do not recommend or endorse any particular Investment Option. You bear the risk of any decline in the Contract Value of your contract resulting from the performance of the Investment Options.

FIDELITY VARIABLE INSURANCE PRODUCTS
(Investor Class)

Fidelity Variable Insurance Products is a variable insurance product fund with multiple portfolios. Investor Class shares of the following portfolios are offered under the contract:

  .   Fidelity VIP FundsManager 50% Portfolio

   Strategic Advisers, Inc. is the investment manager of the Fidelity VIP FundsManager 50% Portfolio. The Fidelity VIP FundsManager 50% Portfolio seeks high total return.

  .   Fidelity VIP FundsManager 60% Portfolio

   Strategic Advisers, Inc. is the investment manager of the Fidelity VIP FundsManager 60% Portfolio. The Fidelity VIP FundsManager 60% Portfolio seeks high total return.

  .   Fidelity VIP Money Market Portfolio

   Fidelity Management & Research Company is the investment manager of the Money Market Portfolio, and Fidelity Investments Money Management, Inc. and other investment advisers serve as subadvisers. The Money Market Portfolio seeks as high a level of current income as is consistent with preservation of capital and liquidity.

MONEY MARKET PORTFOLIO

We may allocate Contract Value under certain circumstances (see "Purchase--Free Look") to the Money Market Portfolio. You may not choose to allocate or exchange Contract Value to the Money Market Portfolio.

VOTING RIGHTS

We are the legal owner of the Investment Option shares. However, we believe that when an Investment Option solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.

SUBSTITUTION OF INVESTMENT OPTIONS

If investment in the Investment Options or a particular Investment Option is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another Investment Option or Investment Options without your consent. The substituted Investment Option may have different fees and expenses. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Investment Options to allocation of Purchase Payments or Contract Value, or both, at any time in our sole discretion. There will always be at least one Investment Option offered under the contract.

4. EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:

PRODUCT CHARGES

VARIABLE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Variable Account Product Charges (the mortality and expense charge). We do this as part of our calculation of the value of the Accumulation Units. Variable Account Product Charges will no longer apply if you begin to receive Annuity Payments (see "Annuity Options (The Income Phase)") or after the conversion of the GWB Amount to Annuity Payments (see "Guaranteed Withdrawal Benefit for Life--Conversion of GWB Amount to Annuity Payments").

We assess a daily mortality and expense charge that is equal, on an annual basis, to 1.90% (for a single Annuitant) or 2.05% (for joint Annuitants) of the average daily net asset value of each Investment Option.

This charge compensates us for mortality risks we assume for the lifetime withdrawal, Annuity Payment and death benefit guarantees made under the contract. These guarantees include allowing lifetime withdrawals and making Annuity Payments that will not change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the contract.

The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.

SURRENDER CHARGE

We impose a surrender charge to reimburse us for contract sales expenses, including commissions and other distribution, promotion, and acquisition expenses. During the Accumulation Phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). A surrender charge is assessed against any amount withdrawn during the first five Contract Years, except as described below. A withdrawal made pursuant to a divorce or separation instrument is subject to the same surrender charge provisions described above, if permissible under tax law.

The surrender charge is calculated at the time of each withdrawal in accordance with the following:

             Number of Complete Years from         Surrender Charge
             Contract Date                  (% of Amount Withdrawn)
             -------------                  -----------------------
                      0                                2
                      1                                2
                      2                                2
                      3                                2
                      4                                2
                    5 and thereafter                   0

For a partial withdrawal, you may elect to have the surrender charge deducted either from the remaining Contract Value, if sufficient, or from the amount withdrawn. If the remaining Contract Value is not sufficient, the surrender charge is deducted from the amount withdrawn.

WE DO NOT ASSESS THE SURRENDER CHARGE ON ANY AMOUNTS PAID OUT AS ANNUITY PAYMENTS OR AS DEATH BENEFITS. ALSO, NO SURRENDER CHARGE WILL APPLY TO WITHDRAWALS UNDER THE GWB FEATURE THAT ARE LESS THAN OR EQUAL TO THE GWB AMOUNT. However, a surrender charge will be assessed on withdrawals prior to the youngest Annuitant reaching age 59 1/2 or, thereafter, on any withdrawals in excess of the GWB Amount (see "Guaranteed Withdrawal Benefit for Life" for more information). In addition, we will not assess the surrender charge on required distributions from qualified contracts in order to satisfy federal income tax rules or to avoid federal income tax penalties. This exception applies only to amounts required to be distributed from this contract. Such withdrawals must be made through the Systematic Withdrawal Program, with certain exceptions. (See "Access To Your Money--Systematic Withdrawal Program" for more information.)

PREMIUM AND OTHER TAXES

We reserve the right to deduct from the Purchase Payment, Contract Value, withdrawals, death benefits or Annuity Payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. Premium taxes generally range from 0 to 3.5%, depending on the state. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until Annuity Payments begin.

EXCHANGE FEE

Currently, the contract offers only one Investment Option. In the future, we may make additional Investment Options available, in which case you may be able to exchange Contract Value between Investment Options. We currently allow unlimited exchanges without charge during the Accumulation Phase. However, we have reserved the right to limit the number of exchanges to a maximum of 12 per year without charge and to charge an exchange fee of $25 for each exchange greater than 12 in any year. The exchange fee is deducted from the Investment Option from which the exchange is made. However, if the entire interest in an Investment Option is being exchanged, the exchange fee will be deducted from the amount which is exchanged.

INCOME TAXES

We reserve the right to deduct from the contract for any income taxes which we incur because of the contract. In general, we believe under current federal income tax law, we are entitled to hold reserves with respect to the contract that offset Variable Account income. If this should change, it is possible we could incur income tax with respect to the contract, and in that event we may deduct such tax from the contract. At the present time, however, we are not incurring any such income tax or making any such deductions.

INVESTMENT OPTION EXPENSES

There are deductions from and expenses paid out of the assets of each Investment Option, which are described in the fee table in this prospectus and the Investment Option prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each Investment Option.

5. ANNUITY PAYMENTS (THE INCOME PHASE)

ANNUITY DATE

Under the contract you can receive regular monthly income payments (referred to as ANNUITY PAYMENTS). You can choose the month and year in which those payments begin. We call that date the ANNUITY DATE. Your Annuity Date must be at least 30 days after we issue the contract. Annuity Payments must begin by the first day of the calendar month on or after the contract anniversary on or after the oldest Owner's (or, for contracts owned by certain trusts, the oldest Annuitant's) 95th birthday.

When you purchase the contract, the Annuity Date will be the first day of the calendar month on or after the contract anniversary on or after the oldest Owner's (or, for contracts owned by certain trusts, the oldest Annuitant's) 95th birthday. You can change the Annuity Date at any time before the Annuity Date with 30 days prior notice to us (subject to restrictions that may apply in your state).

ANNUITY INCOME OPTIONS

You can choose among income plans. We call those ANNUITY INCOME OPTIONS. We ask you to choose an Annuity Income Option when you purchase the contract. You can change it at any time before the Annuity Date with 30 days notice to us.

You will receive the Annuity Payments during the Income Phase. The Annuitant is the natural person(s) whose life we look to in the determination of Annuity Payments. The dollar amount of each Annuity Payment generally will not change.

The contract offers two Annuity Income Options. Unless you elect another Annuity Income Option prior to the Annuity Date or you elect an earlier Annuity Date, the contract will default to Annuity Income Option (1).

   ANNUITY INCOME OPTION (1). Under Annuity Income Option (1), on the Annuity Date, we compare the Contract Value to the Adjusted Purchase Payment. The ADJUSTED PURCHASE PAYMENT is a value we use to calculate Annuity Payments under Annuity Income Option (1). At contract issue, the Adjusted Purchase Payment is equal to the Purchase Payment. The Adjusted Purchase Payment is reduced by each withdrawal as described below.

A. Withdrawals Prior to Age 59 1/2. If you make withdrawals before the youngest Annuitant reaches age 59 1/2, the Adjusted Purchase Payment will be reduced for each such withdrawal as follows:

     (1) At the end of the valuation period in which you make the withdrawal, we divide the withdrawal by what the Contract Value would have been at the end of the valuation period had you not taken the withdrawal. The result is the percentage factor used to calculate the reduction to the Adjusted Purchase Payment.
     (2) Multiply the percentage determined in (1) by the Adjusted Purchase Payment immediately before the withdrawal.
     (3) Take the Adjusted Purchase Payment prior to the withdrawal and reduce it by the amount determined in (2).

B. Withdrawals On or After Age 59 1/2.

  (i) If total withdrawals in any Contract Year after the youngest Annuitant reaches age 59 1/2 do not exceed the GWB Amount for that same Contract Year, the Adjusted Purchase Payment is reduced by the dollar amount of the withdrawal(s).

 (ii) If you make withdrawals on or after the date the youngest Annuitant reaches age 59 1/2 and the total withdrawals in a Contract Year are greater than the GWB Amount for that Contract Year, then the Adjusted Purchase Payment will be reduced for each such withdrawal as follows:

     (1) Determine the portion of the most recent withdrawal that, in combination with the sum of all other withdrawals taken in the current Contract Year, exceeds the GWB Amount for that Contract Year.
     (2) Determine what the Contract Value would have been at the end of the valuation period had you NOT taken the withdrawal, less any portion of the most recent withdrawal that is eligible to be applied to the GWB Amount in that Contract Year.
     (3) Determine the percentage reduction in the Adjusted Purchase Payment by dividing the amount determined in (1) by the amount determined in (2).
     (4) Multiply the percentage determined in (3) by the Adjusted Purchase Payment prior to the excess withdrawal.
     (5) Take the Adjusted Purchase Payment prior to the withdrawal and first reduce it by the amount of the GWB Amount for that Contract Year, then further reduce it by the amount determined in (4).

   For example, assume your contract has one Annuitant who is age 55 and you made a $25,000 Purchase Payment (the example does not reflect the deduction of income taxes or tax penalties, or fees and charges):

         . At issue, the Adjusted Purchase Payment is equal to the Purchase Payment, $25,000.

         . Assume that your Contract Value is $30,000 later in that Contract Year, and you make one $5,000 withdrawal. Because the withdrawal is made prior to the youngest Annuitant reaching age 59 1/2, the Adjusted Purchase Payment would be reduced by $5,000 divided by $30,000, or 16.67%. The result is a new Adjusted Purchase Payment of $20,833 ($25,000 minus [$25,000 multiplied by 16.67%]).

         . Assume that six years later, your Contract Value is $40,000, you have begun taking withdrawals under the GWB feature, your GWB Amount is $1,600, and you make total withdrawals of $5,000 in that Contract Year. The GWB Amount reduces the Adjusted Purchase Payment by the dollar amount of the GWB Amount, however because you make an excess withdrawal of $3,400 ($5,000 minus $1,600), the Adjusted Purchase Payment would be further reduced by [$3,400 divided by ($40,000 minus $1,600)], or 8.85%. The result is a new Adjusted Purchase Payment of $17,531 ($20,833 minus $1,600 minus [($20,833 minus $1,600) multiplied by 8.85%]).

   If the Adjusted Purchase Payment is greater than or equal to the contract value: you will receive Annuity Payments equal to your eligible GWB Amount (see "Guaranteed Withdrawal Benefit for Life" for more information) that will be paid to you as Annuity Payments until there is no longer any living Annuitant.

   If on the death of the last surviving Annuitant the total of all Annuity Payments on or after the Annuity Date is less than the Adjusted Purchase Payment, we will pay to the Beneficiary the GWB Amount as Annuity Payments until the total payments made to the Annuitant(s) and Beneficiary (or if there is no living Beneficiary to the last surviving Beneficiary's estate) are equal to the Adjusted Purchase Payment.

   If the Contract Value on the Annuity Date is greater than the Adjusted Purchase Payment: you will receive Annuity Payments equal to the greater of
   (a) or (b), where (a) is your eligible GWB Amount and (b) is the amount of Annuity Payments that will be paid to you by applying your Contract Value determined as of the Annuity Date (less premium and other taxes) to annuity income purchase rates that will pay you monthly Annuity Payments terminating with the last payment due prior to the death of the last living Annuitant.

   If on the death of the last surviving Annuitant the total of all Annuity Payments on or after the Annuity Date is less than the Contract Value on the Annuity Date, we will refund the difference to your Beneficiary (or if there is no living Beneficiary to the last surviving Beneficiary's estate).

   Annuity Income Option (1) is only available on the latest possible Annuity Date unless the GWB Amount is converted to an Annuity Payment as described in "Guaranteed Withdrawal Benefit for Life--Conversion of GWB Amount To Annuity Payments." The latest possible Annuity Date is the first day of the calendar month on or after the contract anniversary on or after the oldest Owner's (or, for contracts owned by certain trusts, the oldest Annuitant's) 95th birthday (or earlier if required by state law).

   ANNUITY INCOME OPTION (2). You may have the Contract Value determined as of the Annuity Date (less premium and other taxes) applied to annuity income purchase rates that will pay you monthly Annuity Payments until there is no longer any living Annuitant or for 120 monthly payments, whichever is longer.

   If the surviving Annuitant dies before we have made all Annuity Payments due under the contract, any remaining Annuity Payments will be paid to the Beneficiary or if there is no living Beneficiary to the last surviving Beneficiary's estate. The Beneficiary or estate may choose instead to receive the present value of the remaining Annuity Payments in a lump sum. The present value is determined by commuting the future guaranteed annuity income using the annuity income purchase rates in effect at that time.

   This Annuity Income Option is available on any Annuity Date. IF ELECTED, BENEFITS UNDER THE GWB FEATURE WILL TERMINATE.

ADDITIONAL INFORMATION

If your Annuity Payments would be or become less than $20 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $20.

We may require proof of age or sex of an Annuitant before making any Annuity Payments under the contract that are measured by the Annuitant's life. If an Annuitant's age or sex has been misstated, we will adjust the amount of monthly annuity income to the amount that would have been provided at the correct age or sex. Once annuity income has begun, any overpayments or underpayments, with interest at 6% per annum, will be, as appropriate, deducted from or added to the payment or payments made after the adjustment.

In the event that you purchased the contract as a tax-qualified contract, you must take distribution of the Contract Value in accordance with the minimum required distribution rules set forth in applicable tax law. Under certain circumstances, you may satisfy those requirements by electing an annuity option. Upon your death, if Annuity Payments have already begun, the death benefit would be required to be distributed to your Beneficiary at least as rapidly as under the method of distribution in effect at the time of your death. (See "Federal Income Tax Status" and the Statement of Additional Information for more details.)

6. ACCESS TO YOUR MONEY


You can have access to the money in your contract by making a withdrawal (either a partial or a complete withdrawal) or by electing to receive Annuity Payments. Your Beneficiary can have access to the money in the contract when a death benefit is paid or under certain Annuity Options descried under "Annuity Payments (The Income Phase)--Annuity Options" which provide for continuing annuity payments or a cash refund during the Annuity Period upon death of the last surviving Annuitant.


Under most circumstances, withdrawals can only be made during the Accumulation Phase. Partial withdrawals before the youngest Annuitant reaches age 59 1/2 or withdrawals that exceed the Guaranteed Withdrawal Benefit Amount allowed under the Guaranteed Withdrawal Benefit For Life feature may significantly impact the Guaranteed Withdrawal Benefit Amount by proportionally reducing the GWB Value upon which the benefit is determined. These reductions in the GWB Value and GWB Amount may be significant particularly when the Contract Value is lower than the GWB Value. (See "Guaranteed Withdrawal Benefit for Life" for more information.)

When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the Contract Value of the contract at the end of the Business Day when we receive a written request for a withdrawal, less any applicable surrender charge.

Currently the contract offers a single Investment Option. If we add additional Investment Options in the future, any partial withdrawal will be made pro rata from the Investment Option(s) you selected unless you instruct us otherwise. Under most circumstances the amount of any partial withdrawal must be for at least $50. You may request partial withdrawals by sending a letter to the Annuity Service Center or calling us there. Withdrawals by telephone or internet (where otherwise available) are limited as follows: (1) no withdrawal may be for more than $100,000; (2) total telephone withdrawals in a seven day period cannot total more than $100,000; and (3) if we have recorded an address change for an Owner during the past 10 days, the limits in (1) and (2) become $10,000. We reserve the right to change telephone and internet withdrawal requirements or limitations.

We will pay the amount of any withdrawal from the Variable Account within seven days of when we receive the request in Good Order unless the suspension of payments or exchanges provision is in effect.

We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a contract Owner's check that has not yet cleared (I.E., that could still be dishonored by the contract Owner's banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.

In order to withdraw all or part of your Contract Value, you must submit a request to our Annuity Service Center. (See "Other Information--Requests and Elections."). We have to receive your withdrawal request in our Annuity Service Center prior to the Annuity Date or last Owner's death. If we are presented in Good Order with notification of the death of the last surviving Annuitant before any requested transaction is completed (including transactions under Systematic Withdrawal Programs), we will cancel the request.

There are limits to the amount you can withdraw from certain tax-qualified contracts. (See "Federal Income Tax Status.")

Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make.

SYSTEMATIC WITHDRAWAL PROGRAM

You may use the Systematic Withdrawal Program to make withdrawals in an amount up to your eligible GWB Amount on a periodic basis. Systematic withdrawals must be at least $50 on a monthly, quarterly, semi-annual or annual basis. If you make an additional withdrawal that is not part of a Systematic Withdrawal Program, we will terminate the program for the remainder of the Contract Year, and you must re-enroll to start a new Systematic Withdrawal Program.

Your Systematic Withdrawal Program transactions will take place on the first day of the month for the period you selected. If the New York Stock Exchange is closed on the scheduled day in a particular month, the withdrawal will take place on the next Business Day.

If your contract is a qualified contract and you are subject to required minimum distributions ("MRD") under the Code, you must agree to receive your MRD through our Systematic Withdrawal Program so that we do not treat that part of your MRD that exceeds the GWB Amount as an excess withdrawal. (See "Guaranteed Withdrawal Benefit for Life--Withdrawals in Excess of Annual GWB Amount" for more information.)

IN ORDER TO RECEIVE THE GREATER OF YOUR ELIGIBLE GWB AMOUNT OR MRD, YOU MUST AGREE TO THE FOLLOWING CONDITIONS:

  (1) You must elect to receive the greater of the GWB Amount and the MRD and authorize us to calculate the MRD for you;
  (2) The MRD for a calendar year will be determined by us exclusively from the Contract Value of this contract;
  (3) No MRD withdrawal may occur until after December 31st of the calendar year in which your contract was issued;
  (4) If the contract was purchased prior to your reaching age 70 1/2, your first MRD must be withdrawn in the calendar year in which you reach age 70 1/2 (even though the Code allows you to delay your first MRD until April 1st of the following calendar year). We require this because only one calendar year's MRD will qualify for the exception to withdrawals in excess of the GWB Amount; and
  (5) If you make a withdrawal other than through this Systematic Withdrawal Program, you will no longer be eligible to receive the greater of the MRD or GWB Amount during that Contract Year, and any amounts withdrawn in excess of the GWB Amount will be considered excess withdrawals (see "Guaranteed Withdrawal Benefit for Life--Withdrawals in Excess of Annual GWB Amount"). The Systematic Withdrawal Program will terminate and you must re-enroll in the Systematic Withdrawal Program for the next Contract Year.

We reserve the right to limit or modify this Systematic Withdrawal Program if we determine that the program will cause us to distribute during any Contract Year an amount more than the greater of the GWB Amount or the MRD for any calendar year.

Each Systematic Withdrawal may be subject to federal income taxes, including any penalty tax that may apply. We reserve the right to modify or discontinue the Systematic Withdrawal Program except as necessary to meet MRD withdrawals as described above. (For a discussion of the surrender charge, see "Expenses" above.)

SUSPENSION OF PAYMENTS OR EXCHANGES

We may be required to suspend or postpone payments for withdrawals or exchanges for any period when:

  . the New York Stock Exchange is closed (other than customary weekend and holiday closings);
  .   trading on the New York Stock Exchange is restricted;
  . an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of shares of the Investment Options is not reasonably practicable or we cannot reasonably value the shares of the Investment Options;
  . or during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Owners.

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an Owner's ability to make certain transactions and thereby refuse to accept any requests for exchanges, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.

7. GUARANTEED WITHDRAWAL BENEFIT FOR LIFE

Your contract is issued with a living benefit feature that offers protection against market risk (the risk that your investments may decline in value or underperform your expectations). This feature is called the Guaranteed Withdrawal Benefit for Life (GWB).

The GWB guarantees that when the youngest Annuitant reaches age 59 1/2, you are eligible to withdraw a specific amount each Contract Year called the Guaranteed Withdrawal Benefit Amount ("GWB Amount"). The GWB Amount, described below, is available for withdrawal each Contract Year during the Annuitant(s)' lifetime regardless of your Contract Value. You may make partial withdrawals up to the GWB Amount during the Contract Year. You are not required to make any withdrawals. However, unused portions of the GWB Amount are not cumulative and do not carry over into future Contract Years.

The GWB Amount is determined each Contract Year by multiplying the Guaranteed Withdrawal Benefit Value ("GWB Value"), described below, by the Withdrawal Percentage, also described below. THE GWB VALUE DOES NOT ESTABLISH OR GUARANTEE ANY CONTRACT VALUE OR MINIMUM RETURN FOR ANY INVESTMENT OPTION AND CANNOT BE TAKEN AS A LUMP SUM. Income taxes and penalties may apply to your withdrawals.

No benefit is payable until the youngest Annuitant reaches age 59 1/2. Withdrawals prior to the youngest Annuitant reaching 59 1/2 will decrease the GWB Value as described below in "Withdrawals Before Youngest Annuitant Reaches Age 59 1/2". The Annuitant(s) will be listed on the contract and may not be changed after the contract date (except by court order).

YOU SHOULD CAREFULLY CONSIDER WHEN TO BEGIN TAKING WITHDRAWALS. IF YOU BEGIN TAKING WITHDRAWALS TOO SOON, YOU MAY LIMIT THE VALUE OF THE GWB FEATURE. FOR EXAMPLE, TAKING YOUR FIRST WITHDRAWAL AT A YOUNGER AGE MAY RESULT IN A LOWER WITHDRAWAL PERCENTAGE. HOWEVER, IF YOU DELAY TAKING WITHDRAWALS FOR TOO LONG, YOU MAY LIMIT THE NUMBER OF YEARS AVAILABLE FOR YOU TO TAKE WITHDRAWALS IN THE FUTURE (DUE TO LIFE EXPECTANCY).

You have the option of receiving withdrawals under the GWB feature or receiving payments under an Annuity Income Option. You should consult with your registered representative when deciding how to receive income under this contract. In making this decision, you should consider many factors, including the relative amount of current income provided by the two options, the potential ability to receive higher future payments through potential increases to the GWB Value (as described below), your potential need to make additional withdrawals in the future, and the relative values to you of the death benefits available prior to and after annuitization.

At any time during the Accumulation Phase, you can elect to annuitize under current annuity rates. This may provide higher income amounts if the current annuity option rates applied to the Contract Value on the Annuity Date exceed the GWB Amount payments. Also, after-tax annuity income payment amounts provided by annuitizing under current annuity rates may be higher due to different tax treatment of this income compared to the tax treatment of the payments received under the GWB feature. (See "Federal Income Tax Status")

TAX TREATMENT. The tax treatment of withdrawals under the GWB feature is uncertain. It is conceivable that the amount of potential gain could be determined based on the GWB Value at the time of the withdrawal, if the GWB Value is greater than the Contract Value (prior to surrender charges, if applicable). This could result in a greater amount of taxable income reported under a withdrawal and conceivably a limited ability to recover any remaining basis if there is a loss on surrender of the contract. Consult your tax advisor prior to purchase.

MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the full guarantees of this feature, your annual withdrawals cannot exceed the GWB Amount each Contract Year. In other words, you should not take excess withdrawals. If you do take an excess withdrawal, we will reduce the GWB Value proportionately (as described below) and reduce the GWB Amount to the new GWB Value multiplied by the applicable Withdrawal Percentage. THESE REDUCTIONS IN THE GWB VALUE AND GWB AMOUNT MAY BE SIGNIFICANT PARTICULARLY WHEN THE CONTRACT VALUE IS LOWER THAN THE GWB VALUE (SEE "WITHDRAWALS IN EXCESS OF ANNUAL GWB AMOUNT" BELOW). You are still eligible to receive lifetime payments so long as the withdrawal that exceeded the GWB Amount did not cause your Contract Value to decline to zero. IF THE CONTRACT VALUE IS REDUCED TO ZERO BECAUSE YOU MAKE A FULL WITHDRAWAL AND TOTAL WITHDRAWALS IN THAT CONTRACT YEAR (INCLUDING THE WITHDRAWAL THAT REDUCES THE CONTRACT VALUE TO ZERO) EXCEED THE GWB AMOUNT, YOUR CONTRACT WILL BE TERMINATED AND YOU WILL NOT RECEIVE LIFETIME PAYMENTS. IT IS YOUR RESPONSIBILITY TO MANAGE WITHDRAWALS, AND YOU WILL NOT BE NOTIFIED IF YOU SUBMIT A WITHDRAWAL REQUEST THAT CAUSES AN EXCESS WITHDRAWAL, INCLUDING AN EXCESS WITHDRAWAL THAT REDUCES THE CONTRACT VALUE TO ZERO AND TERMINATES THE CONTRACT.

You are not required to withdraw the full GWB Amount each year. However, if you choose to receive only a part of your GWB Amount in any given Contract Year, your GWB Amount is not cumulative and your GWB Value and GWB Amount will not increase as a result of taking a smaller withdrawal. For example, if your Withdrawal Percentage is 5%, you cannot withdraw 3% of the GWB Value in one year and then withdraw 7% of the GWB Value the next year without making an excess withdrawal in the second year.

REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to
Section 401(a)(9) of the Code, you may be required to take withdrawals to fulfill MRD generally beginning at age 70 1/2. These required distributions may be larger than your GWB Amount. If you enroll in the Systematic Withdrawal Program (see "Access to Your Money--Systematic Withdrawal Program"), we will not treat that part of your MRD that exceeds the GWB Amount as an excess withdrawal. You must be enrolled in the Systematic Withdrawal Program to qualify for this exception. The calculation of required distributions is based only on information relating to this contract only. To enroll in the Systematic Withdrawal Program, please contact our Annuity Service Center.

GWB AMOUNT

The initial GWB AMOUNT is determined by multiplying the applicable WITHDRAWAL PERCENTAGE by the GWB Value. Once the GWB Amount is determined for a Contract Year, it will not change for the rest of that Contract Year. On each subsequent contract anniversary, the GWB Amount may change as described below.

Before the youngest Annuitant reaches the age of 59 1/2, the GWB Amount is zero.


Once the youngest Annuitant reaches age 59 1/2, your first withdrawal will establish a Withdrawal Percentage as shown in the table below. Once established, your Withdrawal Percentage will never change.


If the contract has two Annuitants on the contract date and one Annuitant dies before a Withdrawal Percentage is determined, the age of the surviving Annuitant will be used to determine the applicable Withdrawal Percentage from the table below. If you never take a withdrawal before the latest possible Annuity Date, the Withdrawal Percentage for age 76 and older indicated in the table below will be used to establish your eligible GWB Amount on the latest possible Annuity Date.


For contracts issued based on applications received on or after November 17, 2014:



                          Withdrawal Percentage - Withdrawal Percentage -
                          Single Annuitant        Joint Annuitants
   Age at 1st Withdrawal  (Annuitant's Age)       (Youngest Annuitant's Age)
   -------------------------------------------------------------------------
       59 1/2 - 64        4%                      4%
   -------------------------------------------------------------------------
       65 - 75            5%                      4.75%
   -------------------------------------------------------------------------
       76 and older       5.50%                   5.00%



For contracts issued based on applications received prior to November 17, 2014:



       Youngest Annuitant's Age at 1st Withdrawal  Withdrawal Percentage
       -----------------------------------------------------------------
                     59 1/2 - 64                   4%
       -----------------------------------------------------------------
                     65 - 75                       5%
       -----------------------------------------------------------------
                     76 and older                  6%
       -----------------------------------------------------------------


On each contract anniversary, a new GWB Amount will be calculated by multiplying the Withdrawal Percentage established by your first withdrawal after the youngest Annuitant reaches age 59 1/2 by the GWB Value on that same contract anniversary.

Generally, your new GWB Amount will be equal to or greater than the first GWB Amount established following the first withdrawal after the youngest Annuitant reached 59 1/2 as long as total withdrawals in any Contract Year do not exceed the GWB Amount for that same Contract Year.

Each time you make a withdrawal, your Contract Value will be reduced by the amount of the withdrawal. However, if total withdrawals in any Contract Year exceed the GWB Amount for that same Contract Year, there will be a proportionate reduction in your GWB Value as described below which may result in a lower GWB Amount in future Contract Years.

See Appendix C for examples of how your GWB Amount is calculated.

GWB VALUE

The GWB VALUE is a value that is used to determine the GWB Amount each Contract Year once you make your first withdrawal after the youngest Annuitant reaches age 59 1/2. Your contract will also have a GWB Value prior to the date the youngest Annuitant reaches age 59 1/2, and during that time the GWB Value may increase or decrease as described below.

The GWB Value on the contract date is equal to the Purchase Payment. If you make withdrawals before the youngest Annuitant reaches age 59 1/2 the GWB Value will be reduced proportionately. (See "Withdrawals Before Youngest Annuitant Reaches Age 59 1/2" below). Similarly, if you make withdrawals after the youngest Annuitant reaches age 59 1/2 and the total withdrawals in a Contract Year are greater than the GWB Amount for that Contract Year, then the GWB Value will be reduced proportionately. (See "Withdrawals in Excess of Annual GWB Amount" below.)

On each contract anniversary prior to the oldest Annuitant turning age 85, the GWB Value is compared to the Contract Value to determine whether the GWB Value should be increased. If the contract has joint Annuitants and the oldest Annuitant dies before the contract anniversary that falls on or after his or her 85th birthday, the surviving Annuitant's age will be used. However, if the oldest Annuitant dies on or after the contract anniversary that falls on or after his or her 85th birthday, the GWB Value will not increase.

If the Contract Value is lower than the GWB Value, the GWB Value will not change.

If the Contract Value is greater than the GWB Value, the GWB Value will be automatically increased to equal the Contract Value. If you make a withdrawal on the contract anniversary, the withdrawal will be deducted from the Contract Value after it is compared to the GWB Value.

Any new GWB Value will be used to determine the GWB Amount for the rest of that Contract Year, provided the youngest Annuitant has reached age 59 1/2 and a Withdrawal Percentage has been established by your first withdrawal of a GWB Amount.

WITHDRAWALS BEFORE YOUNGEST ANNUITANT REACHES AGE 59 1/2

You are not eligible to withdraw any part of the GWB Amount until the youngest Annuitant reaches age 59 1/2. If you make a withdrawal before the youngest Annuitant reaches age 59 1/2, the GWB Value is reduced by a percentage determined by dividing the withdrawal amount by the Contract Value at time of the withdrawal. We calculate the new GWB Value as follows.

  (1) At the end of the valuation period (a "valuation period" is the period of time between one determination of the value of Accumulation Units to the next determination on the following Business Day) in which you make the withdrawal, we divide the withdrawal by what the Contract Value would have been at the end of the valuation period had you not taken the withdrawal. The result is the percentage factor used to calculate the reduction in the GWB Value.
  (2) Multiply the percentage determined in (1) by the GWB Value immediately before the withdrawal. The result is the amount by which the old GWB Value is reduced.

For example, assume your contract has one Annuitant who is age 55 and you made a $25,000 Purchase Payment (the example does not reflect the deduction of income taxes or tax penalties, or fees and charges other than the surrender charge):

  . If you make no withdrawals during the first Contract Year your GWB Value would be $25,000 for the whole Contract Year.
  . Assume that your Contract Value is $30,000 later in that Contract Year and you make one $5,000 withdrawal ($4,900 of which would be paid to you after deduction of a $100 surrender charge).
  . Your GWB Value would be reduced by 16.67% ($5,000 withdrawal amount divided by $30,000 Contract Value).
  . The result is a new GWB Value of $20,833 ($25,000 GWB Value minus [$25,000 multiplied by 16.67%]).

WITHDRAWALS IN EXCESS OF ANNUAL GWB AMOUNT

If you withdraw more than the GWB Amount in any Contract Year on or after the youngest Annuitant reaches age 59 1/2, the GWB Value is reduced by an amount equal to the percentage determined by dividing the portion of a withdrawal that is in excess of the GWB Amount for that Contract Year ("excess withdrawal") by the Contract Value at time of the excess withdrawal, as described below. The new GWB Value following an excess withdrawal is calculated as follows:

   1) Determine the portion of the most recent withdrawal, in combination with the sum of all other withdrawals taken in the current Contract Year, that exceeds the GWB Amount for that Contract Year.

   2) Determine what the Contract Value would have been at the end of the valuation period had you NOT taken the withdrawal, less any portion of the most recent withdrawal that is eligible to be applied to the GWB Amount in that Contract Year.
   3) Determine the percentage reduction in GWB Value by dividing the amount determined in (1) by the amount determined in (2).
   4) Multiply the percentage determined in (3) by the GWB Value prior to the withdrawal.
   5) Take the GWB Value prior to the withdrawal and reduce it by the amount determined in (4). This will result in a new GWB Value.

For example, assume your contract is in its sixth Contract Year, has one Annuitant who is age 60, a Contract Value of $30,000 and a GWB Value of $25,000 (the example does not reflect the deduction of income taxes or tax penalties or fees and charges; surrender charges do not apply after the fifth Contract Year):

         . If you make a first withdrawal of $5,000 in the sixth Contract Year, you will establish a Withdrawal Percentage of 4% and be eligible to withdraw up to the GWB Amount of $1,000 ($25,000 multiplied by 4%) without causing a reduction in GWB Value.
         . Because your first withdrawal is $5,000, $1,000 of the withdrawal is eligible to be applied to the GWB Amount for that Contract Year and $4,000 of the withdrawal is an excess withdrawal.
         . For purposes of determining the impact on the GWB Value, the Contract Value is first reduced by the GWB Amount ($30,000 minus $1,000) resulting in a Contract Value of $29,000.
         . The $4,000 excess withdrawal proportionally reduces the Contract Value by 13.79% ($4,000 divided by $29,000) which results in a new GWB Value of $21,552.50 ($25,000 less [25,000 multiplied by 13.79%]).
         . If there are no further withdrawals in that Contract Year and the GWB Value is not increased on the next contract anniversary, the GWB Amount for the next Contract Year will be $862.10 ($21,552.50 multiplied by 4%).

If the contract is a qualified contract and you elect to receive your MRD under the Code through our Systematic Withdrawal Program, the references to GWB Amount in (1) and (2) above shall mean "the greater of the GWB Amount or any minimum required distribution under the Code determined exclusively by us from the Contract Value." If you take a withdrawal to satisfy your minimum required distribution in a way other than through our Systematic Withdrawal Program and your MRD is in excess of your GWB Amount, the withdrawal may result in surrender charges (if applicable) and a reduction in your GWB Value.

Any premium tax amount that we deduct from your Contract Value will not be treated as an excess withdrawal.

See Appendix C for additional examples of GWB Value increases and decreases.

CONVERSION OF GWB AMOUNT TO ANNUITY PAYMENTS

If the Contract Value is reduced to zero because you make a full withdrawal and total withdrawals in that Contract Year (including the withdrawal that reduces the Contract Value to zero) do not exceed the GWB Amount, we will convert the GWB Amount to Annuity Payments. If that happens, we will pay you the difference between your GWB Amount for that Contract Year (less prior withdrawals in that Contract Year) and the Contract Value prior to that withdrawal, and then, on the first day of the calendar month on or after your next contract anniversary, the contract will convert to an annuity option that will pay you an annual amount equal to your GWB Amount for so long as any Annuitant is still alive. The first payment will be equal to any remaining portion of the GWB Amount for the Contract Year at the time of conversion. Once a conversion occurs under this provision, the contract will no longer have a Contract Value.

IF THE CONTRACT VALUE IS REDUCED TO ZERO BECAUSE YOU MAKE A FULL WITHDRAWAL AND TOTAL WITHDRAWALS IN THAT CONTRACT YEAR (INCLUDING THE WITHDRAWAL THAT REDUCES THE CONTRACT VALUE TO ZERO) EXCEED THE GWB AMOUNT, YOUR CONTRACT WILL BE TERMINATED AND YOU WILL NOT RECEIVE ANY ANNUITY PAYMENTS.

If you are receiving GWB Amount payments through our Systematic Withdrawal Program and a withdrawal under the Systematic Withdrawal Program causes this provision to apply, we will continue to pay your GWB Amount as an Annuity Payment on the same day of the month for the period you selected under the Systematic Withdrawal Program.

The resulting GWB Amount for future Contract Years will be paid in monthly Annuity Payments as long as each monthly Annuity Payment is at least $20. We reserve the right to pay the GWB Amount as an annual Annuity Payment or in any other payment method that is mutually agreeable to you and us.

DEATH BENEFIT AFTER CONVERSION OF GWB AMOUNT TO ANNUITY PAYMENTS. On the death of the last surviving Annuitant, payments will continue to your Beneficiary until the Beneficiary has received the Return of Purchase Payment death benefit described below under "Death Benefit During the Accumulation Phase." Once Annuity Payments begin, the

Return of Purchase Payment death benefit will be reduced by the amount of each Annuity Payment. These payments will be equal in amount, except for the last payment, which will be in an amount necessary to reduce the Return of Purchase Payment death benefit described below to zero.

ADDITIONAL INFORMATION

If an Annuitant's age has been misstated, we will adjust the GWB Amount to reflect the actual age. If we have previously overpaid GWB Amounts and the GWB Amount has been converted to Annuity Payments as described in the Conversion of GWB Amount to Annuity Payments provision of this contract, we will withhold and apply any future GWB Amounts to the overpayment until we have recovered the amount of the overpayment. If the contract has terminated, we reserve the right to recover the amount of any overpayment from your estate. If we have previously underpaid GWB Amounts and the GWB Amount has been converted to Annuity Payments as described in the Conversion to Annuity Income of GWB Amount Payments provision of this Contract, we will make a lump sum payment equal to the amount previously underpaid plus interest at 6% per annum, compounded annually.

For contracts not owned by a trust, Owner(s) must be Annuitant(s). Because the Internal Revenue Code requires certain distributions following the death of an Owner, we generally limit joint ownership to spouses only. In order to continue the contract and the GWB after the first Annuitant's death, the designated joint Annuitant must be the first Annuitant's spouse on the date of death.

For contracts owned by a grantor trust, in order for the joint Annuitant to be able to continue the contract after the first Annuitant's death, federal income tax law requires that the designated Beneficiary (in this case, the joint Annuitant) must be the Annuitant's spouse on the date of the Annuitant's death. This may impact certain estate planning considerations which depend on the grantor trust being treated as the designated Beneficiary and should be taken into account prior to the purchase of the contract.

We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and non-qualified contracts subject to Section 72(s)).

8. PERFORMANCE

We periodically advertise subaccount performance relating to the Investment Options. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Variable Account Product Charges and the Investment Option expenses. It does not reflect the deduction of any applicable account fee or surrender charge. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Variable Account Product Charges, account fee, surrender charges, and the Investment Option expenses.

For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding Investment Options for the periods commencing from the date on which the particular Investment Option was made available through the Variable Account.

In addition, the performance for the Investment Options may be shown for the period commencing from the inception date of the Investment Options. These figures should not be interpreted to reflect actual historical performance of the Variable Account.

We or a selling firm may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the Investment Options and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

We or a selling firm may advertise the GWB feature using illustrations showing how the benefit works with historical performance of specific Investment Options or with a hypothetical rate of return or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying Investment Options.

You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.

9. DEATH BENEFIT DURING THE ACCUMULATION PHASE

UPON YOUR DEATH

If you die during the Accumulation Phase, we will pay a death benefit to your Beneficiary (or Beneficiaries).

Where there are multiple Beneficiaries, the death benefit for each Beneficiary will be determined as of the time that Beneficiary submits the necessary documentation in Good Order. If we are presented in Good Order with notification of the death of the last surviving Annuitant before any requested transaction is completed (including transactions under automated investment strategies and automated withdrawal programs), we will cancel the request.

If you have a joint Annuitant, the death benefit will not be paid when the first Annuitant dies (except for certain qualified contracts with a joint Annuitant who is age 95 or older at the death of the first Annuitant--see "Spousal Continuation" below). Upon the death of either Annuitant, the surviving joint Annuitant will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary, unless instructed otherwise.

If a non-natural person owns the contract, the Annuitant will be deemed to be the Owner in determining the death benefit.

DEATH BENEFIT

The death benefit will be payable to your Beneficiaries upon the last surviving Annuitant's death. The Beneficiaries must elect the death benefit to be paid under one of the two options below. Subject to our administrative procedures, we will pay a death benefit equal to the Contract Value death benefit if the Contract Value death benefit is greater than the sum of payments to be received under the Return of Purchase Payment death benefit. Until you direct us to pay those proceeds to you in a lump sum or under any other option we make available, the death benefit amount will remain in the Variable Account for up to five years from the date of death.

1) Contract Value

The first option is a death benefit equal to the Contract Value as determined as of the end of the Business Day on which we receive due proof of death and an election for the payment method. This death benefit amount remains in the Investment Options until each of the Beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit. (See "General Death Benefit Provisions" below.) Any death benefit amounts held in the Variable Account on behalf of the remaining Beneficiaries are subject to investment risk.

2) Return of Purchase Payment Death Benefit

The second option is a Return of Purchase Payment death benefit. At issue the Return of Purchase Payment death benefit is equal to the Purchase Payment. The Return of Purchase Payment death benefit is reduced by each withdrawal as described below.

A. Withdrawals Prior to Age 59 1/2.

If you make withdrawals before the youngest Annuitant reaches age 59 1/2, the Return of Purchase Payment death benefit will be reduced for each such withdrawal as follows:

  (1) At the end of the valuation period in which you make the withdrawal, we divide the withdrawal by what the Contract Value would have been at the end of the valuation period had you not taken the withdrawal. The result is the percentage factor used to calculate the reduction to the Return of Purchase Payment death benefit.
  (2) Multiply the percentage determined in (1) by the Return of Purchase Payment death benefit immediately before the withdrawal.
  (3) Take the Return of Purchase Payment death benefit prior to the withdrawal and reduce it by the amount determined in (2).

B. Withdrawals On or After Age 59 1/2.

  (i) If total withdrawals in any Contract Year after the youngest Annuitant reaches age 59 1/2 do not exceed the GWB Amount for that same Contract Year, the Return of Purchase Payment death benefit is reduced by the dollar amount of the withdrawal(s).

 (ii) If you make withdrawals on or after the date the youngest Annuitant reaches age 59 1/2 and the total withdrawals in a Contract Year are greater than the GWB Amount for that Contract Year, then the Return of Purchase Payment death benefit will be reduced for each such withdrawal as follows:

     (1) Determine the portion of the most recent withdrawal that, in combination with the sum of all other withdrawals taken in the current Contract Year, exceeds the GWB Amount for that Contract Year.

     (2) Determine what the Contract Value would have been at the end of the valuation period had you NOT taken the withdrawal, less any portion of the most recent withdrawal that is eligible to be applied to the GWB Amount in that Contract Year.
     (3) Determine the percentage reduction in the Return of Purchase Payment death benefit by dividing the amount determined in (1) by the amount determined in (2).
     (4) Multiply the percentage determined in (3) by the Return of Purchase Payment death benefit prior to the excess withdrawal.
     (5) Take the Return of Purchase Payment death benefit prior to the withdrawal and first reduce it by the amount of the GWB Amount for that Contract Year, then further reduce it by the amount determined in
         (4).

If the last Annuitant dies before a Withdrawal Percentage has been determined, the Withdrawal Percentage will be based on the age of last Annuitant at time of death. If the last Annuitant had not reached age 59 1/2 at the time of their death, the Withdrawal Percentage will be 4%.

The Return of Purchase Payment death benefit will be paid to your Beneficiary in monthly payments or at any frequency acceptable to your Beneficiary and us (but not less than annually). Such installment payments shall be equal in amount, except for the last payment, which will be in an amount necessary to reduce the Return of Purchase Payment death benefit to zero. Except to the extent required under federal income tax law, the total annual payment will not exceed the GWB Amount. If your Beneficiary dies while such payments are made, the payments will continue to the Beneficiary's estate unless such other designee has been agreed to by us in writing.

(See Appendix B for examples of the death benefit.)

GENERAL DEATH BENEFIT PROVISIONS

Any death benefit will be paid in accordance with applicable law or regulations governing death benefit payments. The death benefit amount remains in the Variable Account until distribution begins. From the time the death benefit is determined until complete distribution is made, any amount in the Variable Account will continue to be subject to investment risk. This risk is borne by the Beneficiary.

After the death of all the Owners and Annuitants, each Beneficiary has the right to receive their share of the death benefit. Before we make a payment to any Beneficiary, we must receive at our Annuity Service Center due proof of death (generally a death certificate, see PROOF OF DEATH, below) for each Owner and Annuitant, an election for the payment method and any required tax withholding and other forms. We may seek to obtain a death certificate directly from the appropriate governmental body if we believe that any Owner may have died.

Once we have received due proof of death, we will, upon notice to us, pay any Beneficiary who has provided us with required tax withholding and other forms. We will then have no further obligations to that Beneficiary. If a Beneficiary has been designated to receive a specified fraction of the death benefit, we will pay that fraction as determined on the date of payment.

PROOF OF DEATH. We will require due proof of death before any death benefit is paid. Due proof of death will be:

  .   a certified death certificate;
  . a certified decree of a court of competent jurisdiction as to the finding of death;
  .   a written statement by a licensed medical doctor who attended the deceased; or
  .   any other proof satisfactory to us.

If the Beneficiary under a tax-qualified contract is the Annuitant's spouse, the tax law generally allows distributions to begin by the year in which the Annuitant would have reached 70 1/2 (which may be more or less than five years after the Annuitant's death).

A Beneficiary must elect the death benefit to be paid under one of the payment options. The entire death benefit must be paid within five years of the date of death unless the Beneficiary elects to have the death benefit payable under an annuity option. The death benefit payable under an annuity option must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. For non-qualified contracts, payment must begin within one year of the date of death. For tax-qualified contracts, payment must begin no later than the end of the calendar year immediately following the year of death.

Upon the death of your Beneficiary, the death benefit would be required to be distributed to your Beneficiary's beneficiary at least as rapidly as under the method of distribution in effect at the time of your Beneficiary's death. (See "Federal Income Tax Status.")

If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within seven days. Payment to the Beneficiary under an annuity option may only be elected during the 60-day period beginning with the date we receive due proof of death.

ABANDONED PROPERTY REQUIREMENTS. Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but after a thorough search we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. ("Escheatment" is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent your contract's proceeds from being paid to the state's abandoned or unclaimed property office, it is important you promptly update your Beneficiary designations, including addresses, if they change.

SPOUSAL CONTINUATION

When the primary Beneficiary is the spouse of the Annuitant and is a joint Annuitant, upon the first Annuitant's death, the spouse will be deemed to have elected to continue the contract in his or her own name. If the contract is a tax-qualified contract and the surviving Annuitant is age 95 or older on the day we receive due proof death, the contract may not be continued. In this case, the surviving Annuitant may elect a death benefit as set forth above.

Spousal continuation will not satisfy minimum required distribution rules for qualified contracts other than IRAs (see "Federal Income Tax Status"). For contracts owned by a grantor trust, in order for the spouse to be able to continue the contract after the first Annuitant's death, federal income tax law requires that the joint Annuitant must be the Annuitant's spouse on the date of the Annuitant's death.

Under the Internal Revenue Code ("Code"), spousal continuation and certain distribution options are available only to a person who is defined as a "spouse" under applicable federal law. All contract provisions will be interpreted and administered in accordance with the requirements of the Code. Any Code reference to "spouses" includes those persons who are married spouses under state law, regardless of sex.

10. FEDERAL INCOME TAX STATUS

INTRODUCTION

We do not intend the following discussion to be tax advice. For tax advice you should consult a tax adviser. Although the following discussion is based on our understanding of federal income tax laws as currently interpreted, there is no guarantee that those laws or interpretations will not change.

This discussion does not address federal gift tax, state or local income tax, or other considerations which may be involved in the purchase, operation, or exercise of any rights or options under the contract. Also, this discussion does not address estate tax issues that might arise due to the death of an Owner or Annuitant. The particular situation of each Owner, Annuitant, and Beneficiary will determine the federal estate taxes and the state and local estate, inheritance and other taxes due. You should seek competent tax advice on such matters pertaining to you.

In addition, we make no guarantee regarding any tax treatment - federal, state, or local - of any contract or of any transaction involving a contract.

TAX DEFERRAL DURING ACCUMULATION PERIOD

Under existing provisions of the Code, any increase in an Owner's Contract Value is generally not taxable to the Owner until received, either in the form of annuity income payments or in some other form of distribution. However, as discussed below, this rule applies only if:

(1) the investments of the Variable Account are "adequately diversified" in accordance with Treasury Department regulations;

(2) the Company, rather than the Owner, is considered the owner of the assets of the Variable Account for federal income tax purposes; and

(3) the Owner is an individual (or an individual is treated as the Owner for tax purposes).

DIVERSIFICATION REQUIREMENTS

The Code and Treasury Department regulations prescribe the manner in which the investments of a segregated asset account, such as the subaccount of the Variable Account, are to be "adequately diversified." If the Variable Account fails to comply with these diversification standards, the contract will not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxed currently on the excess of the Contract Value over the Purchase Payment paid for the contract. The subaccounts of the Variable Account intend to comply with the diversification requirements. In this regard, we have entered into agreements with funds under the subaccounts that require the funds to be "adequately diversified" in accordance with the Internal Revenue Code and Treasury Department regulations.

OWNERSHIP TREATMENT

In certain circumstances, variable annuity contract owners may be considered the owners, for federal income tax purposes of the assets of a segregated asset account, such as the Variable Account, used to support their contracts. In those circumstances, income and gains from the segregated asset account would be includible in the contract owners' gross income. The Internal Revenue Service (the "IRS") has stated in published rulings that a variable contract owner will be considered the owner of the assets of a segregated asset account if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. As of the date of this prospectus, no comprehensive guidance has been issued by the IRS clarifying the circumstances when such investment control by a variable contract owner would exist. As a result, your right to make exchanges among the Investment Options may cause you to be considered the owner of the assets of the Variable Account. We therefore reserve the right to modify the contract as necessary to attempt to prevent contract Owners from being considered the owners of the assets of the Variable Account. However, there is no assurance such efforts would be successful.

SEPARATE ACCOUNT CHARGES

It is conceivable that certain benefits or the charges for certain benefits such as the guaranteed withdrawal benefit, could be considered to be taxable each year as deemed distributions from the contract to pay for non-annuity benefits. We currently treat these charges and benefits as an intrinsic part of the annuity contract and do not tax report these as taxable income until distributions are actually made. However, it is possible that this may change in the future if we determine that this is required by the IRS. If so, the charges or benefits could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.

NON-NATURAL OWNER

As a general rule, contracts held by "non-natural persons" such as a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity contracts for federal tax purposes. The income on such contracts (as defined in the tax law) is taxed as ordinary income that is received or accrued by the Owner of the contract during the taxable year. There are several exceptions to this rule for non-natural Owners. Under one exception, a contract will generally be treated as held by a natural person if the nominal owner is a trust or other entity that holds the contract as an agent for a natural person. We do not intend to offer the contracts to "non-natural" persons. However, we will offer the contracts to revocable grantor trusts in cases where the grantor represents that the trust is for the benefit of the grantor Annuitant (i.e. the contract is held by the trust for the benefit of a natural person (an "individual")). The following discussion assumes that a contract will be owned by an individual.

DELAYED ANNUITY COMMENCEMENT DATES

On the contract date, the Annuity Date is automatically set to be the first day of the calendar month on or after the contract anniversary that falls on or after the oldest Owner's 95th birthday. Federal income tax rules do not expressly identify a particular age by which annuity payments must begin. However, if the contract's Annuity Date occurs (or is scheduled to occur) at too advanced an age, it is conceivable that the Internal Revenue Service could take the position that the contract is not an annuity for federal income tax purposes. In that event, the income and gains under the contract could be currently includible in the Owner's income.

The following discussion assumes that the contract will be treated as an annuity contract for federal income tax purposes.

In addition, to qualify as an annuity for federal tax purposes, the contract must satisfy certain requirements for distributions in the event of the death of the Owner of the contract. The contract contains such required distribution provisions. For further information on these requirements see the Statement of Additional Information.

QUALIFIED CONTRACTS

You may use the contract as an Individual Retirement Annuity. The IRA contract has not yet been approved by the IRS as to the form of the IRA. Under
Section 408(b) of the Code, eligible individuals may contribute to an Individual Retirement Annuity ("IRA"). The Code permits certain "rollover" contributions to be made to an IRA. In particular, certain qualifying distributions from a 401(a) plan, a tax sheltered annuity, a 403(b) plan, a Governmental 457(b) plan, or an IRA, may be received tax-free if rolled over to an IRA within 60 days of receipt. Because the contract's minimum initial payment of $50,000 is greater than the maximum annual contribution permitted to an IRA, a qualified contract may be purchased only in connection with a "rollover" of the proceeds from a qualified plan, tax sheltered annuity, or IRA.

In order to qualify as an IRA under Section 408(b) of the Code, a contract must contain certain provisions:

(1) the Owner of the contract must be the Annuitant and, except for certain transfers incident to a divorce decree, the Owner cannot be changed and the contract cannot be transferable;

(2) the Owner's interest in the contract cannot be forfeitable; and

(3) annuity and payments following the death of an Owner must satisfy certain required minimum distributions. contracts issued on a qualified basis will conform to the requirements for an IRA and will be amended to conform to any future changes in the requirements for an IRA.

2009 MRD WAIVER. For MRDs following the death of the Owner or Annuitant of a qualified contract, the five-year rule is applied without regard to calendar year 2009. For instance, for a contract Owner who died in 2009, the five-year period would end in 2015 instead of 2014. The MRD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 MRD waiver.

CONTRACT VALUES AND PROCEEDS

Under current law, you will not be taxed on increases in the value of your contract until a distribution occurs.

A distribution may occur in the form of a withdrawal, payments following the death of an Owner and payments under an Annuity Income Option.

The assignment or pledge of any portion of the value of a contract may also be treated as a distribution. In the case of a qualified contract, you may not receive or make any such pledge. Any such pledge will result in disqualification of the contract as an IRA and inclusion of the value of the entire contract in income.

Additionally, a transfer of non-qualified contract for less than full and adequate consideration will result in a deemed distribution, unless the transfer is to your spouse (or to a former spouse pursuant to divorce decree).

The taxable portion of a distribution is taxed as ordinary income. Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.

TAXES ON SURRENDER OF THE CONTRACT BEFORE ANNUITY INCOME PAYMENTS BEGIN

If you fully surrender your contract before annuity income payments commence, you will be taxed on the portion of the distribution that exceeds your cost basis in your contract. In addition, amounts received as the result of the death of the Owner or Annuitant that are in excess of your cost basis will also be taxed.

For non-qualified contracts, the cost basis is generally the amount or your payments, and the taxable portion of the proceeds is taxed as ordinary income.

For qualified contracts, we will report the cost basis as zero, and the entire amount of the surrender payment is taxed as ordinary income. You may want to file an Internal Revenue Service form 8608 if any part of your Purchase Payment has been previously taxed.

TAXES ON PARTIAL WITHDRAWALS

Withdrawals of the GWB Amount and withdrawals received under the Systematic Withdrawal Program are treated as partial withdrawals.

Partial withdrawals under a non-qualified contract are treated for tax purposes as first being taxable withdrawals of investment income, rather than as return of your Purchase Payment, until all investment income has been withdrawn. You will be taxed on the amount withdrawn to the extent that your Contract Value at that time exceeds your payments. In the event of your GWB Amount in a Contract Year exceeds your Contract Value, you will be taxed on the amount withdrawn to the extent that your GWB Amount exceeds your Purchase Payment.

Partial withdrawals under the qualified contract are prorated between taxable income and non-taxable return of investment. We will report the cost basis of a qualified contract as zero, and the partial withdrawal will be fully taxed unless you have filed an Internal Revenue Service form 8608 to identify the part of your Purchase Payment that has been previously taxed.

Partial and complete withdrawals may be subject to a 10% penalty tax (see "10% Penalty Tax on Early Withdrawals"). Partial and complete withdrawals also may be subject to federal income tax withholding requirements.

AGGREGATION OF CONTRACTS

In certain circumstances, the IRS may determine the amount of annuity income payment or withdrawal from a contract that is includible in income by combining some or all of the annuity contracts a persons owns. For example, if a person purchases a contract offered by this prospectus and also purchases at approximately the same time an immediate annuity issued by us, the IRS might in certain circumstances treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract for purposes of determining the portion of the distribution that is includible in income. The effects of such aggregation are not always clear; however, it could affect the amount of a withdrawal or an annuity income payment that is taxable and the amount which might be subject to the 10% penalty tax described above.

In the case of a qualified contract, the tax law requires for all post-1986 contributions and distributions that all individual retirement accounts and annuities be treated as one contract.

TAXES ON ANNUITY INCOME PAYMENTS

Although the tax consequences may vary depending on the form of annuity selected under the contract, the recipient of Annuity Income payments under the contract generally is taxed on the portion of such income payments that exceed the cost basis in the contract. In the case of fixed income payments, like the annuity Income payments provided under the contract, the exclusion amount is determined by multiplying (1) the annuity income payment by (2) the ratio of the investment in the contract, adjusted for any period certain or refund feature, to the total expected amount of annuity income payments for the term of the contract (as determined under Treasury Department regulations). Once the total amount of the investment in the contract is excluded, Annuity Payments will be fully taxable. If annuity income payments cease because of the death of the Annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction.

For qualified contracts, we report the cost basis as zero and each Annuity Payment is fully taxed unless you have filed an Internal Revenue Service form 8608 to identify the part of your Purchase Payment that has been previously taxed.

3.8% TAX ON NET INVESTMENT INCOME

Federal tax law imposes a 3.8% Medicare tax is imposed on the lesser of

   1. the taxpayer's "net investment income," (from non-qualified annuities, interest, dividends, etc., offset by specified allowable deductions), or
   2. the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise).

"Net investment income" in item 1 does not include distributions from tax-qualified plans (i.e., IRAs, Roth IRAs, or arrangements described in Code Sections 401(a), 403(b), or 457(b)) but such income will increase "modified adjusted gross income" in item 2.

You should consult your tax advisor regarding the applicability of this tax to income you would receive under this annuity contract.

10% PENALTY TAX ON EARLY WITHDRAWALS OR DISTRIBUTIONS

A penalty tax equal to 10% of the amount treated as taxable income may be imposed on distributions. The penalty tax applies to early withdrawals or distributions. The penalty tax is not imposed on:

(1) distributions made to persons on or after age 59 1/2 ;

(2) distributions made after death of the Owner;

(3) distributions to a recipient who has become disabled;

(4) distributions in substantially equal installments made for the life of the taxpayer or the lives of the taxpayer and a designated second person; or

(5) in the case of qualified contracts, distributions received from the rollover of the contracts into another qualified contract or IRA.

We believe that systematic withdrawals under the Systematic Withdrawal Program would not satisfy the exception to the 10-percent penalty tax described in
(4) above. You should consult your tax advisor before electing to take systematic withdrawals commencing prior to age 59 1/2.

OTHER TAX INFORMATION

In the case of a qualified contract, a 50% excise tax is imposed on the amount by which minimum required payments following the death of Owner exceed actual distributions.

We will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under the contract, unless the Owner or Beneficiary files a written election prior to the distribution stating that he or she chooses not to have any amounts withheld. Such an election will not relieve you of the obligation to pay income taxes on the taxable portion of any distribution.

EXCHANGES OF CONTRACTS

We may issue the contract in exchange for all or part of another annuity or life insurance contract that you own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, your investment in the contract immediately after the exchange will generally be the same as that of the contract exchanged. Your Contract Value immediately after the exchange may exceed your investment in the contract. That excess may be includable in income should amounts subsequently be withdrawn or distributed from the contract (e.g. as a partial surrender, full surrender, annuity income payment or death benefit). If you exchange part of an existing contract of a contract, the IRS might treat the two as one annuity contract in certain circumstances. See "Aggregation of Contracts" above.

In addition, before the Annuity Date, if we agree, you may exchange all (but not part) of your Contract Value for any immediate annuity contract we then offer. Such an exchange will be tax free if certain requirements are satisfied.

You should consult your tax advisor in connection with an exchange for or of a contract.

TRANSFER OF A CONTRACT TO OR FROM A REVOCABLE GRANTOR TRUST

A contract owned by a revocable grantor trust may be transferred to a grantor, and a contract owned by one or two individual(s) may be transferred to a revocable grantor trust of which the individual(s) is (are) the grantor(s). In either situation, the Annuitant(s) must remain the same. The federal income tax treatment of such transfers is unclear. You should consult your tax advisor before making such a transfer.

FEDERAL ESTATE TAXES

While no attempt is being made to discuss the federal estate tax implications of the contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to the U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 2011 (the "2011 P.R. Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 P.R. Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is calculated differently under the 2011 P.R. Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 P.R. Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

TAX BENEFITS RELATED TO THE ASSETS OF THE VARIABLE ACCOUNT

We may be entitled to certain tax benefits related to the assets of the Variable Account. These tax benefits, which may include foreign tax credits and corporate dividends received deductions, are not passed back to the Variable Account or to contract Owners because we are the owner of the assets from which the tax benefits are derived.

POSSIBLE TAX LAW CHANGES

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. We will notify you of any changes to your contract. Consult a tax adviser with respect to legislative developments and their effect on the contract.

We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of the contract and do not intend the above discussion as tax advice.

THE COMPANY'S TAX STATUS

The Company is taxed as a life insurance company under the Code. The earnings of the Variable Account are taxed as part of our operations, and thus the Variable Account is not separately taxed as a "regulated investment company" under the Code. Under the existing federal income tax laws, investment income and capital gains of the Variable Account are not taxed to the extent they are applied under a contract. Therefore, we do not expect to incur federal income taxes on earnings of the Variable Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Variable Account for our federal income taxes. We will periodically review the need for a charge to the Variable Account for company federal income taxes. If the Company is taxed on investment income or capital gains of the Variable Account, then the company may impose a charge against the Variable Account in order to provide for such taxes.

Under current laws we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant and are not charged against the contracts or the Variable Account. If the amount of these taxes changes substantially, we may make charges for such taxes against the Variable Account.

11. OTHER INFORMATION

METLIFE INVESTORS USA


MetLife Investors USA Insurance Company (MetLife Investors USA) is a stock life insurance company founded on September 13, 1960, and organized under the laws of the State of Delaware. Its principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277. MetLife Investors USA is authorized to transact the business of life insurance, including annuities, and is currently licensed to do business in all states (except New York), the District of Columbia and Puerto Rico. Our name was changed to Security First Life Insurance Company on September 27, 1979. We changed our name to MetLife Investors USA Insurance Company on January 8, 2001. On December 31, 2002, MetLife Investors USA became an indirect subsidiary of MetLife, Inc., a listed company on the New York Stock Exchange. On October 11, 2006, MetLife Investors USA became a wholly-owned subsidiary of MetLife Insurance Company of Connecticut (MetLife of Connecticut). MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers.


In 2013, MetLife, Inc. announced its plans to merge MetLife Investors USA, MetLife of Connecticut, MetLife Investors Insurance Company (MetLife Investors), and Exeter Reassurance Company, Ltd. (Exeter Reassurance), to create one larger U.S.-based and U.S.-regulated life insurance company. MetLife Investors, like MetLife Investors USA and MetLife of Connecticut, is a U.S. insurance company that issues variable insurance products in addition to other products. Exeter Reassurance is a direct subsidiary of MetLife, Inc. that mainly reinsures guarantees associated with variable annuity products issued by U.S. insurance companies that are direct or indirect subsidiaries of MetLife, Inc. MetLife of Connecticut, which is expected to be renamed and domiciled in Delaware, will be the surviving entity. These mergers are expected to occur towards the end of 2014, subject to regulatory approvals.

THE VARIABLE ACCOUNT


We have established a VARIABLE ACCOUNT, MetLife Investors USA Separate Account A, to hold the assets that underlie the contracts. Our Board of Directors adopted a resolution to establish the variable account under Delaware insurance law on May 29, 1980. We have registered the variable account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The variable account is divided into subaccounts.


The assets of the variable account are held in our name on behalf of the variable account and legally belong to us. However, those assets that underlie the contracts, are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts we may issue.

We reserve the right to transfer assets of the variable account to another account, and to modify the structure or operation of the variable account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your contract value.

We are obligated to pay all money we owe under the contracts--such as death benefits and income payments--even if that amount exceeds the assets in the variable account. Any such amount that exceeds the assets in the variable account is paid from our general account. Any such amount under the GWB that exceeds the assets in the variable account are also paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims-paying ability and our long term ability to make such payments, and are not guaranteed by any other party. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. MetLife Investors USA is regulated as an insurance company under state law, which includes limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims-paying obligations; there are risks to purchasing any insurance product.

The investment adviser to certain of the investment options offered with variable annuity contracts issued through the variable account may be regulated as commodity pool operators. While it does not concede that the variable account is a commodity pool, MetLife Investors USA has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act ("CEA"), and is not subject to registration or regulation as a pool operator under the CEA.

DISTRIBUTOR

We have entered into a distribution agreement with our affiliate, MetLife Investors Distribution Company (Distributor), 1095 Avenue of the Americas, New York, NY 10036, for the distribution of the contracts. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

Distributor and we have entered into selling agreements with a selling firm for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by the selling firm. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for the Distributor's management team, advertising expenses, and other expenses of distributing the contracts. Distributor's management team also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.

SELLING FIRMS

As noted above, Distributor, and in certain cases, we, have entered into selling agreements with selling firms for the sale of our variable annuity contracts. All selling firms receive commissions, and they may also receive some form of non-cash compensation. A selling firm may also receive additional compensation (described below under "Additional Compensation"). These commissions and other incentives or payments are not charged directly to contract Owners or the Variable Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to a selling firm may be passed on to their sales representatives in accordance with a selling firm's internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits.

We and Distributor have entered into selling agreements with selling firms that have an affiliate that acts as investment adviser and/or subadviser to one or more Investment Options under the contract. These investment advisory firms include Strategic Advisers, Inc., Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. and Fidelity Research & Analysis Company.

COMPENSATION PAID TO A SELLING FIRM. We and Distributor pay compensation to a selling firm in the form of commissions and may also provide certain types of non-cash compensation. The maximum commission payable for sales of this contract by a selling firm is 2.5% of the Purchase Payment, along with annual trail commissions up to 0.05% of Contract Value for so long as the contract remains in effect or as agreed in the selling agreement.

We may also pay commissions when a contract Owner elects to begin receiving regular Annuity Payments (see "Annuity Payments--The Income Phase.") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items include expenses for conference or seminar trips and certain gifts.

Ask your registered representative for further information about what payments your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.

ADDITIONAL COMPENSATION. We and Distributor may pay additional compensation to a selling firm, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to a selling firm based on cumulative periodic (usually quarterly) sales of the contracts. Introduction fees are payments to a selling firm in connection with the addition of our products to the selling firm's line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on contract values of our variable insurance contracts (including Contract Values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the contracts in a selling firm's marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' sales representatives. See the Statement of Additional Information for more information.

The amounts of additional compensation discussed above may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide a selling firm and/or its sales representatives with an incentive to favor sales of the contracts over other annuity contracts (or other investments) with respect to which a selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your registered representative.

REQUESTS AND ELECTIONS

We will treat your request for a contract transaction, or your submission of a Purchase Payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a Purchase Payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 770001, Cincinnati, OH 45277-0050. If you send your Purchase Payments or transaction requests to an address other than the one we have designated for receipt of such Purchase Payments or requests, we may return the Purchase Payment to you, or there may be a delay in applying the Purchase Payment or transaction to your contract.

Requests for service may be made:

  .   Through your registered representative
  . By telephone at (800) 634-9361, between the hours of 8:00AM and 8:00PM Eastern Time
  .   In writing to our Annuity Service Center

A request or transaction generally is considered in GOOD ORDER if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. If you have any questions, you should contact us or your registered representative before submitting the form or request.

We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.

Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.

CONFIRMING TRANSACTIONS. We will send out confirmations that a transaction was recently completed. Unless you inform us of any errors within 10 days of receipt (or the period required by state law, if longer), we will consider these communications to be accurate and complete.

OWNERSHIP

OWNER. You, as the OWNER of the contract, have all the interest and rights under the contract.

These rights include the right to:

  .   change the Beneficiary.
  .   assign the contract (subject to limitation).
  .   change the payment option.
  . exercise all other rights, benefits, options and privileges allowed by the contract or us.

The Owner is as designated at the time the contract is issued. The Owner may not be changed (unless removed pursuant to court order).

JOINT OWNER. The contract can be owned by joint Owners, generally limited to two natural persons who must be spouses. Upon the death of either Owner, the surviving Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary unless otherwise indicated.

BENEFICIARY. The BENEFICIARY is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. If joint Owners are named, unless you tell us otherwise, the surviving joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary (unless you tell us otherwise).

ANNUITANT. The ANNUITANT is the natural person(s) on whose life we base Annuity Payments. You cannot change the Annuitant after the contract has been issued (unless removed pursuant to court order). Any reference to Annuitant includes any joint Annuitant under an annuity option. The Owner(s) and the Annuitant(s) must be the same person except for qualified contracts, which can have only one Owner but may have joint Annuitants, or where the contract is owned by certain trusts, but there may be joint Annuitants.

ASSIGNMENT. A qualified contract may not be assigned. A non-qualified contract may not be sold, gifted, transferred, or assigned, and any purported gift, transfer or assignment will be void, except as follows: (a) the contract may be assigned to an insurance company, regulated as such under the insurance laws of one of the United States, solely for the purpose of effecting a tax-free exchange under section 1035 of the Internal Revenue Code; (b) a contract owned by a revocable grantor trust may be transferred to the grantor or another revocable grantor trust where the grantor is the same individual; and (c) a contract owned by one individual may be transferred to a revocable grantor trust of which the individual is the grantor.

LEGAL PROCEEDINGS

In the ordinary course of business, MetLife USA, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife USA does not believe any such action or proceeding will have a material adverse effect upon the Variable Account or upon the ability of MetLife Investors Distribution Company to perform its contract with the Variable Account or of MetLife USA to meet its obligations under the contracts.

FINANCIAL STATEMENTS

Our financial statements and the financial statements of the Variable Account have been included in the SAI.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Company

Independent Registered Public Accounting Firm

Custodian

Distribution

Calculation of Performance Information

Annuity Provisions

Tax Status of the Contracts

Financial Statements

APPENDIX A

ACCUMULATION UNIT VALUES

1.90% SEPARATE ACCOUNT PRODUCT CHARGES

                                 Accumulation                       Number of
                                   Unit Value  Accumulation      Accumulation
                                 at Beginning Unit Value at Units Outstanding
                                    of Period End of Period  at End of Period

FIDELITY
   FIDELITY VIP FUNDS MANAGER
   50% FUND INVESTOR
   SUB-ACCOUNT
   08/22/2012 to 12/31/2012      11.231566    11.421494      16,931,005.8007
   01/01/2013 to 12/31/2013      11.421494    12.876095      71,873,361.1546
   FIDELITY VIP FUNDS MANAGER
   60% FUND INVESTOR
   SUB-ACCOUNT
   11/16/2009 to 12/31/2009       8.920124     8.904407       2,025,978.9900
   01/01/2010 to 12/31/2010       8.904407     9.926803      59,792,277.2399
   01/01/2011 to 12/31/2011       9.926803     9.543188     134,622,179.9628
   01/01/2012 to 12/31/2012       9.543188    10.449018     167,454,304.0728
   01/01/2013 to 12/31/2013      10.449018    12.161018     160,587,163.0855

2.05% SEPARATE ACCOUNT PRODUCT CHARGES

                                 Accumulation                       Number of
                                   Unit Value  Accumulation      Accumulation
                                 at Beginning Unit Value at Units Outstanding
                                    of Period End of Period  at End of Period

FIDELITY
   FIDELITY VIP FUNDS MANAGER
   50% FUND INVESTOR
   SUB-ACCOUNT
   08/22/2012 to 12/31/2012      11.124856    11.306894      22,149,822.4330
   01/01/2013 to 12/31/2013      11.306894    12.727803      87,080,669.0050
   FIDELITY VIP FUNDS MANAGER
   60% FUND INVESTOR
   SUB-ACCOUNT
   11/16/2009 to 12/31/2009       8.890199     8.872894       2,048,394.0000
   01/01/2010 to 12/31/2010       8.872894     9.876860      59,032,173.5377
   01/01/2011 to 12/31/2011       9.876860     9.480974     137,842,011.2791
   01/01/2012 to 12/31/2012       9.480974    10.365262     178,181,696.5319
   01/01/2013 to 12/31/2013      10.365262    12.045468     172,564,523.3884

APPENDIX B

DEATH BENEFIT EXAMPLES

The investment results shown in the examples below are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a contract Owner and the investment experience of the Investment Options. The examples below do not reflect the deduction of fees and expenses, surrender charges or income taxes and tax penalties. All amounts are rounded to the nearest dollar.

Example 1

Assume your contract has one Annuitant who is age 65 and you made a $100,000 Purchase Payment on the contract date. The initial Return of Purchase Payment death benefit is $100,000. You take a withdrawal in the first Contract Year equal to your GWB Amount of $5,000 ($100,000 * 5% = $5,000). The Return of Purchase Payment death benefit gets reduced to $95,000. Later in that same Contract Year, you take an additional withdrawal of $4,500 when your Contract Value is $90,000. The Return of Purchase Payment death benefit is reduced to $90,250 ($95,000 - $95,000 * ($4,500 / $90,000)).

Example 2

Assume your contract has one Annuitant who is age 65 and you made a $100,000 Purchase Payment on the contract date. The initial Return of Purchase Payment death benefit is $100,000. You take a withdrawal of $6,000 when your Contract Value is $98,000. Your GWB Amount for the first Contract Year is $5,000 ($100,000 * 5% = $5,000), so $1,000 of your withdrawal is considered an excess withdrawal. The Return of Purchase Payment death benefit first reduces by the GWB Amount to $95,000 ($100,000 - $5,000). Then the Return of Purchase Payment death benefit is further reduced for the excess withdrawal to $93,978.49 ($95,000 - $95,000*($1,000 / $93,000)).

Example 3

Assume your contract has one Annuitant who is age 65 and you made a $100,000 Purchase Payment on the contract date. The initial Return of Purchase Payment death benefit is $100,000. You elect to take the greater of your GWB amount or your MRD amount through the Systematic Withdrawal Program. During the first Contract Year, you take out your $5,000 GWB Amount and your Return of Purchase Payment death benefit goes to $95,000. In your second Contract Year, your MRD amount is $5,500, so you take that amount out of your contract. Since you are signed up to take your MRD through the Systematic Withdrawal Program, this withdrawal is not considered an excess withdrawal, and your Return of Purchase Payment death benefit is reduced by the amount of the withdrawal to $89,500.

APPENDIX C

GUARANTEED WITHDRAWAL BENEFIT FOR LIFE EXAMPLES

The purpose of these examples is to illustrate the operation of the GWB feature. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Options. The examples do not reflect the deduction of fees and charges (other than applicable surrender charges) or income taxes and tax penalties. The GWB does not establish or guarantee a Contract Value or minimum return for any Investment Option. The GWB Value cannot be taken as a lump sum.

GWB VALUE AND GWB AMOUNT

Assume your contract has one Annuitant who is age 64 and you made a $25,000 Purchase Payment on the contract date. Assume you make one withdrawal in the first Contract Year equal to your eligible GWB Amount ($1,000 = 4% Withdrawal Percentage multiplied by the $25,000 GWB Value). Your GWB Value would be $25,000 for the entire first Contract Year. If your Contract Value is $30,000 at time of the first contract anniversary, your GWB Value will be increased to $30,000 and your GWB Amount for the second Contract Year would be increased to $1,200 to reflect the increased GWB Value.

In the same example, if the Contract Value was $20,000 at time of the first contract anniversary, the GWB Value would be unchanged on the contract anniversary and would remain at $25,000. Similarly, the GWB Amount would also be unchanged and remain $1,000.

WITHDRAWALS IN EXCESS OF ANNUAL GWB AMOUNT

Assume your contract has one Annuitant who is age 64 and you made a $100,000 Purchase Payment on the contract date. If you make no withdrawals during the first Contract Year your GWB Value would be $100,000 for the whole Contract Year. Further assume that you make a $3,000 withdrawal during the first Contract Year. This withdrawal will establish the Withdrawal Percentage as 4% and the GWB Amount as $4,000. Because the withdrawal does not exceed your eligible GWB Amount, there are no surrender charges applicable to this withdrawal and there is no reduction to the GWB Value. Your Contract Value will be reduced by $3,000, the amount of the withdrawal.

Further assume that later in that first Contract Year, you make a second withdrawal, this time for $10,000. At the time of this $10,000 withdrawal, the GWB Amount is $4,000 and the sum of all prior withdrawals in this Contract Year is $3,000. Therefore, $1,000 of the withdrawal is treated as a withdrawal of your GWB Amount and the remainder of the withdrawal ($9,000) is treated as an excess withdrawal. Assume your Contract Value would have been $104,000 at the end of the valuation period had you not taken the withdrawal. Your GWB Value will be reduced by 8.74%. The 8.74% reduction is determined by dividing the $9,000 excess withdrawal by $103,000 ($104,000 - $1,000 determined above) resulting in a new GWB Value of $91,260 ($100,000 GWB Value minus [100,000 multiplied by .0874]). Additionally, a $180 surrender charge is due on the $10,000 withdrawal (2% of the $9,000 excess withdrawal).

Further assume that you make a third withdrawal in the first Contract Year, this time for $5,000. At the time of this $5,000 withdrawal, the GWB Amount is $4,000 and the sum of all prior withdrawals in this Contract Year is $13,000. Therefore, all $5,000 of the withdrawal is treated as an excess withdrawal. If your Contract Value would have been $90,000 at the end of the valuation period had you not taken the withdrawal, your GWB Value will reduce by 5.56% ($5,000 excess withdrawal divided by $90,000) resulting in a new GWB Value of $86,185.94 ($91,260 GWB Value minus [91,260 multiplied by .0556]). A $100 surrender charge is due on the $5,000 withdrawal (2% of the $5,000 excess withdrawal).

REQUIRED MINIMUM DISTRIBUTIONS UNDER THE GWB

Assume your contract date is five years in the past and your contract has one Annuitant who is age 75. Also assume that your GWB Value is $100,000, your GWB Amount is $5,000 and your minimum required distribution, as computed exclusively by us, is $5,300 for the current calendar year. Assume further that you have not yet made any withdrawals from your contract in the current Contract Year, nor have you made any withdrawals in the current calendar year. Also, assume that your next contract anniversary will occur in the following calendar year and that your GWB Value did not increase on your contract anniversary in the current calendar year.

Example 1

To satisfy your MRD, you request a $5,300 withdrawal outside of our Systematic Withdrawal Program. At the time of this $5,300 withdrawal, the GWB Amount is $5,000 and the sum of all prior withdrawals in this Contract Year is $0. Therefore, $5,000 of the withdrawal is treated as a withdrawal of your GWB Amount and the remainder of the withdrawal ($300) is treated as an excess withdrawal. A reduction in your GWB Value will occur because you did not participate in the Systematic Withdrawal Program to receive this withdrawal and you did not meet all of the other criteria as stated on pages 22-23 of this prospectus to receive the greater of your GWB Amount and your MRD. To demonstrate the reduction, assume your contract value would have been $103,000 at the end of the valuation period had you not taken the withdrawal. After your withdrawal is processed, your Contract Value will be $97,700 and your GWB Value will be reduced by 0.31%. The 0.31% reduction is determined by dividing the $300 excess withdrawal by $98,000 ($103,000 - $5,000 determined above) resulting in a new GWB Value of $99,690 ($100,000 GWB Value minus [100,000 multiplied by .0031]).

Example 2

Alternatively, assume that at the beginning of the year, you had been signed up for a monthly systematic withdrawal of your GWB Amount. Each month we will pay an amount so that we will have paid the greater of your GWB Amount or MRD, in this case $5,300, by the end of the calendar year. Since the withdrawal to cover your MRD was taken through our SWP program, your GWB Value will still be $100,000. We have assumed that all of the conditions for receiving the greater of your GWB Amount and your MRD as shown on pages 22-23 of this prospectus have been met.

Example 3

Assume instead that you sign up for a systematic withdrawal of your GWB Amount in September. In order to meet your MRD requirements, you would need to elect an annual payment frequency from the Systematic Withdrawal Program so that we are able to pay a full year's worth of payments on a systematic basis prior to the end of the calendar year. Note that any frequency of payment other than annual in this case will not allow you to meet your MRD. After the withdrawal of $5,300, your GWB Value will still be $100,000 since the withdrawal to cover your MRD was taken through our Systematic Withdrawal Program. We have assumed that all of the conditions for receiving an MRD exception as shown on pages 22-23 of the prospectus have been met.

                      STATEMENT OF ADDITIONAL INFORMATION

                 INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT

                                   ISSUED BY

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A

                                      AND

                    METLIFE INVESTORS USA INSURANCE COMPANY

                  METLIFE GROWTH AND INCOME VARIABLE ANNUITY

THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED NOVEMBER 14, 2014, FOR THE INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT THAT IS DESCRIBED HEREIN.


THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS WRITE US AT:
ANNUITY SERVICE CENTER, P.O. BOX 770001, CINCINNATI, OH 45277-0050, OR CALL
(800) 544-2442.


THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED NOVEMBER 14, 2014.

SAI-11-14USAMGGI

TABLE OF CONTENTS

                                                                Page
           COMPANY.............................................  3
           INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.......  3
           CUSTODIAN...........................................  3
           DISTRIBUTION........................................  3
           CALCULATION OF PERFORMANCE INFORMATION..............  5
              Total Return.....................................  5
              Historical Unit Values...........................  6
              Reporting Agencies...............................  6
           ANNUITY PROVISIONS..................................  7
              Fixed Annuity....................................  7
              Mortality and Expense Guarantee..................  7
              Legal or Regulatory Restrictions on Transactions.  7
           TAX STATUS OF THE CONTRACTS.........................  7
           FINANCIAL STATEMENTS................................  9

COMPANY

MetLife Investors USA Insurance Company (MetLife Investors USA) is a stock life insurance company founded on September 13, 1960, and organized under the laws of the State of Delaware. Its principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277. MetLife Investors USA is authorized to transact the business of life insurance, including annuities, and is currently licensed to do business in all states (except New York) and the District of Columbia. On October 11, 2006, MetLife Investors USA became a wholly-owned subsidiary of MetLife Insurance Company of Connecticut. We changed our name to MetLife Investors USA Insurance Company on January 8, 2001. On December 31, 2002, MetLife Investors USA became an indirect subsidiary of MetLife, Inc., a listed company on the New York Stock Exchange. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements and financial highlights comprising each of the Sub-Accounts of MetLife Investors USA Separate Account A included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The consolidated financial statements of MetLife Investors USA Insurance Company and subsidiaries (the "Company"), included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein (which report expresses an unmodified opinion and includes an other matter paragraph related to the Company being a member of a controlled group). Such financial statements are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The principal business address of Deloitte & Touche LLP is 30 Rockefeller Plaza, New York, New York 10112-0015.


CUSTODIAN

MetLife Investors USA Insurance Company, 11225 North Community House Road, Charlotte, NC 28277, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.

DISTRIBUTION

Information about the distribution of the contracts is contained in the prospectus. (See "Other Information.") Additional information is provided below.

The contracts are offered to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering.

MetLife Investors Distribution Company ("Distributor") serves as principal underwriter for the contracts. Distributor is a Missouri corporation and its home office is located at 1095 Avenue of the Americas, New York, NY 10036. In December 2004, MetLife Investors Distribution Company, which was then a Delaware corporation, was merged into General American Distributors, Inc., and the name of the surviving corporation was changed to MetLife Investors Distribution Company. Distributor is an indirect, wholly-owned subsidiary of MetLife, Inc. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the

Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority ("FINRA"). Distributor is not a member of the Securities Investor Protection Corporation. Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.

Distributor (including its predecessor) received sales compensation with respect to all contracts issued from the Separate Account in the following amounts during the periods indicated:

                           Underwriting
                         Commissions Paid         Amount of
                         to Distributor By Underwriting Commissions
            Fiscal year     the Company    Retained by Distributor
            -----------  ----------------- ------------------------
               2011.....  $1,101,222,893              $0
               2012.....  $  689,121,186              $0
               2013.....  $1,101,222,893              $0

Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing, and other expenses of distributing the contracts.

As noted in the prospectus, we and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional compensation to selected firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The amount of additional compensation (non-commission amounts) paid to selected selling firms during 2013 ranged from $370 to $19,654,296.* The amount of commissions paid to selected selling firms during 2013 ranged from $0 to $58,087,069. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected selling firms during 2013 ranged from $1,696 to $77,741,364.*

* For purposes of calculating this range, the additional compensation (non-commission) amounts received by a selling firm includes additional compensation received by the firm for the sale of insurance products issued by our affiliates First MetLife Investors Insurance Company, MetLife Investors Insurance Company and MetLife Insurance Company of Connecticut.

The following list sets forth the names of selling firms that received additional compensation in 2013 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the contracts offered by the prospectus). The selling firms are listed in alphabetical order.

Ameriprise Financial Services, Inc., BBVA Compass Investment Solutions, Inc., Capital Investments Group, Inc., CCO Investment Services Corp., Centaurus Financial, Inc., Ceterea Advisor Networks LLC, Cetera Financial Specialists LLC, CFD Investment, Inc., Citigroup Global Markets, Inc., Commonwealth Financial Network, CUSO Financial Services, L.P., Edward D. Jones & Co., L.P., Essex National Securities, Inc., Financial Network Investment Corporation, First Allied Securities, Inc., First Tennessee Brokerage, Inc., Founders Financial Securities, LLC, FSC Securities Corporation, H. D. Vest Investment Services, Inc., ING Financial Partners, Inc., Investacorp, Inc., Investment Centers of America, Inc., Investment Professionals, Inc., J.J.B. Hilliard, W.L. Lyons, LLC, Janney Montgomery Scott, LLC, Key Investment Services LLC, Lincoln Financial Advisors Corporation, Lincoln Financial Securities Corporation, Lincoln Investment Planning, Inc., LPL Financial LLC, M&T Securities, Inc., Merrill Lynch, Inc., Morgan Stanley Smith Barney, LLC, Multi Financial Securities Corporation, National Planning Corporation, NEXT Financial Group, NFP Securities, Inc., PFS Investments Inc., Pioneer Funds Distributor, Inc., PNC Investments LLC, Primevest Financial Services, Inc., ProEquities, Inc., Raymond James & Associates, Inc., Raymond James Financial Services, Inc., RBC Wealth Management, Royal Alliance Associates, Inc., SII Investments, Inc., Sammons Securities Company, LLC,

Santander Securities, LLC., Securities America, Inc., Sigma Financial Corporation, Signator Investors, Inc., Stifel, Nicolaus & Company, Incorporated, Transamerica Financial Advisors, Inc., Triad Advisors, Inc., UBS Financial Services, Inc., U.S. Bancorp Investments, Inc., United Planners' Financial Services of America, ValMark Securities, Inc., Wall Street Financial Group, Inc., Wells Fargo Advisors Financial Network, LLC, Wells Fargo Advisors, LLC, Woodbury Financial Services, Inc.,

There are other broker dealers who receive compensation for servicing our contracts, and the Account Value of the contracts or the amount of added Purchase Payments received may be included in determining their additional compensation, if any.



CALCULATION OF PERFORMANCE INFORMATION

Total Return

From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an accumulation unit based on the performance of an investment portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the accumulation unit value at the beginning of the period.

Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the separate account product charges, the expenses for the underlying investment portfolio being advertised and any applicable account fee, withdrawal charge, and/or LWG rider charge. For purposes of calculating performance information, the LWG rider charge is currently reflected as a percentage of account value. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.

The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual accumulation unit values for an initial $1,000 purchase payment, and deducting any applicable account fee and any applicable sales charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

   P (1 + T)n = ERV

Where:

   P = a hypothetical initial payment of $1,000

   T = average annual total return

   n = number of years

ERV  =   ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods used.

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of a withdrawal charge, or LWG rider charge. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.

Owners should note that the investment results of each investment portfolio will fluctuate over time, and any presentation of the investment portfolio's total return for any period should not be considered as a representation of what an investment may earn or what the total return may be in any future period.

HISTORICAL UNIT VALUES

The Company may also show historical accumulation unit values in certain advertisements containing illustrations. These illustrations will be based on actual accumulation unit values.

In addition, the Company may distribute sales literature which compares the percentage change in accumulation unit values for any of the investment portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.

REPORTING AGENCIES

The Company may also distribute sales literature which compares the performance of the accumulation unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of thousands of investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.

Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.

ANNUITY PROVISIONS

FIXED ANNUITY

A fixed annuity is a series of payments made during the annuity phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The Adjusted Contract Value on the day immediately preceding the annuity date will be used to determine the fixed annuity monthly payment. The monthly annuity payment will be based upon the annuity option elected, the annuitant's age, the annuitant's sex (where permitted by law), and the appropriate annuity option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current annuity option rates applicable to this class of contracts provide an annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made.

MORTALITY AND EXPENSE GUARANTEE

The Company guarantees that the dollar amount of each annuity payment after the first annuity payment will not be affected by variations in mortality or expense experience.

LEGAL OR REGULATORY RESTRICTIONS ON TRANSACTIONS

If mandated under applicable law, the Company may be required to reject a premium payment. The Company may also be required to block a contract owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making annuity payments until instructions are received from the appropriate regulator.

TAX STATUS OF THE CONTRACTS

Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

DIVERSIFICATION. In order for your Non-Qualified Contract to be considered an annuity contract for federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. However, the tax law concerning these rules is subject to change and to different interpretations. Inadvertent failure to meet these standards may be correctable. Failure to meet these standards would result in immediate taxation to contract owners of gains under their contracts. Consult your tax adviser prior to purchase.

If underlying fund shares are sold directly to tax-qualified retirement plans that later lose their tax-qualified status or to non-qualified plans, the separate accounts investing in the underlying fund may fail the diversification requirements of Section 817, which could have adverse tax consequences for variable contract owners, including losing the benefit of tax deferral.

REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code generally requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract (or on the death of, or change in, any primary annuitant where the contract is owned by a non-natural person). Specifically,
Section 72(s) requires that: (a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner.

The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

OTHER RULES MAY APPLY TO QUALIFIED CONTRACTS.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS. Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. If you own more than one individual retirement annuity and/ or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e., determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

The regulations also require that beginning for the 2006 distribution year, the value of all benefits under a deferred annuity including death benefits in excess of cash value must be added to the account value in computing the amount required to be distributed over the applicable period. The new rules are not entirely clear and you should consult your own tax advisors as to how these rules affect your own contract. We will provide you with additional information regarding the amount that is subject to minimum distribution under this new rule.

If you intend to receive your minimum distributions which are payable over the joint lives of you and a beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal beneficiary), be advised that Federal tax rules may require that payments be made over a shorter period or may require that payments to the beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. Consult your tax advisor.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH. Upon the death of the contract owner and/or annuitant of a Qualified Contract, the funds remaining in the contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the individual beneficiaries (and in certain situations, trusts for individuals), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply in the case of an IRA where the beneficiary is the surviving spouse which allow the spouse to assume the contract as owner. Alternative rules permit a spousal beneficiary under a qualified contract, including an IRA, to defer the minimum distribution requirements until the end of the year in which the deceased spouse would have attained age 70 1/2 or to rollover the death proceeds to his or her own IRA or to another eligible retirement plan in which he or she participates.

Under recently enacted legislation, you (and after your death, your designated beneficiaries) generally did not have to take the required minimum distribution for 2009. For required minimum distributions following the death of the owner or annuitant of a Qualified Contract, the five year rule is applied without regard to calendar year 2009. For instance, if you died in 2009, the five year period ends in 2015 instead of 2014. The required minimum distribution rules are complex, so consult with your tax adviser before waiving your 2009 required minimum distribution payment.

FINANCIAL STATEMENTS

The financial statements and financial highlights comprising each of the Sub-Accounts of the Separate Account and the consolidated financial statements of the Company are filed herein.


The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Contract Owners of
MetLife Investors USA Separate Account A and Board of Directors of
MetLife Investors USA Insurance Company

We have audited the accompanying statements of assets and liabilities of MetLife Investors USA Separate Account A (the "Separate Account") of MetLife Investors USA Insurance Company (the "Company") comprising each of the individual Sub-Accounts listed in Note 2 as of December 31, 2013, the related statements of operations for the respective stated period in the year then ended, the statements of changes in net assets for the respective stated periods in the two years then ended, and the financial highlights in Note 8 for the respective stated periods in the five years then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2013, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Separate Account of the Company as of December 31, 2013, the results of their operations for the respective stated period in the year then ended, the changes in their net assets for the respective stated periods in the two years then ended, and the financial highlights for the respective stated periods in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.



/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 27, 2014

This page is intentionally left blank.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2013


                                                                                                                   AMERICAN FUNDS
                                                    ALGER             AMERICAN FUNDS         AMERICAN FUNDS         GLOBAL SMALL
                                              SMALL CAP GROWTH             BOND               GLOBAL GROWTH        CAPITALIZATION
                                                 SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------   --------------------   -------------------    -------------------
ASSETS:
   Investments at fair value..............   $        63,772,200   $        146,158,384   $       314,826,299    $       124,184,057
   Due from MetLife Investors
     USA Insurance Company................                    --                     --                    --                     --
                                             -------------------   --------------------   -------------------    -------------------
        Total Assets......................            63,772,200            146,158,384           314,826,299            124,184,057
                                             -------------------   --------------------   -------------------    -------------------
LIABILITIES:
   Accrued fees...........................                    --                     32                    93                     52
   Due to MetLife Investors
     USA Insurance Company................                     1                      1                     3                      2
                                             -------------------   --------------------   -------------------    -------------------
        Total Liabilities.................                     1                     33                    96                     54
                                             -------------------   --------------------   -------------------    -------------------

NET ASSETS................................   $        63,772,199   $        146,158,351   $       314,826,203    $       124,184,003
                                             ===================   ====================   ===================    ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....   $        63,772,199   $        146,137,922   $       314,815,262    $       124,172,760
   Net assets from contracts in payout....                    --                 20,429                10,941                 11,243
                                             -------------------   --------------------   -------------------    -------------------
        Total Net Assets..................   $        63,772,199   $        146,158,351   $       314,826,203    $       124,184,003
                                             ===================   ====================   ===================    ===================


 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013


                                            AMERICAN FUNDS        AMERICAN FUNDS             DWS I          FEDERATED HIGH
                                                GROWTH             GROWTH-INCOME         INTERNATIONAL        INCOME BOND
                                              SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $       856,560,270  $        388,320,093  $        18,592,801  $            26,171
   Due from MetLife Investors
     USA Insurance Company..............                   --                    --                   --                   --
                                          -------------------  --------------------  -------------------  -------------------
        Total Assets....................          856,560,270           388,320,093           18,592,801               26,171
                                          -------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   64                   100                    7                    5
   Due to MetLife Investors
     USA Insurance Company..............                    2                     3                   --                   --
                                          -------------------  --------------------  -------------------  -------------------
        Total Liabilities...............                   66                   103                    7                    5
                                          -------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $       856,560,204  $        388,319,990  $        18,592,794  $            26,166
                                          ===================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       856,524,635  $        388,260,143  $        18,592,794  $            26,166
   Net assets from contracts in payout..               35,569                59,847                   --                   --
                                          -------------------  --------------------  -------------------  -------------------
        Total Net Assets................  $       856,560,204  $        388,319,990  $        18,592,794  $            26,166
                                          ===================  ====================  ===================  ===================

                                                FEDERATED          FIDELITY VIP          FIDELITY VIP        FIDELITY VIP
                                                 KAUFMAN           ASSET MANAGER          CONTRAFUND         EQUITY-INCOME
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $            44,909  $         88,274,484  $       611,972,984  $         5,954,600
   Due from MetLife Investors
     USA Insurance Company..............                   --                    --                   --                   --
                                          -------------------  --------------------  -------------------  -------------------
        Total Assets....................               44,909            88,274,484          611,972,984            5,954,600
                                          -------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    2                     1                   45                   --
   Due to MetLife Investors
     USA Insurance Company..............                   --                    --                   13                   --
                                          -------------------  --------------------  -------------------  -------------------
        Total Liabilities...............                    2                     1                   58                   --
                                          -------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $            44,907  $         88,274,483  $       611,972,926  $         5,954,600
                                          ===================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            44,907  $         88,274,483  $       611,972,926  $         5,954,600
   Net assets from contracts in payout..                   --                    --                   --                   --
                                          -------------------  --------------------  -------------------  -------------------
        Total Net Assets................  $            44,907  $         88,274,483  $       611,972,926  $         5,954,600
                                          ===================  ====================  ===================  ===================

                                              FIDELITY VIP          FIDELITY VIP
                                            FUNDSMANAGER 50%      FUNDSMANAGER 60%
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $      2,033,793,788  $     4,031,523,824
   Due from MetLife Investors
     USA Insurance Company..............                    --                   --
                                          --------------------  -------------------
        Total Assets....................         2,033,793,788        4,031,523,824
                                          --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    --                   --
   Due to MetLife Investors
     USA Insurance Company..............                    --                   --
                                          --------------------  -------------------
        Total Liabilities...............                    --                   --
                                          --------------------  -------------------

NET ASSETS..............................  $      2,033,793,788  $     4,031,523,824
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $      2,033,793,788  $     4,031,523,824
   Net assets from contracts in payout..                    --                   --
                                          --------------------  -------------------
        Total Net Assets................  $      2,033,793,788  $     4,031,523,824
                                          ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013



                                              FIDELITY VIP          FIDELITY VIP          FIDELITY VIP          FIDELITY VIP
                                                 GROWTH               INDEX 500              MID CAP            MONEY MARKET
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        165,968,439  $         69,677,261  $        446,581,951  $         76,155,366
   Due from MetLife Investors
     USA Insurance Company..............                    --                    --                     1                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           165,968,439            69,677,261           446,581,952            76,155,366
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    --                    14                    10                    20
   Due to MetLife Investors
     USA Insurance Company..............                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    --                    14                    10                    20
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        165,968,439  $         69,677,247  $        446,581,942  $         76,155,346
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        165,968,439  $         69,677,247  $        446,565,326  $         76,155,346
   Net assets from contracts in payout..                    --                    --                16,616                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        165,968,439  $         69,677,247  $        446,581,942  $         76,155,346
                                          ====================  ====================  ====================  ====================

                                                                                         FTVIPT FRANKLIN
                                              FIDELITY VIP         FTVIPT FRANKLIN       SMALL CAP VALUE        FTVIPT MUTUAL
                                                OVERSEAS          INCOME SECURITIES        SECURITIES         SHARES SECURITIES
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $          5,925,521  $        297,821,546  $        128,048,986  $        156,078,613
   Due from MetLife Investors
     USA Insurance Company..............                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................             5,925,521           297,821,546           128,048,986           156,078,613
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    --                    75                     2                    41
   Due to MetLife Investors
     USA Insurance Company..............                    --                     1                     1                     1
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    --                    76                     3                    42
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $          5,925,521  $        297,821,470  $        128,048,983  $        156,078,571
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          5,925,521  $        297,781,830  $        128,048,983  $        156,068,938
   Net assets from contracts in payout..                    --                39,640                    --                 9,633
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $          5,925,521  $        297,821,470  $        128,048,983  $        156,078,571
                                          ====================  ====================  ====================  ====================

                                                                  FTVIPT TEMPLETON
                                            FTVIPT TEMPLETON         GLOBAL BOND
                                           FOREIGN SECURITIES        SECURITIES
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $         87,721,359  $        254,683,432
   Due from MetLife Investors
     USA Insurance Company..............                    --                    --
                                          --------------------  --------------------
        Total Assets....................            87,721,359           254,683,432
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    64                    18
   Due to MetLife Investors
     USA Insurance Company..............                     2                    --
                                          --------------------  --------------------
        Total Liabilities...............                    66                    18
                                          --------------------  --------------------

NET ASSETS..............................  $         87,721,293  $        254,683,414
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         87,721,293  $        254,675,740
   Net assets from contracts in payout..                    --                 7,674
                                          --------------------  --------------------
        Total Net Assets................  $         87,721,293  $        254,683,414
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013



                                              INVESCO V.I.          INVESCO V.I.           INVESCO V.I.          INVESCO V.I.
                                           AMERICAN FRANCHISE      AMERICAN VALUE           CORE EQUITY        EQUITY AND INCOME
                                               SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  ---------------------  --------------------
ASSETS:
   Investments at fair value............  $            163,724  $         95,295,951  $             249,706  $        649,322,735
   Due from MetLife Investors
     USA Insurance Company..............                    --                    --                     --                    --
                                          --------------------  --------------------  ---------------------  --------------------
        Total Assets....................               163,724            95,295,951                249,706           649,322,735
                                          --------------------  --------------------  ---------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     6                    21                     10                    37
   Due to MetLife Investors
     USA Insurance Company..............                     5                     1                     --                    --
                                          --------------------  --------------------  ---------------------  --------------------
        Total Liabilities...............                    11                    22                     10                    37
                                          --------------------  --------------------  ---------------------  --------------------

NET ASSETS..............................  $            163,713  $         95,295,929  $             249,696  $        649,322,698
                                          ====================  ====================  =====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            163,713  $         95,295,929  $             249,696  $        649,301,613
   Net assets from contracts in payout..                    --                    --                     --                21,085
                                          --------------------  --------------------  ---------------------  --------------------
        Total Net Assets................  $            163,713  $         95,295,929  $             249,696  $        649,322,698
                                          ====================  ====================  =====================  ====================


                                               INVESCO V.I.          INVESCO V.I.          INVESCO V.I.            JANUS ASPEN
                                            GLOBAL REAL ESTATE     GROWTH AND INCOME   INTERNATIONAL GROWTH      GLOBAL RESEARCH
                                                SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
                                          ---------------------  --------------------  --------------------  ---------------------
ASSETS:
   Investments at fair value............  $          29,993,352  $        365,970,652  $        281,999,222  $               6,751
   Due from MetLife Investors
     USA Insurance Company..............                     --                    --                    --                     --
                                          ---------------------  --------------------  --------------------  ---------------------
        Total Assets....................             29,993,352           365,970,652           281,999,222                  6,751
                                          ---------------------  --------------------  --------------------  ---------------------
LIABILITIES:
   Accrued fees.........................                     28                    37                    14                      3
   Due to MetLife Investors
     USA Insurance Company..............                      1                     2                     2                     --
                                          ---------------------  --------------------  --------------------  ---------------------
        Total Liabilities...............                     29                    39                    16                      3
                                          ---------------------  --------------------  --------------------  ---------------------

NET ASSETS..............................  $          29,993,323  $        365,970,613  $        281,999,206  $               6,748
                                          =====================  ====================  ====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          29,993,323  $        365,960,564  $        281,990,432  $               6,748
   Net assets from contracts in payout..                     --                10,049                 8,774                     --
                                          ---------------------  --------------------  --------------------  ---------------------
        Total Net Assets................  $          29,993,323  $        365,970,613  $        281,999,206  $               6,748
                                          =====================  ====================  ====================  =====================

                                                 LMPVET                 LMPVET
                                          CLEARBRIDGE VARIABLE   CLEARBRIDGE VARIABLE
                                            AGGRESSIVE GROWTH        ALL CAP VALUE
                                               SUB-ACCOUNT            SUB-ACCOUNT
                                          ---------------------  --------------------
ASSETS:
   Investments at fair value............  $         280,745,363  $        129,253,621
   Due from MetLife Investors
     USA Insurance Company..............                     --                    --
                                          ---------------------  --------------------
        Total Assets....................            280,745,363           129,253,621
                                          ---------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    160                    56
   Due to MetLife Investors
     USA Insurance Company..............                      3                     2
                                          ---------------------  --------------------
        Total Liabilities...............                    163                    58
                                          ---------------------  --------------------

NET ASSETS..............................  $         280,745,200  $        129,253,563
                                          =====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         280,734,965  $        129,253,563
   Net assets from contracts in payout..                 10,235                    --
                                          ---------------------  --------------------
        Total Net Assets................  $         280,745,200  $        129,253,563
                                          =====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013



                                                 LMPVET                LMPVET                LMPVET                LMPVET
                                          CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                              APPRECIATION          EQUITY INCOME       LARGE CAP GROWTH       LARGE CAP VALUE
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............   $       405,286,269  $        191,169,763  $         5,012,459    $         6,893,046
   Due from MetLife Investors
     USA Insurance Company..............                    --                    --                   --                     --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           405,286,269           191,169,763            5,012,459              6,893,046
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    46                   108                   68                     91
   Due to MetLife Investors
     USA Insurance Company..............                     2                     2                    1                      1
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    48                   110                   69                     92
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................   $       405,286,221  $        191,169,653  $         5,012,390    $         6,892,954
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $       405,286,221  $        191,162,626  $         5,012,390    $         6,892,954
   Net assets from contracts in payout..                    --                 7,027                   --                     --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................   $       405,286,221  $        191,169,653  $         5,012,390    $         6,892,954
                                          ====================  ====================  ====================  ====================


                                                 LMPVET           LMPVET INVESTMENT          LMPVET               LMPVET
                                          CLEARBRIDGE VARIABLE    COUNSEL VARIABLE     VARIABLE LIFESTYLE   VARIABLE LIFESTYLE
                                            SMALL CAP GROWTH      SOCIAL AWARENESS       ALLOCATION 50%       ALLOCATION 70%
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $       112,499,086   $            292,324  $         44,101,424  $         2,305,026
   Due from MetLife Investors
     USA Insurance Company..............                   --                     --                    --                   --
                                          --------------------  --------------------  --------------------  -------------------
        Total Assets....................          112,499,086                292,324            44,101,424            2,305,026
                                          --------------------  --------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   65                     38                    23                   27
   Due to MetLife Investors
     USA Insurance Company..............                    1                     --                    --                   --
                                          --------------------  --------------------  --------------------  -------------------
        Total Liabilities...............                   66                     38                    23                   27
                                          --------------------  --------------------  --------------------  -------------------

NET ASSETS..............................  $       112,499,020   $            292,286  $         44,101,401  $         2,304,999
                                          ====================  ====================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       112,499,020   $            292,286  $         44,101,401  $         2,304,999
   Net assets from contracts in payout..                   --                     --                    --                   --
                                          --------------------  --------------------  --------------------  -------------------
        Total Net Assets................  $       112,499,020   $            292,286  $         44,101,401  $         2,304,999
                                          ====================  ====================  ====================  ===================


                                                 LMPVET            LMPVIT WESTERN
                                           VARIABLE LIFESTYLE   ASSET VARIABLE GLOBAL
                                             ALLOCATION 85%        HIGH YIELD BOND
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  ---------------------
ASSETS:
   Investments at fair value............  $         95,074,305  $       104,740,529
   Due from MetLife Investors
     USA Insurance Company..............                    --                   --
                                          --------------------  ---------------------
        Total Assets....................            95,074,305          104,740,529
                                          --------------------  ---------------------
LIABILITIES:
   Accrued fees.........................                    21                   77
   Due to MetLife Investors
     USA Insurance Company..............                    --                    1
                                          --------------------  ---------------------
        Total Liabilities...............                    21                   78
                                          --------------------  ---------------------

NET ASSETS..............................  $         95,074,284  $       104,740,451
                                          ====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         95,074,284  $       104,737,455
   Net assets from contracts in payout..                    --                2,996
                                          --------------------  ---------------------
        Total Net Assets................  $         95,074,284  $       104,740,451
                                          ====================  =====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013


                                                                                                                  MIST
                                                                                                            ALLIANCEBERNSTEIN
                                                MFS VIT               MFS VIT                                GLOBAL DYNAMIC
                                            INVESTORS TRUST        NEW DISCOVERY      MFS VIT RESEARCH         ALLOCATION
                                              SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $            25,959  $             46,022  $            63,838  $      3,313,674,263
   Due from MetLife Investors
     USA Insurance Company..............                   --                    --                   --                    --
                                          -------------------  --------------------  -------------------  --------------------
        Total Assets....................               25,959                46,022               63,838         3,313,674,263
                                          -------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    8                     2                    2                    69
   Due to MetLife Investors
     USA Insurance Company..............                   --                    --                    1                     2
                                          -------------------  --------------------  -------------------  --------------------
        Total Liabilities...............                    8                     2                    3                    71
                                          -------------------  --------------------  -------------------  --------------------

NET ASSETS..............................  $            25,951  $             46,020  $            63,835  $      3,313,674,192
                                          ===================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            25,951  $             46,020  $            63,835  $      3,313,622,486
   Net assets from contracts in payout..                   --                    --                   --                51,706
                                          -------------------  --------------------  -------------------  --------------------
        Total Net Assets................  $            25,951  $             46,020  $            63,835  $      3,313,674,192
                                          ===================  ====================  ===================  ====================


                                              MIST AMERICAN         MIST AMERICAN                             MIST AMERICAN
                                             FUNDS BALANCED         FUNDS GROWTH        MIST AMERICAN        FUNDS MODERATE
                                               ALLOCATION            ALLOCATION         FUNDS GROWTH           ALLOCATION
                                               SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $      3,430,387,069  $     1,828,322,442  $       632,386,712  $      1,796,367,030
   Due from MetLife Investors
     USA Insurance Company..............                    --                   --                   --                    --
                                          --------------------  -------------------  -------------------  --------------------
        Total Assets....................         3,430,387,069        1,828,322,442          632,386,712         1,796,367,030
                                          --------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    30                   66                   66                    52
   Due to MetLife Investors
     USA Insurance Company..............                     1                    1                   10                     1
                                          --------------------  -------------------  -------------------  --------------------
        Total Liabilities...............                    31                   67                   76                    53
                                          --------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $      3,430,387,038  $     1,828,322,375  $       632,386,636  $      1,796,366,977
                                          ====================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $      3,430,376,518  $     1,827,667,872  $       632,301,718  $      1,796,362,961
   Net assets from contracts in payout..                10,520              654,503               84,918                 4,016
                                          --------------------  -------------------  -------------------  --------------------
        Total Net Assets................  $      3,430,387,038  $     1,828,322,375  $       632,386,636  $      1,796,366,977
                                          ====================  ===================  ===================  ====================


                                               MIST AQR           MIST BLACKROCK
                                              GLOBAL RISK         GLOBAL TACTICAL
                                               BALANCED             STRATEGIES
                                              SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------
ASSETS:
   Investments at fair value............  $     3,248,476,045  $      5,457,878,842
   Due from MetLife Investors
     USA Insurance Company..............                   --                    --
                                          -------------------  --------------------
        Total Assets....................        3,248,476,045         5,457,878,842
                                          -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   68                    78
   Due to MetLife Investors
     USA Insurance Company..............                   --                     3
                                          -------------------  --------------------
        Total Liabilities...............                   68                    81
                                          -------------------  --------------------

NET ASSETS..............................  $     3,248,475,977  $      5,457,878,761
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $     3,248,431,414  $      5,457,828,462
   Net assets from contracts in payout..               44,563                50,299
                                          -------------------  --------------------
        Total Net Assets................  $     3,248,475,977  $      5,457,878,761
                                          ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013



                                            MIST BLACKROCK        MIST BLACKROCK        MIST CLARION        MIST CLEARBRIDGE
                                              HIGH YIELD          LARGE CAP CORE     GLOBAL REAL ESTATE   AGGRESSIVE GROWTH II
                                              SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $       265,149,930  $         16,869,754  $       182,674,017  $        119,069,072
   Due from MetLife Investors
     USA Insurance Company..............                   --                    --                   --                    --
                                          -------------------  --------------------  -------------------  --------------------
       Total Assets.....................          265,149,930            16,869,754          182,674,017           119,069,072
                                          -------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                  122                   102                   93                   110
   Due to MetLife Investors
     USA Insurance Company..............                    2                     2                    2                     2
                                          -------------------  --------------------  -------------------  --------------------
       Total Liabilities................                  124                   104                   95                   112
                                          -------------------  --------------------  -------------------  --------------------

NET ASSETS..............................  $       265,149,806  $         16,869,650  $       182,673,922  $        119,068,960
                                          ===================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       265,145,347  $         16,869,650  $       182,649,463  $        119,068,960
   Net assets from contracts in payout..                4,459                    --               24,459                    --
                                          -------------------  --------------------  -------------------  --------------------
       Total Net Assets.................  $       265,149,806  $         16,869,650  $       182,673,922  $        119,068,960
                                          ===================  ====================  ===================  ====================

                                                                                            MIST              MIST INVESCO
                                           MIST CLEARBRIDGE     MIST GOLDMAN SACHS     HARRIS OAKMARK         BALANCED-RISK
                                           AGGRESSIVE GROWTH       MID CAP VALUE        INTERNATIONAL          ALLOCATION
                                              SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $       451,710,663  $        170,038,476  $       693,983,315  $        843,160,756
   Due from MetLife Investors
     USA Insurance Company..............                   --                    --                   --                    --
                                          -------------------  --------------------  -------------------  --------------------
       Total Assets.....................          451,710,663           170,038,476          693,983,315           843,160,756
                                          -------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   96                    89                   69                    58
   Due to MetLife Investors
     USA Insurance Company..............                    2                     1                    2                     1
                                          -------------------  --------------------  -------------------  --------------------
       Total Liabilities................                   98                    90                   71                    59
                                          -------------------  --------------------  -------------------  --------------------

NET ASSETS..............................  $       451,710,565  $        170,038,386  $       693,983,244  $        843,160,697
                                          ===================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       451,670,790  $        170,001,706  $       693,796,289  $        843,160,697
   Net assets from contracts in payout..               39,775                36,680              186,955                    --
                                          -------------------  --------------------  -------------------  --------------------
       Total Net Assets.................  $       451,710,565  $        170,038,386  $       693,983,244  $        843,160,697
                                          ===================  ====================  ===================  ====================


                                              MIST INVESCO         MIST INVESCO
                                                COMSTOCK           MID CAP VALUE
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  --------------------
ASSETS:
   Investments at fair value............  $       443,562,037  $        158,040,507
   Due from MetLife Investors
     USA Insurance Company..............                   --                    --
                                          -------------------  --------------------
       Total Assets.....................          443,562,037           158,040,507
                                          -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                  112                   131
   Due to MetLife Investors
     USA Insurance Company..............                    2                     1
                                          -------------------  --------------------
       Total Liabilities................                  114                   132
                                          -------------------  --------------------

NET ASSETS..............................  $       443,561,923  $        158,040,375
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       443,532,010  $        158,034,445
   Net assets from contracts in payout..               29,913                 5,930
                                          -------------------  --------------------
       Total Net Assets.................  $       443,561,923  $        158,040,375
                                          ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013


                                                                                         MIST JPMORGAN
                                              MIST INVESCO          MIST JPMORGAN        GLOBAL ACTIVE         MIST JPMORGAN
                                            SMALL CAP GROWTH          CORE BOND           ALLOCATION          SMALL CAP VALUE
                                               SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $        319,189,506  $       311,869,966  $        746,849,807  $        27,866,760
   Due from MetLife Investors
     USA Insurance Company..............                    --                   --                    --                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Assets.....................           319,189,506          311,869,966           746,849,807           27,866,760
                                          --------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   159                   33                    89                  194
   Due to MetLife Investors
     USA Insurance Company..............                     2                    1                     1                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Liabilities................                   161                   34                    90                  194
                                          --------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $        319,189,345  $       311,869,932  $        746,849,717  $        27,866,566
                                          ====================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        319,132,725  $       311,869,932  $        746,849,717  $        27,866,566
   Net assets from contracts in payout..                56,620                   --                    --                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $        319,189,345  $       311,869,932  $        746,849,717  $        27,866,566
                                          ====================  ===================  ====================  ===================

                                                                                             MIST           MIST MET/FRANKLIN
                                           MIST LOOMIS SAYLES    MIST LORD ABBETT       MET/EATON VANCE       LOW DURATION
                                             GLOBAL MARKETS       BOND DEBENTURE         FLOATING RATE        TOTAL RETURN
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $       180,595,879  $        259,294,611  $        83,115,922  $        140,307,239
   Due from MetLife Investors
     USA Insurance Company..............                   --                    --                   --                    --
                                          -------------------  --------------------  -------------------  --------------------
       Total Assets.....................          180,595,879           259,294,611           83,115,922           140,307,239
                                          -------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   96                   121                   84                    92
   Due to MetLife Investors
     USA Insurance Company..............                    2                     3                    1                     1
                                          -------------------  --------------------  -------------------  --------------------
       Total Liabilities................                   98                   124                   85                    93
                                          -------------------  --------------------  -------------------  --------------------

NET ASSETS..............................  $       180,595,781  $        259,294,487  $        83,115,837  $        140,307,146
                                          ===================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       180,595,781  $        259,067,107  $        83,115,837  $        140,307,146
   Net assets from contracts in payout..                   --               227,380                   --                    --
                                          -------------------  --------------------  -------------------  --------------------
       Total Net Assets.................  $       180,595,781  $        259,294,487  $        83,115,837  $        140,307,146
                                          ===================  ====================  ===================  ====================


                                           MIST MET/TEMPLETON       MIST METLIFE
                                           INTERNATIONAL BOND    AGGRESSIVE STRATEGY
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $        52,286,206   $        659,971,556
   Due from MetLife Investors
     USA Insurance Company..............                   --                     --
                                          --------------------  --------------------
       Total Assets.....................           52,286,206            659,971,556
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   66                     51
   Due to MetLife Investors
     USA Insurance Company..............                    1                      1
                                          --------------------  --------------------
       Total Liabilities................                   67                     52
                                          --------------------  --------------------

NET ASSETS..............................  $        52,286,139   $        659,971,504
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        52,286,139   $        659,913,190
   Net assets from contracts in payout..                   --                 58,314
                                          --------------------  --------------------
       Total Net Assets.................  $        52,286,139   $        659,971,504
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013



                                              MIST METLIFE          MIST METLIFE         MIST METLIFE         MIST METLIFE
                                              BALANCED PLUS       BALANCED STRATEGY   DEFENSIVE STRATEGY     GROWTH STRATEGY
                                               SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $      6,454,727,036  $     7,812,083,227  $      1,972,799,230  $     6,767,059,571
   Due from MetLife Investors
     USA Insurance Company..............                    --                   --                    --                   13
                                          --------------------  -------------------  --------------------  -------------------
       Total Assets.....................         6,454,727,036        7,812,083,227         1,972,799,230        6,767,059,584
                                          --------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    58                   49                    92                   66
   Due to MetLife Investors
     USA Insurance Company..............                     2                    1                     2                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Liabilities................                    60                   50                    94                   66
                                          --------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $      6,454,726,976  $     7,812,083,177  $      1,972,799,136  $     6,767,059,518
                                          ====================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $      6,454,591,334  $     7,810,608,978  $      1,972,521,631  $     6,766,750,756
   Net assets from contracts in payout..               135,642            1,474,199               277,505              308,762
                                          --------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $      6,454,726,976  $     7,812,083,177  $      1,972,799,136  $     6,767,059,518
                                          ====================  ===================  ====================  ===================

                                                                                                                   MIST
                                             MIST METLIFE       MIST METLIFE MULTI-   MIST MFS EMERGING        MFS RESEARCH
                                           MODERATE STRATEGY    INDEX TARGETED RISK    MARKETS EQUITY          INTERNATIONAL
                                              SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT
                                          -------------------  --------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $     3,631,779,081  $        209,957,104  $       456,076,979   $       331,488,553
   Due from MetLife Investors
     USA Insurance Company..............                   --                    --                   --                    --
                                          -------------------  --------------------  --------------------  -------------------
       Total Assets.....................        3,631,779,081           209,957,104          456,076,979           331,488,553
                                          -------------------  --------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   72                    51                   85                    89
   Due to MetLife Investors
     USA Insurance Company..............                    1                     1                    2                     3
                                          -------------------  --------------------  --------------------  -------------------
       Total Liabilities................                   73                    52                   87                    92
                                          -------------------  --------------------  --------------------  -------------------

NET ASSETS..............................  $     3,631,779,008  $        209,957,052  $       456,076,892   $       331,488,461
                                          ===================  ====================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $     3,631,343,957  $        209,957,052  $       456,043,852   $       331,401,169
   Net assets from contracts in payout..              435,051                    --               33,040                87,292
                                          -------------------  --------------------  --------------------  -------------------
       Total Net Assets.................  $     3,631,779,008  $        209,957,052  $       456,076,892   $       331,488,461
                                          ===================  ====================  ====================  ===================


                                          MIST MORGAN STANLEY    MIST OPPENHEIMER
                                            MID CAP GROWTH         GLOBAL EQUITY
                                              SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $       244,579,293  $        78,398,683
   Due from MetLife Investors
     USA Insurance Company..............                   --                    2
                                          -------------------  -------------------
       Total Assets.....................          244,579,293           78,398,685
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   57                  112
   Due to MetLife Investors
     USA Insurance Company..............                    2                   --
                                          -------------------  -------------------
       Total Liabilities................                   59                  112
                                          -------------------  -------------------

NET ASSETS..............................  $       244,579,234  $        78,398,573
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       244,579,234  $        78,398,573
   Net assets from contracts in payout..                   --                   --
                                          -------------------  -------------------
       Total Net Assets.................  $       244,579,234  $        78,398,573
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013


                                                 MIST
                                            PIMCO INFLATION           MIST                 MIST             MIST PIONEER
                                            PROTECTED BOND     PIMCO TOTAL RETURN      PIONEER FUND       STRATEGIC INCOME
                                              SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $       821,456,212  $     1,993,787,047  $       297,755,838  $       919,329,053
   Due from MetLife Investors
     USA Insurance Company..............                   --                   --                   --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Assets.....................          821,456,212        1,993,787,047          297,755,838          919,329,053
                                          -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  121                   97                  160                  185
   Due to MetLife Investors
     USA Insurance Company..............                    2                    2                    8                   11
                                          -------------------  -------------------  -------------------  -------------------
       Total Liabilities................                  123                   99                  168                  196
                                          -------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $       821,456,089  $     1,993,786,948  $       297,755,670  $       919,328,857
                                          ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       821,327,058  $     1,993,490,223  $       297,747,696  $       919,316,926
   Net assets from contracts in payout..              129,031              296,725                7,974               11,931
                                          -------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $       821,456,089  $     1,993,786,948  $       297,755,670  $       919,328,857
                                          ===================  ===================  ===================  ===================


                                             MIST PYRAMIS         MIST PYRAMIS        MIST SCHRODERS      MIST SSGA GROWTH
                                           GOVERNMENT INCOME      MANAGED RISK      GLOBAL MULTI-ASSET     AND INCOME ETF
                                              SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $       715,739,667  $        78,417,297  $       435,205,791  $     1,578,178,756
   Due from MetLife Investors
     USA Insurance Company..............                   --                   --                   --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Assets.....................          715,739,667           78,417,297          435,205,791        1,578,178,756
                                          -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  109                   67                  101                   77
   Due to MetLife Investors
     USA Insurance Company..............                    1                    1                    1                    2
                                          -------------------  -------------------  -------------------  -------------------
       Total Liabilities................                  110                   68                  102                   79
                                          -------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $       715,739,557  $        78,417,229  $       435,205,689  $     1,578,178,677
                                          ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       715,457,516  $        78,417,229  $       435,205,689  $     1,578,176,658
   Net assets from contracts in payout..              282,041                   --                   --                2,019
                                          -------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $       715,739,557  $        78,417,229  $       435,205,689  $     1,578,178,677
                                          ===================  ===================  ===================  ===================


                                               MIST SSGA       MIST T. ROWE PRICE
                                              GROWTH ETF         LARGE CAP VALUE
                                              SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $       509,607,946  $       657,944,412
   Due from MetLife Investors
     USA Insurance Company..............                   --                   --
                                          -------------------  -------------------
       Total Assets.....................          509,607,946          657,944,412
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   86                   91
   Due to MetLife Investors
     USA Insurance Company..............                    2                    2
                                          -------------------  -------------------
       Total Liabilities................                   88                   93
                                          -------------------  -------------------

NET ASSETS..............................  $       509,607,858  $       657,944,319
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       509,607,858  $       657,632,896
   Net assets from contracts in payout..                   --              311,423
                                          -------------------  -------------------
       Total Net Assets.................  $       509,607,858  $       657,944,319
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013


                                          MIST T. ROWE PRICE     MIST THIRD AVENUE  MSF BAILLIE GIFFORD      MSF BARCLAYS
                                            MID CAP GROWTH        SMALL CAP VALUE   INTERNATIONAL STOCK  AGGREGATE BOND INDEX
                                              SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $       568,882,803  $       330,702,076  $       303,453,108  $       162,571,949
   Due from MetLife Investors
     USA Insurance Company..............                   --                   --                   --                   --
                                          -------------------  -------------------  -------------------  --------------------
       Total Assets.....................          568,882,803          330,702,076          303,453,108          162,571,949
                                          -------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   55                  112                   57                   98
   Due to MetLife Investors
     USA Insurance Company..............                    1                    2                    4                    2
                                          -------------------  -------------------  -------------------  --------------------
       Total Liabilities................                   56                  114                   61                  100
                                          -------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $       568,882,747  $       330,701,962  $       303,453,047  $       162,571,849
                                          ===================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       568,794,562  $       330,531,309  $       303,453,047  $       162,571,849
   Net assets from contracts in payout..               88,185              170,653                   --                   --
                                          -------------------  -------------------  -------------------  --------------------
       Total Net Assets.................  $       568,882,747  $       330,701,962  $       303,453,047  $       162,571,849
                                          ===================  ===================  ===================  ====================

                                             MSF BLACKROCK         MSF BLACKROCK        MSF BLACKROCK         MSF BLACKROCK
                                              BOND INCOME      CAPITAL APPRECIATION    LARGE CAP VALUE        MONEY MARKET
                                              SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $        57,252,064  $         15,272,530  $         3,792,927  $        461,343,188
   Due from MetLife Investors
     USA Insurance Company..............                   --                    --                   --                    --
                                          -------------------  --------------------  -------------------  --------------------
       Total Assets.....................           57,252,064            15,272,530            3,792,927           461,343,188
                                          -------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                  155                   184                   --                   292
   Due to MetLife Investors
     USA Insurance Company..............                    2                     4                    1                     6
                                          -------------------  --------------------  -------------------  --------------------
       Total Liabilities................                  157                   188                    1                   298
                                          -------------------  --------------------  -------------------  --------------------

NET ASSETS..............................  $        57,251,907  $         15,272,342  $         3,792,926  $        461,342,890
                                          ===================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        57,243,808  $         15,272,342  $         3,792,926  $        461,206,268
   Net assets from contracts in payout..                8,099                    --                   --               136,622
                                          -------------------  --------------------  -------------------  --------------------
       Total Net Assets.................  $        57,251,907  $         15,272,342  $         3,792,926  $        461,342,890
                                          ===================  ====================  ===================  ====================

                                               MSF DAVIS           MSF FRONTIER
                                             VENTURE VALUE        MID CAP GROWTH
                                              SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------
ASSETS:
   Investments at fair value............  $       658,561,619  $         83,651,214
   Due from MetLife Investors
     USA Insurance Company..............                   --                    --
                                          -------------------  --------------------
       Total Assets.....................          658,561,619            83,651,214
                                          -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                  177                    50
   Due to MetLife Investors
     USA Insurance Company..............                    4                     1
                                          -------------------  --------------------
       Total Liabilities................                  181                    51
                                          -------------------  --------------------

NET ASSETS..............................  $       658,561,438  $         83,651,163
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       658,275,863  $         83,628,999
   Net assets from contracts in payout..              285,575                22,164
                                          -------------------  --------------------
       Total Net Assets.................  $       658,561,438  $         83,651,163
                                          ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013



                                                   MSF            MSF LOOMIS SAYLES    MSF LOOMIS SAYLES      MSF MET/ARTISAN
                                             JENNISON GROWTH       SMALL CAP CORE      SMALL CAP GROWTH        MID CAP VALUE
                                               SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        585,624,287  $        14,610,873  $            226,834  $        285,771,086
   Due from MetLife Investors
     USA Insurance Company..............                    --                   --                    --                    --
                                          --------------------  -------------------  --------------------  --------------------
        Total Assets....................           585,624,287           14,610,873               226,834           285,771,086
                                          --------------------  -------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    66                   98                    32                    73
   Due to MetLife Investors
     USA Insurance Company..............                     2                    2                    --                     3
                                          --------------------  -------------------  --------------------  --------------------
        Total Liabilities...............                    68                  100                    32                    76
                                          --------------------  -------------------  --------------------  --------------------

NET ASSETS..............................  $        585,624,219  $        14,610,773  $            226,802  $        285,771,010
                                          ====================  ===================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        585,280,529  $        14,610,773  $            226,802  $        285,579,066
   Net assets from contracts in payout..               343,690                   --                    --               191,944
                                          --------------------  -------------------  --------------------  --------------------
        Total Net Assets................  $        585,624,219  $        14,610,773  $            226,802  $        285,771,010
                                          ====================  ===================  ====================  ====================

                                           MSF MET/DIMENSIONAL        MSF METLIFE           MSF METLIFE
                                           INTERNATIONAL SMALL       CONSERVATIVE         CONSERVATIVE TO         MSF METLIFE
                                                 COMPANY              ALLOCATION        MODERATE ALLOCATION   MID CAP STOCK INDEX
                                               SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          ---------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $         66,162,529   $          7,497,463  $          7,732,407  $       125,884,166
   Due from MetLife Investors
     USA Insurance Company..............                    --                     --                    --                   --
                                          ---------------------  --------------------  --------------------  --------------------
        Total Assets....................            66,162,529              7,497,463             7,732,407          125,884,166
                                          ---------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   106                     55                    31                   87
   Due to MetLife Investors
     USA Insurance Company..............                     4                     --                    --                    1
                                          ---------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                   110                     55                    31                   88
                                          ---------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $         66,162,419   $          7,497,408  $          7,732,376  $       125,884,078
                                          =====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         66,162,419   $          7,497,408  $          7,732,376  $       125,884,078
   Net assets from contracts in payout..                    --                     --                    --                   --
                                          ---------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $         66,162,419   $          7,497,408  $          7,732,376  $       125,884,078
                                          =====================  ====================  ====================  ====================

                                                                     MSF METLIFE
                                               MSF METLIFE           MODERATE TO
                                           MODERATE ALLOCATION  AGGRESSIVE ALLOCATION
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  ---------------------
ASSETS:
   Investments at fair value............  $         44,655,438  $         57,260,816
   Due from MetLife Investors
     USA Insurance Company..............                    --                    --
                                          --------------------  ---------------------
        Total Assets....................            44,655,438            57,260,816
                                          --------------------  ---------------------
LIABILITIES:
   Accrued fees.........................                    16                    28
   Due to MetLife Investors
     USA Insurance Company..............                     1                     1
                                          --------------------  ---------------------
        Total Liabilities...............                    17                    29
                                          --------------------  ---------------------

NET ASSETS..............................  $         44,655,421  $         57,260,787
                                          ====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         44,655,421  $         57,260,787
   Net assets from contracts in payout..                    --                    --
                                          --------------------  ---------------------
        Total Net Assets................  $         44,655,421  $         57,260,787
                                          ====================  =====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013



                                              MSF METLIFE               MSF                  MSF               MSF MSCI
                                              STOCK INDEX        MFS TOTAL RETURN         MFS VALUE           EAFE INDEX
                                              SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $       561,274,528  $        46,044,648  $       260,474,139  $       112,197,240
   Due from MetLife Investors
     USA Insurance Company..............                   --                   --                   --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Assets.....................          561,274,528           46,044,648          260,474,139          112,197,240
                                          -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   40                  232                  168                   69
   Due to MetLife Investors
     USA Insurance Company..............                    1                    4                    7                    2
                                          -------------------  -------------------  -------------------  -------------------
       Total Liabilities................                   41                  236                  175                   71
                                          -------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $       561,274,487  $        46,044,412  $       260,473,964  $       112,197,169
                                          ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       561,135,329  $        46,044,412  $       260,467,868  $       112,197,169
   Net assets from contracts in payout..              139,158                   --                6,096                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $       561,274,487  $        46,044,412  $       260,473,964  $       112,197,169
                                          ===================  ===================  ===================  ===================


                                              MSF NEUBERGER             MSF          MSF T. ROWE PRICE    MSF T. ROWE PRICE
                                             BERMAN GENESIS     RUSSELL 2000 INDEX   LARGE CAP GROWTH     SMALL CAP GROWTH
                                               SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $       172,247,595  $       141,070,551  $       151,930,138  $        10,522,855
   Due from MetLife Investors
     USA Insurance Company..............                   --                   --                   --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Assets.....................          172,247,595          141,070,551          151,930,138           10,522,855
                                          -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  133                   91                   66                   42
   Due to MetLife Investors
     USA Insurance Company..............                    2                    2                    1                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Liabilities................                  135                   93                   67                   42
                                          -------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $       172,247,460  $       141,070,458  $       151,930,071  $        10,522,813
                                          ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       172,210,991  $       141,070,458  $       151,902,711  $        10,522,813
   Net assets from contracts in payout..               36,469                   --               27,360                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $       172,247,460  $       141,070,458  $       151,930,071  $        10,522,813
                                          ===================  ===================  ===================  ===================

                                              MSF VAN ECK        MSF WESTERN ASSET
                                            GLOBAL NATURAL          MANAGEMENT
                                               RESOURCES          U.S. GOVERNMENT
                                              SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $       106,449,545  $       291,870,510
   Due from MetLife Investors
     USA Insurance Company..............                   --                   --
                                          -------------------  -------------------
       Total Assets.....................          106,449,545          291,870,510
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   45                  121
   Due to MetLife Investors
     USA Insurance Company..............                    1                    1
                                          -------------------  -------------------
       Total Liabilities................                   46                  122
                                          -------------------  -------------------

NET ASSETS..............................  $       106,449,499  $       291,870,388
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       106,449,499  $       291,855,711
   Net assets from contracts in payout..                   --               14,677
                                          -------------------  -------------------
       Total Net Assets.................  $       106,449,499  $       291,870,388
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013


                                                                                       OPPENHEIMER VA
                                               NEUBERGER          OPPENHEIMER VA      GLOBAL STRATEGIC       OPPENHEIMER VA
                                            BERMAN GENESIS           CORE BOND             INCOME              MAIN STREET
                                              SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $            10,997  $              8,649  $             4,493  $            104,043
   Due from MetLife Investors
     USA Insurance Company..............                   --                    --                   --                    --
                                          -------------------  --------------------  -------------------  --------------------
        Total Assets....................               10,997                 8,649                4,493               104,043
                                          -------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    6                     3                    1                     4
   Due to MetLife Investors
     USA Insurance Company..............                   --                    --                   --                    --
                                          -------------------  --------------------  -------------------  --------------------
        Total Liabilities...............                    6                     3                    1                     4
                                          -------------------  --------------------  -------------------  --------------------

NET ASSETS..............................  $            10,991  $              8,646  $             4,492  $            104,039
                                          ===================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            10,991  $              8,646  $             4,492  $            104,039
   Net assets from contracts in payout..                   --                    --                   --                    --
                                          -------------------  --------------------  -------------------  --------------------
        Total Net Assets................  $            10,991  $              8,646  $             4,492  $            104,039
                                          ===================  ====================  ===================  ====================


                                             OPPENHEIMER VA        OPPENHEIMER VA        PIONEER VCT           PIONEER VCT
                                            MAIN STREET SMALL           MONEY         DISCIPLINED VALUE     EMERGING MARKETS
                                               SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $        123,045,425  $             4,008  $         2,003,215  $            721,676
   Due from MetLife Investors
     USA Insurance Company..............                    --                   --                   --                    --
                                          --------------------  -------------------  -------------------  --------------------
        Total Assets....................           123,045,425                4,008            2,003,215               721,676
                                          --------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    18                    8                   78                    92
   Due to MetLife Investors
     USA Insurance Company..............                    --                   --                   --                     1
                                          --------------------  -------------------  -------------------  --------------------
        Total Liabilities...............                    18                    8                   78                    93
                                          --------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $        123,045,407  $             4,000  $         2,003,137  $            721,583
                                          ====================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        123,045,407  $             4,000  $         2,003,137  $            721,583
   Net assets from contracts in payout..                    --                   --                   --                    --
                                          --------------------  -------------------  -------------------  --------------------
        Total Net Assets................  $        123,045,407  $             4,000  $         2,003,137  $            721,583
                                          ====================  ===================  ===================  ====================


                                              PIONEER VCT      PIONEER VCT IBBOTSON
                                             EQUITY INCOME       GROWTH ALLOCATION
                                              SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------
ASSETS:
   Investments at fair value............  $           637,916  $         20,842,524
   Due from MetLife Investors
     USA Insurance Company..............                   --                    --
                                          -------------------  --------------------
        Total Assets....................              637,916            20,842,524
                                          -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   41                    55
   Due to MetLife Investors
     USA Insurance Company..............                    1                     1
                                          -------------------  --------------------
        Total Liabilities...............                   42                    56
                                          -------------------  --------------------

NET ASSETS..............................  $           637,874  $         20,842,468
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $           637,874  $         20,842,468
   Net assets from contracts in payout..                   --                    --
                                          -------------------  --------------------
        Total Net Assets................  $           637,874  $         20,842,468
                                          ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2013


                                          PIONEER VCT IBBOTSON        PIONEER VCT           PIONEER VCT          T. ROWE PRICE
                                           MODERATE ALLOCATION       MID CAP VALUE      REAL ESTATE SHARES       GROWTH STOCK
                                               SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          ---------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $          30,201,108  $         71,900,108  $            252,718  $          8,339,192
   Due from MetLife Investors
     USA Insurance Company..............                     --                    --                    --                    --
                                          ---------------------  --------------------  --------------------  --------------------
        Total Assets....................             30,201,108            71,900,108               252,718             8,339,192
                                          ---------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     44                    65                    64                    --
   Due to MetLife Investors
     USA Insurance Company..............                      1                     1                     1                    --
                                          ---------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                     45                    66                    65                    --
                                          ---------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $          30,201,063  $         71,900,042  $            252,653  $          8,339,192
                                          =====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          30,201,063  $         71,900,042  $            252,653  $          8,339,192
   Net assets from contracts in payout..                     --                    --                    --                    --
                                          ---------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $          30,201,063  $         71,900,042  $            252,653  $          8,339,192
                                          =====================  ====================  ====================  ====================


                                               T. ROWE PRICE         T. ROWE PRICE
                                            INTERNATIONAL STOCK      PRIME RESERVE     UIF U.S. REAL ESTATE
                                                SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          ---------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $             655,401  $            558,450  $        100,974,984
   Due from MetLife Investors
     USA Insurance Company..............                     --                    --                    --
                                          ---------------------  --------------------  --------------------
        Total Assets....................                655,401               558,450           100,974,984
                                          ---------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     --                    --                     6
   Due to MetLife Investors
     USA Insurance Company..............                     --                     1                     1
                                          ---------------------  --------------------  --------------------
        Total Liabilities...............                     --                     1                     7
                                          ---------------------  --------------------  --------------------

NET ASSETS..............................  $             655,401  $            558,449  $        100,974,977
                                          =====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $             655,401  $            558,449  $        100,974,977
   Net assets from contracts in payout..                     --                    --                    --
                                          ---------------------  --------------------  --------------------
        Total Net Assets................  $             655,401  $            558,449  $        100,974,977
                                          =====================  ====================  ====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                                                                               AMERICAN FUNDS
                                                     ALGER          AMERICAN FUNDS       AMERICAN FUNDS         GLOBAL SMALL
                                               SMALL CAP GROWTH          BOND             GLOBAL GROWTH        CAPITALIZATION
                                                  SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $         2,659,639  $         3,543,665  $           995,290
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................              795,350            1,579,860            3,369,739            1,305,682
      Administrative charges...............                   --              361,049              700,854              239,013
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................              795,350            1,940,909            4,070,593            1,544,695
                                             -------------------  -------------------  -------------------  -------------------
           Net investment income (loss)....            (795,350)              718,730            (526,928)            (549,405)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            7,752,298            1,645,084                   --                   --
      Realized gains (losses) on sale of
        investments........................              715,762              105,489            3,982,592            1,957,425
                                             -------------------  -------------------  -------------------  -------------------
           Net realized gains (losses).....            8,468,060            1,750,573            3,982,592            1,957,425
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            8,688,799          (7,601,790)           65,109,148           25,083,432
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           17,156,859          (5,851,217)           69,091,740           27,040,857
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        16,361,509  $       (5,132,487)  $        68,564,812  $        26,491,452
                                             ===================  ===================  ===================  ===================


                                                AMERICAN FUNDS      AMERICAN FUNDS            DWS I            FEDERATED HIGH
                                                    GROWTH           GROWTH-INCOME        INTERNATIONAL          INCOME BOND
                                                  SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         7,336,530  $         4,748,193  $           924,809  $             1,732
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................            9,466,721            4,415,548              235,774                  357
      Administrative charges...............            1,886,375              801,868                   --                   --
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................           11,353,096            5,217,416              235,774                  357
                                             -------------------  -------------------  -------------------  -------------------
           Net investment income (loss)....          (4,016,566)            (469,223)              689,035                1,375
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --                   --                   --
      Realized gains (losses) on sale of
        investments........................           16,990,100            6,900,940            (490,812)                   --
                                             -------------------  -------------------  -------------------  -------------------
           Net realized gains (losses).....           16,990,100            6,900,940            (490,812)                   --
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          182,361,798           89,831,743            2,799,643                  (4)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          199,351,898           96,732,683            2,308,831                  (4)
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       195,335,332  $        96,263,460  $         2,997,866  $             1,371
                                             ===================  ===================  ===================  ===================


                                                  FEDERATED           FIDELITY VIP
                                                   KAUFMAN            ASSET MANAGER
                                                 SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $         1,335,776
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................                  544            1,168,826
      Administrative charges...............                   --                   --
                                             -------------------  -------------------
        Total expenses.....................                  544            1,168,826
                                             -------------------  -------------------
           Net investment income (loss)....                (544)              166,950
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                3,265              207,129
      Realized gains (losses) on sale of
        investments........................                  351              599,116
                                             -------------------  -------------------
           Net realized gains (losses).....                3,616              806,245
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................                9,524           10,480,801
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................               13,140           11,287,046
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            12,596  $        11,453,996
                                             ===================  ===================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                  FIDELITY VIP          FIDELITY VIP         FIDELITY VIP          FIDELITY VIP
                                                   CONTRAFUND           EQUITY-INCOME      FUNDSMANAGER 50%      FUNDSMANAGER 60%
                                                   SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $          5,646,134  $            139,396  $        19,057,686  $         44,019,083
                                              --------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................             6,566,916                80,957           24,306,286            75,257,193
      Administrative charges................               776,610                    --                   --                    --
                                              --------------------  --------------------  -------------------  --------------------
        Total expenses......................             7,343,526                80,957           24,306,286            75,257,193
                                              --------------------  --------------------  -------------------  --------------------
           Net investment income (loss).....           (1,697,392)                58,439          (5,248,600)          (31,238,110)
                                              --------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........               159,570               370,347           10,771,735           140,760,703
      Realized gains (losses) on sale of
        investments.........................            11,441,688               (2,721)                   --            30,399,116
                                              --------------------  --------------------  -------------------  --------------------
           Net realized gains (losses)......            11,601,258               367,626           10,771,735           171,159,819
                                              --------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................           130,225,189               916,971          141,257,707           435,136,185
                                              --------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................           141,826,447             1,284,597          152,029,442           606,296,004
                                              --------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $        140,129,055  $          1,343,036  $       146,780,842  $        575,057,894
                                              ====================  ====================  ===================  ====================

                                                  FIDELITY VIP        FIDELITY VIP          FIDELITY VIP          FIDELITY VIP
                                                     GROWTH             INDEX 500              MID CAP            MONEY MARKET
                                                   SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              -------------------  -------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $           427,133  $         1,208,234  $          1,103,058  $             19,205
                                              -------------------  -------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................            2,006,872              883,110             4,345,498             1,616,530
      Administrative charges................                   --                   --               973,805                    --
                                              -------------------  -------------------  --------------------  --------------------
        Total expenses......................            2,006,872              883,110             5,319,303             1,616,530
                                              -------------------  -------------------  --------------------  --------------------
           Net investment income (loss).....          (1,579,739)              325,124           (4,216,245)           (1,597,325)
                                              -------------------  -------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........              101,698              659,971            52,528,266                    --
      Realized gains (losses) on sale of
        investments.........................            4,010,481            2,197,984             4,049,459                    --
                                              -------------------  -------------------  --------------------  --------------------
           Net realized gains (losses)......            4,112,179            2,857,955            56,577,725                    --
                                              -------------------  -------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................           41,938,391           14,178,938            61,592,202                    --
                                              -------------------  -------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................           46,050,570           17,036,893           118,169,927                    --
                                              -------------------  -------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $        44,470,831  $        17,362,017  $        113,953,682  $        (1,597,325)
                                              ===================  ===================  ====================  ====================

                                                  FIDELITY VIP         FTVIPT FRANKLIN
                                                    OVERSEAS          INCOME SECURITIES
                                                   SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $             73,625  $        17,606,923
                                              --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges.............................                68,590            3,108,880
      Administrative charges................                    --              695,083
                                              --------------------  -------------------
        Total expenses......................                68,590            3,803,963
                                              --------------------  -------------------
           Net investment income (loss).....                 5,035           13,802,960
                                              --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                20,183                   --
      Realized gains (losses) on sale of
        investments.........................               (8,588)              335,927
                                              --------------------  -------------------
           Net realized gains (losses)......                11,595              335,927
                                              --------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................             1,380,290           18,152,582
                                              --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................             1,391,885           18,488,509
                                              --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          1,396,920  $        32,291,469
                                              ====================  ===================

(a) For the period April 29, 2013 to December 31, 2013.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                 FTVIPT FRANKLIN                                                  FTVIPT TEMPLETON
                                                 SMALL CAP VALUE        FTVIPT MUTUAL       FTVIPT TEMPLETON         GLOBAL BOND
                                                   SECURITIES         SHARES SECURITIES    FOREIGN SECURITIES        SECURITIES
                                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $          1,424,165  $          3,049,245  $          1,970,839  $         11,451,561
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................             1,177,277             1,657,493             1,284,267             2,597,751
      Administrative charges................               270,995               363,180               206,977               601,822
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................             1,448,272             2,020,673             1,491,244             3,199,573
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....              (24,107)             1,028,572               479,595             8,251,988
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........             1,837,932                    --                    --             2,956,639
      Realized gains (losses) on sale of
        investments.........................             1,498,054             1,531,390               527,295              (64,028)
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......             3,335,986             1,531,390               527,295             2,892,611
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................            28,858,586            31,136,595            14,782,128          (10,624,497)
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................            32,194,572            32,667,985            15,309,423           (7,731,886)
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $         32,170,465  $         33,696,557  $         15,789,018  $            520,102
                                              ====================  ====================  ====================  ====================


                                                  INVESCO V.I.          INVESCO V.I.          INVESCO V.I.          INVESCO V.I.
                                               AMERICAN FRANCHISE      AMERICAN VALUE          CORE EQUITY        EQUITY AND INCOME
                                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $                610  $            474,488  $              3,195  $          9,000,063
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................                 2,011               918,743                 3,285             6,577,931
      Administrative charges................                    --               208,813                    --             1,461,723
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................                 2,011             1,127,556                 3,285             8,039,654
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....               (1,401)             (653,068)                  (90)               960,409
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --                    --                    --                    --
      Realized gains (losses) on sale of
        investments.........................                 4,184             1,362,452                11,977             2,646,648
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......                 4,184             1,362,452                11,977             2,646,648
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................                44,589            21,986,708                45,509           115,194,853
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................                48,773            23,349,160                57,486           117,841,501
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $             47,372  $         22,696,092  $             57,396  $        118,801,910
                                              ====================  ====================  ====================  ====================


                                                  INVESCO V.I.          INVESCO V.I.
                                               GLOBAL REAL ESTATE     GROWTH AND INCOME
                                                   SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $          1,116,085  $         4,261,347
                                              --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges.............................               307,333            3,635,879
      Administrative charges................                69,997              813,892
                                              --------------------  -------------------
        Total expenses......................               377,330            4,449,771
                                              --------------------  -------------------
           Net investment income (loss).....               738,755            (188,424)
                                              --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --            2,944,746
      Realized gains (losses) on sale of
        investments.........................               251,182            3,020,114
                                              --------------------  -------------------
           Net realized gains (losses)......               251,182            5,964,860
                                              --------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................             (841,038)           81,951,879
                                              --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................             (589,856)           87,916,739
                                              --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $            148,899  $        87,728,315
                                              ====================  ===================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                                                               LMPVET                LMPVET
                                                 INVESCO V.I.          JANUS ASPEN      CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                             INTERNATIONAL GROWTH    GLOBAL RESEARCH      AGGRESSIVE GROWTH       ALL CAP VALUE
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  -------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................   $         2,742,141  $                73   $           671,833   $         1,655,948
                                             --------------------  -------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................             2,753,046                   52             2,809,619             1,394,363
      Administrative charges...............               625,200                   --               590,305               295,950
                                             --------------------  -------------------  --------------------  --------------------
        Total expenses.....................             3,378,246                   52             3,399,924             1,690,313
                                             --------------------  -------------------  --------------------  --------------------
          Net investment income (loss).....             (636,105)                   21           (2,728,091)              (34,365)
                                             --------------------  -------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --                   --            12,904,072             8,706,055
      Realized gains (losses) on sale of
        investments........................             1,305,822                  120             4,957,428             1,486,711
                                             --------------------  -------------------  --------------------  --------------------
          Net realized gains (losses)......             1,305,822                  120            17,861,500            10,192,766
                                             --------------------  -------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            40,017,340                1,329            71,695,365            20,675,928
                                             --------------------  -------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            41,323,162                1,449            89,556,865            30,868,694
                                             --------------------  -------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........   $        40,687,057  $             1,470   $        86,828,774   $        30,834,329
                                             ====================  ===================  ====================  ====================

                                                    LMPVET                LMPVET                LMPVET                LMPVET
                                             CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                                 APPRECIATION          EQUITY INCOME       LARGE CAP GROWTH       LARGE CAP VALUE
                                                  SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         4,560,501   $         2,745,187   $            23,290    $           103,406
                                             --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................            4,021,644             1,903,271                70,000                 87,700
      Administrative charges...............              879,646               414,431                11,460                 14,558
                                             --------------------  --------------------  --------------------  --------------------
        Total expenses.....................            4,901,290             2,317,702                81,460                102,258
                                             --------------------  --------------------  --------------------  --------------------
          Net investment income (loss).....            (340,789)               427,485              (58,170)                  1,148
                                             --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           12,586,231                    --               491,394                307,920
      Realized gains (losses) on sale of
        investments........................            1,266,391               646,901               254,029                158,693
                                             --------------------  --------------------  --------------------  --------------------
          Net realized gains (losses)......           13,852,622               646,901               745,423                466,613
                                             --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................           72,638,328            33,452,314               710,461              1,056,824
                                             --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           86,490,950            34,099,215             1,455,884              1,523,437
                                             --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        86,150,161   $        34,526,700   $         1,397,714    $         1,524,585
                                             ====================  ====================  ====================  ====================

                                                    LMPVET          LMPVET INVESTMENT
                                             CLEARBRIDGE VARIABLE   COUNSEL VARIABLE
                                               SMALL CAP GROWTH     SOCIAL AWARENESS
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................   $            40,622  $             2,393
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................             1,051,901                3,889
      Administrative charges...............               224,160                  717
                                             --------------------  -------------------
        Total expenses.....................             1,276,061                4,606
                                             --------------------  -------------------
          Net investment income (loss).....           (1,235,439)              (2,213)
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........             7,305,832                   --
      Realized gains (losses) on sale of
        investments........................             1,558,761                8,209
                                             --------------------  -------------------
          Net realized gains (losses)......             8,864,593                8,209
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            24,881,277               39,556
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            33,745,870               47,765
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........   $        32,510,431  $            45,552
                                             ====================  ===================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013



                                                    LMPVET                LMPVET               LMPVET            LMPVIT WESTERN
                                              VARIABLE LIFESTYLE    VARIABLE LIFESTYLE   VARIABLE LIFESTYLE   ASSET VARIABLE GLOBAL
                                                ALLOCATION 50%        ALLOCATION 70%       ALLOCATION 85%        HIGH YIELD BOND
                                                  SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  -------------------  --------------------  ---------------------
INVESTMENT INCOME:
      Dividends............................  $            873,351  $            36,589  $          1,460,852  $         6,179,424
                                             --------------------  -------------------  --------------------  ---------------------
EXPENSES:
      Mortality and expense risk
        charges............................               438,782               35,306               975,746            1,175,968
      Administrative charges...............                98,604                6,498               219,274              249,397
                                             --------------------  -------------------  --------------------  ---------------------
        Total expenses.....................               537,386               41,804             1,195,020            1,425,365
                                             --------------------  -------------------  --------------------  ---------------------
           Net investment income (loss)....               335,965              (5,215)               265,832            4,754,059
                                             --------------------  -------------------  --------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --                   --                    --                   --
      Realized gains (losses) on sale of
        investments........................               294,643              164,204             1,739,917               97,460
                                             --------------------  -------------------  --------------------  ---------------------
           Net realized gains (losses).....               294,643              164,204             1,739,917               97,460
                                             --------------------  -------------------  --------------------  ---------------------
      Change in unrealized gains (losses)
        on investments.....................             4,402,903              307,412            17,385,552            (303,455)
                                             --------------------  -------------------  --------------------  ---------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................             4,697,546              471,616            19,125,469            (205,995)
                                             --------------------  -------------------  --------------------  ---------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          5,033,511  $           466,401  $         19,391,301  $         4,548,064
                                             ====================  ===================  ====================  =====================

                                                                                                                     MIST
                                                                                                               ALLIANCEBERNSTEIN
                                                    MFS VIT              MFS VIT                                GLOBAL DYNAMIC
                                                INVESTORS TRUST       NEW DISCOVERY       MFS VIT RESEARCH        ALLOCATION
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $               254  $                 --  $               188  $         39,779,815
                                             -------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................                  323                   581                  798            36,599,907
      Administrative charges...............                   --                    --                   --             7,790,779
                                             -------------------  --------------------  -------------------  --------------------
        Total expenses.....................                  323                   581                  798            44,390,686
                                             -------------------  --------------------  -------------------  --------------------
           Net investment income (loss)....                 (69)                 (581)                (610)           (4,610,871)
                                             -------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   326                  140            66,116,796
      Realized gains (losses) on sale of
        investments........................                  292                 1,680                  993             6,931,021
                                             -------------------  --------------------  -------------------  --------------------
           Net realized gains (losses).....                  292                 2,006                1,133            73,047,817
                                             -------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................                5,877                12,769               14,560           213,779,983
                                             -------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                6,169                14,775               15,693           286,827,800
                                             -------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $             6,100  $             14,194  $            15,083  $        282,216,929
                                             ===================  ====================  ===================  ====================


                                                MIST AMERICAN         MIST AMERICAN
                                               FUNDS BALANCED         FUNDS GROWTH
                                                 ALLOCATION            ALLOCATION
                                                 SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $        45,063,018  $         16,505,934
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................           42,252,390            21,762,771
      Administrative charges...............            8,199,489             4,137,682
                                             -------------------  --------------------
        Total expenses.....................           50,451,879            25,900,453
                                             -------------------  --------------------
           Net investment income (loss)....          (5,388,861)           (9,394,519)
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........          202,636,315            91,077,385
      Realized gains (losses) on sale of
        investments........................           47,989,589            30,207,659
                                             -------------------  --------------------
           Net realized gains (losses).....          250,625,904           121,285,044
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          260,897,780           233,109,626
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          511,523,684           354,394,670
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       506,134,823  $        345,000,151
                                             ===================  ====================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                                      MIST AMERICAN          MIST AQR           MIST BLACKROCK
                                                 MIST AMERICAN       FUNDS MODERATE         GLOBAL RISK         GLOBAL TACTICAL
                                                 FUNDS GROWTH          ALLOCATION            BALANCED             STRATEGIES
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         2,634,418  $         29,195,296  $        77,169,328  $        71,277,628
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................            7,671,883            22,758,412           43,469,807           61,766,852
      Administrative charges...............            1,480,530             4,420,275            9,245,161           13,128,334
                                             -------------------  --------------------  -------------------  -------------------
        Total expenses.....................            9,152,413            27,178,687           52,714,968           74,895,186
                                             -------------------  --------------------  -------------------  -------------------
          Net investment income (loss).....          (6,517,995)             2,016,609           24,454,360          (3,617,558)
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           29,294,729            96,296,087          143,800,114          115,215,891
      Realized gains (losses) on sale of
        investments........................           26,472,567            23,672,085         (12,389,834)           18,039,686
                                             -------------------  --------------------  -------------------  -------------------
          Net realized gains (losses)......           55,767,296           119,968,172          131,410,280          133,255,577
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           96,031,643            74,888,275        (347,099,092)          311,060,284
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          151,798,939           194,856,447        (215,688,812)          444,315,861
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       145,280,944  $        196,873,056  $     (191,234,452)  $       440,698,303
                                             ===================  ====================  ===================  ===================


                                               MIST BLACKROCK        MIST BLACKROCK        MIST CLARION        MIST CLEARBRIDGE
                                                 HIGH YIELD          LARGE CAP CORE     GLOBAL REAL ESTATE   AGGRESSIVE GROWTH II
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $        18,834,222  $           200,349  $         12,947,679   $           651,867
                                             -------------------  -------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................            3,567,603              231,165             2,622,102             1,400,541
      Administrative charges...............              670,423               38,903               472,278               257,443
                                             -------------------  -------------------  --------------------  --------------------
        Total expenses.....................            4,238,026              270,068             3,094,380             1,657,984
                                             -------------------  -------------------  --------------------  --------------------
          Net investment income (loss).....           14,596,196             (69,719)             9,853,299           (1,006,117)
                                             -------------------  -------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            7,625,640                   --                    --                    --
      Realized gains (losses) on sale of
        investments........................            2,016,699              843,040              (92,999)             5,873,060
                                             -------------------  -------------------  --------------------  --------------------
          Net realized gains (losses)......            9,642,339              843,040              (92,999)             5,873,060
                                             -------------------  -------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          (4,631,091)            3,552,916           (6,455,197)            19,911,595
                                             -------------------  -------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            5,011,248            4,395,956           (6,548,196)            25,784,655
                                             -------------------  -------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        19,607,444  $         4,326,237  $          3,305,103   $        24,778,538
                                             ===================  ===================  ====================  ====================


                                               MIST CLEARBRIDGE    MIST GOLDMAN SACHS
                                               AGGRESSIVE GROWTH      MID CAP VALUE
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           804,033  $          1,444,830
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................            4,918,827             2,210,823
      Administrative charges...............              924,636               407,162
                                             -------------------  --------------------
        Total expenses.....................            5,843,463             2,617,985
                                             -------------------  --------------------
          Net investment income (loss).....          (5,039,430)           (1,173,155)
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --             5,739,462
      Realized gains (losses) on sale of
        investments........................           11,473,473             6,273,913
                                             -------------------  --------------------
          Net realized gains (losses)......           11,473,473            12,013,375
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          123,052,679            31,704,368
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          134,526,152            43,717,743
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       129,486,722  $         42,544,588
                                             ===================  ====================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                    MIST             MIST INVESCO
                                               HARRIS OAKMARK        BALANCED-RISK        MIST INVESCO         MIST INVESCO
                                                INTERNATIONAL         ALLOCATION            COMSTOCK           MID CAP VALUE
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        14,919,166  $                --  $        4,115,774  $         1,107,426
                                             -------------------  -------------------  ------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................            8,192,161            9,997,790           4,825,998            2,046,225
      Administrative charges...............            1,525,990            2,160,902             964,548              375,754
                                             -------------------  -------------------  ------------------  -------------------
        Total expenses.....................            9,718,151           12,158,692           5,790,546            2,421,979
                                             -------------------  -------------------  ------------------  -------------------
          Net investment income (loss).....            5,201,015         (12,158,692)         (1,674,772)          (1,314,553)
                                             -------------------  -------------------  ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --            8,370,113                  --                   --
      Realized gains (losses) on sale of
        investments........................           11,702,177            1,706,902           9,703,108            7,722,920
                                             -------------------  -------------------  ------------------  -------------------
          Net realized gains (losses)......           11,702,177           10,077,015           9,703,108            7,722,920
                                             -------------------  -------------------  ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          134,182,838            4,078,692         101,696,056           30,620,411
                                             -------------------  -------------------  ------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          145,885,015           14,155,707         111,399,164           38,343,331
                                             -------------------  -------------------  ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       151,086,030  $         1,997,015  $      109,724,392  $        37,028,778
                                             ===================  ===================  ==================  ===================

                                                                                          MIST JPMORGAN
                                                MIST INVESCO         MIST JPMORGAN        GLOBAL ACTIVE        MIST JPMORGAN
                                              SMALL CAP GROWTH         CORE BOND           ALLOCATION         SMALL CAP VALUE
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  ------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           622,860  $          920,373  $           402,891  $           180,697
                                             -------------------  ------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................            3,613,388           4,330,629            6,013,719              395,814
      Administrative charges...............              684,045             828,654            1,323,733               65,410
                                             -------------------  ------------------  -------------------  -------------------
        Total expenses.....................            4,297,433           5,159,283            7,337,452              461,224
                                             -------------------  ------------------  -------------------  -------------------
          Net investment income (loss).....          (3,674,573)         (4,238,910)          (6,934,561)            (280,527)
                                             -------------------  ------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           15,858,644           1,446,300            2,377,058                   --
      Realized gains (losses) on sale of
        investments........................            8,726,778          23,440,529               52,966            1,241,336
                                             -------------------  ------------------  -------------------  -------------------
          Net realized gains (losses)......           24,585,422          24,886,829            2,430,024            1,241,336
                                             -------------------  ------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           67,501,884        (36,171,178)           53,369,009            6,048,540
                                             -------------------  ------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           92,087,306        (11,284,349)           55,799,033            7,289,876
                                             -------------------  ------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        88,412,733  $     (15,523,259)  $        48,864,472  $         7,009,349
                                             ===================  ==================  ===================  ===================


                                             MIST LOOMIS SAYLES    MIST LORD ABBETT
                                               GLOBAL MARKETS       BOND DEBENTURE
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $         4,375,048  $       17,189,255
                                             -------------------  ------------------
EXPENSES:
      Mortality and expense risk
        charges............................            2,402,291           3,595,505
      Administrative charges...............              452,881             629,148
                                             -------------------  ------------------
        Total expenses.....................            2,855,172           4,224,653
                                             -------------------  ------------------
          Net investment income (loss).....            1,519,876          12,964,602
                                             -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                  --
      Realized gains (losses) on sale of
        investments........................            5,872,725           4,166,635
                                             -------------------  ------------------
          Net realized gains (losses)......            5,872,725           4,166,635
                                             -------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................           18,236,473         (1,363,498)
                                             -------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           24,109,198           2,803,137
                                             -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        25,629,074  $       15,767,739
                                             ===================  ==================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                     MIST           MIST MET/FRANKLIN
                                                MET/EATON VANCE       LOW DURATION     MIST MET/TEMPLETON      MIST METLIFE
                                                 FLOATING RATE        TOTAL RETURN     INTERNATIONAL BOND   AGGRESSIVE STRATEGY
                                                  SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         2,232,948  $           893,838  $         1,133,225  $         4,474,444
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................              900,105            1,094,957              716,202            8,137,841
      Administrative charges...............              164,980              208,094              140,116            1,499,478
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            1,065,085            1,303,051              856,318            9,637,319
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            1,167,863            (409,213)              276,907          (5,162,875)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              265,827                   --              255,578                   --
      Realized gains (losses) on sale of
        investments........................              105,627               31,429            (156,759)            8,803,988
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......              371,454               31,429               98,819            8,803,988
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            (202,111)              351,282            (752,953)          141,558,132
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              169,343              382,711            (654,134)          150,362,120
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,337,206  $          (26,502)  $         (377,227)  $       145,199,245
                                             ===================  ===================  ===================  ===================


                                                MIST METLIFE          MIST METLIFE         MIST METLIFE         MIST METLIFE
                                                BALANCED PLUS       BALANCED STRATEGY   DEFENSIVE STRATEGY     GROWTH STRATEGY
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $        65,671,911  $       149,909,646  $        65,562,565  $         84,984,230
                                             -------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................           64,042,950           99,177,562           28,901,690            82,512,768
      Administrative charges...............           13,798,627           18,629,342            5,413,398            15,126,933
                                             -------------------  -------------------  -------------------  --------------------
        Total expenses.....................           77,841,577          117,806,904           34,315,088            97,639,701
                                             -------------------  -------------------  -------------------  --------------------
          Net investment income (loss).....         (12,169,666)           32,102,742           31,247,477          (12,655,471)
                                             -------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........          106,085,395                   --           53,092,452                    --
      Realized gains (losses) on sale of
        investments........................            3,300,639           83,827,637           61,751,261            48,996,687
                                             -------------------  -------------------  -------------------  --------------------
          Net realized gains (losses)......          109,386,034           83,827,637          114,843,713            48,996,687
                                             -------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          560,925,735        1,085,370,764            8,150,548         1,250,387,461
                                             -------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          670,311,769        1,169,198,401          122,994,261         1,299,384,148
                                             -------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       658,142,103  $     1,201,301,143  $       154,241,738  $      1,286,728,677
                                             ===================  ===================  ===================  ====================

                                                                      MIST METLIFE
                                                MIST METLIFE           MULTI-INDEX
                                              MODERATE STRATEGY       TARGETED RISK
                                                 SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        84,759,182  $           471,631
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................           47,260,820              956,800
      Administrative charges...............            8,890,601              213,949
                                             -------------------  -------------------
        Total expenses.....................           56,151,421            1,170,749
                                             -------------------  -------------------
          Net investment income (loss).....           28,607,761            (699,118)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            6,497,219            3,615,891
      Realized gains (losses) on sale of
        investments........................           54,428,069                1,196
                                             -------------------  -------------------
          Net realized gains (losses)......           60,925,288            3,617,087
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          327,287,238            7,257,662
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          388,212,526           10,874,749
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       416,820,287  $        10,175,631
                                             ===================  ===================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                                          MIST
                                              MIST MFS EMERGING       MFS RESEARCH     MIST MORGAN STANLEY   MIST OPPENHEIMER
                                               MARKETS EQUITY         INTERNATIONAL      MID CAP GROWTH        GLOBAL EQUITY
                                                 SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $        4,811,505   $         8,275,334  $         1,254,825  $          190,049
                                             -------------------  -------------------  -------------------  ------------------
EXPENSES:
      Mortality and expense risk
        charges............................           5,795,261             4,320,197            2,442,024             579,669
      Administrative charges...............           1,119,941               773,166              509,321             133,512
                                             -------------------  -------------------  -------------------  ------------------
        Total expenses.....................           6,915,202             5,093,363            2,951,345             713,181
                                             -------------------  -------------------  -------------------  ------------------
          Net investment income (loss).....         (2,103,697)             3,181,971          (1,696,520)           (523,132)
                                             -------------------  -------------------  -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                  --                    --                   --                  --
      Realized gains (losses) on sale of
        investments........................           1,835,792               522,322            2,455,142             471,553
                                             -------------------  -------------------  -------------------  ------------------
          Net realized gains (losses)......           1,835,792               522,322            2,455,142             471,553
                                             -------------------  -------------------  -------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................        (28,154,915)            47,772,611           64,718,433          11,622,690
                                             -------------------  -------------------  -------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................        (26,319,123)            48,294,933           67,173,575          12,094,243
                                             -------------------  -------------------  -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $     (28,422,820)   $        51,476,904  $        65,477,055  $       11,571,111
                                             ===================  ===================  ===================  ==================

                                                    MIST
                                               PIMCO INFLATION        MIST PIMCO             MIST              MIST PIONEER
                                               PROTECTED BOND        TOTAL RETURN        PIONEER FUND        STRATEGIC INCOME
                                                 SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                             ------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $       20,321,139  $        90,299,548  $         8,345,878  $        42,197,941
                                             ------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................          12,353,026           27,924,331            3,001,470            9,905,068
      Administrative charges...............           2,311,558            5,148,777              661,711            2,187,565
                                             ------------------  -------------------  -------------------  -------------------
        Total expenses.....................          14,664,584           33,073,108            3,663,181           12,092,633
                                             ------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....           5,656,555           57,226,440            4,682,697           30,105,308
                                             ------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........          54,275,448           41,946,555                   --            2,413,486
      Realized gains (losses) on sale of
        investments........................         (9,555,213)              338,113            4,614,621              934,646
                                             ------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......          44,720,235           42,284,668            4,614,621            3,348,132
                                             ------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................       (156,230,192)        (175,186,613)           61,555,660         (32,752,219)
                                             ------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................       (111,509,957)        (132,901,945)           66,170,281         (29,404,087)
                                             ------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $    (105,853,402)  $      (75,675,505)  $        70,852,978  $           701,221
                                             ==================  ===================  ===================  ===================


                                                MIST PYRAMIS         MIST PYRAMIS
                                              GOVERNMENT INCOME      MANAGED RISK
                                                 SUB-ACCOUNT        SUB-ACCOUNT (a)
                                             -------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $        13,071,961  $          598,784
                                             -------------------  ------------------
EXPENSES:
      Mortality and expense risk
        charges............................            9,769,937             286,383
      Administrative charges...............            2,114,851              60,668
                                             -------------------  ------------------
        Total expenses.....................           11,884,788             347,051
                                             -------------------  ------------------
          Net investment income (loss).....            1,187,173             251,733
                                             -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            8,128,079           1,341,853
      Realized gains (losses) on sale of
        investments........................          (5,369,602)            (10,897)
                                             -------------------  ------------------
          Net realized gains (losses)......            2,758,477           1,330,956
                                             -------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................         (56,847,411)           1,889,489
                                             -------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (54,088,934)           3,220,445
                                             -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (52,901,761)  $        3,472,178
                                             ===================  ==================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                MIST SCHRODERS       MIST SSGA GROWTH         MIST SSGA        MIST T. ROWE PRICE
                                              GLOBAL MULTI-ASSET      AND INCOME ETF         GROWTH ETF          LARGE CAP VALUE
                                                  SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $             27,512  $        38,910,462  $         10,135,199  $         9,703,207
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................             3,965,836           19,625,254             6,213,087            8,330,375
      Administrative charges...............               856,921            3,878,354             1,204,388            1,098,308
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................             4,822,757           23,503,608             7,417,475            9,428,683
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....           (4,795,245)           15,406,854             2,717,724              274,524
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........             1,183,030           36,548,485            17,541,690                   --
      Realized gains (losses) on sale of
        investments........................               896,710           20,251,017             7,845,129           12,380,070
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....             2,079,740           56,799,502            25,386,819           12,380,070
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            31,029,531           92,923,301            44,458,197          154,938,541
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            33,109,271          149,722,803            69,845,016          167,318,611
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         28,314,026  $       165,129,657  $         72,562,740  $       167,593,135
                                             ====================  ===================  ====================  ===================

                                              MIST T. ROWE PRICE    MIST THIRD AVENUE    MSF BAILLIE GIFFORD      MSF BARCLAYS
                                                MID CAP GROWTH       SMALL CAP VALUE     INTERNATIONAL STOCK  AGGREGATE BOND INDEX
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         1,085,760  $          3,116,142  $            35,486   $          5,044,056
                                             -------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................            6,995,212             4,315,721            2,684,850              1,989,879
      Administrative charges...............            1,307,457               772,929              516,484                370,173
                                             -------------------  --------------------  --------------------  --------------------
        Total expenses.....................            8,302,669             5,088,650            3,201,334              2,360,052
                                             -------------------  --------------------  --------------------  --------------------
           Net investment income (loss)....          (7,216,909)           (1,972,508)          (3,165,848)              2,684,004
                                             -------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           27,440,112                    --                   --                     --
      Realized gains (losses) on sale of
        investments........................           16,686,809            14,422,998            1,385,436              (145,067)
                                             -------------------  --------------------  --------------------  --------------------
           Net realized gains (losses).....           44,126,921            14,422,998            1,385,436              (145,067)
                                             -------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          116,792,789            71,078,415           31,198,214            (8,883,122)
                                             -------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          160,919,710            85,501,413           32,583,650            (9,028,189)
                                             -------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       153,702,801  $         83,528,905  $        29,417,802   $        (6,344,185)
                                             ===================  ====================  ====================  ====================

                                                 MSF BLACKROCK        MSF BLACKROCK
                                                  BOND INCOME     CAPITAL APPRECIATION
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         2,225,070  $            106,239
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................              836,982               189,165
      Administrative charges...............              131,860                29,512
                                             -------------------  --------------------
        Total expenses.....................              968,842               218,677
                                             -------------------  --------------------
           Net investment income (loss)....            1,256,228             (112,438)
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            1,413,627                    --
      Realized gains (losses) on sale of
        investments........................              102,228               691,188
                                             -------------------  --------------------
           Net realized gains (losses).....            1,515,855               691,188
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          (4,322,733)             3,229,055
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (2,806,878)             3,920,243
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (1,550,650)  $          3,807,805
                                             ===================  ====================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013



                                                 MSF BLACKROCK       MSF BLACKROCK           MSF DAVIS          MSF FRONTIER
                                                LARGE CAP VALUE      MONEY MARKET          VENTURE VALUE       MID CAP GROWTH
                                                  SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT (a)
                                             -------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $            47,745  $                --  $         7,934,120  $                 --
                                             -------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................               45,976            6,753,002            8,428,727               758,287
      Administrative charges...............                   --            1,259,595            1,529,806               139,504
                                             -------------------  -------------------  -------------------  --------------------
        Total expenses.....................               45,976            8,012,597            9,958,533               897,791
                                             -------------------  -------------------  -------------------  --------------------
           Net investment income (loss)....                1,769          (8,012,597)          (2,024,413)             (897,791)
                                             -------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              184,594                   --           10,467,525                    --
      Realized gains (losses) on sale of
        investments........................               11,833                   --           30,055,792             1,222,819
                                             -------------------  -------------------  -------------------  --------------------
           Net realized gains (losses).....              196,427                   --           40,523,317             1,222,819
                                             -------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................              706,190                   --          130,538,788            14,503,587
                                             -------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              902,617                   --          171,062,105            15,726,406
                                             -------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           904,386  $       (8,012,597)  $       169,037,692  $         14,828,615
                                             ===================  ===================  ===================  ====================


                                                      MSF          MSF LOOMIS SAYLES     MSF LOOMIS SAYLES     MSF MET/ARTISAN
                                                JENNISON GROWTH     SMALL CAP CORE       SMALL CAP GROWTH       MID CAP VALUE
                                                  SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         1,077,074  $            30,285  $                --  $          1,930,028
                                             -------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................            7,117,305              197,320                1,128             3,423,728
      Administrative charges...............            1,294,771               33,017                  283               587,956
                                             -------------------  -------------------  -------------------  --------------------
        Total expenses.....................            8,412,076              230,337                1,411             4,011,684
                                             -------------------  -------------------  -------------------  --------------------
           Net investment income (loss)....          (7,335,002)            (200,052)              (1,411)           (2,081,656)
                                             -------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            5,112,106            1,002,384                   --                    --
      Realized gains (losses) on sale of
        investments........................           15,187,756              980,613               10,812             2,704,503
                                             -------------------  -------------------  -------------------  --------------------
           Net realized gains (losses).....           20,299,862            1,982,997               10,812             2,704,503
                                             -------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          145,943,839            2,464,698               37,804            71,939,639
                                             -------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          166,243,701            4,447,695               48,616            74,644,142
                                             -------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       158,908,699  $         4,247,643  $            47,205  $         72,562,486
                                             ===================  ===================  ===================  ====================

                                             MSF MET/DIMENSIONAL       MSF METLIFE
                                             INTERNATIONAL SMALL      CONSERVATIVE
                                                   COMPANY             ALLOCATION
                                                 SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         1,008,312  $           279,202
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................              786,753              132,606
      Administrative charges...............              146,029               22,998
                                             -------------------  -------------------
        Total expenses.....................              932,782              155,604
                                             -------------------  -------------------
           Net investment income (loss)....               75,530              123,598
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            1,576,427               45,703
      Realized gains (losses) on sale of
        investments........................              477,444              278,592
                                             -------------------  -------------------
           Net realized gains (losses).....            2,053,871              324,295
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           11,472,763            (227,599)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           13,526,634               96,696
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        13,602,164  $           220,294
                                             ===================  ===================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                  MSF METLIFE                                                      MSF METLIFE
                                                CONSERVATIVE TO        MSF METLIFE           MSF METLIFE           MODERATE TO
                                              MODERATE ALLOCATION  MID CAP STOCK INDEX   MODERATE ALLOCATION  AGGRESSIVE ALLOCATION
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  -------------------  --------------------  ---------------------
INVESTMENT INCOME:
      Dividends............................  $            192,977  $         1,146,951  $            854,751   $           798,260
                                             --------------------  -------------------  --------------------  ---------------------
EXPENSES:
      Mortality and expense risk
        charges............................               113,772            1,500,758               636,285               809,065
      Administrative charges...............                19,027              212,206               107,040               136,956
                                             --------------------  -------------------  --------------------  ---------------------
        Total expenses.....................               132,799            1,712,964               743,325               946,021
                                             --------------------  -------------------  --------------------  ---------------------
           Net investment income (loss)....                60,178            (566,013)               111,426             (147,761)
                                             --------------------  -------------------  --------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                79,641            3,264,955               348,738                    --
      Realized gains (losses) on sale of
        investments........................               126,022            3,699,798               670,193               927,158
                                             --------------------  -------------------  --------------------  ---------------------
           Net realized gains (losses).....               205,663            6,964,753             1,018,931               927,158
                                             --------------------  -------------------  --------------------  ---------------------
      Change in unrealized gains (losses)
        on investments.....................               395,866           23,599,476             5,244,250            10,180,246
                                             --------------------  -------------------  --------------------  ---------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................               601,529           30,564,229             6,263,181            11,107,404
                                             --------------------  -------------------  --------------------  ---------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            661,707  $        29,998,216  $          6,374,607   $        10,959,643
                                             ====================  ===================  ====================  =====================


                                                  MSF METLIFE              MSF                  MSF                MSF MSCI
                                                  STOCK INDEX       MFS TOTAL RETURN         MFS VALUE            EAFE INDEX
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         8,570,152  $            938,479  $         1,008,807  $          2,867,071
                                             -------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................            7,336,639               565,222            2,492,653             1,277,623
      Administrative charges...............            1,106,897                75,767              436,300               200,820
                                             -------------------  --------------------  -------------------  --------------------
        Total expenses.....................            8,443,536               640,989            2,928,953             1,478,443
                                             -------------------  --------------------  -------------------  --------------------
           Net investment income (loss)....              126,616               297,490          (1,920,146)             1,388,628
                                             -------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            7,693,711                    --            1,722,437                    --
      Realized gains (losses) on sale of
        investments........................           15,797,044               439,651            3,468,253             1,008,944
                                             -------------------  --------------------  -------------------  --------------------
           Net realized gains (losses).....           23,490,755               439,651            5,190,690             1,008,944
                                             -------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          106,939,595             5,520,960           43,048,658            15,456,919
                                             -------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          130,430,350             5,960,611           48,239,348            16,465,863
                                             -------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       130,556,966  $          6,258,101  $        46,319,202  $         17,854,491
                                             ===================  ====================  ===================  ====================


                                                MSF NEUBERGER              MSF
                                               BERMAN GENESIS      RUSSELL 2000 INDEX
                                                 SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           108,234  $         1,470,662
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................            1,557,555            1,497,893
      Administrative charges...............              252,687              252,496
                                             -------------------  -------------------
        Total expenses.....................            1,810,242            1,750,389
                                             -------------------  -------------------
           Net investment income (loss)....          (1,702,008)            (279,727)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --
      Realized gains (losses) on sale of
        investments........................            2,307,614            2,980,519
                                             -------------------  -------------------
           Net realized gains (losses).....            2,307,614            2,980,519
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           36,584,374           32,072,788
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           38,891,988           35,053,307
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        37,189,980  $        34,773,580
                                             ===================  ===================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                                                             MSF VAN ECK       MSF WESTERN ASSET
                                               MSF T. ROWE PRICE    MSF T. ROWE PRICE      GLOBAL NATURAL         MANAGEMENT
                                               LARGE CAP GROWTH     SMALL CAP GROWTH          RESOURCES         U.S. GOVERNMENT
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $              1,258  $            19,657  $           747,749  $          5,946,946
                                             --------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................             1,153,862              125,872            1,458,759             3,638,967
      Administrative charges...............               208,703               12,195              281,714               760,986
                                             --------------------  -------------------  -------------------  --------------------
        Total expenses.....................             1,362,565              138,067            1,740,473             4,399,953
                                             --------------------  -------------------  -------------------  --------------------
           Net investment income (loss)....           (1,361,307)            (118,410)            (992,724)             1,546,993
                                             --------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --              476,803                   --                    --
      Realized gains (losses) on sale of
        investments........................             1,274,164              713,962          (2,668,683)                12,769
                                             --------------------  -------------------  -------------------  --------------------
           Net realized gains (losses).....             1,274,164            1,190,765          (2,668,683)                12,769
                                             --------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            29,734,972            2,047,671           13,797,608           (8,825,000)
                                             --------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            31,009,136            3,238,436           11,128,925           (8,812,231)
                                             --------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         29,647,829  $         3,120,026  $        10,136,201  $        (7,265,238)
                                             ====================  ===================  ===================  ====================

                                                                                           OPPENHEIMER VA
                                                   NEUBERGER         OPPENHEIMER VA       GLOBAL STRATEGIC      OPPENHEIMER VA
                                                BERMAN GENESIS          CORE BOND              INCOME             MAIN STREET
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                 30  $               459  $                226  $             1,023
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................                    83                  124                    62                1,303
      Administrative charges...............                    --                   --                    --                   --
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................                    83                  124                    62                1,303
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....                  (53)                  335                   164                (280)
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   714                   --                    --                   --
      Realized gains (losses) on sale of
        investments........................                    35                (126)                     8                1,403
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....                   749                (126)                     8                1,403
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................                 2,197                (342)                 (240)               23,373
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                 2,946                (468)                 (232)               24,776
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $              2,893  $             (133)  $               (68)  $            24,496
                                             ====================  ===================  ====================  ===================

                                                OPPENHEIMER VA
                                                  MAIN STREET        OPPENHEIMER VA
                                                   SMALL CAP              MONEY
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           782,829  $                  1
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................            1,229,635                   103
      Administrative charges...............              278,491                    --
                                             -------------------  --------------------
        Total expenses.....................            1,508,126                   103
                                             -------------------  --------------------
           Net investment income (loss)....            (725,297)                 (102)
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            1,350,984                    --
      Realized gains (losses) on sale of
        investments........................            4,979,504                    --
                                             -------------------  --------------------
           Net realized gains (losses).....            6,330,488                    --
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................           30,298,071                    --
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           36,628,559                    --
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        35,903,262  $              (102)
                                             ===================  ====================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                   PIONEER VCT           PIONEER VCT           PIONEER VCT
                                                DISCIPLINED VALUE     EMERGING MARKETS        EQUITY INCOME
                                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $             33,900  $              6,728  $             13,722
                                              --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................                26,992                 9,857                 8,766
      Administrative charges................                 5,310                 1,825                 1,488
                                              --------------------  --------------------  --------------------
        Total expenses......................                32,302                11,682                10,254
                                              --------------------  --------------------  --------------------
           Net investment income (loss).....                 1,598               (4,954)                 3,468
                                              --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                92,595                    --                    --
      Realized gains (losses) on sale of
        investments.........................               192,052                 (140)                17,885
                                              --------------------  --------------------  --------------------
           Net realized gains (losses)......               284,647                 (140)                17,885
                                              --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................               226,657              (21,981)               119,241
                                              --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................               511,304              (22,121)               137,126
                                              --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $            512,902  $           (27,075)  $            140,594
                                              ====================  ====================  ====================

                                              PIONEER VCT IBBOTSON   PIONEER VCT IBBOTSON       PIONEER VCT
                                                GROWTH ALLOCATION     MODERATE ALLOCATION      MID CAP VALUE
                                                   SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                              ---------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $            347,071   $            683,149  $            485,690
                                              ---------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................               275,205                380,909               744,843
      Administrative charges................                49,137                 73,997               163,063
                                              ---------------------  --------------------  --------------------
        Total expenses......................               324,342                454,906               907,906
                                              ---------------------  --------------------  --------------------
           Net investment income (loss).....                22,729                228,243             (422,216)
                                              ---------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --                     --                    --
      Realized gains (losses) on sale of
        investments.........................               774,226                856,488               856,609
                                              ---------------------  --------------------  --------------------
           Net realized gains (losses)......               774,226                856,488               856,609
                                              ---------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................             2,367,042              2,920,605            16,961,029
                                              ---------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................             3,141,268              3,777,093            17,817,638
                                              ---------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          3,163,997   $          4,005,336  $         17,395,422
                                              =====================  ====================  ====================

                                                   PIONEER VCT          T. ROWE PRICE         T. ROWE PRICE         T. ROWE PRICE
                                               REAL ESTATE SHARES       GROWTH STOCK       INTERNATIONAL STOCK      PRIME RESERVE
                                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $              5,332  $              3,193  $              6,278  $                 90
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................                 3,363                64,013                 5,775                 6,429
      Administrative charges................                   610                    --                    --                    --
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................                 3,973                64,013                 5,775                 6,429
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....                 1,359              (60,820)                   503               (6,339)
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                11,293                    --                    --                    --
      Realized gains (losses) on sale of
        investments.........................                 6,764               357,589                10,324                    --
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......                18,057               357,589                10,324                    --
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................              (19,131)             2,047,793                71,247                    --
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................               (1,074)             2,405,382                81,571                    --
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $                285  $          2,344,562  $             82,074  $            (6,339)
                                              ====================  ====================  ====================  ====================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                                                                                UIF U.S. REAL ESTATE
                                                                                                                     SUB-ACCOUNT
                                                                                                                --------------------
INVESTMENT INCOME:
      Dividends..............................................................................................   $          1,095,338
                                                                                                                --------------------
EXPENSES:
      Mortality and expense risk
         charges.............................................................................................              1,166,803
      Administrative charges.................................................................................                251,502
                                                                                                                --------------------
         Total expenses......................................................................................              1,418,305
                                                                                                                --------------------
           Net investment income (loss)......................................................................              (322,967)
                                                                                                                --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................................................................                     --
      Realized gains (losses) on sale of
         investments.........................................................................................               (34,211)
                                                                                                                --------------------
           Net realized gains (losses).......................................................................               (34,211)
                                                                                                                --------------------
      Change in unrealized gains (losses)
         on investments......................................................................................                392,749
                                                                                                                --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................................................................................                358,538
                                                                                                                --------------------
      Net increase (decrease) in net assets
         resulting from operations...........................................................................   $             35,571
                                                                                                                ====================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012



                                         ALGER SMALL CAP GROWTH                 AMERICAN FUNDS BOND
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013              2012              2013              2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (795,350)  $      (722,308)  $        718,730  $      1,653,836
   Net realized gains (losses)....         8,468,060        11,906,761         1,750,573           253,909
   Change in unrealized gains
     (losses) on investments......         8,688,799       (5,650,965)       (7,601,790)         2,948,249
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        16,361,509         5,533,488       (5,132,487)         4,855,994
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,617,076         1,749,806        11,875,043        21,553,499
   Net transfers (including fixed
     account).....................       (2,035,008)       (2,146,454)        11,294,017         6,190,229
   Contract charges...............           (8,421)           (8,644)       (1,263,411)       (1,049,405)
   Transfers for contract benefits
     and terminations.............       (4,789,042)       (4,042,118)       (9,827,827)       (9,034,568)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (5,215,395)       (4,447,410)        12,077,822        17,659,755
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        11,146,114         1,086,078         6,945,335        22,515,749
NET ASSETS:
   Beginning of year..............        52,626,085        51,540,007       139,213,016       116,697,267
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     63,772,199  $     52,626,085  $    146,158,351  $    139,213,016
                                    ================  ================  ================  ================

                                                                                   AMERICAN FUNDS
                                       AMERICAN FUNDS GLOBAL GROWTH          GLOBAL SMALL CAPITALIZATION
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                           2013              2012              2013              2012
                                     ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...   $      (526,928)  $    (1,236,453)  $      (549,405)  $        (8,448)
   Net realized gains (losses)....          3,982,592           425,004         1,957,425         (334,212)
   Change in unrealized gains
     (losses) on investments......         65,109,148        43,480,973        25,083,432        13,744,703
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         68,564,812        42,669,524        26,491,452        13,402,043
                                     ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         23,766,765        31,342,210        10,382,354        12,386,247
   Net transfers (including fixed
     account).....................        (8,540,368)       (1,972,607)       (3,851,967)         1,926,520
   Contract charges...............        (2,337,645)       (1,839,723)         (874,487)         (658,312)
   Transfers for contract benefits
     and terminations.............       (17,922,689)      (19,364,261)       (6,349,695)       (5,472,040)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        (5,033,937)         8,165,619         (693,795)         8,182,415
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         63,530,875        50,835,143        25,797,657        21,584,458
NET ASSETS:
   Beginning of year..............        251,295,328       200,460,185        98,386,346        76,801,888
                                     ----------------  ----------------  ----------------  ----------------
   End of year....................   $    314,826,203  $    251,295,328  $    124,184,003  $     98,386,346
                                     ================  ================  ================  ================


                                           AMERICAN FUNDS GROWTH          AMERICAN FUNDS GROWTH-INCOME
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013              2012              2013              2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (4,016,566)  $    (4,250,325)  $      (469,223)  $        406,074
   Net realized gains (losses)....        16,990,100         1,880,290         6,900,940           800,760
   Change in unrealized gains
     (losses) on investments......       182,361,798        97,631,196        89,831,743        41,809,198
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       195,335,332        95,261,161        96,263,460        43,016,032
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        48,884,879        88,690,008        21,737,754        34,344,085
   Net transfers (including fixed
     account).....................      (28,227,693)      (11,631,864)      (13,953,890)       (9,765,377)
   Contract charges...............       (6,793,715)       (5,467,039)       (2,765,946)       (2,277,742)
   Transfers for contract benefits
     and terminations.............      (49,304,587)      (47,623,908)      (25,784,839)      (24,882,456)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (35,441,116)        23,967,197      (20,766,921)       (2,581,490)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       159,894,216       119,228,358        75,496,539        40,434,542
NET ASSETS:
   Beginning of year..............       696,665,988       577,437,630       312,823,451       272,388,909
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    856,560,204  $    696,665,988  $    388,319,990  $    312,823,451
                                    ================  ================  ================  ================


                                            DWS I INTERNATIONAL
                                                SUB-ACCOUNT
                                    -----------------------------------
                                           2013              2012
                                     ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...   $        689,035  $        135,664
   Net realized gains (losses)....          (490,812)         (950,927)
   Change in unrealized gains
     (losses) on investments......          2,799,643         3,633,463
                                     ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............          2,997,866         2,818,200
                                     ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            653,441           815,123
   Net transfers (including fixed
     account).....................          (612,834)         (890,959)
   Contract charges...............            (1,860)           (2,073)
   Transfers for contract benefits
     and terminations.............        (1,377,035)       (1,466,360)
                                     ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        (1,338,288)       (1,544,269)
                                     ----------------  ----------------
     Net increase (decrease)
       in net assets..............          1,659,578         1,273,931
NET ASSETS:
   Beginning of year..............         16,933,216        15,659,285
                                     ----------------  ----------------
   End of year....................   $     18,592,794  $     16,933,216
                                     ================  ================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                         FEDERATED HIGH INCOME BOND               FEDERATED KAUFMAN
                                                 SUB-ACCOUNT                         SUB-ACCOUNT
                                     ----------------------------------  -----------------------------------
                                           2013              2012              2013               2012
                                     ----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $          1,375  $          2,033  $          (544)  $           (620)
   Net realized gains (losses).....                --             (596)             3,616              3,375
   Change in unrealized gains
     (losses) on investments.......               (4)             1,882             9,524              5,499
                                     ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............             1,371             3,319            12,596              8,254
                                     ----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                --                --                --                 --
   Net transfers (including fixed
     account)......................                --                --                --                 --
   Contract charges................                --                --                --                 --
   Transfers for contract benefits
     and terminations..............             (113)           (8,983)           (1,113)           (33,284)
                                     ----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......             (113)           (8,983)           (1,113)           (33,284)
                                     ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............             1,258           (5,664)            11,483           (25,030)
NET ASSETS:
   Beginning of year...............            24,908            30,572            33,424             58,454
                                     ----------------  ----------------  ----------------  -----------------
   End of year.....................  $         26,166  $         24,908  $         44,907  $          33,424
                                     ================  ================  ================  =================

                                         FIDELITY VIP ASSET MANAGER             FIDELITY VIP CONTRAFUND
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2013               2012              2013               2012
                                     ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        166,950  $         116,307  $    (1,697,392)  $         (6,154)
   Net realized gains (losses).....           806,245            304,655        11,601,258          2,083,421
   Change in unrealized gains
     (losses) on investments.......        10,480,801          8,735,876       130,225,189         56,443,738
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        11,453,996          9,156,838       140,129,055         58,521,005
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         1,646,197          2,107,703        46,614,319         63,383,760
   Net transfers (including fixed
     account)......................       (2,338,518)        (3,535,616)       (6,126,568)        (8,285,062)
   Contract charges................          (12,381)           (13,367)       (2,923,183)        (2,022,747)
   Transfers for contract benefits
     and terminations..............       (8,115,163)        (9,146,543)      (36,834,423)       (29,010,195)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (8,819,865)       (10,587,823)           730,145         24,065,756
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............         2,634,131        (1,430,985)       140,859,200         82,586,761
NET ASSETS:
   Beginning of year...............        85,640,352         87,071,337       471,113,726        388,526,965
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $     88,274,483  $      85,640,352  $    611,972,926  $     471,113,726
                                     ================  =================  ================  =================

                                         FIDELITY VIP EQUITY-INCOME          FIDELITY VIP FUNDSMANAGER 50%
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2013               2012              2013             2012 (a)
                                     ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         58,439  $          88,287  $    (5,248,600)  $       3,619,602
   Net realized gains (losses).....           367,626            240,155        10,771,735          1,127,805
   Change in unrealized gains
     (losses) on investments.......           916,971            493,771       141,257,707          (985,620)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         1,343,036            822,213       146,780,842          3,761,787
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            24,011             21,089                --            381,250
   Net transfers (including fixed
     account)......................          (72,869)          (148,657)     1,474,414,428        440,849,283
   Contract charges................                --                 --                --                 --
   Transfers for contract benefits
     and terminations..............         (862,819)          (661,322)      (31,224,567)        (1,169,235)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......         (911,677)          (788,890)     1,443,189,861        440,061,298
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............           431,359             33,323     1,589,970,703        443,823,085
NET ASSETS:
   Beginning of year...............         5,523,241          5,489,918       443,823,085                 --
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $      5,954,600  $       5,523,241  $  2,033,793,788  $     443,823,085
                                     ================  =================  ================  =================

                                        FIDELITY VIP FUNDSMANAGER 60%
                                                 SUB-ACCOUNT
                                     ----------------------------------
                                           2013              2012
                                     ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $   (31,238,110)  $   (14,844,402)
   Net realized gains (losses).....       171,159,819        16,912,548
   Change in unrealized gains
     (losses) on investments.......       435,136,185       273,609,789
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       575,057,894       275,677,935
                                     ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         5,496,546           660,878
   Net transfers (including fixed
     account)......................                --       846,845,524
   Contract charges................                --                --
   Transfers for contract benefits
     and terminations..............     (145,663,704)     (118,152,514)
                                     ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......     (140,167,158)       729,353,888
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets..............       434,890,736     1,005,031,823
NET ASSETS:
   Beginning of year...............     3,596,633,088     2,591,601,265
                                     ----------------  ----------------
   End of year.....................  $  4,031,523,824  $  3,596,633,088
                                     ================  ================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012



                                             FIDELITY VIP GROWTH                 FIDELITY VIP INDEX 500
                                                 SUB-ACCOUNT                           SUB-ACCOUNT
                                     ------------------------------------  -----------------------------------
                                           2013               2012               2013               2012
                                     -----------------  -----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (1,579,739)  $     (1,080,859)  $         325,124  $        419,770
   Net realized gains (losses).....          4,112,179          1,666,126          2,857,955         1,679,198
   Change in unrealized gains
     (losses) on investments.......         41,938,391         16,522,108         14,178,938         6,239,811
                                     -----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         44,470,831         17,107,375         17,362,017         8,338,779
                                     -----------------  -----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          3,349,924          4,112,950                 --                --
   Net transfers (including fixed
     account)......................        (5,049,310)        (4,169,183)        (2,603,865)       (1,951,671)
   Contract charges................           (22,025)           (23,334)           (23,942)          (24,093)
   Transfers for contract benefits
     and terminations..............       (13,580,293)       (12,203,205)        (6,041,583)       (5,440,312)
                                     -----------------  -----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (15,301,704)       (12,282,772)        (8,669,390)       (7,416,076)
                                     -----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............         29,169,127          4,824,603          8,692,627           922,703
NET ASSETS:
   Beginning of year...............        136,799,312        131,974,709         60,984,620        60,061,917
                                     -----------------  -----------------  -----------------  ----------------
   End of year.....................  $     165,968,439  $     136,799,312  $      69,677,247  $     60,984,620
                                     =================  =================  =================  ================


                                            FIDELITY VIP MID CAP                 FIDELITY VIP MONEY MARKET
                                                 SUB-ACCOUNT                            SUB-ACCOUNT
                                     -----------------------------------  --------------------------------------
                                           2013               2012               2013                2012
                                     ----------------  -----------------  ------------------  ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $    (4,216,245)  $     (2,734,101)   $     (1,597,325)   $     (1,393,275)
   Net realized gains (losses).....        56,577,725         26,034,787                  --                  --
   Change in unrealized gains
     (losses) on investments.......        61,592,202          9,833,446                  --                  --
                                     ----------------  -----------------  ------------------  ------------------
     Net increase (decrease)
        in net assets resulting
        from operations............       113,953,682         33,134,132         (1,597,325)         (1,393,275)
                                     ----------------  -----------------  ------------------  ------------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        45,946,288         64,821,528       1,482,045,626       1,295,167,554
   Net transfers (including fixed
     account)......................      (13,593,184)          8,880,545     (1,474,484,969)     (1,289,660,954)
   Contract charges................       (3,645,078)        (2,508,522)             (3,153)             (3,912)
   Transfers for contract benefits
     and terminations..............      (20,912,658)       (17,196,292)         (3,464,232)         (3,518,646)
                                     ----------------  -----------------  ------------------  ------------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......         7,795,368         53,997,259           4,093,272           1,984,042
                                     ----------------  -----------------  ------------------  ------------------
     Net increase (decrease)
        in net assets..............       121,749,050         87,131,391           2,495,947             590,767
NET ASSETS:
   Beginning of year...............       324,832,892        237,701,501          73,659,399          73,068,632
                                     ----------------  -----------------  ------------------  ------------------
   End of year.....................  $    446,581,942  $     324,832,892   $      76,155,346   $      73,659,399
                                     ================  =================  ==================  ==================


                                            FIDELITY VIP OVERSEAS          FTVIPT FRANKLIN INCOME SECURITIES
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     ----------------------------------  ------------------------------------
                                           2013              2012               2013               2012
                                     ----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $          5,035  $         35,712  $      13,802,960  $      11,781,681
   Net realized gains (losses).....            11,595          (91,435)            335,927          (143,328)
   Change in unrealized gains
     (losses) on investments.......         1,380,290           930,242         18,152,582         12,601,025
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         1,396,920           874,519         32,291,469         24,239,378
                                     ----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            83,529            98,285         24,164,029         38,977,808
   Net transfers (including fixed
     account)......................         (260,389)           (2,174)         10,135,357          6,367,446
   Contract charges................              (46)              (60)        (2,217,562)        (1,667,113)
   Transfers for contract benefits
     and terminations..............         (535,530)         (393,725)       (19,716,164)       (21,364,327)
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......         (712,436)         (297,674)         12,365,660         22,313,814
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............           684,484           576,845         44,657,129         46,553,192
NET ASSETS:
   Beginning of year...............         5,241,037         4,664,192        253,164,341        206,611,149
                                     ----------------  ----------------  -----------------  -----------------
   End of year.....................  $      5,925,521  $      5,241,037  $     297,821,470  $     253,164,341
                                     ================  ================  =================  =================

                                               FTVIPT FRANKLIN
                                         SMALL CAP VALUE SECURITIES
                                                 SUB-ACCOUNT
                                     ----------------------------------
                                           2013              2012
                                     ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       (24,107)  $      (382,615)
   Net realized gains (losses).....         3,335,986            82,294
   Change in unrealized gains
     (losses) on investments.......        28,858,586        11,355,727
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        32,170,465        11,055,406
                                     ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        18,861,799        26,752,367
   Net transfers (including fixed
     account)......................       (3,726,532)           831,747
   Contract charges................       (1,067,656)         (582,013)
   Transfers for contract benefits
     and terminations..............       (4,485,166)       (2,467,131)
                                     ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......         9,582,445        24,534,970
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets..............        41,752,910        35,590,376
NET ASSETS:
   Beginning of year...............        86,296,073        50,705,697
                                     ----------------  ----------------
   End of year.....................  $    128,048,983  $     86,296,073
                                     ================  ================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                                                                          FTVIPT
                                         FTVIPT MUTUAL SHARES SECURITIES       TEMPLETON FOREIGN SECURITIES
                                                   SUB-ACCOUNT                          SUB-ACCOUNT
                                      ------------------------------------  ------------------------------------
                                             2013               2012              2013               2012
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       1,028,572  $         828,209  $         479,595  $         905,498
   Net realized gains (losses)......          1,531,390          (351,542)            527,295          (666,651)
   Change in unrealized gains
     (losses) on investments........         31,136,595         14,415,530         14,782,128         11,238,272
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         33,696,557         14,892,197         15,789,018         11,477,119
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          7,934,359         13,759,082          1,244,169          6,029,850
   Net transfers (including fixed
     account).......................        (3,863,825)        (3,146,458)        (3,114,726)            396,235
   Contract charges.................        (1,093,363)          (879,739)          (910,114)          (813,888)
   Transfers for contract benefits
     and terminations...............       (10,375,719)       (13,377,390)        (6,075,431)        (5,310,132)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......        (7,398,548)        (3,644,505)        (8,856,102)            302,065
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............         26,298,009         11,247,692          6,932,916         11,779,184
NET ASSETS:
   Beginning of year................        129,780,562        118,532,870         80,788,377         69,009,193
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $     156,078,571  $     129,780,562  $      87,721,293  $      80,788,377
                                      =================  =================  =================  =================

                                                    FTVIPT
                                       TEMPLETON GLOBAL BOND SECURITIES        INVESCO V.I. AMERICAN FRANCHISE
                                                  SUB-ACCOUNT                            SUB-ACCOUNT
                                      ------------------------------------  ------------------------------------
                                            2013               2012                2013               2012
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       8,251,988  $       9,308,296  $         (1,401)  $         (1,969)
   Net realized gains (losses)......          2,892,611            305,792              4,184              4,261
   Change in unrealized gains
     (losses) on investments........       (10,624,497)         12,966,460             44,589              5,620
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............            520,102         22,580,548             47,372              7,912
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         31,796,531         55,695,235                 --                  3
   Net transfers (including fixed
     account).......................         20,195,269          8,138,828            (8,489)             88,752
   Contract charges.................        (2,382,478)        (1,598,059)                 --                 --
   Transfers for contract benefits
     and terminations...............       (12,509,439)        (7,739,164)           (25,032)           (36,838)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......         37,099,883         54,496,840           (33,521)             51,917
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............         37,619,985         77,077,388             13,851             59,829
NET ASSETS:
   Beginning of year................        217,063,429        139,986,041            149,862             90,033
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $     254,683,414  $     217,063,429  $         163,713  $         149,862
                                      =================  =================  =================  =================


                                           INVESCO V.I. AMERICAN VALUE            INVESCO V.I. CORE EQUITY
                                                   SUB-ACCOUNT                           SUB-ACCOUNT
                                      ------------------------------------  -------------------------------------
                                             2013               2012               2013               2012
                                      -----------------  -----------------   -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       (653,068)  $       (396,721)   $            (90)  $         (1,291)
   Net realized gains (losses)......          1,362,452            295,908              11,977              9,182
   Change in unrealized gains
     (losses) on investments........         21,986,708          7,999,839              45,509             23,282
                                      -----------------  -----------------   -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         22,696,092          7,899,026              57,396             31,173
                                      -----------------  -----------------   -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         11,493,142         15,070,411                  --                 --
   Net transfers (including fixed
     account).......................          (396,972)          (474,558)            (15,058)           (21,186)
   Contract charges.................          (814,387)          (538,047)                  --                 --
   Transfers for contract benefits
     and terminations...............        (4,366,942)        (2,285,953)            (33,651)           (45,739)
                                      -----------------  -----------------   -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......          5,914,841         11,771,853            (48,709)           (66,925)
                                      -----------------  -----------------   -----------------  -----------------
     Net increase (decrease)
        in net assets...............         28,610,933         19,670,879               8,687           (35,752)
NET ASSETS:
   Beginning of year................         66,684,996         47,014,117             241,009            276,761
                                      -----------------  -----------------   -----------------  -----------------
   End of year......................  $      95,295,929  $      66,684,996   $         249,696  $         241,009
                                      =================  =================   =================  =================


                                         INVESCO V.I. EQUITY AND INCOME
                                                   SUB-ACCOUNT
                                      ------------------------------------
                                             2013               2012
                                      -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         960,409  $       2,132,881
   Net realized gains (losses)......          2,646,648            987,347
   Change in unrealized gains
     (losses) on investments........        115,194,853         43,230,491
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        118,801,910         46,350,719
                                      -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         67,597,697         83,668,907
   Net transfers (including fixed
     account).......................          8,022,603          (305,020)
   Contract charges.................        (4,836,300)        (3,578,432)
   Transfers for contract benefits
     and terminations...............       (37,208,806)       (43,547,842)
                                      -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......         33,575,194         36,237,613
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets...............        152,377,104         82,588,332
NET ASSETS:
   Beginning of year................        496,945,594        414,357,262
                                      -----------------  -----------------
   End of year......................  $     649,322,698  $     496,945,594
                                      =================  =================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012



                                       INVESCO V.I. GLOBAL REAL ESTATE      INVESCO V.I. GROWTH AND INCOME
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2013               2012              2013               2012
                                     -----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         738,755  $      (159,936)  $      (188,424)  $        (39,401)
   Net realized gains (losses).....            251,182            14,912         5,964,860            215,131
   Change in unrealized gains
     (losses) on investments.......          (841,038)         4,220,926        81,951,879         27,777,291
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............            148,899         4,075,902        87,728,315         27,953,021
                                     -----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          6,235,134         6,088,001        41,201,557         55,614,326
   Net transfers (including fixed
     account)......................          1,699,930           615,737       (9,892,159)        (3,884,258)
   Contract charges................          (265,363)         (166,631)       (3,013,438)        (2,064,540)
   Transfers for contract benefits
     and terminations..............        (1,127,854)         (777,696)      (18,283,675)       (15,726,767)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......          6,541,847         5,759,411        10,012,285         33,938,761
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............          6,690,746         9,835,313        97,740,600         61,891,782
NET ASSETS:
   Beginning of year...............         23,302,577        13,467,264       268,230,013        206,338,231
                                     -----------------  ----------------  ----------------  -----------------
   End of year.....................  $      29,993,323  $     23,302,577  $    365,970,613  $     268,230,013
                                     =================  ================  ================  =================


                                       INVESCO V.I. INTERNATIONAL GROWTH       JANUS ASPEN GLOBAL RESEARCH
                                                  SUB-ACCOUNT                          SUB-ACCOUNT
                                     ------------------------------------  ------------------------------------
                                            2013               2012              2013               2012
                                     -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       (636,105)  $          51,882  $              21  $               1
   Net realized gains (losses).....          1,305,822             76,597                120                  9
   Change in unrealized gains
     (losses) on investments.......         40,017,340         24,064,007              1,329                896
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         40,687,057         24,192,486              1,470                906
                                     -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         29,193,980         45,143,565                 --                 --
   Net transfers (including fixed
     account)......................          6,799,837          6,206,236                 --                 --
   Contract charges................        (2,450,016)        (1,751,462)                 --                 --
   Transfers for contract benefits
     and terminations..............       (12,015,352)        (8,106,175)              (375)                (3)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......         21,528,449         41,492,164              (375)                (3)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............         62,215,506         65,684,650              1,095                903
NET ASSETS:
   Beginning of year...............        219,783,700        154,099,050              5,653              4,750
                                     -----------------  -----------------  -----------------  -----------------
   End of year.....................  $     281,999,206  $     219,783,700  $           6,748  $           5,653
                                     =================  =================  =================  =================

                                             LMPVET CLEARBRIDGE                   LMPVET CLEARBRIDGE
                                         VARIABLE AGGRESSIVE GROWTH             VARIABLE ALL CAP VALUE
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     ----------------------------------  ------------------------------------
                                           2013              2012               2013               2012
                                     ----------------  ----------------   ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $    (2,728,091)  $    (1,863,351)   $       (34,365)  $         271,873
   Net realized gains (losses).....        17,861,500         9,957,799         10,192,766          (234,300)
   Change in unrealized gains
     (losses) on investments.......        71,695,365        19,162,336         20,675,928         12,653,901
                                     ----------------  ----------------   ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        86,828,774        27,256,784         30,834,329         12,691,474
                                     ----------------  ----------------   ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        26,964,170        26,101,454          7,542,551         10,482,501
   Net transfers (including fixed
     account)......................       (1,165,621)       (5,078,294)        (2,438,406)        (1,374,496)
   Contract charges................       (1,696,014)       (1,164,246)          (733,083)          (563,153)
   Transfers for contract benefits
     and terminations..............      (17,174,971)      (20,966,057)       (10,398,584)       (12,507,706)
                                     ----------------  ----------------   ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......         6,927,564       (1,107,143)        (6,027,522)        (3,962,854)
                                     ----------------  ----------------   ----------------  -----------------
     Net increase (decrease)
        in net assets..............        93,756,338        26,149,641         24,806,807          8,728,620
NET ASSETS:
   Beginning of year...............       186,988,862       160,839,221        104,446,756         95,718,136
                                     ----------------  ----------------   ----------------  -----------------
   End of year.....................  $    280,745,200  $    186,988,862   $    129,253,563  $     104,446,756
                                     ================  ================   ================  =================

                                             LMPVET CLEARBRIDGE
                                            VARIABLE APPRECIATION
                                                 SUB-ACCOUNT
                                     -----------------------------------
                                           2013               2012
                                     ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (340,789)  $         877,895
   Net realized gains (losses).....        13,852,622            276,468
   Change in unrealized gains
     (losses) on investments.......        72,638,328         32,185,472
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        86,150,161         33,339,835
                                     ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        47,967,753         57,982,645
   Net transfers (including fixed
     account)......................         4,628,653        (4,101,720)
   Contract charges................       (3,067,660)        (2,128,567)
   Transfers for contract benefits
     and terminations..............      (20,584,065)       (19,581,184)
                                     ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......        28,944,681         32,171,174
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets..............       115,094,842         65,511,009
NET ASSETS:
   Beginning of year...............       290,191,379        224,680,370
                                     ----------------  -----------------
   End of year.....................  $    405,286,221  $     290,191,379
                                     ================  =================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                           LMPVET CLEARBRIDGE                   LMPVET CLEARBRIDGE
                                         VARIABLE EQUITY INCOME              VARIABLE LARGE CAP GROWTH
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013              2012              2013              2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        427,485  $      1,935,990  $       (58,170)  $       (51,981)
   Net realized gains (losses)....           646,901       (1,496,446)           745,423           481,453
   Change in unrealized gains
     (losses) on investments......        33,452,314        13,043,194           710,461           353,548
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        34,526,700        13,482,738         1,397,714           783,020
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        27,050,110        30,792,673               648             1,459
   Net transfers (including fixed
     account).....................         8,008,781         2,474,161          (33,103)         (256,108)
   Contract charges...............       (1,307,320)         (777,353)          (17,152)          (18,887)
   Transfers for contract benefits
     and terminations.............      (12,039,748)      (14,363,944)         (647,971)         (871,026)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        21,711,823        18,125,537         (697,578)       (1,144,562)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        56,238,523        31,608,275           700,136         (361,542)
NET ASSETS:
   Beginning of year..............       134,931,130       103,322,855         4,312,254         4,673,796
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    191,169,653  $    134,931,130  $      5,012,390  $      4,312,254
                                    ================  ================  ================  ================

                                            LMPVET CLEARBRIDGE                  LMPVET CLEARBRIDGE
                                         VARIABLE LARGE CAP VALUE            VARIABLE SMALL CAP GROWTH
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                           2013              2012              2013              2012
                                    -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $           1,148  $         27,751  $    (1,235,439)  $      (568,565)
   Net realized gains (losses)....            466,613            50,468         8,864,593         3,154,639
   Change in unrealized gains
     (losses) on investments......          1,056,824           510,271        24,881,277         5,466,771
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............          1,524,585           588,490        32,510,431         8,052,845
                                    -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            282,593           573,803        16,380,155        16,257,772
   Net transfers (including fixed
     account).....................            813,486           285,926         3,443,300         1,590,977
   Contract charges...............           (46,356)          (36,742)         (824,479)         (481,813)
   Transfers for contract benefits
     and terminations.............          (424,843)         (504,347)       (3,891,881)       (3,103,064)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......            624,880           318,640        15,107,095        14,263,872
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............          2,149,465           907,130        47,617,526        22,316,717
NET ASSETS:
   Beginning of year..............          4,743,489         3,836,359        64,881,494        42,564,777
                                    -----------------  ----------------  ----------------  ----------------
   End of year....................  $       6,892,954  $      4,743,489  $    112,499,020  $     64,881,494
                                    =================  ================  ================  ================

                                             LMPVET INVESTMENT                        LMPVET
                                     COUNSEL VARIABLE SOCIAL AWARENESS   VARIABLE LIFESTYLE ALLOCATION 50%
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2013              2012               2013              2012
                                    ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        (2,213)  $         (2,313)  $        335,965  $        451,589
   Net realized gains (losses)....             8,209             18,868           294,643           110,528
   Change in unrealized gains
     (losses) on investments......            39,556             26,419         4,402,903         2,456,921
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............            45,552             42,974         5,033,511         3,019,038
                                    ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                 --         6,821,630         6,963,572
   Net transfers (including fixed
     account).....................             9,338           (49,856)         3,040,842         1,186,938
   Contract charges...............             (130)              (173)         (323,071)         (208,041)
   Transfers for contract benefits
     and terminations.............          (51,803)          (204,989)       (3,091,539)       (2,607,174)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......          (42,595)          (255,018)         6,447,862         5,335,295
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............             2,957          (212,044)        11,481,373         8,354,333
NET ASSETS:
   Beginning of year..............           289,329            501,373        32,620,028        24,265,695
                                    ----------------  -----------------  ----------------  ----------------
   End of year....................  $        292,286  $         289,329  $     44,101,401  $     32,620,028
                                    ================  =================  ================  ================

                                                  LMPVET
                                     VARIABLE LIFESTYLE ALLOCATION 70%
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2013              2012
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        (5,215)  $         16,093
   Net realized gains (losses)....           164,204            48,643
   Change in unrealized gains
     (losses) on investments......           307,412           296,816
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           466,401           361,552
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........               120             3,120
   Net transfers (including fixed
     account).....................           208,852          (27,315)
   Contract charges...............             (702)             (796)
   Transfers for contract benefits
     and terminations.............         (943,181)         (849,995)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         (734,911)         (874,986)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............         (268,510)         (513,434)
NET ASSETS:
   Beginning of year..............         2,573,509         3,086,943
                                    ----------------  ----------------
   End of year....................  $      2,304,999  $      2,573,509
                                    ================  ================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                                   LMPVET                       LMPVIT WESTERN ASSET
                                      VARIABLE LIFESTYLE ALLOCATION 85%    VARIABLE GLOBAL HIGH YIELD BOND
                                                 SUB-ACCOUNT                         SUB-ACCOUNT
                                     ----------------------------------  -----------------------------------
                                           2013              2012              2013               2012
                                     ----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        265,832  $        362,338  $      4,754,059  $       5,165,628
   Net realized gains (losses).....         1,739,917           528,492            97,460           (68,307)
   Change in unrealized gains
     (losses) on investments.......        17,385,552         8,931,921         (303,455)          7,182,092
                                     ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        19,391,301         9,822,751         4,548,064         12,279,413
                                     ----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         3,896,642         8,807,329        12,043,147         15,538,183
   Net transfers (including fixed
     account)......................          (70,391)         (793,785)         6,173,096          4,005,384
   Contract charges................         (739,142)         (611,650)         (741,652)          (516,554)
   Transfers for contract benefits
     and terminations..............       (7,221,465)       (3,286,778)       (9,054,116)        (9,252,417)
                                     ----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (4,134,356)         4,115,116         8,420,475          9,774,596
                                     ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............        15,256,945        13,937,867        12,968,539         22,054,009
NET ASSETS:
   Beginning of year...............        79,817,339        65,879,472        91,771,912         69,717,903
                                     ----------------  ----------------  ----------------  -----------------
   End of year.....................  $     95,074,284  $     79,817,339  $    104,740,451  $      91,771,912
                                     ================  ================  ================  =================

                                                   MFS VIT                              MFS VIT
                                               INVESTORS TRUST                       NEW DISCOVERY
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2013               2012              2013               2012
                                     ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $           (69)  $           (190)  $          (581)  $           (602)
   Net realized gains (losses).....               292              2,707             2,006              4,349
   Change in unrealized gains
     (losses) on investments.......             5,877              2,028            12,769              3,991
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............             6,100              4,545            14,194              7,738
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                --                 --                --                 --
   Net transfers (including fixed
     account)......................                --                 --                --                 --
   Contract charges................                --                 --                --                 --
   Transfers for contract benefits
     and terminations..............             (637)           (18,051)           (9,835)            (7,451)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......             (637)           (18,051)           (9,835)            (7,451)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............             5,463           (13,506)             4,359                287
NET ASSETS:
   Beginning of year...............            20,488             33,994            41,661             41,374
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $         25,951  $          20,488  $         46,020  $          41,661
                                     ================  =================  ================  =================

                                                                                MIST ALLIANCEBERNSTEIN
                                              MFS VIT RESEARCH                 GLOBAL DYNAMIC ALLOCATION
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2013               2012              2013              2012
                                     ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $          (610)  $           (299)  $    (4,610,871)  $    (31,735,651)
   Net realized gains (losses).....             1,133                603        73,047,817             68,339
   Change in unrealized gains
     (losses) on investments.......            14,560              6,684       213,779,983        215,787,760
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............            15,083              6,988       282,216,929        184,120,448
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                --                 --       248,776,609        748,915,629
   Net transfers (including fixed
     account)......................                --                 --        93,377,580        331,990,410
   Contract charges................                --                 --      (43,781,572)       (28,058,490)
   Transfers for contract benefits
     and terminations..............           (1,403)            (1,975)      (90,758,771)       (52,503,657)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......           (1,403)            (1,975)       207,613,846      1,000,343,892
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............            13,680              5,013       489,830,775      1,184,464,340
NET ASSETS:
   Beginning of year...............            50,155             45,142     2,823,843,417      1,639,379,077
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $         63,835  $          50,155  $  3,313,674,192  $   2,823,843,417
                                     ================  =================  ================  =================

                                                    MIST
                                     AMERICAN FUNDS BALANCED ALLOCATION
                                                 SUB-ACCOUNT
                                     ----------------------------------
                                           2013              2012
                                     ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $    (5,388,861)  $      4,444,113
   Net realized gains (losses).....       250,625,904        60,128,154
   Change in unrealized gains
     (losses) on investments.......       260,897,780       273,656,262
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       506,134,823       338,228,529
                                     ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        29,549,572        83,164,894
   Net transfers (including fixed
     account)......................       (8,307,267)      (60,456,373)
   Contract charges................      (37,993,157)      (37,328,286)
   Transfers for contract benefits
     and terminations..............     (165,057,262)     (132,325,623)
                                     ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......     (181,808,114)     (146,945,388)
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets..............       324,326,709       191,283,141
NET ASSETS:
   Beginning of year...............     3,106,060,329     2,914,777,188
                                     ----------------  ----------------
   End of year.....................  $  3,430,387,038  $  3,106,060,329
                                     ================  ================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                                   MIST                                MIST
                                     AMERICAN FUNDS GROWTH ALLOCATION          AMERICAN FUNDS GROWTH
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013              2012              2013              2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (9,394,519)  $    (5,413,271)  $    (6,517,995)  $    (6,868,206)
   Net realized gains (losses)....       121,285,044        26,669,090        55,767,296        20,415,943
   Change in unrealized gains
     (losses) on investments......       233,109,626       175,144,743        96,031,643        67,309,082
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       345,000,151       196,400,562       145,280,944        80,856,819
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        19,707,302        52,400,148        14,629,823        17,133,976
   Net transfers (including fixed
     account).....................        66,168,229      (72,570,860)      (37,937,636)      (78,467,843)
   Contract charges...............      (16,411,723)      (15,855,986)       (6,691,159)       (6,678,966)
   Transfers for contract benefits
     and terminations.............      (82,807,176)      (62,098,994)      (28,561,135)      (20,470,993)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (13,343,368)      (98,125,692)      (58,560,107)      (88,483,826)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       331,656,783        98,274,870        86,720,837       (7,627,007)
NET ASSETS:
   Beginning of year..............     1,496,665,592     1,398,390,722       545,665,799       553,292,806
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $  1,828,322,375  $  1,496,665,592  $    632,386,636  $    545,665,799
                                    ================  ================  ================  ================

                                                   MIST                                MIST
                                    AMERICAN FUNDS MODERATE ALLOCATION       AQR GLOBAL RISK BALANCED
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                           2013            2012                2013              2012
                                     ---------------  ---------------    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...   $     2,016,609  $     8,663,944    $     24,454,360  $   (29,485,494)
   Net realized gains (losses)....       119,968,172       39,154,321         131,410,280        13,924,436
   Change in unrealized gains
     (losses) on investments......        74,888,275      103,394,103       (347,099,092)       257,592,013
                                     ---------------  ---------------    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       196,873,056      151,212,368       (191,234,452)       242,030,955
                                     ---------------  ---------------    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        17,989,884       43,856,551         299,929,057     1,010,258,029
   Net transfers (including fixed
     account).....................      (30,931,042)     (43,601,001)       (449,932,361)       701,135,494
   Contract charges...............      (21,278,076)     (21,439,772)        (50,307,360)      (34,472,373)
   Transfers for contract benefits
     and terminations.............     (100,612,790)     (79,167,097)       (113,288,370)      (63,766,725)
                                     ---------------  ---------------    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......     (134,832,024)    (100,351,319)       (313,599,034)     1,613,154,425
                                     ---------------  ---------------    ----------------  ----------------
     Net increase (decrease)
       in net assets..............        62,041,032       50,861,049       (504,833,486)     1,855,185,380
NET ASSETS:
   Beginning of year..............     1,734,325,945    1,683,464,896       3,753,309,463     1,898,124,083
                                     ---------------  ---------------    ----------------  ----------------
   End of year....................   $ 1,796,366,977  $ 1,734,325,945    $  3,248,475,977  $  3,753,309,463
                                     ===============  ===============    ================  ================

                                                    MIST                                 MIST
                                    BLACKROCK GLOBAL TACTICAL STRATEGIES         BLACKROCK HIGH YIELD
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                    -------------------------------------  ----------------------------------
                                            2013              2012               2013              2012
                                      ----------------  ----------------   ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...    $    (3,617,558)  $   (58,135,263)   $     14,596,196  $     13,623,467
   Net realized gains (losses)....         133,255,577           130,203          9,642,339         5,023,228
   Change in unrealized gains
     (losses) on investments......         311,060,284       341,923,540        (4,631,091)        14,564,761
                                      ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         440,698,303       283,918,480         19,607,444        33,211,456
                                      ----------------  ----------------   ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         411,567,881     1,312,263,362         13,943,237        20,947,935
   Net transfers (including fixed
     account).....................        (28,640,096)       557,379,957       (26,718,376)        17,699,162
   Contract charges...............        (73,176,143)      (48,022,451)        (2,612,849)       (2,591,456)
   Transfers for contract benefits
     and terminations.............       (149,396,119)      (91,426,698)       (16,046,952)      (13,914,636)
                                      ----------------  ----------------   ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         160,355,523     1,730,194,170       (31,434,940)        22,141,005
                                      ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets..............         601,053,826     2,014,112,650       (11,827,496)        55,352,461
NET ASSETS:
   Beginning of year..............       4,856,824,935     2,842,712,285        276,977,302       221,624,841
                                      ----------------  ----------------   ----------------  ----------------
   End of year....................    $  5,457,878,761  $  4,856,824,935   $    265,149,806  $    276,977,302
                                      ================  ================   ================  ================


                                       MIST BLACKROCK LARGE CAP CORE
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2013              2012
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       (69,719)  $       (98,467)
   Net realized gains (losses)....           843,040           204,327
   Change in unrealized gains
     (losses) on investments......         3,552,916         1,366,663
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         4,326,237         1,472,523
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           654,278         2,809,895
   Net transfers (including fixed
     account).....................         (847,332)       (1,633,705)
   Contract charges...............         (180,167)         (169,775)
   Transfers for contract benefits
     and terminations.............       (1,522,513)         (889,640)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (1,895,734)           116,775
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............         2,430,503         1,589,298
NET ASSETS:
   Beginning of year..............        14,439,147        12,849,849
                                    ----------------  ----------------
   End of year....................  $     16,869,650  $     14,439,147
                                    ================  ================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                                                                       MIST
                                     MIST CLARION GLOBAL REAL ESTATE     CLEARBRIDGE AGGRESSIVE GROWTH II
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2013              2012              2013               2012
                                    ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      9,853,299  $        648,569  $     (1,006,117)  $    (1,256,766)
   Net realized gains (losses)....          (92,999)       (1,249,413)          5,873,060         1,264,699
   Change in unrealized gains
     (losses) on investments......       (6,455,197)        35,559,210         19,911,595        14,507,523
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         3,305,103        34,958,366         24,778,538        14,515,456
                                    ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,804,117         7,794,423          1,347,767         4,262,148
   Net transfers (including fixed
     account).....................        14,576,022       (2,227,782)        (5,985,835)        25,557,583
   Contract charges...............       (1,769,594)       (1,587,295)        (1,164,663)       (1,131,367)
   Transfers for contract benefits
     and terminations.............      (12,559,683)       (9,066,811)        (6,729,962)       (5,149,785)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         2,050,862       (5,087,465)       (12,532,693)        23,538,579
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
       in net assets..............         5,355,965        29,870,901         12,245,845        38,054,035
NET ASSETS:
   Beginning of year..............       177,317,957       147,447,056        106,823,115        68,769,080
                                    ----------------  ----------------  -----------------  ----------------
   End of year....................  $    182,673,922  $    177,317,957  $     119,068,960  $    106,823,115
                                    ================  ================  =================  ================

                                                  MIST                                 MIST
                                      CLEARBRIDGE AGGRESSIVE GROWTH         GOLDMAN SACHS MID CAP VALUE
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2013              2012               2013              2012
                                    ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (5,039,430)  $    (4,519,479)  $     (1,173,155)  $    (1,395,190)
   Net realized gains (losses)....        11,473,473         4,996,289         12,013,375           565,819
   Change in unrealized gains
     (losses) on investments......       123,052,679        43,727,000         31,704,368        21,341,212
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       129,486,722        44,203,810         42,544,588        20,511,841
                                    ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         5,418,106         8,612,510          1,260,840         2,591,780
   Net transfers (including fixed
     account).....................        52,077,391       (6,817,243)            158,750       (5,769,122)
   Contract charges...............       (3,110,264)       (2,555,203)        (1,323,450)       (1,125,130)
   Transfers for contract benefits
     and terminations.............      (25,033,154)      (16,051,172)       (11,814,121)       (7,693,862)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        29,352,079      (16,811,108)       (11,717,981)      (11,996,334)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
       in net assets..............       158,838,801        27,392,702         30,826,607         8,515,507
NET ASSETS:
   Beginning of year..............       292,871,764       265,479,062        139,211,779       130,696,272
                                    ----------------  ----------------  -----------------  ----------------
   End of year....................  $    451,710,565  $    292,871,764  $     170,038,386  $    139,211,779
                                    ================  ================  =================  ================

                                                   MIST                                 MIST
                                       HARRIS OAKMARK INTERNATIONAL       INVESCO BALANCED-RISK ALLOCATION
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  -----------------------------------
                                          2013              2012                2013            2012 (b)
                                    ----------------  -----------------   ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      5,201,015  $          91,453   $   (12,158,692)  $    (1,415,511)
   Net realized gains (losses)....        11,702,177        (1,430,384)         10,077,015         6,907,824
   Change in unrealized gains
     (losses) on investments......       134,182,838        121,937,845          4,078,692        10,868,519
                                    ----------------  -----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       151,086,030        120,598,914          1,997,015        16,360,832
                                    ----------------  -----------------   ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        17,704,175         17,848,721        168,173,765       338,086,548
   Net transfers (including fixed
     account).....................        27,865,479       (30,313,737)         45,607,989       313,044,735
   Contract charges...............       (5,353,619)        (4,604,462)       (10,692,799)       (1,295,053)
   Transfers for contract benefits
     and terminations.............      (36,258,075)       (26,450,720)       (23,347,690)       (4,774,645)
                                    ----------------  -----------------   ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         3,957,960       (43,520,198)        179,741,265       645,061,585
                                    ----------------  -----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets..............       155,043,990         77,078,716        181,738,280       661,422,417
NET ASSETS:
   Beginning of year..............       538,939,254        461,860,538        661,422,417                --
                                    ----------------  -----------------   ----------------  ----------------
   End of year....................  $    693,983,244  $     538,939,254   $    843,160,697  $    661,422,417
                                    ================  =================   ================  ================

                                                   MIST
                                             INVESCO COMSTOCK
                                                SUB-ACCOUNT
                                    -----------------------------------
                                           2013              2012
                                    -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     (1,674,772)  $      (729,855)
   Net realized gains (losses)....          9,703,108         5,346,575
   Change in unrealized gains
     (losses) on investments......        101,696,056        43,146,332
                                    -----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        109,724,392        47,763,052
                                    -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         20,478,377        22,458,903
   Net transfers (including fixed
     account).....................         11,030,539        19,211,409
   Contract charges...............        (3,417,107)       (2,706,893)
   Transfers for contract benefits
     and terminations.............       (23,713,080)      (23,731,077)
                                    -----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......          4,378,729        15,232,342
                                    -----------------  ----------------
     Net increase (decrease)
       in net assets..............        114,103,121        62,995,394
NET ASSETS:
   Beginning of year..............        329,458,802       266,463,408
                                    -----------------  ----------------
   End of year....................  $     443,561,923  $    329,458,802
                                    =================  ================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012



                                        MIST INVESCO MID CAP VALUE         MIST INVESCO SMALL CAP GROWTH
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013              2012              2013              2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,314,553)  $    (1,633,191)  $    (3,674,573)  $    (3,709,725)
   Net realized gains (losses)....         7,722,920         2,663,619        24,585,422        18,783,431
   Change in unrealized gains
     (losses) on investments......        30,620,411        15,199,656        67,501,884        19,533,978
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        37,028,778        16,230,084        88,412,733        34,607,684
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,155,363         6,093,408        10,016,335        15,838,800
   Net transfers (including fixed
     account).....................      (10,011,007)       (3,393,066)         1,587,973       (5,702,899)
   Contract charges...............       (1,678,656)       (1,548,008)       (2,269,655)       (1,966,440)
   Transfers for contract benefits
     and terminations.............       (7,603,595)       (6,237,615)      (19,026,821)      (14,981,160)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (17,137,895)       (5,085,281)       (9,692,168)       (6,811,699)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        19,890,883        11,144,803        78,720,565        27,795,985
NET ASSETS:
   Beginning of year..............       138,149,492       127,004,689       240,468,780       212,672,795
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    158,040,375  $    138,149,492  $    319,189,345  $    240,468,780
                                    ================  ================  ================  ================

                                                                                       MIST
                                          MIST JPMORGAN CORE BOND        JPMORGAN GLOBAL ACTIVE ALLOCATION
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2013              2012              2013            2012 (b)
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (4,238,910)  $      3,581,213  $    (6,934,561)  $      (253,669)
   Net realized gains (losses)....        24,886,829         5,226,825         2,430,024         1,691,655
   Change in unrealized gains
     (losses) on investments......      (36,171,178)         2,725,888        53,369,009         7,508,587
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (15,523,259)        11,533,926        48,864,472         8,946,573
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,386,585         8,908,512       122,948,435       187,365,819
   Net transfers (including fixed
     account).....................         1,463,200       (2,442,719)       313,227,408        88,135,164
   Contract charges...............       (3,775,856)       (4,085,255)       (6,988,131)         (274,498)
   Transfers for contract benefits
     and terminations.............      (19,173,185)      (16,768,257)      (13,774,602)       (1,600,923)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (19,099,256)      (14,387,719)       415,413,110       273,625,562
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (34,622,515)       (2,853,793)       464,277,582       282,572,135
NET ASSETS:
   Beginning of year..............       346,492,447       349,346,240       282,572,135                --
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    311,869,932  $    346,492,447  $    746,849,717  $    282,572,135
                                    ================  ================  ================  ================

                                                   MIST
                                         JPMORGAN SMALL CAP VALUE        MIST LOOMIS SAYLES GLOBAL MARKETS
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013              2012              2013             2012
                                    ----------------  ----------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (280,527)  $      (218,746)  $      1,519,876  $     1,268,388
   Net realized gains (losses)....         1,241,336           283,760         5,872,725        2,390,289
   Change in unrealized gains
     (losses) on investments......         6,048,540         2,823,277        18,236,473       20,641,146
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............         7,009,349         2,888,291        25,629,074       24,299,823
                                    ----------------  ----------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           370,757         2,194,628         2,604,900        5,861,547
   Net transfers (including fixed
     account).....................       (1,450,951)         (541,359)      (13,383,801)      (8,628,678)
   Contract charges...............         (290,764)         (250,601)       (1,759,667)      (1,759,286)
   Transfers for contract benefits
     and terminations.............       (1,786,801)       (1,500,264)      (10,275,135)      (7,011,203)
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (3,157,759)          (97,596)      (22,813,703)     (11,537,620)
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets..............         3,851,590         2,790,695         2,815,371       12,762,203
NET ASSETS:
   Beginning of year..............        24,014,976        21,224,281       177,780,410      165,018,207
                                    ----------------  ----------------  ----------------  ---------------
   End of year....................  $     27,866,566  $     24,014,976  $    180,595,781  $   177,780,410
                                    ================  ================  ================  ===============


                                     MIST LORD ABBETT BOND DEBENTURE
                                               SUB-ACCOUNT
                                    ----------------------------------
                                          2013              2012
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     12,964,602  $     14,699,205
   Net realized gains (losses)....         4,166,635         1,754,535
   Change in unrealized gains
     (losses) on investments......       (1,363,498)        11,202,166
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        15,767,739        27,655,906
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,945,951         4,758,094
   Net transfers (including fixed
     account).....................         3,690,479         2,066,753
   Contract charges...............       (1,551,965)       (1,668,326)
   Transfers for contract benefits
     and terminations.............      (27,568,008)      (21,909,684)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (22,483,543)      (16,753,163)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (6,715,804)        10,902,743
NET ASSETS:
   Beginning of year..............       266,010,291       255,107,548
                                    ----------------  ----------------
   End of year....................  $    259,294,487  $    266,010,291
                                    ================  ================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                                                                    MIST MET/FRANKLIN
                                     MIST MET/EATON VANCE FLOATING RATE         LOW DURATION TOTAL RETURN
                                                 SUB-ACCOUNT                           SUB-ACCOUNT
                                     ------------------------------------  -----------------------------------
                                           2013               2012               2013               2012
                                     -----------------  ----------------   -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       1,167,863  $        893,371   $       (409,213)  $        118,242
   Net realized gains (losses).....            371,454           215,912              31,429            24,752
   Change in unrealized gains
     (losses) on investments.......          (202,111)         1,524,996             351,282           737,426
                                     -----------------  ----------------   -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          1,337,206         2,634,279            (26,502)           880,420
                                     -----------------  ----------------   -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          1,243,464         3,005,201           2,247,876         2,001,148
   Net transfers (including fixed
     account)......................         31,075,652         7,696,712         100,397,861        15,509,501
   Contract charges................          (606,811)         (455,891)           (860,351)         (372,941)
   Transfers for contract benefits
     and terminations..............        (4,130,678)       (2,380,066)         (5,061,682)       (2,070,016)
                                     -----------------  ----------------   -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......         27,581,627         7,865,956          96,723,704        15,067,692
                                     -----------------  ----------------   -----------------  ----------------
     Net increase (decrease)
        in net assets..............         28,918,833        10,500,235          96,697,202        15,948,112
NET ASSETS:
   Beginning of year...............         54,197,004        43,696,769          43,609,944        27,661,832
                                     -----------------  ----------------   -----------------  ----------------
   End of year.....................  $      83,115,837  $     54,197,004   $     140,307,146  $     43,609,944
                                     =================  ================   =================  ================

                                                    MIST
                                      MET/TEMPLETON INTERNATIONAL BOND     MIST METLIFE AGGRESSIVE STRATEGY
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                            2013              2012               2013              2012
                                     -----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         276,907  $      4,814,452  $     (5,162,875)  $    (5,348,850)
   Net realized gains (losses).....             98,819         (394,426)          8,803,988       (2,155,955)
   Change in unrealized gains
     (losses) on investments.......          (752,953)         1,944,505        141,558,132        83,183,465
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          (377,227)         6,364,531        145,199,245        75,678,660
                                     -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            293,635         1,816,115          6,117,615        14,730,577
   Net transfers (including fixed
     account)......................        (1,527,452)           274,897            344,230      (36,687,365)
   Contract charges................          (704,031)         (735,731)        (4,668,056)       (4,564,800)
   Transfers for contract benefits
     and terminations..............        (2,400,039)       (1,811,827)       (32,065,600)      (28,804,866)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......        (4,337,887)         (456,546)       (30,271,811)      (55,326,454)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............        (4,715,114)         5,907,985        114,927,434        20,352,206
NET ASSETS:
   Beginning of year...............         57,001,253        51,093,268        545,044,070       524,691,864
                                     -----------------  ----------------  -----------------  ----------------
   End of year.....................  $      52,286,139  $     57,001,253  $     659,971,504  $    545,044,070
                                     =================  ================  =================  ================


                                         MIST METLIFE BALANCED PLUS         MIST METLIFE BALANCED STRATEGY
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                            2013              2012               2013              2012
                                     -----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $    (12,169,666)  $   (51,515,645)  $      32,102,742  $     38,994,505
   Net realized gains (losses).....        109,386,034                --         83,827,637        19,597,212
   Change in unrealized gains
     (losses) on investments.......        560,925,735       424,121,430      1,085,370,764       737,960,714
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        658,142,103       372,605,785      1,201,301,143       796,552,431
                                     -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        512,612,376     1,251,910,858         64,210,282       148,711,444
   Net transfers (including fixed
     account)......................        934,128,079       686,159,234         24,844,873     (193,862,187)
   Contract charges................       (75,280,741)      (42,151,548)       (69,900,438)      (70,278,541)
   Transfers for contract benefits
     and terminations..............      (168,084,256)      (87,089,575)      (454,179,016)     (399,975,900)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      1,203,375,458     1,808,828,969      (435,024,299)     (515,405,184)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............      1,861,517,561     2,181,434,754        766,276,844       281,147,247
NET ASSETS:
   Beginning of year...............      4,593,209,415     2,411,774,661      7,045,806,333     6,764,659,086
                                     -----------------  ----------------  -----------------  ----------------
   End of year.....................  $   6,454,726,976  $  4,593,209,415  $   7,812,083,177  $  7,045,806,333
                                     =================  ================  =================  ================


                                       MIST METLIFE DEFENSIVE STRATEGY
                                                 SUB-ACCOUNT
                                     -----------------------------------
                                           2013               2012
                                     ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     31,247,477  $      27,979,016
   Net realized gains (losses).....       114,843,713         40,608,351
   Change in unrealized gains
     (losses) on investments.......         8,150,548        131,200,155
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       154,241,738        199,787,522
                                     ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        15,258,041         43,475,387
   Net transfers (including fixed
     account)......................     (342,355,184)         24,870,720
   Contract charges................      (21,496,345)       (22,681,295)
   Transfers for contract benefits
     and terminations..............     (165,714,842)      (141,326,271)
                                     ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......     (514,308,330)       (95,661,459)
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets..............     (360,066,592)        104,126,063
NET ASSETS:
   Beginning of year...............     2,332,865,728      2,228,739,665
                                     ----------------  -----------------
   End of year.....................  $  1,972,799,136  $   2,332,865,728
                                     ================  =================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012



                                       MIST METLIFE GROWTH STRATEGY      MIST METLIFE MODERATE STRATEGY
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013              2012              2013              2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $   (12,655,471)  $      1,381,851  $     28,607,761  $     37,131,263
   Net realized gains (losses)....        48,996,687      (22,087,133)        60,925,288        22,204,509
   Change in unrealized gains
     (losses) on investments......     1,250,387,461       680,222,228       327,287,238       287,329,954
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............     1,286,728,677       659,516,946       416,820,287       346,665,726
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        50,551,717       108,087,013        27,247,167        69,079,528
   Net transfers (including fixed
     account).....................       738,063,707     (246,783,276)      (46,175,969)      (27,530,545)
   Contract charges...............      (53,238,434)      (48,638,262)      (35,004,574)      (35,285,870)
   Transfers for contract benefits
     and terminations.............     (370,695,161)     (283,004,290)     (214,831,807)     (193,516,590)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       364,681,829     (470,338,815)     (268,765,183)     (187,253,477)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............     1,651,410,506       189,178,131       148,055,104       159,412,249
NET ASSETS:
   Beginning of year..............     5,115,649,012     4,926,470,881     3,483,723,904     3,324,311,655
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $  6,767,059,518  $  5,115,649,012  $  3,631,779,008  $  3,483,723,904
                                    ================  ================  ================  ================

                                                  MIST
                                    METLIFE MULTI-INDEX TARGETED RISK   MIST MFS EMERGING MARKETS EQUITY
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013            2012 (c)            2013              2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (699,118)  $        (7,978)  $    (2,103,697)  $    (3,386,337)
   Net realized gains (losses)....         3,617,087                --         1,835,792         1,870,263
   Change in unrealized gains
     (losses) on investments......         7,257,662            89,193      (28,154,915)        66,406,442
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        10,175,631            81,215      (28,422,820)        64,890,368
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        48,451,797        10,581,513        18,621,868        37,141,675
   Net transfers (including fixed
     account).....................       142,884,678           585,564        44,696,703         (611,099)
   Contract charges...............         (796,188)                --       (4,647,330)       (4,426,432)
   Transfers for contract benefits
     and terminations.............       (2,006,845)             (313)      (22,864,787)      (17,976,417)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       188,533,442        11,166,764        35,806,454        14,127,727
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       198,709,073        11,247,979         7,383,634        79,018,095
NET ASSETS:
   Beginning of year..............        11,247,979                --       448,693,258       369,675,163
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    209,957,052  $     11,247,979  $    456,076,892  $    448,693,258
                                    ================  ================  ================  ================

                                                                                       MIST
                                      MIST MFS RESEARCH INTERNATIONAL      MORGAN STANLEY MID CAP GROWTH
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013              2012              2013              2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      3,181,971  $        858,851  $    (1,696,520)  $    (2,043,749)
   Net realized gains (losses)....           522,322       (3,635,460)         2,455,142           158,086
   Change in unrealized gains
     (losses) on investments......        47,772,611        44,865,003        64,718,433        10,495,708
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        51,476,904        42,088,394        65,477,055         8,610,045
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         5,992,222        12,899,341        30,911,631        44,704,015
   Net transfers (including fixed
     account).....................      (11,184,676)       (5,504,513)       (5,530,092)        10,647,959
   Contract charges...............       (2,476,702)       (2,406,377)       (2,046,240)       (1,253,613)
   Transfers for contract benefits
     and terminations.............      (23,934,709)      (21,276,250)      (10,333,215)       (6,020,714)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (31,603,865)      (16,287,799)        13,002,084        48,077,647
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        19,873,039        25,800,595        78,479,139        56,687,692
NET ASSETS:
   Beginning of year..............       311,615,422       285,814,827       166,100,095       109,412,403
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    331,488,461  $    311,615,422  $    244,579,234  $    166,100,095
                                    ================  ================  ================  ================


                                     MIST OPPENHEIMER GLOBAL EQUITY
                                               SUB-ACCOUNT
                                    ----------------------------------
                                          2013              2012
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (523,132)  $        (7,496)
   Net realized gains (losses)....           471,553            25,191
   Change in unrealized gains
     (losses) on investments......        11,622,690         1,707,146
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        11,571,111         1,724,841
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           974,476            93,332
   Net transfers (including fixed
     account).....................        59,782,304            42,419
   Contract charges...............         (334,651)          (47,022)
   Transfers for contract benefits
     and terminations.............       (3,578,136)       (1,160,102)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        56,843,993       (1,071,373)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............        68,415,104           653,468
NET ASSETS:
   Beginning of year..............         9,983,469         9,330,001
                                    ----------------  ----------------
   End of year....................  $     78,398,573  $      9,983,469
                                    ================  ================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                                MIST PIMCO
                                         INFLATION PROTECTED BOND             MIST PIMCO TOTAL RETURN
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2013              2012              2013               2012
                                    ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      5,656,555  $     14,248,598  $      57,226,440  $     34,066,251
   Net realized gains (losses)....        44,720,235        63,569,905         42,284,668         8,990,391
   Change in unrealized gains
     (losses) on investments......     (156,230,192)       (6,836,618)      (175,186,613)       116,050,383
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............     (105,853,402)        70,981,885       (75,675,505)       159,107,025
                                    ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         7,816,286        37,089,098         23,558,528        78,337,791
   Net transfers (including fixed
     account).....................      (33,502,041)        43,921,625       (36,143,738)       (4,343,112)
   Contract charges...............       (9,760,980)      (10,805,997)       (21,824,762)      (22,953,383)
   Transfers for contract benefits
     and terminations.............      (58,283,070)      (56,743,134)      (130,498,036)     (116,536,293)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (93,729,805)        13,461,592      (164,908,008)      (65,494,997)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
       in net assets..............     (199,583,207)        84,443,477      (240,583,513)        93,612,028
NET ASSETS:
   Beginning of year..............     1,021,039,296       936,595,819      2,234,370,461     2,140,758,433
                                    ----------------  ----------------  -----------------  ----------------
   End of year....................  $    821,456,089  $  1,021,039,296  $   1,993,786,948  $  2,234,370,461
                                    ================  ================  =================  ================


                                             MIST PIONEER FUND             MIST PIONEER STRATEGIC INCOME
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2013              2012               2013              2012
                                    ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      4,682,697  $        111,876  $      30,105,308  $     23,818,738
   Net realized gains (losses)....         4,614,621           453,975          3,348,132         3,201,649
   Change in unrealized gains
     (losses) on investments......        61,555,660        15,646,585       (32,752,219)        39,967,597
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        70,852,978        16,212,436            701,221        66,987,984
                                    ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        28,240,878        44,864,297         95,062,807       151,288,040
   Net transfers (including fixed
     account).....................       (4,702,128)         1,427,489         81,921,721        42,203,327
   Contract charges...............       (2,681,923)       (1,901,589)        (7,949,861)       (6,040,609)
   Transfers for contract benefits
     and terminations.............      (13,997,790)       (9,026,061)       (55,184,071)      (49,923,251)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         6,859,037        35,364,136        113,850,596       137,527,507
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
       in net assets..............        77,712,015        51,576,572        114,551,817       204,515,491
NET ASSETS:
   Beginning of year..............       220,043,655       168,467,083        804,777,040       600,261,549
                                    ----------------  ----------------  -----------------  ----------------
   End of year....................  $    297,755,670  $    220,043,655  $     919,328,857  $    804,777,040
                                    ================  ================  =================  ================

                                                                           MIST PYRAMIS
                                      MIST PYRAMIS GOVERNMENT INCOME       MANAGED RISK     MIST SCHRODERS GLOBAL MULTI-ASSET
                                                SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT
                                    -----------------------------------  ----------------  ----------------------------------
                                          2013              2012             2013 (d)            2013            2012 (b)
                                    ----------------  -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      1,187,173  $    (10,117,810)  $        251,733  $    (4,795,245)  $        500,116
   Net realized gains (losses)....         2,758,477          1,490,373         1,330,956         2,079,740         3,101,742
   Change in unrealized gains
     (losses) on investments......      (56,847,411)         18,800,148         1,889,489        31,029,531         3,115,131
                                    ----------------  -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (52,901,761)         10,172,711         3,472,178        28,314,026         6,716,989
                                    ----------------  -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        63,436,489        302,268,640        11,152,445        68,362,808       102,099,034
   Net transfers (including fixed
     account).....................     (213,162,045)        203,505,051        64,918,197       161,034,274        84,640,438
   Contract charges...............      (12,240,571)        (8,518,130)         (309,972)       (4,470,986)         (248,694)
   Transfers for contract benefits
     and terminations.............      (38,279,793)       (29,014,385)         (815,619)       (9,919,594)       (1,322,606)
                                    ----------------  -----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......     (200,245,920)        468,241,176        74,945,051       215,006,502       185,168,172
                                    ----------------  -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............     (253,147,681)        478,413,887        78,417,229       243,320,528       191,885,161
NET ASSETS:
   Beginning of year..............       968,887,238        490,473,351                --       191,885,161                --
                                    ----------------  -----------------  ----------------  ----------------  ----------------
   End of year....................  $    715,739,557  $     968,887,238  $     78,417,229  $    435,205,689  $    191,885,161
                                    ================  =================  ================  ================  ================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012



                                      MIST SSGA GROWTH AND INCOME ETF           MIST SSGA GROWTH ETF
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  -----------------------------------
                                          2013              2012               2013               2012
                                    ----------------  ----------------   -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     15,406,854  $     13,091,362   $       2,717,724  $      1,829,679
   Net realized gains (losses)....        56,799,502        42,136,114          25,386,819        23,356,452
   Change in unrealized gains
     (losses) on investments......        92,923,301        98,280,740          44,458,197        28,469,195
                                    ----------------  ----------------   -----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       165,129,657       153,508,216          72,562,740        53,655,326
                                    ----------------  ----------------   -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        11,860,244        46,035,006           5,978,512        21,002,248
   Net transfers (including fixed
     account).....................      (37,705,533)         (195,586)           6,512,325      (12,945,274)
   Contract charges...............      (18,210,457)      (18,086,953)         (4,933,205)       (4,790,029)
   Transfers for contract benefits
     and terminations.............      (64,397,713)      (50,499,266)        (18,680,473)      (17,887,141)
                                    ----------------  ----------------   -----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......     (108,453,459)      (22,746,799)        (11,122,841)      (14,620,196)
                                    ----------------  ----------------   -----------------  ----------------
     Net increase (decrease)
       in net assets..............        56,676,198       130,761,417          61,439,899        39,035,130
NET ASSETS:
   Beginning of year..............     1,521,502,479     1,390,741,062         448,167,959       409,132,829
                                    ----------------  ----------------   -----------------  ----------------
   End of year....................  $  1,578,178,677  $  1,521,502,479   $     509,607,858  $    448,167,959
                                    ================  ================   =================  ================

                                                                                        MIST
                                    MIST T. ROWE PRICE LARGE CAP VALUE      T. ROWE PRICE MID CAP GROWTH
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  -----------------------------------
                                          2013              2012                2013              2012
                                    ----------------  ----------------   -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        274,524  $      (196,934)   $     (7,216,909)  $    (7,430,645)
   Net realized gains (losses)....        12,380,070       (4,291,658)          44,126,921        66,125,790
   Change in unrealized gains
     (losses) on investments......       154,938,541        84,038,159         116,792,789       (7,225,269)
                                    ----------------  ----------------   -----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       167,593,135        79,549,567         153,702,801        51,469,876
                                    ----------------  ----------------   -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         7,988,896        11,676,417           4,862,681        13,185,984
   Net transfers (including fixed
     account).....................         4,058,593      (16,072,648)        (21,028,467)       (5,883,360)
   Contract charges...............       (3,122,742)       (2,725,048)         (4,805,296)       (4,454,613)
   Transfers for contract benefits
     and terminations.............      (55,363,943)      (42,677,000)        (31,385,247)      (25,927,937)
                                    ----------------  ----------------   -----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (46,439,196)      (49,798,279)        (52,356,329)      (23,079,926)
                                    ----------------  ----------------   -----------------  ----------------
     Net increase (decrease)
       in net assets..............       121,153,939        29,751,288         101,346,472        28,389,950
NET ASSETS:
   Beginning of year..............       536,790,380       507,039,092         467,536,275       439,146,325
                                    ----------------  ----------------   -----------------  ----------------
   End of year....................  $    657,944,319  $    536,790,380   $     568,882,747  $    467,536,275
                                    ================  ================   =================  ================

                                                   MIST                                  MSF
                                       THIRD AVENUE SMALL CAP VALUE      BAILLIE GIFFORD INTERNATIONAL STOCK
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ------------------------------------
                                          2013              2012                2013              2012
                                    ----------------  -----------------   ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,972,508)  $     (4,874,313)   $    (3,165,848)  $       (13,133)
   Net realized gains (losses)....        14,422,998          4,677,378          1,385,436         (385,254)
   Change in unrealized gains
     (losses) on investments......        71,078,415         44,432,620         31,198,214           847,778
                                    ----------------  -----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        83,528,905         44,235,685         29,417,802           449,391
                                    ----------------  -----------------   ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,497,715          6,340,050          1,422,162             3,449
   Net transfers (including fixed
     account).....................      (16,141,981)       (30,637,666)        282,688,482            78,870
   Contract charges...............       (2,257,569)        (2,277,977)        (2,205,156)             (851)
   Transfers for contract benefits
     and terminations.............      (24,465,425)       (20,652,202)       (10,455,850)         (748,795)
                                    ----------------  -----------------   ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (40,367,260)       (47,227,795)        271,449,638         (667,327)
                                    ----------------  -----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets..............        43,161,645        (2,992,110)        300,867,440         (217,936)
NET ASSETS:
   Beginning of year..............       287,540,317        290,532,427          2,585,607         2,803,543
                                    ----------------  -----------------   ----------------  ----------------
   End of year....................  $    330,701,962  $     287,540,317   $    303,453,047  $      2,585,607
                                    ================  =================   ================  ================


                                     MSF BARCLAYS AGGREGATE BOND INDEX
                                                SUB-ACCOUNT
                                    -----------------------------------
                                           2013              2012
                                    -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       2,684,004  $      2,743,171
   Net realized gains (losses)....          (145,067)           313,783
   Change in unrealized gains
     (losses) on investments......        (8,883,122)         (228,315)
                                    -----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        (6,344,185)         2,828,639
                                    -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         11,149,289         8,092,766
   Net transfers (including fixed
     account).....................         15,951,296        18,316,110
   Contract charges...............        (1,698,851)       (1,557,565)
   Transfers for contract benefits
     and terminations.............        (8,039,466)       (6,300,163)
                                    -----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         17,362,268        18,551,148
                                    -----------------  ----------------
     Net increase (decrease)
       in net assets..............         11,018,083        21,379,787
NET ASSETS:
   Beginning of year..............        151,553,766       130,173,979
                                    -----------------  ----------------
   End of year....................  $     162,571,849  $    151,553,766
                                    =================  ================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                                                                        MSF
                                         MSF BLACKROCK BOND INCOME        BLACKROCK CAPITAL APPRECIATION
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013              2012              2013              2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      1,256,228  $        421,147  $      (112,438)  $      (164,210)
   Net realized gains (losses)....         1,515,855           610,488           691,188           625,272
   Change in unrealized gains
     (losses) on investments......       (4,322,733)         1,764,307         3,229,055         1,002,738
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (1,550,650)         2,795,942         3,807,805         1,463,800
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         5,100,261         7,467,492         1,032,741         1,584,174
   Net transfers (including fixed
     account).....................         1,673,798         3,261,765          (69,939)       (1,606,379)
   Contract charges...............         (567,749)         (523,968)         (108,766)          (99,934)
   Transfers for contract benefits
     and terminations.............       (5,292,686)       (4,651,283)       (1,221,109)         (858,701)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......           913,624         5,554,006         (367,073)         (980,840)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         (637,026)         8,349,948         3,440,732           482,960
NET ASSETS:
   Beginning of year..............        57,888,933        49,538,985        11,831,610        11,348,650
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     57,251,907  $     57,888,933  $     15,272,342  $     11,831,610
                                    ================  ================  ================  ================


                                       MSF BLACKROCK LARGE CAP VALUE        MSF BLACKROCK MONEY MARKET
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013              2012              2013              2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          1,769  $          7,990  $    (8,012,597)  $    (9,036,407)
   Net realized gains (losses)....           196,427           387,537                --                --
   Change in unrealized gains
     (losses) on investments......           706,190          (36,111)                --                --
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           904,386           359,416       (8,012,597)       (9,036,407)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           170,505           199,805        35,808,232        73,504,419
   Net transfers (including fixed
     account).....................           180,009         (190,041)       (7,315,471)       (7,665,689)
   Contract charges...............             (147)             (160)       (5,349,795)       (5,431,164)
   Transfers for contract benefits
     and terminations.............         (439,359)         (282,152)     (122,897,380)     (115,886,270)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......          (88,992)         (272,548)      (99,754,414)      (55,478,704)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............           815,394            86,868     (107,767,011)      (64,515,111)
NET ASSETS:
   Beginning of year..............         2,977,532         2,890,664       569,109,901       633,625,012
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $      3,792,926  $      2,977,532  $    461,342,890  $    569,109,901
                                    ================  ================  ================  ================

                                                                          MSF FRONTIER
                                          MSF DAVIS VENTURE VALUE        MID CAP GROWTH           MSF JENNISON GROWTH
                                                SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                    ----------------------------------  ----------------  ----------------------------------
                                          2013              2012            2013 (d)            2013              2012
                                    ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (2,024,413)  $    (5,420,518)  $      (897,791)  $    (7,335,002)  $    (6,766,082)
   Net realized gains (losses)....        40,523,317        16,667,444         1,222,819        20,299,862        52,244,975
   Change in unrealized gains
     (losses) on investments......       130,538,788        50,920,457        14,503,587       145,943,839      (18,349,887)
                                    ----------------  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       169,037,692        62,167,383        14,828,615       158,908,699        27,129,006
                                    ----------------  ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         5,918,436        14,661,575           339,204         3,447,603        10,762,342
   Net transfers (including fixed
     account).....................      (37,323,562)      (59,639,705)        73,026,037       (2,923,592)       213,225,860
   Contract charges...............       (4,862,149)       (5,059,157)         (461,156)       (3,962,178)       (3,408,013)
   Transfers for contract benefits
     and terminations.............      (46,536,304)      (38,956,468)       (4,081,537)      (38,611,159)      (27,116,459)
                                    ----------------  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (82,803,579)      (88,993,755)        68,822,548      (42,049,326)       193,463,730
                                    ----------------  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        86,234,113      (26,826,372)        83,651,163       116,859,373       220,592,736
NET ASSETS:
   Beginning of year..............       572,327,325       599,153,697                --       468,764,846       248,172,110
                                    ----------------  ----------------  ----------------  ----------------  ----------------
   End of year....................  $    658,561,438  $    572,327,325  $     83,651,163  $    585,624,219  $    468,764,846
                                    ================  ================  ================  ================  ================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                                                                         MSF
                                     MSF LOOMIS SAYLES SMALL CAP CORE      LOOMIS SAYLES SMALL CAP GROWTH
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2013              2012               2013            2012 (b)
                                    ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (200,052)  $       (204,728)  $        (1,411)  $          (109)
   Net realized gains (losses)....         1,982,997            586,780            10,812                 1
   Change in unrealized gains
     (losses) on investments......         2,464,698            882,105            37,804             1,023
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         4,247,643          1,264,157            47,205               915
                                    ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           344,417          1,667,845            71,019            37,207
   Net transfers (including fixed
     account).....................       (1,074,960)          (236,709)            72,654             2,807
   Contract charges...............         (173,285)          (146,127)             (292)                --
   Transfers for contract benefits
     and terminations.............       (1,065,267)          (534,188)           (4,711)               (2)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....       (1,969,095)            750,821           138,670            40,012
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............         2,278,548          2,014,978           185,875            40,927
NET ASSETS:
   Beginning of year..............        12,332,225         10,317,247            40,927                --
                                    ----------------  -----------------  ----------------  ----------------
   End of year....................  $     14,610,773  $      12,332,225  $        226,802  $         40,927
                                    ================  =================  ================  ================

                                                                                MSF MET/DIMENSIONAL
                                      MSF MET/ARTISAN MID CAP VALUE         INTERNATIONAL SMALL COMPANY
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2013              2012               2013              2012
                                    ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (2,081,656)  $    (1,777,619)  $          75,530  $        301,440
   Net realized gains (losses)....         2,704,503       (3,905,883)          2,053,871         3,990,436
   Change in unrealized gains
     (losses) on investments......        71,939,639        26,191,820         11,472,763         3,392,556
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        72,562,486        20,508,318         13,602,164         7,684,432
                                    ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,406,731         4,670,705            946,915         2,031,164
   Net transfers (including fixed
     account).....................        15,760,862       (4,614,193)          2,187,268       (1,495,504)
   Contract charges...............       (1,572,787)       (1,472,349)          (559,879)         (519,052)
   Transfers for contract benefits
     and terminations.............      (20,643,858)      (17,348,925)        (2,632,342)       (2,307,911)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....       (4,049,052)      (18,764,762)           (58,038)       (2,291,303)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets.............        68,513,434         1,743,556         13,544,126         5,393,129
NET ASSETS:
   Beginning of year..............       217,257,576       215,514,020         52,618,293        47,225,164
                                    ----------------  ----------------  -----------------  ----------------
   End of year....................  $    285,771,010  $    217,257,576  $      66,162,419  $     52,618,293
                                    ================  ================  =================  ================

                                                                                      MSF METLIFE
                                    MSF METLIFE CONSERVATIVE ALLOCATION   CONSERVATIVE TO MODERATE ALLOCATION
                                                SUB-ACCOUNT                           SUB-ACCOUNT
                                    ------------------------------------  -----------------------------------
                                          2013               2012               2013              2012
                                    -----------------  ----------------   ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         123,598  $        152,780   $         60,178  $         85,571
   Net realized gains (losses)....            324,295           493,943            205,663           122,762
   Change in unrealized gains
     (losses) on investments......          (227,599)            57,363            395,866           444,706
                                    -----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........            220,294           704,086            661,707           653,039
                                    -----------------  ----------------   ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                 --            26,093                 --             7,045
   Net transfers (including fixed
     account).....................          (726,171)         (539,314)            151,035           495,113
   Contract charges...............           (83,224)          (83,156)           (63,032)          (61,615)
   Transfers for contract benefits
     and terminations.............        (1,568,517)         (848,031)          (594,121)         (660,740)
                                    -----------------  ----------------   ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....        (2,377,912)       (1,444,408)          (506,118)         (220,197)
                                    -----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
        in net assets.............        (2,157,618)         (740,322)            155,589           432,842
NET ASSETS:
   Beginning of year..............          9,655,026        10,395,348          7,576,787         7,143,945
                                    -----------------  ----------------   ----------------  ----------------
   End of year....................  $       7,497,408  $      9,655,026   $      7,732,376  $      7,576,787
                                    =================  ================   ================  ================


                                      MSF METLIFE MID CAP STOCK INDEX
                                                SUB-ACCOUNT
                                    -----------------------------------
                                          2013               2012
                                    -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       (566,013)  $      (572,617)
   Net realized gains (losses)....          6,964,753         4,370,936
   Change in unrealized gains
     (losses) on investments......         23,599,476         8,138,980
                                    -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         29,998,216        11,937,299
                                    -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........          3,805,517         5,096,199
   Net transfers (including fixed
     account).....................          9,018,341       (1,239,620)
   Contract charges...............          (966,588)         (736,669)
   Transfers for contract benefits
     and terminations.............        (4,961,109)       (3,873,437)
                                    -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....          6,896,161         (753,527)
                                    -----------------  ----------------
     Net increase (decrease)
        in net assets.............         36,894,377        11,183,772
NET ASSETS:
   Beginning of year..............         88,989,701        77,805,929
                                    -----------------  ----------------
   End of year....................  $     125,884,078  $     88,989,701
                                    =================  ================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                                                                    MSF METLIFE
                                      MSF METLIFE MODERATE ALLOCATION    MODERATE TO AGGRESSIVE ALLOCATION
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2013              2012              2013              2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        111,426  $        277,463  $      (147,761)  $         87,401
   Net realized gains (losses)....         1,018,931           338,723           927,158          (18,329)
   Change in unrealized gains
     (losses) on investments......         5,244,250         3,990,206        10,180,246         6,305,708
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         6,374,607         4,606,392        10,959,643         6,374,780
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           333,489           235,760           209,284           490,083
   Net transfers (including fixed
     account).....................           189,896       (2,028,081)       (1,014,032)         (857,665)
   Contract charges...............         (368,244)         (397,645)         (511,319)         (518,714)
   Transfers for contract benefits
     and terminations.............       (3,563,775)       (5,009,708)       (4,103,646)       (2,489,601)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (3,408,634)       (7,199,674)       (5,419,713)       (3,375,897)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         2,965,973       (2,593,282)         5,539,930         2,998,883
NET ASSETS:
   Beginning of year..............        41,689,448        44,282,730        51,720,857        48,721,974
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     44,655,421  $     41,689,448  $     57,260,787  $     51,720,857
                                    ================  ================  ================  ================


                                          MSF METLIFE STOCK INDEX              MSF MFS TOTAL RETURN
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013              2012              2013              2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        126,616  $      (576,725)  $        297,490  $        424,862
   Net realized gains (losses)....        23,490,755        16,988,226           439,651         (156,072)
   Change in unrealized gains
     (losses) on investments......       106,939,595        36,899,374         5,520,960         3,058,830
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       130,556,966        53,310,875         6,258,101         3,327,620
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         9,905,483        13,972,783         2,347,250         2,818,361
   Net transfers (including fixed
     account).....................        10,729,964        52,688,716         5,946,371         (315,421)
   Contract charges...............       (3,364,435)       (2,778,637)         (195,752)         (109,645)
   Transfers for contract benefits
     and terminations.............      (33,312,519)      (26,428,489)       (3,656,176)       (6,767,115)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (16,041,507)        37,454,373         4,441,693       (4,373,820)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       114,515,459        90,765,248        10,699,794       (1,046,200)
NET ASSETS:
   Beginning of year..............       446,759,028       355,993,780        35,344,618        36,390,818
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    561,274,487  $    446,759,028  $     46,044,412  $     35,344,618
                                    ================  ================  ================  ================


                                               MSF MFS VALUE                   MSF MSCI EAFE INDEX
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ---------------------------------  ----------------------------------
                                          2013             2012              2013              2012
                                    ----------------  ---------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,920,146)  $       114,295  $      1,388,628  $      1,054,723
   Net realized gains (losses)....         5,190,690        1,137,911         1,008,944         (680,643)
   Change in unrealized gains
     (losses) on investments......        43,048,658        5,105,739        15,456,919        11,210,227
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        46,319,202        6,357,945        17,854,491        11,584,307
                                    ----------------  ---------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         3,226,292        4,333,740         3,337,616         5,049,892
   Net transfers (including fixed
     account).....................       176,696,995      (2,214,337)        14,653,612         (493,052)
   Contract charges...............       (1,727,489)        (405,280)         (946,782)         (714,896)
   Transfers for contract benefits
     and terminations.............      (12,316,297)      (3,551,720)       (4,106,316)       (3,180,913)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       165,879,501      (1,837,597)        12,938,130           661,031
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       212,198,703        4,520,348        30,792,621        12,245,338
NET ASSETS:
   Beginning of year..............        48,275,261       43,754,913        81,404,548        69,159,210
                                    ----------------  ---------------  ----------------  ----------------
   End of year....................  $    260,473,964  $    48,275,261  $    112,197,169  $     81,404,548
                                    ================  ===============  ================  ================


                                      MSF NEUBERGER BERMAN GENESIS
                                               SUB-ACCOUNT
                                    ----------------------------------
                                          2013              2012
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,702,008)  $      (124,305)
   Net realized gains (losses)....         2,307,614         (160,855)
   Change in unrealized gains
     (losses) on investments......        36,584,374         1,235,418
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        37,189,980           950,258
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,534,745         1,660,390
   Net transfers (including fixed
     account).....................       130,824,603       (1,236,464)
   Contract charges...............         (883,958)          (14,681)
   Transfers for contract benefits
     and terminations.............       (8,216,818)         (827,588)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       123,258,572         (418,343)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............       160,448,552           531,915
NET ASSETS:
   Beginning of year..............        11,798,908        11,266,993
                                    ----------------  ----------------
   End of year....................  $    172,247,460  $     11,798,908
                                    ================  ================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                                                                       MSF
                                          MSF RUSSELL 2000 INDEX         T. ROWE PRICE LARGE CAP GROWTH
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013              2012              2013              2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (279,727)  $      (489,405)  $    (1,361,307)  $       (26,562)
   Net realized gains (losses)....         2,980,519         3,012,181         1,274,164           134,449
   Change in unrealized gains
     (losses) on investments......        32,072,788         8,632,997        29,734,972           129,142
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        34,773,580        11,155,773        29,647,829           237,029
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         3,036,517         4,246,140         1,216,598             3,080
   Net transfers (including fixed
     account).....................        17,108,088        16,541,440       125,845,085           255,979
   Contract charges...............         (979,907)         (752,572)         (670,738)             (569)
   Transfers for contract benefits
     and terminations.............       (4,618,795)       (3,521,274)       (5,610,315)         (459,528)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        14,545,903        16,513,734       120,780,630         (201,038)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        49,319,483        27,669,507       150,428,459            35,991
NET ASSETS:
   Beginning of year..............        91,750,975        64,081,468         1,501,612         1,465,621
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    141,070,458  $     91,750,975  $    151,930,071  $      1,501,612
                                    ================  ================  ================  ================

                                                   MSF                                 MSF
                                     T. ROWE PRICE SMALL CAP GROWTH     VAN ECK GLOBAL NATURAL RESOURCES
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013              2012              2013              2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (118,410)  $      (120,658)  $      (992,724)  $    (1,735,261)
   Net realized gains (losses)....         1,190,765         1,108,096       (2,668,683)         5,438,424
   Change in unrealized gains
     (losses) on investments......         2,047,671            44,932        13,797,608       (1,471,349)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         3,120,026         1,032,370        10,136,201         2,231,814
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           217,643           162,113           944,635         3,689,394
   Net transfers (including fixed
     account).....................            76,680         (200,702)      (11,189,728)         4,851,544
   Contract charges...............          (65,804)          (62,062)       (1,460,573)       (1,484,490)
   Transfers for contract benefits
     and terminations.............         (634,727)         (622,866)       (3,878,019)       (3,724,214)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         (406,208)         (723,517)      (15,583,685)         3,332,234
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         2,713,818           308,853       (5,447,484)         5,564,048
NET ASSETS:
   Beginning of year..............         7,808,995         7,500,142       111,896,983       106,332,935
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     10,522,813  $      7,808,995  $    106,449,499  $    111,896,983
                                    ================  ================  ================  ================

                                                MSF WESTERN
                                     ASSET MANAGEMENT U.S. GOVERNMENT        NEUBERGER BERMAN GENESIS
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013              2012              2013              2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      1,546,993  $      1,122,805  $           (53)  $           (52)
   Net realized gains (losses)....            12,769           531,096               749               348
   Change in unrealized gains
     (losses) on investments......       (8,825,000)         2,934,349             2,197               363
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (7,265,238)         4,588,250             2,893               659
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        17,581,036        39,776,656                --                --
   Net transfers (including fixed
     account).....................       (7,036,962)         8,514,246                --                --
   Contract charges...............       (3,057,823)       (2,890,949)                --                --
   Transfers for contract benefits
     and terminations.............      (21,660,910)      (22,207,896)               (3)               (1)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (14,174,659)        23,192,057               (3)               (1)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (21,439,897)        27,780,307             2,890               658
NET ASSETS:
   Beginning of year..............       313,310,285       285,529,978             8,101             7,443
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    291,870,388  $    313,310,285  $         10,991  $          8,101
                                    ================  ================  ================  ================


                                        OPPENHEIMER VA CORE BOND
                                               SUB-ACCOUNT
                                    ----------------------------------
                                          2013              2012
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $            335  $            311
   Net realized gains (losses)....             (126)             (598)
   Change in unrealized gains
     (losses) on investments......             (342)             1,084
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............             (133)               797
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                --
   Net transfers (including fixed
     account).....................                --                --
   Contract charges...............                --                --
   Transfers for contract benefits
     and terminations.............             (279)           (1,889)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......             (279)           (1,889)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............             (412)           (1,092)
NET ASSETS:
   Beginning of year..............             9,058            10,150
                                    ----------------  ----------------
   End of year....................  $          8,646  $          9,058
                                    ================  ================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                             OPPENHEIMER VA
                                         GLOBAL STRATEGIC INCOME            OPPENHEIMER VA MAIN STREET
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2013              2012              2013               2012
                                    ----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $            164  $            199  $          (280)  $           (512)
   Net realized gains (losses)....                 8                54             1,403              4,748
   Change in unrealized gains
     (losses) on investments......             (240)               229            23,373             10,567
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
       in net assets resulting
       from operations............              (68)               482            24,496             14,803
                                    ----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                --                --                 --
   Net transfers (including fixed
     account).....................                --                 5                --                 --
   Contract charges...............                --                --                --                 --
   Transfers for contract benefits
     and terminations.............               (2)                --           (4,120)           (38,440)
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......               (2)                 5           (4,120)           (38,440)
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
       in net assets..............              (70)               487            20,376           (23,637)
NET ASSETS:
   Beginning of year..............             4,562             4,075            83,663            107,300
                                    ----------------  ----------------  ----------------  -----------------
   End of year....................  $          4,492  $          4,562  $        104,039  $          83,663
                                    ================  ================  ================  =================

                                             OPPENHEIMER VA
                                          MAIN STREET SMALL CAP                OPPENHEIMER VA MONEY
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013              2012              2013              2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (725,297)  $      (928,472)  $          (102)  $        (1,590)
   Net realized gains (losses)....         6,330,488         1,063,609                --                --
   Change in unrealized gains
     (losses) on investments......        30,298,071        13,086,051                --                --
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        35,903,262        13,221,188             (102)           (1,590)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         7,423,119         7,613,898                --                --
   Net transfers (including fixed
     account).....................       (9,338,929)       (1,388,199)                --                --
   Contract charges...............       (1,036,361)         (862,843)                --                --
   Transfers for contract benefits
     and terminations.............       (5,997,839)       (3,986,210)         (108,863)             (154)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (8,950,010)         1,376,646         (108,863)             (154)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        26,953,252        14,597,834         (108,965)           (1,744)
NET ASSETS:
   Beginning of year..............        96,092,155        81,494,321           112,965           114,709
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    123,045,407  $     96,092,155  $          4,000  $        112,965
                                    ================  ================  ================  ================


                                       PIONEER VCT DISCIPLINED VALUE       PIONEER VCT EMERGING MARKETS
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2013              2012               2013              2012
                                    ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          1,598  $       (11,306)  $         (4,954)  $       (11,558)
   Net realized gains (losses)....           284,647            39,918              (140)            25,278
   Change in unrealized gains
     (losses) on investments......           226,657           154,904           (21,981)            54,203
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           512,902           183,516           (27,075)            67,923
                                    ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             2,355             3,689              1,280             3,564
   Net transfers (including fixed
     account).....................         (515,063)           (8,654)             14,296            97,437
   Contract charges...............          (26,379)          (24,154)            (8,404)           (8,283)
   Transfers for contract benefits
     and terminations.............         (107,501)          (53,735)           (49,534)          (75,321)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         (646,588)          (82,854)           (42,362)            17,397
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
       in net assets..............         (133,686)           100,662           (69,437)            85,320
NET ASSETS:
   Beginning of year..............         2,136,823         2,036,161            791,020           705,700
                                    ----------------  ----------------  -----------------  ----------------
   End of year....................  $      2,003,137  $      2,136,823  $         721,583  $        791,020
                                    ================  ================  =================  ================


                                         PIONEER VCT EQUITY INCOME
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2013              2012
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          3,468  $         11,313
   Net realized gains (losses)....            17,885             4,300
   Change in unrealized gains
     (losses) on investments......           119,241            22,355
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           140,594            37,968
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             2,835             3,646
   Net transfers (including fixed
     account).....................          (47,268)           142,735
   Contract charges...............           (6,096)           (5,521)
   Transfers for contract benefits
     and terminations.............           (1,161)           (1,130)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......          (51,690)           139,730
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............            88,904           177,698
NET ASSETS:
   Beginning of year..............           548,970           371,272
                                    ----------------  ----------------
   End of year....................  $        637,874  $        548,970
                                    ================  ================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                                 PIONEER VCT                           PIONEER VCT
                                         IBBOTSON GROWTH ALLOCATION           IBBOTSON MODERATE ALLOCATION
                                                 SUB-ACCOUNT                           SUB-ACCOUNT
                                     ------------------------------------  ----------------------------------
                                           2013               2012               2013              2012
                                     -----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $          22,729  $          19,019  $        228,243  $        255,252
   Net realized gains (losses).....            774,226            369,421           856,488           292,055
   Change in unrealized gains
     (losses) on investments.......          2,367,042          1,375,293         2,920,605         2,023,933
                                     -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          3,163,997          1,763,733         4,005,336         2,571,240
                                     -----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........             85,890            641,966           148,361           195,281
   Net transfers (including fixed
     account)......................            268,913          (586,915)         (864,929)           603,458
   Contract charges................          (180,697)          (176,884)         (364,481)         (347,432)
   Transfers for contract benefits
     and terminations..............        (1,602,862)          (271,037)       (1,164,852)         (549,849)
                                     -----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......        (1,428,756)          (392,870)       (2,245,901)          (98,542)
                                     -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............          1,735,241          1,370,863         1,759,435         2,472,698
NET ASSETS:
   Beginning of year...............         19,107,227         17,736,364        28,441,628        25,968,930
                                     -----------------  -----------------  ----------------  ----------------
   End of year.....................  $      20,842,468  $      19,107,227  $     30,201,063  $     28,441,628
                                     =================  =================  ================  ================


                                           PIONEER VCT MID CAP VALUE         PIONEER VCT REAL ESTATE SHARES
                                                  SUB-ACCOUNT                          SUB-ACCOUNT
                                     ------------------------------------  ------------------------------------
                                            2013               2012               2013               2012
                                     -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       (422,216)  $       (308,091)  $           1,359  $           1,265
   Net realized gains (losses).....            856,609           (22,002)             18,057             26,262
   Change in unrealized gains
     (losses) on investments.......         16,961,029          4,990,668           (19,131)              8,731
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         17,395,422          4,660,575                285             36,258
                                     -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          5,065,892          7,895,929                895              1,012
   Net transfers (including fixed
     account)......................        (2,540,776)            302,978             17,963              3,518
   Contract charges................          (481,800)          (363,551)            (2,841)            (2,765)
   Transfers for contract benefits
     and terminations..............        (3,983,623)        (5,196,081)            (1,163)           (52,356)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......        (1,940,307)          2,639,275             14,854           (50,591)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............         15,455,115          7,299,850             15,139           (14,333)
NET ASSETS:
   Beginning of year...............         56,444,927         49,145,077            237,514            251,847
                                     -----------------  -----------------  -----------------  -----------------
   End of year.....................  $      71,900,042  $      56,444,927  $         252,653  $         237,514
                                     =================  =================  =================  =================


                                         T. ROWE PRICE GROWTH STOCK         T. ROWE PRICE INTERNATIONAL STOCK
                                                 SUB-ACCOUNT                           SUB-ACCOUNT
                                     ------------------------------------  ----------------------------------
                                           2013               2012               2013              2012
                                     -----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        (60,820)  $        (47,423)  $            503  $          2,166
   Net realized gains (losses).....            357,589            237,825            10,324           (5,645)
   Change in unrealized gains
     (losses) on investments.......          2,047,793            849,311            71,247           113,047
                                     -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          2,344,562          1,039,713            82,074           109,568
                                     -----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            219,130            218,037            21,103            27,542
   Net transfers (including fixed
     account)......................          (113,852)          (456,841)           (7,638)         (158,822)
   Contract charges................            (1,536)            (1,517)             (151)             (158)
   Transfers for contract benefits
     and terminations..............          (513,697)          (410,744)          (79,868)          (43,778)
                                     -----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......          (409,955)          (651,065)          (66,554)         (175,216)
                                     -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............          1,934,607            388,648            15,520          (65,648)
NET ASSETS:
   Beginning of year...............          6,404,585          6,015,937           639,881           705,529
                                     -----------------  -----------------  ----------------  ----------------
   End of year.....................  $       8,339,192  $       6,404,585  $        655,401  $        639,881
                                     =================  =================  ================  ================


                                         T. ROWE PRICE PRIME RESERVE
                                                 SUB-ACCOUNT
                                     ----------------------------------
                                           2013              2012
                                     ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        (6,339)  $        (7,879)
   Net realized gains (losses).....                --                --
   Change in unrealized gains
     (losses) on investments.......                --                --
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............           (6,339)           (7,879)
                                     ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........               208               301
   Net transfers (including fixed
     account)......................          (93,657)         (199,272)
   Contract charges................             (155)             (187)
   Transfers for contract benefits
     and terminations..............          (64,754)          (43,573)
                                     ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......         (158,358)         (242,731)
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets..............         (164,697)         (250,610)
NET ASSETS:
   Beginning of year...............           723,146           973,756
                                     ----------------  ----------------
   End of year.....................  $        558,449  $        723,146
                                     ================  ================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                                                                                        UIF U.S. REAL ESTATE
                                                                                                             SUB-ACCOUNT
                                                                                                ------------------------------------
                                                                                                       2013               2012
                                                                                                -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...............................................................  $       (322,967)  $       (505,482)
   Net realized gains (losses)................................................................           (34,211)          (531,267)
   Change in unrealized gains
     (losses) on investments..................................................................            392,749         11,927,777
                                                                                                -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.......................................................................             35,571         10,891,028
                                                                                                -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.....................................................................         11,431,975         13,220,555
   Net transfers (including fixed
     account).................................................................................          5,853,586            684,788
   Contract charges...........................................................................          (713,884)          (537,546)
   Transfers for contract benefits
     and terminations.........................................................................        (6,390,221)       (10,065,780)
                                                                                                -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.................................................................         10,181,456          3,302,017
                                                                                                -----------------  -----------------
     Net increase (decrease)
        in net assets.........................................................................         10,217,027         14,193,045
NET ASSETS:
   Beginning of year..........................................................................         90,757,950         76,564,905
                                                                                                -----------------  -----------------
   End of year................................................................................  $     100,974,977  $      90,757,950
                                                                                                =================  =================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

            METLIFE INVESTORS USA SEPARATE ACCOUNT A
           OF METLIFE INVESTORS USA INSURANCE COMPANY
                NOTES TO THE FINANCIAL STATEMENTS



1.  ORGANIZATION


MetLife Investors USA Separate Account A (the "Separate Account"), a separate account of MetLife Investors USA Insurance Company (the "Company"), was established by the Company's Board of Directors on May 29, 1980 to support operations of the Company with respect to certain variable annuity contracts (the "Contracts"). The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Delaware Department of Insurance.

In the second quarter of 2013, MetLife, Inc. announced its plans to merge into MetLife Insurance Company of Connecticut ("MICC"), as the surviving entity, two United States ("U.S.")-based life insurance companies and an offshore reinsurance subsidiary to create one larger U.S.-based and U.S.-regulated life insurance company, which is expected to be renamed and domiciled in Delaware (the "Mergers"). The companies to be merged into MICC consist of the Company and MetLife Investors Insurance Company, each a U.S. insurance company that issues variable annuity products in addition to other products, and Exeter Reassurance Company, Ltd. ("Exeter"), a reinsurance company that mainly reinsures guarantees associated with variable annuity products. Exeter, formerly a Cayman Islands company, was re-domesticated to Delaware in October 2013. The Mergers are expected to occur in the fourth quarter of 2014, subject to regulatory approvals.

The Separate Account is divided into Sub-Accounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Sub-Account invests in shares of the corresponding portfolio, series, or fund (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

AIM Variable Insurance Funds (Invesco Variable             Met Investors Series Trust ("MIST")*
   Insurance Funds) ("Invesco V.I.")                       Metropolitan Series Fund ("MSF")*
American Funds Insurance Series ("American Funds")         MFS Variable Insurance Trust ("MFS VIT")
DWS Variable Series I ("DWS I")                            Neuberger Berman Equity Funds ("Neuberger Berman")
Federated Insurance Series ("Federated")                   Oppenheimer Variable Account Funds
Fidelity Variable Insurance Products ("Fidelity VIP")        ("Oppenheimer VA")
Franklin Templeton Variable Insurance Products Trust       Pioneer Variable Contracts Trust ("Pioneer VCT")
   ("FTVIPT")                                              T. Rowe Price Growth Stock Fund, Inc.
Janus Aspen Series ("Janus Aspen")                         T. Rowe Price International Funds, Inc.
Legg Mason Partners Variable Equity Trust                  T. Rowe Price Prime Reserve Fund, Inc.
   ("LMPVET")                                              The Alger Portfolios ("Alger")
Legg Mason Partners Variable Income Trust                  The Universal Institutional Funds, Inc. ("UIF")
   ("LMPVIT")

* See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Sub-Accounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2. LIST OF SUB-ACCOUNTS


Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Sub-Accounts in accordance with the selection made by the contract owner. The following Sub-Accounts had net assets as of December 31, 2013:

Alger Small Cap Growth Sub-Account                       LMPVET ClearBridge Variable Large Cap Value
American Funds Bond Sub-Account                             Sub-Account
American Funds Global Growth Sub-Account                 LMPVET ClearBridge Variable Small Cap Growth
American Funds Global Small Capitalization                  Sub-Account
   Sub-Account                                           LMPVET Investment Counsel Variable Social
American Funds Growth Sub-Account                           Awareness Sub-Account
American Funds Growth-Income Sub-Account                 LMPVET Variable Lifestyle Allocation 50%
DWS I International Sub-Account                             Sub-Account
Federated High Income Bond Sub-Account                   LMPVET Variable Lifestyle Allocation 70%
Federated Kaufman Sub-Account                               Sub-Account
Fidelity VIP Asset Manager Sub-Account                   LMPVET Variable Lifestyle Allocation 85%
Fidelity VIP Contrafund Sub-Account (a)                     Sub-Account
Fidelity VIP Equity-Income Sub-Account                   LMPVIT Western Asset Variable Global High Yield
Fidelity VIP FundsManager 50% Sub-Account                   Bond Sub-Account
Fidelity VIP FundsManager 60% Sub-Account                MFS VIT Investors Trust Sub-Account
Fidelity VIP Growth Sub-Account                          MFS VIT New Discovery Sub-Account
Fidelity VIP Index 500 Sub-Account                       MFS VIT Research Sub-Account
Fidelity VIP Mid Cap Sub-Account                         MIST AllianceBernstein Global Dynamic Allocation
Fidelity VIP Money Market Sub-Account (a)                   Sub-Account
Fidelity VIP Overseas Sub-Account                        MIST American Funds Balanced Allocation
FTVIPT Franklin Income Securities Sub-Account               Sub-Account
FTVIPT Franklin Small Cap Value Securities               MIST American Funds Growth Allocation
   Sub-Account                                              Sub-Account
FTVIPT Mutual Shares Securities Sub-Account              MIST American Funds Growth Sub-Account
FTVIPT Templeton Foreign Securities Sub-Account          MIST American Funds Moderate Allocation
FTVIPT Templeton Global Bond Securities Sub-Account         Sub-Account
Invesco V.I. American Franchise Sub-Account              MIST AQR Global Risk Balanced Sub-Account
Invesco V.I. American Value Sub-Account                  MIST BlackRock Global Tactical Strategies
Invesco V.I. Core Equity Sub-Account                        Sub-Account
Invesco V.I. Equity and Income Sub-Account (a)           MIST BlackRock High Yield Sub-Account (a)
Invesco V.I. Global Real Estate Sub-Account              MIST BlackRock Large Cap Core Sub-Account (a)
Invesco V.I. Growth and Income Sub-Account (a)           MIST Clarion Global Real Estate Sub-Account
Invesco V.I. International Growth Sub-Account (a)        MIST ClearBridge Aggressive Growth Sub-Account
Janus Aspen Global Research Sub-Account                  MIST ClearBridge Aggressive Growth II
LMPVET ClearBridge Variable Aggressive Growth               Sub-Account (a)
   Sub-Account (a)                                       MIST Goldman Sachs Mid Cap Value Sub-Account
LMPVET ClearBridge Variable All Cap Value                MIST Harris Oakmark International Sub-Account (a)
   Sub-Account                                           MIST Invesco Balanced-Risk Allocation Sub-Account
LMPVET ClearBridge Variable Appreciation                 MIST Invesco Comstock Sub-Account
   Sub-Account                                           MIST Invesco Mid Cap Value Sub-Account
LMPVET ClearBridge Variable Equity Income                MIST Invesco Small Cap Growth Sub-Account (a)
   Sub-Account (a)                                       MIST JPMorgan Core Bond Sub-Account
LMPVET ClearBridge Variable Large Cap Growth             MIST JPMorgan Global Active Allocation
   Sub-Account                                              Sub-Account

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2.  LIST OF SUB-ACCOUNTS -- (CONCLUDED)


MIST JPMorgan Small Cap Value Sub-Account (a)              MSF Met/Artisan Mid Cap Value Sub-Account (a)
MIST Loomis Sayles Global Markets Sub-Account              MSF Met/Dimensional International Small Company
MIST Lord Abbett Bond Debenture Sub-Account (a)              Sub-Account
MIST Met/Eaton Vance Floating Rate Sub-Account             MSF MetLife Conservative Allocation Sub-Account
MIST Met/Franklin Low Duration Total Return                MSF MetLife Conservative to Moderate Allocation
   Sub-Account                                               Sub-Account
MIST Met/Templeton International Bond Sub-Account          MSF MetLife Mid Cap Stock Index Sub-Account (a)
MIST MetLife Aggressive Strategy Sub-Account               MSF MetLife Moderate Allocation Sub-Account
MIST MetLife Balanced Plus Sub-Account                     MSF MetLife Moderate to Aggressive Allocation
MIST MetLife Balanced Strategy Sub-Account                   Sub-Account
MIST MetLife Defensive Strategy Sub-Account                MSF MetLife Stock Index Sub-Account (a)
MIST MetLife Growth Strategy Sub-Account                   MSF MFS Total Return Sub-Account (a)
MIST MetLife Moderate Strategy Sub-Account                 MSF MFS Value Sub-Account (a)
MIST MetLife Multi-Index Targeted Risk                     MSF MSCI EAFE Index Sub-Account (a)
   Sub-Account                                             MSF Neuberger Berman Genesis Sub-Account (a)
MIST MFS Emerging Markets Equity Sub-Account               MSF Russell 2000 Index Sub-Account (a)
MIST MFS Research International Sub-Account (a)            MSF T. Rowe Price Large Cap Growth Sub-Account (a)
MIST Morgan Stanley Mid Cap Growth Sub-Account (a)         MSF T. Rowe Price Small Cap Growth Sub-Account (a)
MIST Oppenheimer Global Equity Sub-Account                 MSF Van Eck Global Natural Resources Sub-Account
MIST PIMCO Inflation Protected Bond Sub-Account            MSF Western Asset Management U.S. Government
MIST PIMCO Total Return Sub-Account (a)                      Sub-Account (a)
MIST Pioneer Fund Sub-Account (a)                          Neuberger Berman Genesis Sub-Account
MIST Pioneer Strategic Income Sub-Account (a)              Oppenheimer VA Core Bond Sub-Account
MIST Pyramis Government Income Sub-Account                 Oppenheimer VA Global Strategic Income
MIST Pyramis Managed Risk Portfolio Sub-Account (b)          Sub-Account
MIST Schroders Global Multi-Asset Sub-Account              Oppenheimer VA Main Street Sub-Account
MIST SSgA Growth and Income ETF Sub-Account                Oppenheimer VA Main Street Small Cap
MIST SSgA Growth ETF Sub-Account                             Sub-Account (a)
MIST T. Rowe Price Large Cap Value Sub-Account (a)         Oppenheimer VA Money Sub-Account
MIST T. Rowe Price Mid Cap Growth Sub-Account              Pioneer VCT Disciplined Value Sub-Account
MIST Third Avenue Small Cap Value Sub-Account (a)          Pioneer VCT Emerging Markets Sub-Account
MSF Baillie Gifford International Stock Sub-Account (a)    Pioneer VCT Equity Income Sub-Account
MSF Barclays Aggregate Bond Index Sub-Account (a)          Pioneer VCT Ibbotson Growth Allocation Sub-Account
MSF BlackRock Bond Income Sub-Account (a)                  Pioneer VCT Ibbotson Moderate Allocation
MSF BlackRock Capital Appreciation Sub-Account (a)           Sub-Account
MSF BlackRock Large Cap Value Sub-Account                  Pioneer VCT Mid Cap Value Sub-Account
MSF BlackRock Money Market Sub-Account (a)                 Pioneer VCT Real Estate Shares Sub-Account
MSF Davis Venture Value Sub-Account (a)                    T. Rowe Price Growth Stock Sub-Account
MSF Frontier Mid Cap Growth Sub-Account (b)                T. Rowe Price International Stock Sub-Account
MSF Jennison Growth Sub-Account (a)                        T. Rowe Price Prime Reserve Sub-Account
MSF Loomis Sayles Small Cap Core Sub-Account               UIF U.S. Real Estate Sub-Account
MSF Loomis Sayles Small Cap Growth Sub-Account

(a) This Sub-Account invests in two or more share classes within the underlying portfolio, series, or fund of the Trusts.
(b) This Sub-Account began operations during the year ended December 31, 2013.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



3. PORTFOLIO CHANGES


The following Sub-Accounts ceased operations during the year ended December 31, 2013:

MIST American Funds International Sub-Account         MIST MLA Mid Cap Sub-Account
MIST Jennison Large Cap Equity Sub-Account            MIST RCM Technology Sub-Account
MIST Met/Franklin Mutual Shares Sub-Account           MIST Turner Mid Cap Growth Sub-Account
MIST Met/Franklin Templeton Founding Strategy         MSF FI Value Leaders Sub-Account
   Sub-Account                                        (MSF) Oppenheimer Global Equity Portfolio

The operations of the Sub-Accounts were affected by the following changes that occurred during the year ended December 31, 2013:

NAME CHANGES:

Former Name                                               New Name

Invesco Van Kampen V.I. American Franchise Fund           Invesco V.I. American Franchise Fund
Invesco Van Kampen V.I. American Value Fund               Invesco V.I. American Value Fund
Invesco Van Kampen V.I. Equity and Income Fund            Invesco V.I. Equity and Income Fund
Invesco Van Kampen V.I. Growth and Income Fund            Invesco V.I. Growth and Income Fund
Janus Aspen Series Worldwide Portfolio                    Janus Aspen Series Global Research Portfolio
Legg Mason ClearBridge Variable Aggressive Growth         ClearBridge Variable Aggressive Growth Portfolio
   Portfolio
Legg Mason ClearBridge Variable Appreciation              ClearBridge Variable Appreciation Portfolio
   Portfolio
Legg Mason ClearBridge Variable Equity Income             ClearBridge Variable Equity Income Portfolio
   Builder Portfolio
Legg Mason ClearBridge Variable Fundamental All           ClearBridge Variable All Cap Value Portfolio
   Cap Value Portfolio
Legg Mason ClearBridge Variable Large Cap Growth          ClearBridge Variable Large Cap Growth Portfolio
   Portfolio
Legg Mason ClearBridge Variable Large Cap Value           ClearBridge Variable Large Cap Value Portfolio
   Portfolio
Legg Mason ClearBridge Variable Small Cap Growth          ClearBridge Variable Small Cap Growth Portfolio
   Portfolio
Legg Mason Western Asset Variable Global High Yield       Western Asset Variable Global High Yield Bond
   Bond Portfolio                                           Portfolio
(MIST) American Funds Bond Portfolio                      (MIST) JPMorgan Core Bond Portfolio
(MIST) Dreman Small Cap Value Portfolio                   (MIST) JPMorgan Small Cap Value Portfolio
(MIST) Janus Forty Portfolio                              (MIST) ClearBridge Aggressive Growth Portfolio II
(MIST) Legg Mason ClearBridge Aggressive Growth           (MIST) ClearBridge Aggressive Growth Portfolio
   Portfolio
(MIST) Lord Abbett Mid Cap Value Portfolio                (MIST) Invesco Mid Cap Value Portfolio
(MIST) Met/Templeton Growth Portfolio (a)                 (MIST) Oppenheimer Global Equity Portfolio (a)
(MIST) Van Kampen Comstock Portfolio                      (MIST) Invesco Comstock Portfolio
(MSF) Barclays Capital Aggregate Bond Index               (MSF) Barclays Aggregate Bond Index Portfolio
   Portfolio
(MSF) BlackRock Legacy Large Cap Growth Portfolio         (MSF) BlackRock Capital Appreciation Portfolio
Oppenheimer Main Street Small- & Mid-Cap Fund/VA          Oppenheimer Main Street Small Cap Fund/VA
Pioneer Fundamental Value VCT Portfolio                   Pioneer Disciplined Value VCT Portfolio

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



3.  PORTFOLIO CHANGES -- (CONCLUDED)


MERGERS:

Former Portfolio                                           New Portfolio

(MIST) American Funds International Portfolio              (MSF) Baillie Gifford International Stock Portfolio
(MIST) Jennison Large Cap Equity Portfolio                 (MSF) Jennison Growth Portfolio
(MIST) Met/Franklin Mutual Shares Portfolio                (MSF) MFS Value Portfolio
(MIST) Met/Franklin Templeton Founding Strategy            (MIST) MetLife Growth Strategy Portfolio
   Portfolio
(MIST) MLA Mid Cap Portfolio                               (MSF) Neuberger Berman Genesis Portfolio
(MIST) RCM Technology Portfolio                            (MSF) T. Rowe Price Large Cap Growth Portfolio
(MIST) Turner Mid Cap Growth Portfolio                     (MSF) Frontier Mid Cap Growth Portfolio
(MSF) FI Value Leaders Portfolio                           (MSF) MFS Value Portfolio
(MSF) Oppenheimer Global Equity Portfolio (a)              (MIST) Met/Templeton Growth Portfolio (a)

a) At the close of business on April 26, 2013, the (MSF) Oppenheimer Global Equity Portfolio merged with and into the (MIST) Met/Templeton Growth Portfolio. Concurrently, Oppenheimer Funds, Inc. became the subadviser of the (MIST) Met/Templeton Growth Portfolio, the portfolio's investment objective and principal investment strategies changed, and the portfolio's name was changed to (MIST) Oppenheimer Global Equity Portfolio. Pursuant to these changes, (MSF) Oppenheimer Global Equity Portfolio was deemed to be the accounting and performance survivor of the merger for financial reporting purposes, and therefore, the results of MIST Oppenheimer Global Equity Sub-Account presented in the financial statements reflect the historical results of MSF Oppenheimer Global Equity Sub-Account prior to the merger, and the combined results thereafter.


4.  SIGNIFICANT ACCOUNTING POLICIES


BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts.


SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.


SECURITY VALUATION
A Sub-Account's investment in shares of a portfolio, series, or fund of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Sub-Accounts.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)


SECURITY VALUATION -- (CONCLUDED)
The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Separate Account prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Separate Account has categorized its assets based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets that the Separate Account has the ability to access.
Level 2 Observable inputs other than quoted prices in Level 1 that are observable either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market or prices for similar instruments.
Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets, representing the Separate Account's own assumptions about the assumptions a market participant would use in valuing the asset, and based on the best information available.

Each Sub-Account invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day. On that basis, the inputs used to value all shares held by the Separate Account, which are measured at fair value on a recurring basis, are classified as Level 2. There were no transfers between Level 1 and Level 2, and no activity in Level 3 during the year.


FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.


ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is between
3.0 and 6.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.


PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus of the Contracts, and are reported as contract transactions on the statements of changes in net assets of the applicable Sub-Accounts.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)


NET TRANSFERS
Funds transferred by the contract owner into or out of Sub-Accounts within the Separate Account or into or out of the fixed account, which is part the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Sub-Accounts.


USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.


5.  EXPENSES AND RELATED PARTY TRANSACTIONS


The following annual Separate Account charges paid to the Company, are asset-based charges assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Sub-Accounts:

      Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

      Administrative -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

      Optional Death Benefit Rider -- For an additional charge, the total death benefit payable may be increased based on increases in account value of the Contracts.

      Distribution Expense -- The risk that surrender charges will be insufficient to cover the actual costs of distribution which includes commissions, fees, registration costs, direct and indirect selling expenses.

      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

      Earnings Preservation Benefit -- For an additional charge, the Company will provide this additional death benefit.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2013:

     ----------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                                 0.70% - 2.05%
     ----------------------------------------------------------------------------------------------------------------------------
      Administrative                                                                                             0.10% - 0.25%
     ----------------------------------------------------------------------------------------------------------------------------
      Optional Death Benefit Rider                                                                               0.15% - 0.35%
     ----------------------------------------------------------------------------------------------------------------------------
      Distribution Expense                                                                                       0.10%
     ----------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                    1.50%
     ----------------------------------------------------------------------------------------------------------------------------
      Earnings Preservation Benefit                                                                              0.25%
     ----------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract. The range of effective rates disclosed above excludes any waivers granted to certain Sub-Accounts.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONCLUDED)


The following optional rider charges paid to the Company are charged at each contract anniversary date through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts:

      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

      Lifetime Withdrawal Guarantee -- For an additional charge, the Company will guarantee minimum withdrawals for life regardless of market conditions.

      Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee minimum withdrawals regardless of market conditions.

      Guaranteed Minimum Income Benefit -- For an additional charge, the Company will guarantee a minimum payment regardless of market conditions.

      Enhanced Death Benefit -- For an additional charge, the Company will guarantee a death benefit equal to the greater of the account value or the higher of two death benefit bases.

      Enhanced Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee that at least the entire amount of purchase payments will be returned through a series of withdrawals without annuitizing.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2013:

     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                 0.75%
     -------------------------------------------------------------------------------------------------------------------------
      Lifetime Withdrawal Guarantee                                                                           0.50% - 1.80%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Withdrawal Benefit                                                                           0.25% - 1.80%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Income Benefit                                                                       0.50% - 1.50%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Death Benefit                                                                                  0.60% - 1.50%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Guaranteed Withdrawal Benefit                                                                  0.55% - 1.00%
     -------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

A contract maintenance fee ranging from $30 to $40 is assessed on an annual basis for Contracts with a value of less than $50,000. A transfer fee ranging from $0 to $25 may be deducted after twelve transfers are made in a contract year or, for certain contracts, 2% of the amount transferred from the contract value, if less. For certain contracts, an administrative charge is also assessed which ranges from $12 to $29.50 for each Sub-Account in which the contract owner invests (waived if purchase payments equal or exceed $2,000 in the year, or if the account value is $10,000 or more at year end). For other Contracts the administrative charge is $21.50 plus $2.50 for each Sub-Account selected, subject to the same waiver terms. In addition, the Contracts impose a surrender charge which ranges from 0% to 9% if the contract is partially or fully surrendered within the specified surrender charge period. For certain contracts, a transaction charge of the lesser of $10 or 2% of the surrender is imposed on surrenders and a $10 charge is assessed for annuitizations. For those contract owners who choose optional living benefit riders or certain optional death benefit riders, these charges range from 0.25% to 1.80% of the benefit base and are charged at each contract anniversary date. These charges are paid to the Company and recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts.

MetLife Advisers, LLC, which acts in the capacity of investment adviser to the portfolios of the MIST and MSF Trusts, is an affiliate of the Company.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS


                                                                                                            FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2013                DECEMBER 31, 2013
                                                                  -------------------------------    -------------------------------
                                                                                                         COST OF         PROCEEDS
                                                                     SHARES           COST ($)        PURCHASES ($)   FROM SALES ($)
                                                                  -------------    --------------    --------------   --------------
     Alger Small Cap Growth Sub-Account.........................      1,953,805        57,250,154         8,367,037        6,625,484
     American Funds Bond Sub-Account............................     13,775,531       147,139,916        21,831,559        7,389,905
     American Funds Global Growth Sub-Account...................     10,522,269       223,509,854        12,990,684       18,551,511
     American Funds Global Small Capitalization Sub-Account.....      4,918,180        95,041,858        10,469,150       11,712,314
     American Funds Growth Sub-Account..........................     10,989,996       574,188,815        23,270,824       62,728,487
     American Funds Growth-Income Sub-Account...................      7,704,764       274,807,285        11,909,004       33,145,087
     DWS I International Sub-Account............................      2,052,186        20,756,206         1,433,339        2,082,585
     Federated High Income Bond Sub-Account.....................          3,660            25,725             1,732              468
     Federated Kaufman Sub-Account..............................          2,337            31,003             3,265            1,661
     Fidelity VIP Asset Manager Sub-Account.....................      5,120,330        78,221,722         1,832,124       10,277,909
     Fidelity VIP Contrafund Sub-Account........................     17,856,406       423,701,254        46,928,007       47,735,664
     Fidelity VIP Equity-Income Sub-Account.....................        255,672         5,773,353           567,078        1,049,969
     Fidelity VIP FundsManager 50% Sub-Account..................    169,341,698     1,893,521,701     1,448,712,994               --
     Fidelity VIP FundsManager 60% Sub-Account..................    341,365,269     3,336,110,670       184,779,786      215,424,352
     Fidelity VIP Growth Sub-Account............................      2,904,593       109,545,186         1,267,314       18,047,059
     Fidelity VIP Index 500 Sub-Account.........................        374,026        48,066,934         1,890,733        9,575,024
     Fidelity VIP Mid Cap Sub-Account...........................     12,544,437       367,482,168        75,428,895       19,321,498
     Fidelity VIP Money Market Sub-Account......................     76,155,366        76,155,366       264,136,300      261,640,341
     Fidelity VIP Overseas Sub-Account..........................        287,089         5,219,470           201,987          889,204
     FTVIPT Franklin Income Securities Sub-Account..............     18,532,766       277,580,598        34,739,012        8,570,345
     FTVIPT Franklin Small Cap Value Securities Sub-Account.....      5,319,858        83,521,426        16,513,930        5,117,658
     FTVIPT Mutual Shares Securities Sub-Account................      7,215,840       124,287,971         5,389,350       11,759,291
     FTVIPT Templeton Foreign Securities Sub-Account............      5,088,246        75,734,816         4,034,851       12,411,337
     FTVIPT Templeton Global Bond Securities Sub-Account........     13,692,658       253,733,342        53,566,361        5,257,847
     Invesco V.I. American Franchise Sub-Account................          3,234           111,443               621           35,535
     Invesco V.I. American Value Sub-Account....................      4,830,003        62,389,211         9,919,898        4,658,110
     Invesco V.I. Core Equity Sub-Account.......................          6,498           164,702             3,201           51,990
     Invesco V.I. Equity and Income Sub-Account.................     35,060,599       485,126,865        47,241,462       12,705,837
     Invesco V.I. Global Real Estate Sub-Account................      2,012,977        28,050,116         9,597,854        2,317,229
     Invesco V.I. Growth and Income Sub-Account.................     13,952,369       250,218,096        23,999,020       11,230,394
     Invesco V.I. International Growth Sub-Account..............      8,084,783       216,816,575        27,736,513        6,844,164
     Janus Aspen Global Research Sub-Account....................            173             4,105                73              426
     LMPVET ClearBridge Variable Aggressive Growth
       Sub-Account..............................................     10,526,694       173,680,862        31,834,893       14,731,303
     LMPVET ClearBridge Variable All Cap Value Sub-Account......      5,180,506       108,091,465        13,093,421       10,449,229
     LMPVET ClearBridge Variable Appreciation Sub-Account.......     12,072,871       297,272,179        46,243,652        5,053,515
     LMPVET ClearBridge Variable Equity Income Sub-Account......     13,279,712       148,789,202        29,700,748        7,561,386
     LMPVET ClearBridge Variable Large Cap Growth
       Sub-Account..............................................        226,398         3,757,586           797,143        1,061,468
     LMPVET ClearBridge Variable Large Cap Value Sub-Account....        359,950         5,522,541         1,851,418          917,410
     LMPVET ClearBridge Variable Small Cap Growth
       Sub-Account..............................................      4,673,830        76,531,477        26,245,513        5,068,007
     LMPVET Investment Counsel Variable Social Awareness
       Sub-Account..............................................          9,442           232,386            10,822           55,604
     LMPVET Variable Lifestyle Allocation 50% Sub-Account.......      3,101,366        37,754,389         9,234,898        2,451,069
     LMPVET Variable Lifestyle Allocation 70% Sub-Account.......        164,059         1,810,549           239,158          979,283
     LMPVET Variable Lifestyle Allocation 85% Sub-Account.......      5,758,589        66,979,732         3,730,962        7,599,475
     LMPVIT Western Asset Variable Global High Yield Bond
       Sub-Account..............................................     12,899,080       106,265,588        18,950,436        5,775,873
     MFS VIT Investors Trust Sub-Account........................            867            15,837               254              957
     MFS VIT New Discovery Sub-Account..........................          2,085            31,394               326           10,422
     MFS VIT Research Sub-Account...............................          2,221            36,602               952            2,823
     MIST AllianceBernstein Global Dynamic Allocation
       Sub-Account..............................................    288,647,584     2,874,906,144       339,151,646       70,031,864
     MIST American Funds Balanced Allocation Sub-Account........    300,384,157     2,654,037,106       288,642,114      273,202,760

(a)  For the period April 29, 2013 to December 31, 2013.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONTINUED)


                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2013               DECEMBER 31, 2013
                                                                  ------------------------------     ------------------------------
                                                                                                        COST OF         PROCEEDS
                                                                     SHARES           COST ($)       PURCHASES ($)   FROM SALES ($)
                                                                  -------------    -------------     -------------   --------------
     MIST American Funds Growth Allocation Sub-Account..........    156,668,590    1,261,388,927       187,273,795      118,934,248
     MIST American Funds Growth Sub-Account.....................     50,753,348      408,915,751        57,650,347       93,433,662
     MIST American Funds Moderate Allocation Sub-Account........    162,126,988    1,481,324,840       132,089,031      168,608,325
     MIST AQR Global Risk Balanced Sub-Account..................    309,084,305    3,317,257,824       431,509,043      576,853,585
     MIST BlackRock Global Tactical Strategies Sub-Account......    493,925,687    4,834,010,333       498,847,226      226,893,346
     MIST BlackRock High Yield Sub-Account......................     30,167,540      248,786,488        75,760,990       84,974,024
     MIST BlackRock Large Cap Core Sub-Account..................      1,321,838       12,022,012         2,361,192        4,326,602
     MIST Clarion Global Real Estate Sub-Account................     16,471,958      186,042,092        33,695,540       21,791,337
     MIST ClearBridge Aggressive Growth II Sub-Account..........      1,236,585       87,905,039        25,671,132       39,209,879
     MIST ClearBridge Aggressive Growth Sub-Account.............     34,402,945      285,713,931        64,106,785       39,794,082
     MIST Goldman Sachs Mid Cap Value Sub-Account...............      9,595,851      125,486,222        24,251,997       31,403,632
     MIST Harris Oakmark International Sub-Account..............     36,800,509      503,074,943        71,257,624       62,098,633
     MIST Invesco Balanced-Risk Allocation Sub-Account..........     79,693,833      828,213,545       299,761,843      123,809,111
     MIST Invesco Comstock Sub-Account..........................     30,548,350      269,995,421        33,140,328       30,436,307
     MIST Invesco Mid Cap Value Sub-Account.....................      7,049,086      100,237,071         7,632,318       26,084,710
     MIST Invesco Small Cap Growth Sub-Account..................     15,999,668      212,350,271        40,481,426       37,989,461
     MIST JPMorgan Core Bond Sub-Account........................     30,726,105      322,736,031       368,984,257      390,876,104
     MIST JPMorgan Global Active Allocation Sub-Account.........     64,494,802      685,972,211       411,902,306        1,046,679
     MIST JPMorgan Small Cap Value Sub-Account..................      1,398,723       18,072,538         1,214,511        4,652,727
     MIST Loomis Sayles Global Markets Sub-Account..............     12,202,424      138,603,312        12,633,756       33,927,527
     MIST Lord Abbett Bond Debenture Sub-Account................     19,329,797      235,054,182        46,184,123       55,703,031
     MIST Met/Eaton Vance Floating Rate Sub-Account.............      7,863,380       81,726,682        38,100,553        9,085,203
     MIST Met/Franklin Low Duration Total Return Sub-Account....     13,988,758      139,401,727       103,155,123        6,840,638
     MIST Met/Templeton International Bond Sub-Account..........      4,491,942       52,667,789         6,151,132        9,956,495
     MIST MetLife Aggressive Strategy Sub-Account...............     49,251,609      505,233,905        31,238,424       66,673,079
     MIST MetLife Balanced Plus Sub-Account.....................    545,623,587    5,483,698,749     1,326,655,191       29,363,967
     MIST MetLife Balanced Strategy Sub-Account.................    595,887,355    6,184,791,946       179,740,906      582,662,431
     MIST MetLife Defensive Strategy Sub-Account................    166,200,441    1,713,481,836       126,802,565      556,770,928
     MIST MetLife Growth Strategy Sub-Account...................    481,641,251    5,446,815,057       810,166,419      458,140,055
     MIST MetLife Moderate Strategy Sub-Account.................    285,069,002    2,916,035,754       125,354,093      359,014,276
     MIST MetLife Multi-Index Targeted Risk Sub-Account.........     18,679,458      202,610,249       191,498,331           48,099
     MIST MFS Emerging Markets Equity Sub-Account...............     44,365,465      429,598,932        57,899,097       24,196,300
     MIST MFS Research International Sub-Account................     27,847,098      301,254,346        12,515,033       40,936,928
     MIST Morgan Stanley Mid Cap Growth Sub-Account.............     15,499,415      162,566,616        20,430,987        9,125,428
     MIST Oppenheimer Global Equity Sub-Account.................      3,800,227       65,786,011        61,353,234        5,032,293
     MIST PIMCO Inflation Protected Bond Sub-Account............     83,143,341      917,851,914       113,879,964      147,677,711
     MIST PIMCO Total Return Sub-Account........................    170,631,086    2,023,321,900       195,309,222      261,044,205
     MIST Pioneer Fund Sub-Account..............................     15,949,343      210,761,236        32,571,171       21,029,394
     MIST Pioneer Strategic Income Sub-Account..................     82,625,885      876,148,740       186,717,427       40,347,909
     MIST Pyramis Government Income Sub-Account.................     69,421,888      747,414,598        57,541,272      248,471,876
     MIST Pyramis Managed Risk Sub-Account (a)..................      7,404,844       76,527,808        77,271,884          733,179
     MIST Schroders Global Multi-Asset Sub-Account..............     37,615,021      401,061,129       226,828,734       15,434,410
     MIST SSgA Growth and Income ETF Sub-Account................    122,339,438    1,318,083,174       105,350,093      161,848,161
     MIST SSgA Growth ETF Sub-Account...........................     39,535,139      399,830,404        57,552,201       48,415,555
     MIST T. Rowe Price Large Cap Value Sub-Account.............     20,556,073      503,855,462        37,831,867       83,996,502
     MIST T. Rowe Price Mid Cap Growth Sub-Account..............     48,128,833      393,410,732        44,118,921       76,252,053
     MIST Third Avenue Small Cap Value Sub-Account..............     15,828,125      220,268,628        14,374,066       56,713,788
     MSF Baillie Gifford International Stock Sub-Account........     29,234,216      273,113,712       311,182,861       42,899,023
     MSF Barclays Aggregate Bond Index Sub-Account..............     15,178,976      166,570,569        38,878,822       18,832,470
     MSF BlackRock Bond Income Sub-Account......................        538,412       57,649,078        12,957,166        9,373,622
     MSF BlackRock Capital Appreciation Sub-Account.............        403,724       10,024,567         2,229,406        2,708,887
     MSF BlackRock Large Cap Value Sub-Account..................        315,551        3,404,072           669,760          572,388
     MSF BlackRock Money Market Sub-Account.....................      4,613,432      461,343,188       176,370,619      284,137,550
     MSF Davis Venture Value Sub-Account........................     15,402,597      420,921,811        31,456,149      105,816,524
     MSF Frontier Mid Cap Growth Sub-Account (a)................      2,404,461       69,147,627        81,218,276       13,293,468

(a)  For the period April 29, 2013 to December 31, 2013.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONCLUDED)


                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2013               DECEMBER 31, 2013
                                                                  ------------------------------     ------------------------------
                                                                                                         COST OF        PROCEEDS
                                                                     SHARES           COST ($)        PURCHASES ($)  FROM SALES ($)
                                                                  -------------    -------------     --------------  --------------
     MSF Jennison Growth Sub-Account............................     37,390,273      429,630,599        69,265,860      113,538,069
     MSF Loomis Sayles Small Cap Core Sub-Account...............         46,607       10,168,424         3,048,297        4,215,033
     MSF Loomis Sayles Small Cap Growth Sub-Account.............         14,168          188,007           211,819           74,553
     MSF Met/Artisan Mid Cap Value Sub-Account..................      1,091,073      231,985,737        27,383,064       33,513,723
     MSF Met/Dimensional International Small Company
       Sub-Account..............................................      3,950,002       55,914,922        10,427,096        8,833,121
     MSF MetLife Conservative Allocation Sub-Account............        626,354        6,754,260           919,266        3,127,833
     MSF MetLife Conservative to Moderate Allocation
       Sub-Account..............................................        599,876        6,335,265           483,309          849,587
     MSF MetLife Mid Cap Stock Index Sub-Account................      6,902,966       92,816,482        28,544,426       18,949,282
     MSF MetLife Moderate Allocation Sub-Account................      3,261,902       36,107,143         2,229,013        5,177,503
     MSF MetLife Moderate to Aggressive Allocation Sub-Account..      3,987,522       44,870,344         1,095,801        6,663,266
     MSF MetLife Stock Index Sub-Account........................     13,516,120      389,602,723        60,002,522       68,223,696
     MSF MFS Total Return Sub-Account...........................        284,564       39,885,789        10,177,103        5,437,805
     MSF MFS Value Sub-Account..................................     14,761,892      212,369,045       193,949,379       28,267,507
     MSF MSCI EAFE Index Sub-Account............................      8,270,194       94,840,872        27,821,011       13,494,237
     MSF Neuberger Berman Genesis Sub-Account...................      9,637,909      136,490,541       142,024,747       20,468,073
     MSF Russell 2000 Index Sub-Account.........................      7,254,916       97,425,995        27,526,307       13,260,092
     MSF T. Rowe Price Large Cap Growth Sub-Account.............      6,246,221      121,943,961       135,856,780       16,437,400
     MSF T. Rowe Price Small Cap Growth Sub-Account.............        452,030        6,447,448         2,107,576        2,155,378
     MSF Van Eck Global Natural Resources Sub-Account...........      7,538,920      111,407,740        11,063,333       27,639,732
     MSF Western Asset Management U.S. Government
       Sub-Account..............................................     24,419,140      293,673,478        28,293,902       40,921,526
     Neuberger Berman Genesis Sub-Account.......................            170            6,315               744               84
     Oppenheimer Main Street Small Cap Fund/VA Sub-Account......      4,469,453       66,979,251         4,589,759       12,914,070
     Oppenheimer VA Core Bond Sub-Account.......................          1,105           11,403               459              403
     Oppenheimer VA Global Strategic Income Sub-Account.........            835            4,111               226               72
     Oppenheimer VA Main Street Sub-Account.....................          3,330           68,347             1,023            5,420
     Oppenheimer VA Money Sub-Account...........................          4,008            4,008                 1          108,958
     Pioneer VCT Disciplined Value Sub-Account..................        140,183        1,349,515           138,952          691,311
     Pioneer VCT Emerging Markets Sub-Account...................         29,182          698,961           114,121          161,395
     Pioneer VCT Equity Income Sub-Account......................         23,453          418,014            15,014           63,283
     Pioneer VCT Ibbotson Growth Allocation Sub-Account.........      1,594,684       12,459,847           731,230        2,137,215
     Pioneer VCT Ibbotson Moderate Allocation Sub-Account.......      2,404,547       20,332,710           858,176        2,875,809
     Pioneer VCT Mid Cap Value Sub-Account......................      3,154,897       54,265,442         2,889,298        5,251,801
     Pioneer VCT Real Estate Shares Sub-Account.................         13,450          194,425            45,554           18,061
     T. Rowe Price Growth Stock Sub-Account.....................        158,630        4,682,926           561,068        1,031,842
     T. Rowe Price International Stock Sub-Account..............         40,209          555,287            25,016           91,068
     T. Rowe Price Prime Reserve Sub-Account....................        558,450          558,450           508,210          672,907
     UIF U.S. Real Estate Sub-Account...........................      6,415,183      102,746,012        16,458,164        6,599,672

(a)  For the period April 29, 2013 to December 31, 2013.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS
    FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012:



                                         ALGER SMALL CAP GROWTH             AMERICAN FUNDS BOND
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  -------------------------------
                                          2013             2012            2013             2012
                                     --------------  ---------------  ---------------  --------------

Units beginning of year............       4,795,545        5,212,661        7,687,811       6,703,194
Units issued and transferred
   from other funding options......         231,164          325,189        2,005,667       2,184,489
Units redeemed and transferred to
   other funding options...........       (639,591)        (742,305)      (1,331,533)     (1,199,872)
                                     --------------  ---------------  ---------------  --------------
Units end of year..................       4,387,118        4,795,545        8,361,945       7,687,811
                                     ==============  ===============  ===============  ==============


                                                                              AMERICAN FUNDS
                                      AMERICAN FUNDS GLOBAL GROWTH      GLOBAL SMALL CAPITALIZATION
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  -------------------------------
                                          2013             2012             2013            2012
                                     ---------------  --------------  ---------------  --------------

Units beginning of year............        8,485,913       8,205,329        3,385,796       3,080,674
Units issued and transferred
   from other funding options......        1,261,036       1,718,893          652,214         863,669
Units redeemed and transferred to
   other funding options...........      (1,413,396)     (1,438,309)        (662,267)       (558,547)
                                     ---------------  --------------  ---------------  --------------
Units end of year..................        8,333,553       8,485,913        3,375,743       3,385,796
                                     ===============  ==============  ===============  ==============



                                          AMERICAN FUNDS GROWTH         AMERICAN FUNDS GROWTH-INCOME
                                               SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  -------------------------------
                                           2013            2012             2013            2012
                                     ---------------  ---------------  --------------  ---------------

Units beginning of year............        4,113,319        3,976,212       2,745,842        2,773,925
Units issued and transferred
   from other funding options......          453,387          749,508         297,744          440,944
Units redeemed and transferred to
   other funding options...........        (629,462)        (612,401)       (461,701)        (469,027)
                                     ---------------  ---------------  --------------  ---------------
Units end of year..................        3,937,244        4,113,319       2,581,885        2,745,842
                                     ===============  ===============  ==============  ===============

                                           DWS I INTERNATIONAL           FEDERATED HIGH INCOME BOND
                                               SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                          2013             2012              2013             2012
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............        2,040,232        2,245,605            2,556            3,549
Units issued and transferred
   from other funding options......          147,844          214,706               --               --
Units redeemed and transferred to
   other funding options...........        (299,464)        (420,079)             (11)            (993)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................        1,888,612        2,040,232            2,545            2,556
                                     ===============  ===============  ===============  ===============


                                             FEDERATED KAUFMAN           FIDELITY VIP ASSET MANAGER
                                                SUB-ACCOUNT                      SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                          2013             2012             2013             2012
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............            6,002           12,138        6,517,939        7,353,740
Units issued and transferred
   from other funding options......               --               --          203,227          274,275
Units redeemed and transferred to
   other funding options...........            (166)          (6,136)        (835,636)      (1,110,076)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................            5,836            6,002        5,885,530        6,517,939
                                     ===============  ===============  ===============  ===============


                                         FIDELITY VIP CONTRAFUND          FIDELITY VIP EQUITY-INCOME
                                               SUB-ACCOUNT                        SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                           2013             2012             2013             2012
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............       15,604,750       15,588,853          400,352          460,289
Units issued and transferred
   from other funding options......        4,408,947        2,218,180            5,137            3,099
Units redeemed and transferred to
   other funding options...........      (2,296,246)      (2,202,283)         (63,929)         (63,036)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................       17,717,451       15,604,750          341,560          400,352
                                     ===============  ===============  ===============  ===============

                                      FIDELITY VIP FUNDSMANAGER 50%     FIDELITY VIP FUNDSMANAGER 60%
                                               SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                          2013           2012 (a)           2013             2012
                                     ---------------  ---------------  ---------------  --------------

Units beginning of year............       39,080,828               --      345,636,001     272,464,191
Units issued and transferred
   from other funding options......      123,377,437       39,341,051          492,775      86,542,932
Units redeemed and transferred to
   other funding options...........      (3,504,235)        (260,223)     (12,977,090)    (13,371,122)
                                     ---------------  ---------------  ---------------  --------------
Units end of year..................      158,954,030       39,080,828      333,151,686     345,636,001
                                     ===============  ===============  ===============  ==============


                                           FIDELITY VIP GROWTH             FIDELITY VIP INDEX 500
                                               SUB-ACCOUNT                       SUB-ACCOUNT
                                     -------------------------------  --------------------------------
                                          2013             2012             2013             2012
                                     --------------  ---------------  ---------------  ---------------

Units beginning of year............       9,085,626        9,918,387        3,530,426        3,976,112
Units issued and transferred
   from other funding options......         341,709          730,546           21,793           28,294
Units redeemed and transferred to
   other funding options...........     (1,232,955)      (1,563,307)        (460,663)        (473,980)
                                     --------------  ---------------  ---------------  ---------------
Units end of year..................       8,194,380        9,085,626        3,091,556        3,530,426
                                     ==============  ===============  ===============  ===============


                                           FIDELITY VIP MID CAP           FIDELITY VIP MONEY MARKET
                                                SUB-ACCOUNT                      SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                           2013             2012             2013             2012
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............        7,598,912        6,289,465        8,041,430        8,001,050
Units issued and transferred
   from other funding options......        1,446,862        2,176,791      139,410,710      120,413,155
Units redeemed and transferred to
   other funding options...........      (1,253,103)        (867,344)    (139,144,730)    (120,372,775)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................        7,792,671        7,598,912        8,307,410        8,041,430
                                     ===============  ===============  ===============  ===============

                                                                               FTVIPT FRANKLIN
                                           FIDELITY VIP OVERSEAS              INCOME SECURITIES
                                                SUB-ACCOUNT                      SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                           2013             2012            2013             2012
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............          509,517          540,072        4,708,870        4,290,472
Units issued and transferred
   from other funding options......           12,503           26,857          860,767        1,191,730
Units redeemed and transferred to
   other funding options...........         (74,877)         (57,412)        (649,971)        (773,332)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................          447,143          509,517        4,919,666        4,708,870
                                     ===============  ===============  ===============  ===============


                                             FTVIPT FRANKLIN                 FTVIPT MUTUAL SHARES
                                       SMALL CAP VALUE SECURITIES                 SECURITIES
                                               SUB-ACCOUNT                        SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                          2013             2012              2013             2012
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............        8,321,925        5,710,847        5,768,385        5,952,328
Units issued and transferred
   from other funding options......        2,576,537        3,738,614          550,522          965,771
Units redeemed and transferred to
   other funding options...........      (1,714,039)      (1,127,536)        (841,541)      (1,149,714)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................        9,184,423        8,321,925        5,477,366        5,768,385
                                     ===============  ===============  ===============  ===============


                                             FTVIPT TEMPLETON                 FTVIPT TEMPLETON
                                            FOREIGN SECURITIES             GLOBAL BOND SECURITIES
                                                SUB-ACCOUNT                      SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                           2013             2012            2013             2012
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............        2,730,167        2,720,421       11,067,808        8,104,261
Units issued and transferred
   from other funding options......          184,075          444,001        3,547,855        4,284,150
Units redeemed and transferred to
   other funding options...........        (457,225)        (434,255)      (1,664,761)      (1,320,603)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................        2,457,017        2,730,167       12,950,902       11,067,808
                                     ===============  ===============  ===============  ===============

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.
(d) For the period April 29, 2013 to December 31, 2013.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012:


                                      INVESCO V.I. AMERICAN FRANCHISE       INVESCO V.I. AMERICAN VALUE
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                     ----------------------------------  ---------------------------------
                                           2013              2012              2013              2012
                                     ----------------  ----------------  ----------------  ---------------

Units beginning of year............            28,015            18,874         5,515,798        4,490,470
Units issued and transferred
   from other funding options......                 5            17,706         1,405,833        1,827,974
Units redeemed and transferred to
   other funding options...........           (5,873)           (8,565)         (958,158)        (802,646)
                                     ----------------  ----------------  ----------------  ---------------
Units end of year..................            22,147            28,015         5,963,473        5,515,798
                                     ================  ================  ================  ===============


                                         INVESCO V.I. CORE EQUITY        INVESCO V.I. EQUITY AND INCOME
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                     --------------------------------  ----------------------------------
                                          2013             2012              2013              2012
                                     ---------------  ---------------  ----------------  ----------------

Units beginning of year............           49,005           63,191        29,563,858        27,370,136
Units issued and transferred
   from other funding options......                1               18         5,739,587         6,876,521
Units redeemed and transferred to
   other funding options...........          (9,171)         (14,204)       (3,975,190)       (4,682,799)
                                     ---------------  ---------------  ----------------  ----------------
Units end of year..................           39,835           49,005        31,328,255        29,563,858
                                     ===============  ===============  ================  ================


                                      INVESCO V.I. GLOBAL REAL ESTATE     INVESCO V.I. GROWTH AND INCOME
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                     ----------------------------------  ----------------------------------
                                           2013              2012              2013              2012
                                     ----------------  ----------------  ----------------  ----------------

Units beginning of year............         2,556,360         1,863,096        13,407,203        11,777,382
Units issued and transferred
   from other funding options......         1,352,296         1,078,991         2,432,918         3,449,278
Units redeemed and transferred to
   other funding options...........         (654,076)         (385,727)       (2,040,267)       (1,819,457)
                                     ----------------  ----------------  ----------------  ----------------
Units end of year..................         3,254,580         2,556,360        13,799,854        13,407,203
                                     ================  ================  ================  ================


                                     INVESCO V.I. INTERNATIONAL GROWTH    JANUS ASPEN GLOBAL RESEARCH
                                                SUB-ACCOUNT                       SUB-ACCOUNT
                                     ---------------------------------  -------------------------------
                                           2013            2012              2013             2012
                                      --------------  --------------    --------------  ---------------

Units beginning of year............        8,127,475       6,481,068               769              769
Units issued and transferred
   from other funding options......        1,760,912       2,444,775                --               --
Units redeemed and transferred to
   other funding options...........        (987,033)       (798,368)              (48)               --
                                      --------------  --------------    --------------  ---------------
Units end of year..................        8,901,354       8,127,475               721              769
                                      ==============  ==============    ==============  ===============


                                            LMPVET CLEARBRIDGE               LMPVET CLEARBRIDGE
                                        VARIABLE AGGRESSIVE GROWTH         VARIABLE ALL CAP VALUE
                                                SUB-ACCOUNT                      SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                           2013             2012            2013             2012
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............       11,687,754       11,855,614        3,081,671        3,213,146
Units issued and transferred
   from other funding options......        2,702,461        2,474,667          316,163          465,469
Units redeemed and transferred to
   other funding options...........      (2,411,214)      (2,642,527)        (475,543)        (596,944)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................       11,979,001       11,687,754        2,922,291        3,081,671
                                     ===============  ===============  ===============  ===============


                                           LMPVET CLEARBRIDGE                LMPVET CLEARBRIDGE
                                          VARIABLE APPRECIATION            VARIABLE EQUITY INCOME
                                               SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  -------------------------------
                                          2013             2012             2013             2012
                                     ---------------  ---------------  ---------------  --------------

Units beginning of year............        7,908,912        7,021,537        9,055,914       8,013,455
Units issued and transferred
   from other funding options......        1,753,644        2,091,600        2,599,732       2,895,083
Units redeemed and transferred to
   other funding options...........      (1,058,149)      (1,204,225)      (1,411,492)     (1,852,624)
                                     ---------------  ---------------  ---------------  --------------
Units end of year..................        8,604,407        7,908,912       10,244,154       9,055,914
                                     ===============  ===============  ===============  ==============

                                       LMPVET CLEARBRIDGE VARIABLE       LMPVET CLEARBRIDGE VARIABLE
                                            LARGE CAP GROWTH                   LARGE CAP VALUE
                                               SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  -------------------------------
                                           2013            2012             2013             2012
                                     ---------------  ---------------  --------------  ---------------

Units beginning of year............          283,429          363,040         286,427          265,335
Units issued and transferred
   from other funding options......           16,933           26,721          91,925           92,095
Units redeemed and transferred to
   other funding options...........         (57,408)        (106,332)        (58,751)         (71,003)
                                     ---------------  ---------------  --------------  ---------------
Units end of year..................          242,954          283,429         319,601          286,427
                                     ===============  ===============  ==============  ===============


                                       LMPVET CLEARBRIDGE VARIABLE        LMPVET INVESTMENT COUNSEL
                                            SMALL CAP GROWTH              VARIABLE SOCIAL AWARENESS
                                               SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  -------------------------------
                                           2013            2012             2013             2012
                                     ---------------  ---------------  --------------  ---------------

Units beginning of year............        3,457,289        2,686,955           9,185           17,377
Units issued and transferred
   from other funding options......        1,487,008        1,387,037             363              341
Units redeemed and transferred to
   other funding options...........        (841,470)        (616,703)         (1,616)          (8,533)
                                     ---------------  ---------------  --------------  ---------------
Units end of year..................        4,102,827        3,457,289           7,932            9,185
                                     ===============  ===============  ==============  ===============


                                             LMPVET VARIABLE                  LMPVET VARIABLE
                                        LIFESTYLE ALLOCATION 50%         LIFESTYLE ALLOCATION 70%
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  -------------------------------
                                          2013             2012            2013             2012
                                     ---------------  --------------  --------------  ---------------

Units beginning of year............        1,699,443       1,414,982         162,342          219,583
Units issued and transferred
   from other funding options......          532,901         529,688          12,965            1,501
Units redeemed and transferred to
   other funding options...........        (220,911)       (245,227)        (53,912)         (58,742)
                                     ---------------  --------------  --------------  ---------------
Units end of year..................        2,011,433       1,699,443         121,395          162,342
                                     ===============  ==============  ==============  ===============

                                        LMPVET VARIABLE LIFESTYLE      LMPVIT WESTERN ASSET VARIABLE
                                             ALLOCATION 85%               GLOBAL HIGH YIELD BOND
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  ------------------------------
                                          2013             2012            2013            2012
                                     ---------------  --------------  --------------  --------------

Units beginning of year............        5,015,187       4,732,454       4,039,328       3,594,817
Units issued and transferred
   from other funding options......          343,106         820,273       1,173,324       1,232,020
Units redeemed and transferred to
   other funding options...........        (568,108)       (537,540)       (825,774)       (787,509)
                                     ---------------  --------------  --------------  --------------
Units end of year..................        4,790,185       5,015,187       4,386,878       4,039,328
                                     ===============  ==============  ==============  ==============



                                          MFS VIT INVESTORS TRUST            MFS VIT NEW DISCOVERY
                                                SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                           2013             2012             2013             2012
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............            3,616            7,050            4,161            4,939
Units issued and transferred
   from other funding options......               --               --               --               --
Units redeemed and transferred to
   other funding options...........             (99)          (3,434)            (867)            (778)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................            3,517            3,616            3,294            4,161
                                     ===============  ===============  ===============  ===============


                                                                        MIST ALLIANCEBERNSTEIN GLOBAL
                                            MFS VIT RESEARCH                 DYNAMIC ALLOCATION
                                               SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                           2013            2012             2013             2012
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............            8,335            8,675      267,334,005      168,434,681
Units issued and transferred
   from other funding options......               92               --       49,782,034      116,824,775
Units redeemed and transferred to
   other funding options...........            (295)            (340)     (30,859,953)     (17,925,451)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................            8,132            8,335      286,256,086      267,334,005
                                     ===============  ===============  ===============  ===============

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.
(d) For the period April 29, 2013 to December 31, 2013.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012:


                                              MIST AMERICAN                  MIST AMERICAN FUNDS
                                        FUNDS BALANCED ALLOCATION             GROWTH ALLOCATION
                                               SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  -------------------------------
                                           2013            2012             2013             2012
                                     ---------------  ---------------  --------------  ---------------

Units beginning of year............      292,605,761      306,967,734     149,020,463      159,224,115
Units issued and transferred
   from other funding options......       18,431,005       19,362,093      20,136,813       14,465,078
Units redeemed and transferred to
   other funding options...........     (34,206,231)     (33,724,066)    (21,362,764)     (24,668,730)
                                     ---------------  ---------------  --------------  ---------------
Units end of year..................      276,830,535      292,605,761     147,794,512      149,020,463
                                     ===============  ===============  ==============  ===============


                                                                             MIST AMERICAN FUNDS
                                       MIST AMERICAN FUNDS GROWTH            MODERATE ALLOCATION
                                               SUB-ACCOUNT                       SUB-ACCOUNT
                                     -------------------------------  --------------------------------
                                          2013             2012             2013            2012
                                     ---------------  --------------  ---------------  ---------------

Units beginning of year............       54,812,434      64,256,598      159,499,085      168,982,398
Units issued and transferred
   from other funding options......       19,877,224       8,420,717        6,661,377       10,897,945
Units redeemed and transferred to
   other funding options...........     (15,095,840)    (17,864,881)     (18,387,247)     (20,381,258)
                                     ---------------  --------------  ---------------  ---------------
Units end of year..................       59,593,818      54,812,434      147,773,215      159,499,085
                                     ===============  ==============  ===============  ===============


                                          MIST AQR GLOBAL RISK             MIST BLACKROCK GLOBAL
                                                BALANCED                    TACTICAL STRATEGIES
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  --------------------------------
                                          2013             2012             2013            2012
                                     --------------  ---------------  ---------------  ---------------

Units beginning of year............     324,843,850      179,038,392      471,913,542      297,189,715
Units issued and transferred
   from other funding options......      59,582,950      166,064,494       76,646,145      206,814,495
Units redeemed and transferred to
   other funding options...........    (89,318,604)     (20,259,036)     (60,984,960)     (32,090,668)
                                     --------------  ---------------  ---------------  ---------------
Units end of year..................     295,108,196      324,843,850      487,574,727      471,913,542
                                     ==============  ===============  ===============  ===============


                                        MIST BLACKROCK HIGH YIELD       MIST BLACKROCK LARGE CAP CORE
                                               SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  -------------------------------
                                           2013            2012             2013             2012
                                     ---------------  ---------------  --------------  ---------------

Units beginning of year............       11,949,833       10,891,616       1,423,242        1,414,721
Units issued and transferred
   from other funding options......        4,448,298        6,729,999         248,426          448,336
Units redeemed and transferred to
   other funding options...........      (5,614,449)      (5,671,782)       (411,414)        (439,815)
                                     ---------------  ---------------  --------------  ---------------
Units end of year..................       10,783,682       11,949,833       1,260,254        1,423,242
                                     ===============  ===============  ==============  ===============


                                                                               MIST CLEARBRIDGE
                                     MIST CLARION GLOBAL REAL ESTATE         AGGRESSIVE GROWTH II
                                               SUB-ACCOUNT                        SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                          2013             2012              2013            2012
                                     ---------------  --------------   ---------------  ---------------

Units beginning of year............       10,967,900      11,304,866           687,043          543,584
Units issued and transferred
   from other funding options......        3,149,547       2,105,122           252,978          362,623
Units redeemed and transferred to
   other funding options...........      (3,017,856)     (2,442,088)         (335,228)        (219,164)
                                     ---------------  --------------   ---------------  ---------------
Units end of year..................       11,099,591      10,967,900           604,793          687,043
                                     ===============  ==============   ===============  ===============


                                            MIST CLEARBRIDGE                MIST GOLDMAN SACHS
                                            AGGRESSIVE GROWTH                  MID CAP VALUE
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  -------------------------------
                                          2013             2012            2013             2012
                                     --------------  ---------------  ---------------  --------------

Units beginning of year............      33,802,849       35,764,496        8,486,283       9,263,271
Units issued and transferred
   from other funding options......      12,353,599        7,911,776        2,123,717       1,124,342
Units redeemed and transferred to
   other funding options...........     (9,856,765)      (9,873,423)      (2,670,616)     (1,901,330)
                                     --------------  ---------------  ---------------  --------------
Units end of year..................      36,299,683       33,802,849        7,939,384       8,486,283
                                     ==============  ===============  ===============  ==============

                                           MIST HARRIS OAKMARK                MIST INVESCO
                                              INTERNATIONAL             BALANCED-RISK ALLOCATION
                                               SUB-ACCOUNT                     SUB-ACCOUNT
                                     ------------------------------  -------------------------------
                                          2013            2012             2013          2012 (b)
                                     --------------  --------------  ---------------  --------------

Units beginning of year............      25,722,293      28,033,038      631,214,101              --
Units issued and transferred
   from other funding options......       6,769,558       5,193,899      443,294,590     650,591,123
Units redeemed and transferred to
   other funding options...........     (6,722,399)     (7,504,644)    (273,647,738)    (19,377,022)
                                     --------------  --------------  ---------------  --------------
Units end of year..................      25,769,452      25,722,293      800,860,953     631,214,101
                                     ==============  ==============  ===============  ==============



                                          MIST INVESCO COMSTOCK           MIST INVESCO MID CAP VALUE
                                               SUB-ACCOUNT                        SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                           2013            2012              2013            2012
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............       26,662,653       25,137,797        5,175,603        5,366,862
Units issued and transferred
   from other funding options......        6,360,415        7,479,612          726,776          997,969
Units redeemed and transferred to
   other funding options...........      (6,133,804)      (5,954,756)      (1,282,477)      (1,189,228)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................       26,889,264       26,662,653        4,619,902        5,175,603
                                     ===============  ===============  ===============  ===============



                                      MIST INVESCO SMALL CAP GROWTH       MIST JPMORGAN CORE BOND
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  -------------------------------
                                          2013             2012            2013             2012
                                     --------------  ---------------  --------------  ---------------

Units beginning of year............      13,528,657       13,942,780      31,242,391       32,528,572
Units issued and transferred
   from other funding options......       3,270,520        3,212,680      69,538,044        7,302,721
Units redeemed and transferred to
   other funding options...........     (3,796,043)      (3,626,803)    (71,340,945)      (8,588,902)
                                     --------------  ---------------  --------------  ---------------
Units end of year..................      13,003,134       13,528,657      29,439,490       31,242,391
                                     ==============  ===============  ==============  ===============

                                           MIST JPMORGAN GLOBAL
                                             ACTIVE ALLOCATION          MIST JPMORGAN SMALL CAP VALUE
                                                SUB-ACCOUNT                      SUB-ACCOUNT
                                     --------------------------------  -------------------------------
                                           2013          2012 (b)           2013             2012
                                     ---------------  ---------------  ---------------  --------------

Units beginning of year............      269,034,003               --        1,643,159       1,650,824
Units issued and transferred
   from other funding options......      441,036,411      274,291,117          124,281         241,604
Units redeemed and transferred to
   other funding options...........     (60,216,445)      (5,257,114)        (311,857)       (249,269)
                                     ---------------  ---------------  ---------------  --------------
Units end of year..................      649,853,969      269,034,003        1,455,583       1,643,159
                                     ===============  ===============  ===============  ==============


                                            MIST LOOMIS SAYLES                MIST LORD ABBETT
                                              GLOBAL MARKETS                   BOND DEBENTURE
                                                SUB-ACCOUNT                      SUB-ACCOUNT
                                     --------------------------------  ------------------------------
                                           2013            2012             2013            2012
                                     ---------------  ---------------  --------------  --------------

Units beginning of year............       12,318,466       13,161,956      10,178,078      10,848,076
Units issued and transferred
   from other funding options......        1,930,340        2,618,481       2,088,131       1,371,896
Units redeemed and transferred to
   other funding options...........      (3,405,983)      (3,461,971)     (2,925,191)     (2,041,894)
                                     ---------------  ---------------  --------------  --------------
Units end of year..................       10,842,823       12,318,466       9,341,018      10,178,078
                                     ===============  ===============  ==============  ==============


                                          MIST MET/EATON VANCE                MIST MET/FRANKLIN
                                              FLOATING RATE               LOW DURATION TOTAL RETURN
                                               SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  ------------------------------
                                           2013            2012             2013            2012
                                     ---------------  ---------------  --------------  --------------

Units beginning of year............        5,007,151        4,263,176       4,349,231       2,835,514
Units issued and transferred
   from other funding options......        4,910,363        2,295,738      13,737,199       2,859,109
Units redeemed and transferred to
   other funding options...........      (2,397,545)      (1,551,763)     (4,035,637)     (1,345,392)
                                     ---------------  ---------------  --------------  --------------
Units end of year..................        7,519,969        5,007,151      14,050,793       4,349,231
                                     ===============  ===============  ==============  ==============

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.
(d) For the period April 29, 2013 to December 31, 2013.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012:


                                           MIST MET/TEMPLETON                 MIST METLIFE
                                           INTERNATIONAL BOND              AGGRESSIVE STRATEGY
                                               SUB-ACCOUNT                     SUB-ACCOUNT
                                     ------------------------------  -------------------------------
                                          2013            2012            2013             2012
                                     --------------  --------------  --------------  ---------------

Units beginning of year............       4,238,395       4,276,073      44,655,767       49,390,389
Units issued and transferred
   from other funding options......         985,885       1,128,325       4,811,432        4,301,820
Units redeemed and transferred to
   other funding options...........     (1,318,951)     (1,166,003)     (7,015,919)      (9,036,442)
                                     --------------  --------------  --------------  ---------------
Units end of year..................       3,905,329       4,238,395      42,451,280       44,655,767
                                     ==============  ==============  ==============  ===============


                                               MIST METLIFE                     MIST METLIFE
                                               BALANCED PLUS                  BALANCED STRATEGY
                                                SUB-ACCOUNT                      SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                           2013             2012             2013            2012
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............      438,994,467      257,076,022      550,560,779      592,824,603
Units issued and transferred
   from other funding options......      154,477,158      208,342,594       36,007,453       38,366,523
Units redeemed and transferred to
   other funding options...........     (46,374,998)     (26,424,149)     (67,366,811)     (80,630,347)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................      547,096,627      438,994,467      519,201,421      550,560,779
                                     ===============  ===============  ===============  ===============


                                              MIST METLIFE                      MIST METLIFE
                                           DEFENSIVE STRATEGY                  GROWTH STRATEGY
                                               SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                          2013             2012             2013             2012
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............      178,585,503      186,262,512      407,576,342      446,977,194
Units issued and transferred
   from other funding options......       12,195,405       36,676,249       80,860,643       23,060,082
Units redeemed and transferred to
   other funding options...........     (50,200,387)     (44,353,258)     (53,560,238)     (62,460,934)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................      140,580,521      178,585,503      434,876,747      407,576,342
                                     ===============  ===============  ===============  ===============

                                              MIST METLIFE               MIST METLIFE MULTI-INDEX
                                            MODERATE STRATEGY                  TARGETED RISK
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  ------------------------------
                                          2013             2012            2013          2012 (c)
                                     --------------  ---------------  --------------  --------------

Units beginning of year............     266,549,696      281,377,647      11,094,386              --
Units issued and transferred
   from other funding options......      19,283,696       27,689,670     150,360,164      11,117,372
Units redeemed and transferred to
   other funding options...........    (38,726,315)     (42,517,621)     (7,504,407)        (22,986)
                                     --------------  ---------------  --------------  --------------
Units end of year..................     247,107,077      266,549,696     153,950,143      11,094,386
                                     ==============  ===============  ==============  ==============


                                                MIST MFS                         MIST MFS
                                         EMERGING MARKETS EQUITY          RESEARCH INTERNATIONAL
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  -------------------------------
                                          2013             2012            2013             2012
                                     ---------------  --------------  ---------------  --------------

Units beginning of year............       38,352,212      37,004,554       21,667,563      22,841,018
Units issued and transferred
   from other funding options......       12,177,917       9,475,344        2,142,621       3,053,885
Units redeemed and transferred to
   other funding options...........      (8,906,952)     (8,127,686)      (4,193,701)     (4,227,340)
                                     ---------------  --------------  ---------------  --------------
Units end of year..................       41,623,177      38,352,212       19,616,483      21,667,563
                                     ===============  ==============  ===============  ==============


                                           MIST MORGAN STANLEY               MIST OPPENHEIMER
                                             MID CAP GROWTH                    GLOBAL EQUITY
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  -------------------------------
                                          2013             2012             2013            2012
                                     ---------------  --------------  ---------------  --------------

Units beginning of year............       12,225,316       8,735,505          500,711         559,531
Units issued and transferred
   from other funding options......        3,100,228       4,900,360        3,443,548          38,793
Units redeemed and transferred to
   other funding options...........      (2,225,641)     (1,410,549)        (816,539)        (97,613)
                                     ---------------  --------------  ---------------  --------------
Units end of year..................       13,099,903      12,225,316        3,127,720         500,711
                                     ===============  ==============  ===============  ==============

                                               MIST PIMCO                       MIST PIMCO
                                        INFLATION PROTECTED BOND               TOTAL RETURN
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  -------------------------------
                                          2013            2012             2013            2012
                                     --------------  ---------------  --------------  ---------------

Units beginning of year............      64,013,091       63,087,877     128,302,689      132,311,947
Units issued and transferred
   from other funding options......      14,947,068       16,960,767      24,830,457       27,859,521
Units redeemed and transferred to
   other funding options...........    (21,311,654)     (16,035,553)    (34,713,308)     (31,868,779)
                                     --------------  ---------------  --------------  ---------------
Units end of year..................      57,648,505       64,013,091     118,419,838      128,302,689
                                     ==============  ===============  ==============  ===============


                                                                               MIST PIONEER
                                            MIST PIONEER FUND                STRATEGIC INCOME
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  -------------------------------
                                          2013            2012             2013            2012
                                     --------------  ---------------  --------------  ---------------

Units beginning of year............      11,331,680        9,480,402      29,638,373       24,444,162
Units issued and transferred
   from other funding options......       3,073,514        3,453,766      17,942,693       10,611,047
Units redeemed and transferred to
   other funding options...........     (1,972,643)      (1,602,488)     (6,131,045)      (5,416,836)
                                     --------------  ---------------  --------------  ---------------
Units end of year..................      12,432,551       11,331,680      41,450,021       29,638,373
                                     ==============  ===============  ==============  ===============


                                              MIST PYRAMIS             MIST PYRAMIS
                                            GOVERNMENT INCOME          MANAGED RISK
                                               SUB-ACCOUNT              SUB-ACCOUNT
                                     -------------------------------  --------------
                                          2013            2012           2013 (d)
                                     --------------  ---------------  --------------

Units beginning of year............      88,599,553       45,618,019              --
Units issued and transferred
   from other funding options......      20,394,869       64,826,342       7,910,133
Units redeemed and transferred to
   other funding options...........    (39,506,061)     (21,844,808)       (616,086)
                                     --------------  ---------------  --------------
Units end of year..................      69,488,361       88,599,553       7,294,047
                                     ==============  ===============  ==============

                                             MIST SCHRODERS                      MIST SSGA
                                           GLOBAL MULTI-ASSET              GROWTH AND INCOME ETF
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  -------------------------------
                                          2013          2012 (b)           2013             2012
                                     --------------  ---------------  --------------  ---------------

Units beginning of year............     179,641,654               --     118,446,237      120,297,977
Units issued and transferred
   from other funding options......     254,720,312      184,349,381       8,842,539       17,478,592
Units redeemed and transferred to
   other funding options...........    (59,100,608)      (4,707,727)    (16,853,399)     (19,330,332)
                                     --------------  ---------------  --------------  ---------------
Units end of year..................     375,261,358      179,641,654     110,435,377      118,446,237
                                     ==============  ===============  ==============  ===============


                                                                            MIST T. ROWE PRICE
                                          MIST SSGA GROWTH ETF                LARGE CAP VALUE
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  -------------------------------
                                          2013             2012            2013            2012
                                     --------------  ---------------  --------------  ---------------

Units beginning of year............      36,733,044       37,984,453      12,231,249       13,446,503
Units issued and transferred
   from other funding options......       5,769,705        8,263,310       1,603,300        1,153,503
Units redeemed and transferred to
   other funding options...........     (6,583,525)      (9,514,719)     (2,513,569)      (2,368,757)
                                     --------------  ---------------  --------------  ---------------
Units end of year..................      35,919,224       36,733,044      11,320,980       12,231,249
                                     ==============  ===============  ==============  ===============


                                           MIST T. ROWE PRICE                MIST THIRD AVENUE
                                             MID CAP GROWTH                   SMALL CAP VALUE
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  -------------------------------
                                          2013             2012            2013             2012
                                     --------------  ---------------  --------------  ---------------

Units beginning of year............      41,941,697       44,089,511      15,859,523       18,611,699
Units issued and transferred
   from other funding options......       6,286,743        7,017,740       1,894,187        1,630,404
Units redeemed and transferred to
   other funding options...........    (10,262,528)      (9,165,554)     (3,760,994)      (4,382,580)
                                     --------------  ---------------  --------------  ---------------
Units end of year..................      37,965,912       41,941,697      13,992,716       15,859,523
                                     ==============  ===============  ==============  ===============

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.
(d) For the period April 29, 2013 to December 31, 2013.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012:


                                           MSF BAILLIE GIFFORD                  MSF BARCLAYS
                                           INTERNATIONAL STOCK              AGGREGATE BOND INDEX
                                               SUB-ACCOUNT                       SUB-ACCOUNT
                                     -------------------------------  --------------------------------
                                          2013             2012             2013            2012
                                     ---------------  --------------  ---------------  ---------------

Units beginning of year............          219,106         282,028       10,756,748        8,083,366
Units issued and transferred
   from other funding options......       35,014,663          25,473        6,105,533        4,814,657
Units redeemed and transferred to
   other funding options...........      (5,683,952)        (88,395)      (3,325,344)      (2,141,275)
                                     ---------------  --------------  ---------------  ---------------
Units end of year..................       29,549,817         219,106       13,536,937       10,756,748
                                     ===============  ==============  ===============  ===============


                                              MSF BLACKROCK                   MSF BLACKROCK
                                               BOND INCOME                CAPITAL APPRECIATION
                                               SUB-ACCOUNT                     SUB-ACCOUNT
                                     ------------------------------  -------------------------------
                                          2013            2012            2013             2012
                                     --------------  --------------  ---------------  --------------

Units beginning of year............       1,045,629         953,075          745,728         814,200
Units issued and transferred
   from other funding options......         259,586         277,049          149,273         197,460
Units redeemed and transferred to
   other funding options...........       (250,867)       (184,495)        (173,786)       (265,932)
                                     --------------  --------------  ---------------  --------------
Units end of year..................       1,054,348       1,045,629          721,215         745,728
                                     ==============  ==============  ===============  ==============


                                               MSF BLACKROCK                    MSF BLACKROCK
                                              LARGE CAP VALUE                   MONEY MARKET
                                                SUB-ACCOUNT                      SUB-ACCOUNT
                                     --------------------------------  -------------------------------
                                           2013            2012             2013             2012
                                     ---------------  ---------------  --------------  ---------------

Units beginning of year............          230,438          252,494      53,484,009       59,067,302
Units issued and transferred
   from other funding options......           39,765           44,601      42,460,926       43,722,394
Units redeemed and transferred to
   other funding options...........         (45,013)         (66,657)    (51,615,737)     (49,305,687)
                                     ---------------  ---------------  --------------  ---------------
Units end of year..................          225,190          230,438      44,329,198       53,484,009
                                     ===============  ===============  ==============  ===============

                                                                        MSF FRONTIER
                                          MSF DAVIS VENTURE VALUE      MID CAP GROWTH         MSF JENNISON GROWTH
                                                SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
                                     --------------------------------  ---------------  -------------------------------
                                           2013             2012          2013 (d)           2013             2012
                                     ---------------  ---------------  ---------------  ---------------  --------------

Units beginning of year............       41,401,029       48,368,185               --       35,125,323      20,877,221
Units issued and transferred
   from other funding options......        3,841,529        3,838,366        5,813,772        6,890,303      22,832,898
Units redeemed and transferred to
   other funding options...........      (9,032,971)     (10,805,522)      (1,046,051)      (9,441,429)     (8,584,796)
                                     ---------------  ---------------  ---------------  ---------------  --------------
Units end of year..................       36,209,587       41,401,029        4,767,721       32,574,197      35,125,323
                                     ===============  ===============  ===============  ===============  ==============


                                             MSF LOOMIS SAYLES                MSF LOOMIS SAYLES
                                              SMALL CAP CORE                  SMALL CAP GROWTH
                                                SUB-ACCOUNT                      SUB-ACCOUNT
                                     --------------------------------  -------------------------------
                                           2013            2012             2013           2012 (b)
                                     ---------------  ---------------  ---------------  --------------

Units beginning of year............          330,015          310,374            3,306              --
Units issued and transferred
   from other funding options......           60,857           98,496           13,578           3,306
Units redeemed and transferred to
   other funding options...........        (107,545)         (78,855)          (4,378)              --
                                     ---------------  ---------------  ---------------  --------------
Units end of year..................          283,327          330,015           12,506           3,306
                                     ===============  ===============  ===============  ==============


                                             MSF MET/ARTISAN
                                              MID CAP VALUE
                                               SUB-ACCOUNT
                                     -------------------------------
                                          2013             2012
                                     --------------  ---------------

Units beginning of year............      13,419,571       14,599,235
Units issued and transferred
   from other funding options......       2,613,526        1,633,041
Units redeemed and transferred to
   other funding options...........     (2,907,307)      (2,812,705)
                                     --------------  ---------------
Units end of year..................      13,125,790       13,419,571
                                     ==============  ===============

                                           MSF MET/DIMENSIONAL                   MSF METLIFE
                                       INTERNATIONAL SMALL COMPANY         CONSERVATIVE ALLOCATION
                                               SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                          2013             2012             2013             2012
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............        3,203,412        3,336,605          735,694          850,770
Units issued and transferred
   from other funding options......          832,391          791,959           51,604           73,579
Units redeemed and transferred to
   other funding options...........        (827,252)        (925,152)        (230,263)        (188,655)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................        3,208,551        3,203,412          557,035          735,694
                                     ===============  ===============  ===============  ===============


                                       MSF METLIFE CONSERVATIVE TO               MSF METLIFE
                                           MODERATE ALLOCATION               MID CAP STOCK INDEX
                                               SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                          2013             2012             2013             2012
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............          588,986          608,383        4,914,049        4,708,991
Units issued and transferred
   from other funding options......           17,083           51,385        2,339,087        1,761,634
Units redeemed and transferred to
   other funding options...........         (55,173)         (70,782)      (1,751,777)      (1,556,576)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................          550,896          588,986        5,501,359        4,914,049
                                     ===============  ===============  ===============  ===============


                                               MSF METLIFE                        MSF METLIFE
                                           MODERATE ALLOCATION         MODERATE TO AGGRESSIVE ALLOCATION
                                               SUB-ACCOUNT                        SUB-ACCOUNT
                                     --------------------------------  ----------------------------------
                                          2013             2012              2013             2012
                                     ---------------  ---------------   ---------------  ---------------

Units beginning of year............        3,326,548        3,930,913         4,335,356        4,632,179
Units issued and transferred
   from other funding options......           91,734          324,723            54,564           71,059
Units redeemed and transferred to
   other funding options...........        (345,160)        (929,088)         (462,019)        (367,882)
                                     ---------------  ---------------   ---------------  ---------------
Units end of year..................        3,073,122        3,326,548         3,927,901        4,335,356
                                     ===============  ===============   ===============  ===============

                                         MSF METLIFE STOCK INDEX         MSF MFS TOTAL RETURN                 MSF MFS VALUE
                                               SUB-ACCOUNT                    SUB-ACCOUNT                      SUB-ACCOUNT
                                     ------------------------------  ------------------------------  ------------------------------
                                          2013            2012            2013            2012            2013            2012
                                     --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year............      29,109,224      25,347,914         730,405         826,212       3,025,966       3,145,406
Units issued and transferred
   from other funding options......       6,636,730      14,585,302         213,323         113,713      11,667,337         433,811
Units redeemed and transferred to
   other funding options...........     (7,121,566)    (10,823,992)       (129,604)       (209,520)     (2,553,425)       (553,251)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Units end of year..................      28,624,388      29,109,224         814,124         730,405      12,139,878       3,025,966
                                     ==============  ==============  ==============  ==============  ==============  ==============


                                           MSF MSCI EAFE INDEX         MSF NEUBERGER BERMAN GENESIS       MSF RUSSELL 2000 INDEX
                                               SUB-ACCOUNT                      SUB-ACCOUNT                     SUB-ACCOUNT
                                     -------------------------------  ------------------------------  ------------------------------
                                          2013             2012            2013            2012            2013            2012
                                     ---------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year............        7,172,234       6,390,970         626,194         647,811       5,078,788       3,926,223
Units issued and transferred
   from other funding options......        3,468,301       2,557,262       8,992,058         169,024       2,243,147       3,452,677
Units redeemed and transferred to
   other funding options...........      (1,830,889)     (1,775,998)     (1,598,077)       (190,641)     (1,486,434)     (2,300,112)
                                     ---------------  --------------  --------------  --------------  --------------  --------------
Units end of year..................        8,809,646       7,172,234       8,020,175         626,194       5,835,501       5,078,788
                                     ===============  ==============  ==============  ==============  ==============  ==============

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.
(d) For the period April 29, 2013 to December 31, 2013.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONCLUDED)
    FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012:



                                            MSF T. ROWE PRICE               MSF T. ROWE PRICE
                                            LARGE CAP GROWTH                SMALL CAP GROWTH
                                               SUB-ACCOUNT                     SUB-ACCOUNT
                                     ------------------------------  -------------------------------
                                          2013            2012            2013             2012
                                     --------------  --------------  ---------------  --------------

Units beginning of year............          39,346          44,809          380,162         417,381
Units issued and transferred
   from other funding options......      18,370,073          21,120           74,979          41,453
Units redeemed and transferred to
   other funding options...........     (3,721,339)        (26,583)         (98,222)        (78,672)
                                     --------------  --------------  ---------------  --------------
Units end of year..................      14,688,080          39,346          356,919         380,162
                                     ==============  ==============  ===============  ==============


                                               MSF VAN ECK              MSF WESTERN ASSET MANAGEMENT
                                        GLOBAL NATURAL RESOURCES               U.S. GOVERNMENT
                                               SUB-ACCOUNT                       SUB-ACCOUNT
                                     -------------------------------  --------------------------------
                                           2013            2012             2013            2012
                                     ---------------  --------------  ---------------  ---------------

Units beginning of year............        7,200,491       6,910,683       17,244,875       16,038,241
Units issued and transferred
   from other funding options......        1,538,360       2,301,818        4,180,259        6,048,090
Units redeemed and transferred to
   other funding options...........      (2,460,184)     (2,012,010)      (5,007,641)      (4,841,456)
                                     ---------------  --------------  ---------------  ---------------
Units end of year..................        6,278,667       7,200,491       16,417,493       17,244,875
                                     ===============  ==============  ===============  ===============



                                        NEUBERGER BERMAN GENESIS         OPPENHEIMER VA CORE BOND
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  -------------------------------
                                          2013             2012            2013             2012
                                     --------------  ---------------  --------------  ---------------

Units beginning of year............             474              474           1,541            1,878
Units issued and transferred
   from other funding options......              --               --              --               --
Units redeemed and transferred to
   other funding options...........              --               --            (48)            (337)
                                     --------------  ---------------  --------------  ---------------
Units end of year..................             474              474           1,493            1,541
                                     ==============  ===============  ==============  ===============


                                             OPPENHEIMER VA
                                         GLOBAL STRATEGIC INCOME         OPPENHEIMER VA MAIN STREET
                                               SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  -------------------------------
                                           2013            2012             2013             2012
                                     ---------------  ---------------  --------------  ---------------

Units beginning of year............              443              443          14,959           22,109
Units issued and transferred
   from other funding options......               --               --              --               --
Units redeemed and transferred to
   other funding options...........               --               --           (643)          (7,150)
                                     ---------------  ---------------  --------------  ---------------
Units end of year..................              443              443          14,316           14,959
                                     ===============  ===============  ==============  ===============


                                             OPPENHEIMER VA
                                          MAIN STREET SMALL CAP             OPPENHEIMER VA MONEY
                                               SUB-ACCOUNT                       SUB-ACCOUNT
                                     -------------------------------  --------------------------------
                                          2013             2012             2013            2012
                                     ---------------  --------------  ---------------  ---------------

Units beginning of year............        5,041,901       4,964,464           20,150           20,177
Units issued and transferred
   from other funding options......          643,815         773,448               --               --
Units redeemed and transferred to
   other funding options...........      (1,030,426)       (696,011)         (19,427)             (27)
                                     ---------------  --------------  ---------------  ---------------
Units end of year..................        4,655,290       5,041,901              723           20,150
                                     ===============  ==============  ===============  ===============



                                      PIONEER VCT DISCIPLINED VALUE    PIONEER VCT EMERGING MARKETS
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  -------------------------------
                                          2013             2012            2013             2012
                                     --------------  ---------------  ---------------  --------------

Units beginning of year............         229,721          238,409           49,333          48,427
Units issued and transferred
   from other funding options......           2,035           15,082            8,618          17,770
Units redeemed and transferred to
   other funding options...........        (61,099)         (23,770)         (11,263)        (16,864)
                                     --------------  ---------------  ---------------  --------------
Units end of year..................         170,657          229,721           46,688          49,333
                                     ==============  ===============  ===============  ==============

                                                                                  PIONEER VCT
                                        PIONEER VCT EQUITY INCOME         IBBOTSON GROWTH ALLOCATION
                                               SUB-ACCOUNT                        SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                          2013             2012              2013             2012
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............           24,722           17,862        1,199,751        1,225,572
Units issued and transferred
   from other funding options......              147            7,715           24,774           43,759
Units redeemed and transferred to
   other funding options...........          (2,177)            (855)        (109,548)         (69,580)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................           22,692           24,722        1,114,977        1,199,751
                                     ===============  ===============  ===============  ===============


                                           PIONEER VCT IBBOTSON
                                            MODERATE ALLOCATION            PIONEER VCT MID CAP VALUE
                                                SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                           2013             2012             2013             2012
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............        1,789,015        1,795,010        1,769,793        1,688,831
Units issued and transferred
   from other funding options......           15,433           57,414          220,661          381,410
Units redeemed and transferred to
   other funding options...........        (144,208)         (63,409)        (270,601)        (300,448)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................        1,660,240        1,789,015        1,719,853        1,769,793
                                     ===============  ===============  ===============  ===============



                                      PIONEER VCT REAL ESTATE SHARES      T. ROWE PRICE GROWTH STOCK
                                                SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                           2013             2012             2013             2012
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............           10,700           12,968           66,302           73,401
Units issued and transferred
   from other funding options......            1,372            2,570            6,234            5,154
Units redeemed and transferred to
   other funding options...........            (673)          (4,838)          (9,965)         (12,253)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................           11,399           10,700           62,571           66,302
                                     ===============  ===============  ===============  ===============

                                     T. ROWE PRICE INTERNATIONAL STOCK      T. ROWE PRICE PRIME RESERVE
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                     ----------------------------------  ---------------------------------
                                           2013              2012             2013              2012
                                     ----------------  ---------------   ---------------  ----------------

Units beginning of year............            45,736           59,337            40,746            54,384
Units issued and transferred
   from other funding options......             1,435            2,844            30,026            24,475
Units redeemed and transferred to
   other funding options...........           (5,811)         (16,445)          (39,029)          (38,113)
                                     ----------------  ---------------   ---------------  ----------------
Units end of year..................            41,360           45,736            31,743            40,746
                                     ================  ===============   ===============  ================


                                           UIF U.S. REAL ESTATE
                                                SUB-ACCOUNT
                                     --------------------------------
                                           2013            2012
                                     ---------------  ---------------

Units beginning of year............        2,343,331        2,367,197
Units issued and transferred
   from other funding options......          692,925          610,442
Units redeemed and transferred to
   other funding options...........        (505,065)        (634,308)
                                     ---------------  ---------------
Units end of year..................        2,531,191        2,343,331
                                     ===============  ===============

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.
(d) For the period April 29, 2013 to December 31, 2013.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS


The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Sub-Accounts. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio, series, or fund, for the respective stated periods in the five years ended December 31, 2013:

                                                     AS OF DECEMBER 31
                                       ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO           NET
                                           UNITS       HIGHEST ($)      ASSETS ($)
                                       ------------  ---------------  --------------
  Alger Small Cap Growth         2013     4,387,118    14.41 - 14.70      63,772,199
     Sub-Account                 2012     4,795,545    10.89 - 11.09      52,626,085
                                 2011     5,212,661      9.82 - 9.98      51,540,007
                                 2010     5,634,931    10.28 - 10.44      58,325,342
                                 2009     6,156,883      8.32 - 8.44      51,552,207

  American Funds Bond            2013     8,361,945    15.94 - 18.68     146,158,351
     Sub-Account                 2012     7,687,811    16.60 - 19.27     139,213,016
                                 2011     6,703,194    16.06 - 18.46     116,697,267
                                 2010     5,183,483    15.43 - 17.57      86,203,052
                                 2009     3,608,245    14.77 - 16.66      57,212,613

  American Funds Global          2013     8,333,553    32.79 - 41.42     314,826,203
     Growth Sub-Account          2012     8,485,913    25.98 - 32.35     251,295,328
                                 2011     8,205,329    21.69 - 26.44     200,460,185
                                 2010     7,470,107    24.36 - 29.30     202,441,649
                                 2009     6,579,263    22.30 - 26.47     161,438,857

  American Funds Global Small    2013     3,375,743    33.79 - 39.59     124,184,003
     Capitalization Sub-Account  2012     3,385,796    26.85 - 31.14      98,386,346
                                 2011     3,080,674    23.15 - 26.58      76,801,888
                                 2010     2,578,008    29.19 - 33.17      80,582,925
                                 2009     2,262,060    24.30 - 27.34      58,608,602

  American Funds Growth          2013     3,937,244  168.83 - 257.41     856,560,204
     Sub-Account                 2012     4,113,319  132.79 - 199.62     696,665,988
                                 2011     3,976,212  115.27 - 170.85     577,437,630
                                 2010     3,717,676  123.22 - 180.08     568,813,924
                                 2009     3,225,880  106.24 - 153.09     419,749,811

  American Funds                 2013     2,581,885  117.99 - 179.88     388,319,990
     Growth-Income Sub-Account   2012     2,745,842   90.43 - 135.94     312,823,451
                                 2011     2,773,925   78.78 - 116.75     272,388,909
                                 2010     2,639,070   82.11 - 119.99     266,511,951
                                 2009     2,398,146   75.40 - 108.65     219,689,912

  DWS I International            2013     1,888,612      9.76 - 9.85      18,592,794
     Sub-Account                 2012     2,040,232      8.24 - 8.30      16,933,216
                                 2011     2,245,605      6.92 - 6.97      15,659,285
                                 2010     2,471,385      8.43 - 8.48      20,962,763
                                 2009     2,700,348      8.41 - 8.46      22,845,161

                                                  FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  Alger Small Cap Growth         2013         --        1.25 - 1.40         32.40 - 32.59
     Sub-Account                 2012         --        1.25 - 1.40         10.93 - 11.09
                                 2011         --        1.25 - 1.40       (4.52) - (4.38)
                                 2010         --        1.25 - 1.40         23.54 - 23.73
                                 2009         --        1.25 - 1.40         43.49 - 43.70

  American Funds Bond            2013       1.84        0.95 - 1.90       (4.00) - (3.08)
     Sub-Account                 2012       2.64        0.95 - 1.90           3.38 - 4.37
                                 2011       3.37        0.95 - 1.90           4.11 - 5.11
                                 2010       3.44        0.95 - 1.90           4.44 - 5.44
                                 2009       3.86        0.95 - 1.90         10.49 - 11.54

  American Funds Global          2013       1.26        0.90 - 2.30         26.24 - 28.02
     Growth Sub-Account          2012       0.94        0.90 - 2.30          7.06 - 21.40
                                 2011       1.37        0.95 - 2.30      (10.95) - (9.75)
                                 2010       1.56        0.95 - 2.30          9.21 - 10.69
                                 2009       1.51        0.95 - 2.30         39.07 - 40.96

  American Funds Global Small    2013       0.87        0.89 - 1.90         25.87 - 27.14
     Capitalization Sub-Account  2012       1.35        0.89 - 1.90          2.91 - 17.13
                                 2011       1.34        0.89 - 1.90     (20.66) - (19.86)
                                 2010       1.75        0.89 - 1.90         20.11 - 21.33
                                 2009       0.31        0.89 - 1.90         58.26 - 59.86

  American Funds Growth          2013       0.93        0.89 - 2.30         27.15 - 28.95
     Sub-Account                 2012       0.81        0.89 - 2.30          1.85 - 16.84
                                 2011       0.63        0.89 - 2.30       (6.45) - (5.12)
                                 2010       0.77        0.89 - 2.30         15.98 - 17.63
                                 2009       0.71        0.89 - 2.30         36.24 - 38.18

  American Funds                 2013       1.35        0.89 - 2.30         30.47 - 32.32
     Growth-Income Sub-Account   2012       1.64        0.89 - 2.30         14.80 - 16.44
                                 2011       1.60        0.89 - 2.30       (4.06) - (2.70)
                                 2010       1.55        0.89 - 2.30          8.90 - 10.44
                                 2009       1.74        0.89 - 2.30         28.26 - 30.08

  DWS I International            2013       5.30        1.35 - 1.40         18.56 - 18.62
     Sub-Account                 2012       2.19        1.35 - 1.40         18.96 - 19.02
                                 2011       1.83        1.35 - 1.40     (17.83) - (17.79)
                                 2010       2.18        1.35 - 1.40           0.21 - 0.26
                                 2009       4.39        1.35 - 1.40         31.67 - 31.73

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                  AS OF DECEMBER 31                          FOR THE YEAR ENDED DECEMBER 31
                                    ---------------------------------------------  -------------------------------------------------
                                                    UNIT VALUE                     INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                     LOWEST TO           NET          INCOME          LOWEST TO         LOWEST TO
                                        UNITS       HIGHEST ($)      ASSETS ($)      RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                    ------------  ---------------  --------------  -------------  ----------------  ----------------
  Federated High Income Bond  2013         2,545            10.28          26,166       6.76               1.40                 5.50
     Sub-Account              2012         2,556             9.74          24,908       8.87               1.40                13.09
                              2011         3,549             8.62          30,572       8.62               1.40                 3.71
                              2010         3,566             8.31          29,620       7.89               1.40                13.13
                              2009         3,582             7.34          26,300       8.35               1.40                50.72

  Federated Kaufman           2013         5,836             7.70          44,907         --               1.40                38.18
     Sub-Account              2012         6,002             5.57          33,424         --               1.40                15.65
     (Commenced 3/15/2010)    2011        12,138             4.82          58,454       1.12               1.40              (14.47)
                              2010        14,184             5.63          79,874         --               1.40                13.09

  Fidelity VIP Asset Manager  2013     5,885,530    14.88 - 15.70      88,274,483       1.55        0.89 - 1.40        14.10 - 14.68
     Sub-Account              2012     6,517,939    13.04 - 13.69      85,640,352       1.49        0.89 - 1.40        10.91 - 11.48
                              2011     7,353,740    11.75 - 12.28      87,071,337       1.88        0.89 - 1.40      (3.91) - (3.42)
                              2010     8,263,984    12.22 - 12.71     101,784,889       1.66        0.89 - 1.40        12.67 - 13.26
                              2009     9,345,424    10.84 - 11.23     102,112,475       2.38        0.89 - 1.40        27.32 - 27.96

  Fidelity VIP Contrafund     2013    17,717,451     5.67 - 64.36     611,972,926       1.04        0.89 - 2.25        10.23 - 30.12
     Sub-Account              2012    15,604,750    12.42 - 49.54     471,113,726       1.36        0.89 - 2.25        13.71 - 15.38
                              2011    15,588,853    10.76 - 43.00     388,526,965       1.01        0.89 - 2.25      (4.80) - (3.38)
                              2010    15,707,574    11.14 - 44.59     379,741,596       1.25        0.89 - 2.25        14.51 - 16.18
                              2009    15,955,996     9.59 - 38.44     313,576,644       1.44        0.89 - 2.25        32.65 - 34.50

  Fidelity VIP Equity-Income  2013       341,560            17.43       5,954,600       2.41               1.40                26.37
     Sub-Account              2012       400,352            13.80       5,523,241       2.96               1.40                15.67
                              2011       460,289            11.93       5,489,918       2.37               1.40               (0.43)
                              2010       530,175            11.98       6,350,751       1.75               1.40                13.56
                              2009       619,856            10.55       6,538,981       2.24               1.40                28.40

  Fidelity VIP FundsManager   2013   158,954,030    12.73 - 12.88   2,033,793,788       1.55        1.90 - 2.05        12.57 - 12.74
     50% Sub-Account          2012    39,080,828    11.31 - 11.42     443,823,085       2.69        1.90 - 2.05          1.76 - 4.11
     (Commenced 7/23/2012)

  Fidelity VIP FundsManager   2013   333,151,686    12.05 - 12.16   4,031,523,824       1.16        1.90 - 2.05        16.21 - 16.38
     60% Sub-Account          2012   345,636,001    10.37 - 10.45   3,596,633,088       1.53        1.90 - 2.05          9.33 - 9.49
     (Commenced 10/15/2009)   2011   272,464,191      9.48 - 9.54   2,591,601,265       2.00        1.90 - 2.05      (4.01) - (3.87)
                              2010   118,824,451      9.88 - 9.93   1,176,598,687       2.72        1.90 - 2.05        11.32 - 11.49
                              2009     4,074,373      8.87 - 8.90      36,215,324       3.35        1.90 - 2.05          0.07 - 0.09

  Fidelity VIP Growth         2013     8,194,380    20.10 - 21.07     165,968,439       0.29        0.89 - 1.40        34.44 - 35.13
     Sub-Account              2012     9,085,626    14.95 - 15.59     136,799,312       0.59        0.89 - 1.40        13.09 - 13.67
                              2011     9,918,387    13.22 - 13.72     131,974,709       0.36        0.89 - 1.40      (1.19) - (0.68)
                              2010    10,951,340    13.38 - 13.81     147,385,504       0.28        0.89 - 1.40        22.44 - 23.08
                              2009    11,893,241    10.93 - 11.22     130,641,959       0.45        0.89 - 1.40        26.51 - 27.14

  Fidelity VIP Index 500      2013     3,091,556    22.53 - 23.73      69,677,247       1.84        0.89 - 1.35        30.47 - 31.07
     Sub-Account              2012     3,530,426    17.27 - 18.10      60,984,620       2.03        0.89 - 1.35        14.35 - 14.88
                              2011     3,976,112    15.10 - 15.76      60,061,917       1.87        0.89 - 1.35          0.67 - 1.14
                              2010     4,565,389    14.90 - 15.58      68,501,202       1.87        0.89 - 1.40        13.42 - 14.00
                              2009     5,300,313    13.22 - 13.67      70,079,047       2.52        0.89 - 1.35        24.91 - 25.48

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                        AS OF DECEMBER 31
                                         ---------------------------------------------
                                                          UNIT VALUE
                                                           LOWEST TO          NET
                                             UNITS        HIGHEST ($)     ASSETS ($)
                                         ------------  ---------------  --------------
  Fidelity VIP Mid Cap             2013     7,792,671    52.90 - 61.01     446,581,942
     Sub-Account                   2012     7,598,912    39.68 - 45.33     324,832,892
                                   2011     6,289,465    35.30 - 39.95     237,701,501
                                   2010     4,364,581    40.36 - 45.24     187,246,537
                                   2009     3,075,278    31.99 - 35.52     103,784,411

  Fidelity VIP Money Market        2013     8,307,410     7.04 - 10.73      76,155,346
     Sub-Account                   2012     8,041,430     7.14 - 10.94      73,659,399
                                   2011     8,001,050     7.23 - 11.14      73,068,632
                                   2010     7,492,405     7.33 - 11.34      67,343,833
                                   2009     6,126,543     7.41 - 11.53      50,572,988

  Fidelity VIP Overseas            2013       447,143    12.41 - 14.19       5,925,521
     Sub-Account                   2012       509,517     9.62 - 11.02       5,241,037
                                   2011       540,072      8.06 - 9.24       4,664,192
                                   2010       593,728     9.85 - 11.30       6,266,276
                                   2009       663,667     8.81 - 10.11       6,282,775

  FTVIPT Franklin Income           2013     4,919,666    48.59 - 67.20     297,821,470
     Securities Sub-Account        2012     4,708,870    43.62 - 59.54     253,164,341
                                   2011     4,290,472    39.61 - 53.36     206,611,149
                                   2010     3,722,732    39.56 - 52.61     176,548,647
                                   2009     3,157,996    35.91 - 47.14     134,091,525

  FTVIPT Franklin Small Cap        2013     9,184,423    13.56 - 14.30     128,048,983
     Value Securities Sub-Account  2012     8,321,925    10.13 - 10.60      86,296,073
                                   2011     5,710,847      8.71 - 9.04      50,705,697
                                   2010     3,178,430      9.21 - 9.48      29,718,643
                                   2009     1,787,114      7.31 - 7.46      13,205,263

  FTVIPT Mutual Shares             2013     5,477,366    26.11 - 30.73     156,078,571
     Securities Sub-Account        2012     5,768,385    20.75 - 24.19     129,780,562
                                   2011     5,952,328    18.51 - 21.38     118,532,870
                                   2010     5,431,435    19.07 - 21.81     110,507,146
                                   2009     4,784,657    17.47 - 19.80      88,554,450

  FTVIPT Templeton Foreign         2013     2,457,017    16.25 - 38.21      87,721,293
     Securities Sub-Account        2012     2,730,167    13.46 - 31.61      80,788,377
                                   2011     2,720,421    11.59 - 27.19      69,009,193
                                   2010     2,782,005    13.20 - 30.95      79,683,759
                                   2009     2,655,441    12.40 - 29.04      70,515,555

  FTVIPT Templeton Global          2013    12,950,902    18.47 - 20.82     254,683,414
     Bond Securities Sub-Account   2012    11,067,808    18.50 - 20.69     217,063,429
                                   2011     8,104,261    16.36 - 18.15     139,986,041
                                   2010     4,997,591    16.79 - 18.48      88,294,177
                                   2009     2,853,081    14.93 - 16.31      44,636,060

  Invesco V.I. American            2013        22,147             7.39         163,713
     Franchise Sub-Account         2012        28,015             5.35         149,862
                                   2011        18,874             4.77          90,033
                                   2010        25,363             5.16         130,764
                                   2009        26,829             4.36         117,046

                                                   FOR THE YEAR ENDED DECEMBER 31
                                         --------------------------------------------------
                                         INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                            INCOME          LOWEST TO          LOWEST TO
                                           RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                         -------------  ----------------  -----------------
  Fidelity VIP Mid Cap             2013       0.28        0.95 - 1.90         33.31 - 34.59
     Sub-Account                   2012       0.43        0.95 - 1.90         12.40 - 13.47
                                   2011       0.03        0.95 - 1.90     (12.53) - (11.70)
                                   2010       0.14        0.95 - 1.90         26.16 - 27.36
                                   2009       0.54        0.95 - 1.90         37.12 - 38.43

  Fidelity VIP Money Market        2013       0.02        0.89 - 2.05       (2.01) - (0.86)
     Sub-Account                   2012       0.12        0.89 - 2.05       (1.93) - (0.76)
                                   2011       0.09        0.89 - 2.05       (1.94) - (0.77)
                                   2010       0.17        0.89 - 2.05       (1.82) - (0.65)
                                   2009       0.71        0.89 - 2.05       (0.68) - (0.17)

  Fidelity VIP Overseas            2013       1.34        1.15 - 1.40         28.62 - 28.95
     Sub-Account                   2012       1.97        1.15 - 1.40         19.05 - 19.35
                                   2011       1.35        1.15 - 1.40     (18.32) - (18.12)
                                   2010       1.39        1.15 - 1.40         11.54 - 11.82
                                   2009       2.17        1.15 - 1.40         24.78 - 25.09

  FTVIPT Franklin Income           2013       6.33        0.95 - 2.25         11.41 - 12.86
     Securities Sub-Account        2012       6.44        0.95 - 2.25         10.13 - 11.58
                                   2011       5.75        0.95 - 2.25           0.11 - 1.42
                                   2010       6.60        0.95 - 2.25         10.17 - 11.61
                                   2009       8.01        0.95 - 2.25         32.58 - 34.31

  FTVIPT Franklin Small Cap        2013       1.31        0.95 - 1.75         33.88 - 34.95
     Value Securities Sub-Account  2012       0.78        0.95 - 1.75         16.32 - 17.26
                                   2011       0.66        0.95 - 1.75       (5.43) - (4.67)
                                   2010       0.73        0.95 - 1.75         26.00 - 27.01
                                   2009       1.66        0.95 - 1.75         26.91 - 27.94

  FTVIPT Mutual Shares             2013       2.10        0.95 - 1.90         25.85 - 27.05
     Securities Sub-Account        2012       2.06        0.95 - 1.90         12.08 - 13.16
                                   2011       2.42        0.95 - 1.90       (2.90) - (1.98)
                                   2010       1.62        0.95 - 1.90          9.10 - 10.14
                                   2009       2.02        0.95 - 1.90         23.67 - 24.86

  FTVIPT Templeton Foreign         2013       2.38        1.55 - 2.30         20.18 - 21.08
     Securities Sub-Account        2012       3.02        1.55 - 2.30         15.53 - 16.41
                                   2011       1.71        1.55 - 2.30     (12.66) - (12.00)
                                   2010       1.88        1.55 - 2.30           5.94 - 6.74
                                   2009       3.05        1.55 - 2.30         33.93 - 34.94

  FTVIPT Templeton Global          2013       4.75        0.95 - 1.75         (0.13) - 0.67
     Bond Securities Sub-Account   2012       6.42        0.95 - 1.75         13.06 - 13.97
                                   2011       5.46        0.95 - 1.75       (2.58) - (1.81)
                                   2010       1.36        0.95 - 1.75         12.46 - 13.36
                                   2009      14.21        0.95 - 1.75         16.62 - 17.56

  Invesco V.I. American            2013       0.42               1.40                 38.19
     Franchise Sub-Account         2012         --               1.40                 12.14
                                   2011         --               1.40                (7.49)
                                   2010         --               1.40                 18.18
                                   2009       0.11               1.40                 63.78

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                      ----------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO           NET
                                          UNITS        HIGHEST ($)      ASSETS ($)
                                      ------------  ----------------  --------------
  Invesco V.I. American Value   2013     5,963,473     15.53 - 16.44      95,295,929
     Sub-Account                2012     5,515,798     11.80 - 12.39      66,684,996
                                2011     4,490,470     10.26 - 10.68      47,014,117
                                2010     2,673,648     10.35 - 10.70      28,139,044
                                2009     1,763,519       8.62 - 8.84      15,401,650

  Invesco V.I. Core Equity      2013        39,835              6.27         249,696
     Sub-Account                2012        49,005              4.92         241,009
                                2011        63,191              4.38         276,761
                                2010        88,640              4.44         393,933
                                2009        99,143              4.11         407,845

  Invesco V.I. Equity and       2013    31,328,255      6.09 - 21.69     649,322,698
     Income Sub-Account         2012    29,563,858      4.93 - 17.54     496,945,594
                                2011    27,370,136      4.44 - 15.75     414,357,262
                                2010    22,199,448     14.98 - 16.11     345,124,808
                                2009    17,747,381     13.63 - 14.52     249,400,082

  Invesco V.I. Global Real      2013     3,254,580       8.95 - 9.48      29,993,323
     Estate Sub-Account         2012     2,556,360       8.90 - 9.34      23,302,577
                                2011     1,863,096       7.08 - 7.38      13,467,264
                                2010     1,148,943       7.73 - 7.98       9,028,134
                                2009       704,385       6.71 - 6.88       4,786,308

  Invesco V.I. Growth and       2013    13,799,854      9.57 - 36.41     365,970,613
     Income Sub-Account         2012    13,407,203      7.24 - 27.48     268,230,013
                                2011    11,777,382      6.40 - 24.26     206,338,231
                                2010     9,061,763      6.63 - 25.06     160,437,278
                                2009     6,896,039      5.97 - 22.55     107,604,807

  Invesco V.I. International    2013     8,901,354      9.17 - 34.47     281,999,206
     Growth Sub-Account         2012     8,127,475      7.81 - 29.32     219,783,700
                                2011     6,481,068      6.86 - 25.68     154,099,050
                                2010     4,327,573      7.46 - 27.87     111,888,065
                                2009     2,818,925      6.70 - 24.98      65,315,391

  Janus Aspen Global Research   2013           721              9.35           6,748
     Sub-Account                2012           769              7.35           5,653
                                2011           769              6.17           4,750
                                2010           901              7.22           6,506
                                2009           999              6.29           6,285

  LMPVET ClearBridge Variable   2013    11,979,001     15.00 - 25.98     280,745,200
     Aggressive Growth          2012    11,687,754     10.38 - 17.75     186,988,862
     Sub-Account                2011    11,855,614      8.94 - 15.09     160,839,221
                                2010    11,742,971      8.92 - 14.87     156,471,918
                                2009    11,503,827      7.29 - 12.01     123,705,924

  LMPVET ClearBridge Variable   2013     2,922,291     37.21 - 48.58     129,253,563
     All Cap Value Sub-Account  2012     3,081,671     28.81 - 37.11     104,446,756
                                2011     3,213,146     25.64 - 32.59      95,718,136
                                2010     3,100,875     27.97 - 35.07      99,528,233
                                2009     2,989,079     24.54 - 30.36      83,258,408

                                                FOR THE YEAR ENDED DECEMBER 31
                                      -------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                         INCOME          LOWEST TO         LOWEST TO
                                        RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                      -------------  ----------------  ----------------
  Invesco V.I. American Value   2013       0.57        0.95 - 1.75        31.61 - 32.67
     Sub-Account                2012       0.68        0.95 - 1.75        15.03 - 15.96
                                2011       0.72        0.95 - 1.75      (0.92) - (0.12)
                                2010       0.80        0.95 - 1.75        20.06 - 21.03
                                2009       1.18        0.95 - 1.75        36.75 - 37.84

  Invesco V.I. Core Equity      2013       1.36               1.40                27.45
     Sub-Account                2012       0.91               1.40                12.29
                                2011       0.92               1.40               (1.44)
                                2010       0.95               1.40                 8.02
                                2009       1.76               1.40                26.51

  Invesco V.I. Equity and       2013       1.54        0.95 - 1.90        22.54 - 23.71
     Income Sub-Account         2012       1.85        0.95 - 1.90        10.26 - 11.32
                                2011       1.69        0.95 - 1.90      (8.77) - (2.23)
                                2010       1.92        0.95 - 1.90         9.92 - 10.97
                                2009       2.82        0.95 - 1.90        20.19 - 21.33

  Invesco V.I. Global Real      2013       3.98        0.95 - 1.75          0.66 - 1.47
     Estate Sub-Account         2012       0.48        0.95 - 1.75        25.62 - 26.63
                                2011       4.22        0.95 - 1.75      (8.34) - (7.62)
                                2010       5.55        0.95 - 1.75        15.19 - 16.13
                                2009         --        0.95 - 1.75        28.83 - 29.86

  Invesco V.I. Growth and       2013       1.31        0.95 - 1.90        31.25 - 32.50
     Income Sub-Account         2012       1.36        0.95 - 1.90        12.18 - 13.26
                                2011       1.13        0.95 - 1.90      (4.10) - (3.18)
                                2010       0.09        0.95 - 1.90        10.09 - 11.13
                                2009       3.60        0.95 - 1.90        21.78 - 22.94

  Invesco V.I. International    2013       1.10        0.95 - 1.75        16.66 - 17.60
     Growth Sub-Account         2012       1.38        0.95 - 1.75        13.25 - 14.16
                                2011       1.06        0.95 - 1.75      (8.60) - (7.87)
                                2010       2.01        0.95 - 1.75        10.66 - 11.55
                                2009       1.74        0.95 - 1.75        32.57 - 33.63

  Janus Aspen Global Research   2013       1.21               0.89                27.29
     Sub-Account                2012       0.89               0.89                19.01
                                2011       0.58               0.89              (14.50)
                                2010       0.61               0.89                14.80
                                2009       1.43               0.89                36.49

  LMPVET ClearBridge Variable   2013       0.28        0.95 - 2.30        44.42 - 46.38
     Aggressive Growth          2012       0.43        0.95 - 2.30        16.01 - 17.60
     Sub-Account                2011       0.20        0.95 - 2.30          0.15 - 1.50
                                2010       0.15        0.95 - 2.30        22.17 - 23.83
                                2009         --        0.95 - 2.30        31.51 - 33.30

  LMPVET ClearBridge Variable   2013       1.40        0.95 - 2.30        29.16 - 30.92
     All Cap Value Sub-Account  2012       1.72        0.95 - 2.30        12.35 - 13.89
                                2011       1.41        0.95 - 2.30      (8.32) - (7.08)
                                2010       1.79        0.95 - 2.30        13.96 - 15.50
                                2009       1.44        0.95 - 2.30        26.41 - 28.14

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                        ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO           NET
                                            UNITS       HIGHEST ($)      ASSETS ($)
                                        ------------  ---------------  --------------
  LMPVET ClearBridge Variable     2013     8,604,407    38.78 - 51.73     405,286,221
     Appreciation Sub-Account     2012     7,908,912    30.52 - 40.17     290,191,379
                                  2011     7,021,537    26.94 - 34.98     224,680,370
                                  2010     5,515,253    26.87 - 34.42     173,626,503
                                  2009     4,134,838    24.41 - 30.85     116,657,409

  LMPVET ClearBridge Variable     2013    10,244,154    12.44 - 20.09     191,169,653
     Equity Income Sub-Account    2012     9,055,914    10.11 - 16.14     134,931,130
                                  2011     8,013,455     9.06 - 14.28     103,322,855
                                  2010     6,778,039    10.29 - 13.39      81,006,913
                                  2009     6,144,958     9.34 - 12.06      64,946,351

  LMPVET ClearBridge Variable     2013       242,954    18.99 - 21.53       5,012,390
     Large Cap Growth             2012       283,429    14.10 - 15.86       4,312,254
     Sub-Account                  2011       363,040    11.99 - 13.38       4,673,796
                                  2010       459,350    12.35 - 13.67       6,065,533
                                  2009       557,417    11.50 - 12.63       6,818,703

  LMPVET ClearBridge Variable     2013       319,601    19.77 - 22.45       6,892,954
     Large Cap Value Sub-Account  2012       286,427    15.28 - 17.21       4,743,489
                                  2011       265,335    13.42 - 15.00       3,836,359
                                  2010       194,899    13.09 - 14.51       2,729,796
                                  2009       196,692    12.23 - 13.45       2,559,454

  LMPVET ClearBridge Variable     2013     4,102,827    22.63 - 31.63     112,499,020
     Small Cap Growth             2012     3,457,289    15.75 - 21.71      64,881,494
     Sub-Account                  2011     2,686,955    13.50 - 18.35      42,564,777
                                  2010     2,149,625    13.62 - 18.28      33,662,804
                                  2009     1,757,714    11.13 - 14.74      21,966,842

  LMPVET Investment Counsel       2013         7,932    34.52 - 37.64         292,286
     Variable Social Awareness    2012         9,185    29.64 - 32.19         289,329
     Sub-Account                  2011        17,377    27.28 - 29.51         501,373
                                  2010        17,424    27.81 - 29.97         510,680
                                  2009        19,412    25.28 - 27.12         515,712

  LMPVET Variable Lifestyle       2013     2,011,433    20.00 - 23.49      44,101,401
     Allocation 50% Sub-Account   2012     1,699,443    17.68 - 20.56      32,620,028
                                  2011     1,414,982    15.93 - 17.95      24,265,695
                                  2010       769,522    16.05 - 17.94      13,086,823
                                  2009       487,451    14.30 - 15.06       7,231,568

  LMPVET Variable Lifestyle       2013       121,395    18.11 - 19.37       2,304,999
     Allocation 70% Sub-Account   2012       162,342    15.15 - 16.14       2,573,509
                                  2011       219,583    13.47 - 14.30       3,086,943
                                  2010       236,121    13.81 - 14.60       3,395,287
                                  2009       271,548    12.24 - 12.89       3,447,350

  LMPVET Variable Lifestyle       2013     4,790,185    18.14 - 21.30      95,074,284
     Allocation 85% Sub-Account   2012     5,015,187    14.61 - 17.00      79,817,339
                                  2011     4,732,454    12.85 - 14.81      65,879,472
                                  2010     4,289,092    13.41 - 15.30      62,035,149
                                  2009     3,756,486    11.81 - 13.35      47,576,561

                                                  FOR THE YEAR ENDED DECEMBER 31
                                        -------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                           INCOME          LOWEST TO         LOWEST TO
                                          RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                        -------------  ----------------  ----------------
  LMPVET ClearBridge Variable     2013       1.29        0.95 - 2.30        27.05 - 28.77
     Appreciation Sub-Account     2012       1.75        0.95 - 2.30        13.30 - 14.85
                                  2011       1.77        0.95 - 2.30          0.28 - 1.64
                                  2010       1.83        0.95 - 2.30        10.07 - 11.56
                                  2009       2.45        0.95 - 2.30        19.34 - 20.96

  LMPVET ClearBridge Variable     2013       1.65        0.95 - 2.30        23.08 - 24.49
     Equity Income Sub-Account    2012       3.04        0.95 - 2.30        11.60 - 12.99
                                  2011       3.39        0.95 - 2.30        (2.15) - 6.69
                                  2010       4.09        0.95 - 1.90        10.01 - 11.06
                                  2009       3.37        0.95 - 1.90        20.32 - 21.47

  LMPVET ClearBridge Variable     2013       0.51        1.50 - 2.30        34.72 - 35.80
     Large Cap Growth             2012       0.66        1.50 - 2.30        17.60 - 18.55
     Sub-Account                  2011       0.42        1.50 - 2.30      (2.91) - (2.12)
                                  2010       0.11        1.50 - 2.30          7.34 - 8.19
                                  2009       0.27        1.50 - 2.30        39.14 - 40.27

  LMPVET ClearBridge Variable     2013       1.77        1.50 - 2.30        29.36 - 30.40
     Large Cap Value Sub-Account  2012       2.37        1.50 - 2.30        13.84 - 14.76
                                  2011       2.82        1.50 - 2.30          2.57 - 3.39
                                  2010       3.02        1.50 - 2.30          6.98 - 7.83
                                  2009       1.95        1.50 - 2.30        21.66 - 22.65

  LMPVET ClearBridge Variable     2013       0.05        0.95 - 2.30        43.71 - 45.66
     Small Cap Growth             2012       0.42        0.95 - 2.30        16.70 - 18.29
     Sub-Account                  2011         --        0.95 - 2.30        (0.91) - 0.43
                                  2010         --        0.95 - 2.30        22.34 - 24.00
                                  2009         --        0.95 - 2.30        39.53 - 41.42

  LMPVET Investment Counsel       2013       0.83        1.50 - 1.90        16.47 - 16.94
     Variable Social Awareness    2012       1.06        1.50 - 1.90          8.62 - 9.06
     Sub-Account                  2011       1.20        1.50 - 1.90      (1.89) - (1.51)
                                  2010       1.24        1.50 - 1.90        10.04 - 10.48
                                  2009       1.43        1.50 - 1.90        20.53 - 21.01

  LMPVET Variable Lifestyle       2013       2.21        0.95 - 1.90        13.16 - 14.24
     Allocation 50% Sub-Account   2012       2.95        0.95 - 1.90        10.96 - 12.02
                                  2011       3.19        1.10 - 1.90        (0.73) - 0.07
                                  2010       4.10        1.10 - 1.90         6.21 - 12.65
                                  2009       5.06        1.50 - 1.90        29.83 - 30.35

  LMPVET Variable Lifestyle       2013       1.41        1.50 - 1.90        19.53 - 20.01
     Allocation 70% Sub-Account   2012       2.16        1.50 - 1.90        12.43 - 12.88
                                  2011       1.88        1.50 - 1.90      (2.45) - (2.06)
                                  2010       2.04        1.50 - 1.90        12.84 - 13.30
                                  2009       3.60        1.50 - 1.90        30.41 - 30.93

  LMPVET Variable Lifestyle       2013       1.66        0.95 - 1.90        24.12 - 25.30
     Allocation 85% Sub-Account   2012       1.84        0.95 - 1.90        13.70 - 14.79
                                  2011       1.55        0.95 - 1.90      (4.15) - (3.23)
                                  2010       1.73        0.95 - 1.90        13.52 - 14.60
                                  2009       2.64        0.95 - 1.90        29.99 - 31.22

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                       ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO           NET
                                           UNITS       HIGHEST ($)      ASSETS ($)
                                       ------------  ---------------  --------------
  LMPVIT Western Asset           2013     4,386,878    20.82 - 25.72     104,740,451
     Variable Global High Yield  2012     4,039,328    20.05 - 24.44      91,771,912
     Bond Sub-Account            2011     3,594,817    17.34 - 20.85      69,717,903
                                 2010     3,170,899    17.44 - 20.70      61,092,507
                                 2009     2,845,850    15.53 - 18.18      48,249,580

  MFS VIT Investors Trust        2013         3,517             7.38          25,951
     Sub-Account                 2012         3,616             5.67          20,488
                                 2011         7,050             4.82          33,994
                                 2010         8,683             5.00          43,404
                                 2009        11,563             4.56          52,758

  MFS VIT New Discovery          2013         3,294            13.97          46,020
     Sub-Account                 2012         4,161            10.01          41,661
                                 2011         4,939             8.38          41,374
                                 2010         4,951             9.47          46,865
                                 2009         6,461             7.04          45,491

  MFS VIT Research Sub-Account   2013         8,132             7.85          63,835
                                 2012         8,335             6.02          50,155
                                 2011         8,675             5.20          45,142
                                 2010        21,202             5.30         112,388
                                 2009        23,944             4.64         111,057

  MIST AllianceBernstein         2013   286,256,086    11.32 - 11.74   3,313,674,192
     Global Dynamic Allocation   2012   267,334,005    10.40 - 10.66   2,823,843,417
     Sub-Account                 2011   168,434,681      9.68 - 9.75   1,639,379,077
     (Commenced 5/2/2011)

  MIST American Funds            2013   276,830,535    11.83 - 12.78   3,430,387,038
     Balanced Allocation         2012   292,605,761    10.22 - 10.89   3,106,060,329
     Sub-Account                 2011   306,967,734      9.22 - 9.69   2,914,777,188
                                 2010   251,644,506     9.64 - 10.00   2,478,289,324
                                 2009   147,529,141      8.80 - 9.00   1,315,175,709

  MIST American Funds Growth     2013   147,794,512    11.83 - 12.67   1,828,322,375
     Allocation Sub-Account      2012   149,020,463     9.68 - 10.24   1,496,665,592
                                 2011   159,224,115      8.53 - 8.92   1,398,390,722
                                 2010   155,386,301      9.17 - 9.47   1,454,861,016
                                 2009   139,002,030      8.27 - 8.44   1,164,848,803

  MIST American Funds Growth     2013    59,593,818     1.29 - 12.90     632,386,636
     Sub-Account                 2012    54,812,434     9.59 - 10.07     545,665,799
                                 2011    64,256,598      8.36 - 8.69     553,292,806
                                 2010    52,406,611      8.97 - 9.23     480,253,525
                                 2009    30,278,080      7.76 - 7.90     238,097,827

  MIST American Funds            2013   147,773,215    11.61 - 12.53   1,796,366,977
     Moderate Allocation         2012   159,499,085    10.47 - 11.15   1,734,325,945
     Sub-Account                 2011   168,982,398     9.67 - 10.16   1,683,464,896
                                 2010   143,876,667     9.88 - 10.25   1,452,175,003
                                 2009    89,994,728      9.20 - 9.42     839,089,528

                                                 FOR THE YEAR ENDED DECEMBER 31
                                       -------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                          INCOME          LOWEST TO         LOWEST TO
                                         RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                       -------------  ----------------  ----------------
  LMPVIT Western Asset           2013       6.19        0.95 - 2.30          3.85 - 5.27
     Variable Global High Yield  2012       7.84        0.95 - 2.30        15.62 - 17.20
     Bond Sub-Account            2011       8.38        0.95 - 2.30        (0.59) - 0.75
                                 2010       9.47        0.95 - 2.30        12.31 - 13.83
                                 2009      11.34        0.95 - 2.30        52.02 - 54.08

  MFS VIT Investors Trust        2013       1.10               1.40                30.22
     Sub-Account                 2012       0.67               1.40                17.52
                                 2011       0.90               1.40               (3.54)
                                 2010       1.30               1.40                 9.56
                                 2009       1.77               1.40                25.15

  MFS VIT New Discovery          2013         --               1.40                39.55
     Sub-Account                 2012         --               1.40                19.53
                                 2011         --               1.40              (11.51)
                                 2010         --               1.40                34.44
                                 2009         --               1.40                60.90

  MFS VIT Research Sub-Account   2013       0.33               1.40                30.45
                                 2012       0.79               1.40                15.63
                                 2011       0.72               1.40               (1.83)
                                 2010       0.92               1.40                14.29
                                 2009       1.44               1.40                28.73

  MIST AllianceBernstein         2013       1.28        0.90 - 2.35         8.56 - 10.15
     Global Dynamic Allocation   2012       0.10        0.90 - 2.35          3.45 - 8.82
     Sub-Account                 2011       0.87        1.15 - 2.25      (3.18) - (2.47)
     (Commenced 5/2/2011)

  MIST American Funds            2013       1.37        1.00 - 2.35        15.78 - 17.35
     Balanced Allocation         2012       1.69        1.00 - 2.35        10.88 - 12.39
     Sub-Account                 2011       1.26        1.00 - 2.35      (4.39) - (3.10)
                                 2010       1.01        1.00 - 2.35         9.55 - 11.05
                                 2009         --        1.00 - 2.35        20.40 - 27.85

  MIST American Funds Growth     2013       1.00        1.15 - 2.35        22.20 - 23.68
     Allocation Sub-Account      2012       1.21        1.15 - 2.35        13.45 - 14.82
                                 2011       1.10        1.15 - 2.35      (6.95) - (5.82)
                                 2010       0.89        1.15 - 2.35        10.86 - 12.18
                                 2009         --        1.15 - 2.35        30.93 - 32.51

  MIST American Funds Growth     2013       0.44        0.95 - 2.35        11.27 - 28.11
     Sub-Account                 2012       0.33        1.30 - 2.35        14.67 - 15.89
                                 2011       0.35        1.30 - 2.35      (6.81) - (5.83)
                                 2010       0.20        1.30 - 2.35        15.57 - 16.79
                                 2009         --        1.30 - 2.35        35.67 - 37.09

  MIST American Funds            2013       1.65        1.00 - 2.35        10.88 - 12.39
     Moderate Allocation         2012       2.04        1.00 - 2.35          8.25 - 9.73
     Sub-Account                 2011       1.54        1.00 - 2.35      (2.14) - (0.81)
                                 2010       1.41        1.00 - 2.35          7.36 - 8.82
                                 2009         --        1.00 - 2.35        15.69 - 21.98

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                      ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                          UNITS        HIGHEST ($)     ASSETS ($)
                                      ------------  ---------------  --------------
  MIST AQR Global Risk          2013   295,108,196     9.93 - 11.09   3,248,475,977
     Balanced Sub-Account       2012   324,843,850    10.42 - 11.61   3,753,309,463
     (Commenced 5/2/2011)       2011   179,038,392    10.54 - 10.62   1,898,124,083

  MIST BlackRock Global         2013   487,574,727    10.92 - 11.35   5,457,878,761
     Tactical Strategies        2012   471,913,542    10.13 - 10.38   4,856,824,935
     Sub-Account                2011   297,189,715      9.51 - 9.58   2,842,712,285
     (Commenced 5/2/2011)

  MIST BlackRock High Yield     2013    10,783,682    14.92 - 28.32     265,149,806
     Sub-Account                2012    11,949,833    13.83 - 26.13     276,977,302
                                2011    10,891,616    12.03 - 21.28     221,624,841
                                2010     9,034,810    11.92 - 21.07     182,367,303
                                2009     5,656,394    16.02 - 18.43     100,278,538

  MIST BlackRock Large Cap      2013     1,260,254    12.25 - 14.84      16,869,650
     Core Sub-Account           2012     1,423,242     9.34 - 11.16      14,439,147
                                2011     1,414,721      8.42 - 9.34      12,849,849
                                2010     1,044,239      8.60 - 9.47       9,613,588
                                2009       613,169      7.82 - 8.54       5,078,728

  MIST Clarion Global Real      2013    11,099,591    15.36 - 17.68     182,673,922
     Estate Sub-Account         2012    10,967,900    15.19 - 17.23     177,317,957
                                2011    11,304,866    12.34 - 13.38     147,447,056
                                2010     9,934,760    13.39 - 14.36     139,330,754
                                2009     7,999,282    11.80 - 12.53      98,120,895

  MIST ClearBridge Aggressive   2013       604,793  145.80 - 224.52     119,068,960
     Growth II Sub-Account      2012       687,043  115.55 - 176.62     106,823,115
                                2011       543,584   96.27 - 146.05      68,769,080
                                2010       397,905  106.29 - 160.04      53,356,686
                                2009       192,470   99.16 - 121.06      21,865,637

  MIST ClearBridge Aggressive   2013    36,299,683    10.84 - 13.77     451,710,565
     Growth Sub-Account         2012    33,802,849      7.55 - 9.54     292,871,764
                                2011    35,764,496      6.45 - 7.78     265,479,062
                                2010    13,863,499      6.97 - 7.63     102,505,758
                                2009    12,110,468      5.76 - 6.24      73,409,292

  MIST Goldman Sachs Mid Cap    2013     7,939,384    19.93 - 22.07     170,038,386
     Value Sub-Account          2012     8,486,283    15.38 - 16.85     139,211,779
                                2011     9,263,271    13.34 - 14.45     130,696,272
                                2010     7,332,195    14.57 - 15.63     112,015,664
                                2009     6,218,018    12.01 - 12.74      77,628,353

  MIST Harris Oakmark           2013    25,769,452    23.43 - 29.23     693,983,244
     International Sub-Account  2012    25,722,293    18.33 - 22.61     538,939,254
                                2011    28,033,038    14.49 - 17.04     461,860,538
                                2010    23,589,953    17.23 - 20.14     459,739,197
                                2009    18,176,767    15.11 - 17.52     309,481,262

  MIST Invesco Balanced-Risk    2013   800,860,953      1.04 - 1.06     843,160,697
     Allocation Sub-Account     2012   631,214,101      1.04 - 1.05     661,422,417
     (Commenced 4/30/2012)

                                                FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  MIST AQR Global Risk          2013       2.09        0.90 - 2.35       (5.64) - (4.26)
     Balanced Sub-Account       2012       0.44        0.90 - 2.35           3.72 - 9.29
     (Commenced 5/2/2011)       2011       3.00        1.15 - 2.25           1.94 - 2.70

  MIST BlackRock Global         2013       1.36        0.90 - 2.35           7.75 - 9.32
     Tactical Strategies        2012         --        0.90 - 2.35           3.27 - 7.89
     Sub-Account                2011       1.37        1.15 - 2.25       (4.84) - (4.14)
     (Commenced 5/2/2011)

  MIST BlackRock High Yield     2013       7.02        0.90 - 2.35           6.79 - 8.35
     Sub-Account                2012       7.05        0.90 - 2.35          7.68 - 15.15
                                2011       6.52        1.20 - 2.35         (0.03) - 1.12
                                2010       5.88        1.20 - 2.35          5.99 - 14.28
                                2009       3.54        1.30 - 2.35         43.24 - 44.75

  MIST BlackRock Large Cap      2013       1.28        0.90 - 2.30         31.12 - 32.97
     Core Sub-Account           2012       1.07        0.90 - 2.30        (0.27) - 11.75
                                2011       0.92        1.55 - 2.30       (2.06) - (1.33)
                                2010       1.06        1.55 - 2.30         10.01 - 10.85
                                2009       1.34        1.55 - 2.30         16.49 - 17.35

  MIST Clarion Global Real      2013       6.85        0.90 - 2.35           1.14 - 2.62
     Estate Sub-Account         2012       2.03        0.90 - 2.35          9.18 - 24.35
                                2011       3.80        1.30 - 2.35       (7.78) - (6.80)
                                2010       7.76        1.30 - 2.35         13.41 - 14.61
                                2009       3.11        1.30 - 2.35         31.61 - 33.00

  MIST ClearBridge Aggressive   2013       0.63        1.30 - 2.35         25.80 - 27.13
     Growth II Sub-Account      2012       0.29        1.30 - 2.35         19.66 - 20.94
                                2011       1.69        1.30 - 2.35       (9.69) - (8.74)
                                2010       1.30        1.30 - 2.35           3.20 - 8.00
                                2009         --        1.55 - 2.30         39.96 - 41.01

  MIST ClearBridge Aggressive   2013       0.22        0.90 - 2.35         42.22 - 44.30
     Growth Sub-Account         2012       0.02        0.90 - 2.35          3.28 - 17.38
                                2011         --        0.95 - 2.35         (9.34) - 1.91
                                2010         --        1.30 - 2.35         20.92 - 22.20
                                2009         --        1.30 - 2.35         29.87 - 31.23

  MIST Goldman Sachs Mid Cap    2013       0.89        1.30 - 2.35         29.57 - 30.94
     Value Sub-Account          2012       0.59        1.30 - 2.35         15.36 - 16.58
                                2011       0.48        1.30 - 2.35       (8.46) - (7.50)
                                2010       0.92        1.30 - 2.35         21.35 - 22.63
                                2009       1.25        1.30 - 2.35         29.24 - 30.59

  MIST Harris Oakmark           2013       2.44        0.95 - 2.35         27.46 - 29.26
     International Sub-Account  2012       1.63        0.95 - 2.35         15.61 - 27.58
                                2011         --        1.30 - 2.35     (16.24) - (15.36)
                                2010       1.82        1.30 - 2.35         13.71 - 14.92
                                2009       7.66        1.30 - 2.35         43.46 - 53.06

  MIST Invesco Balanced-Risk    2013         --        0.90 - 2.35         (0.50) - 0.95
     Allocation Sub-Account     2012       0.55        0.90 - 2.35           3.03 - 4.04
     (Commenced 4/30/2012)

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                      --------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO          NET
                                          UNITS       HIGHEST ($)     ASSETS ($)
                                      ------------  ---------------  -------------
  MIST Invesco Comstock         2013    26,889,264    14.36 - 22.42    443,561,923
     Sub-Account                2012    26,662,653    10.86 - 16.72    329,458,802
                                2011    25,137,797     9.39 - 14.24    266,463,408
                                2010    21,172,822     9.76 - 14.59    230,561,318
                                2009    16,791,760     8.70 - 12.82    161,042,507

  MIST Invesco Mid Cap Value    2013     4,619,902    30.27 - 38.39    158,040,375
     Sub-Account                2012     5,175,603    23.78 - 29.73    138,149,492
                                2011     5,366,862    21.23 - 24.69    127,004,689
                                2010     4,351,943    22.57 - 25.97    108,323,379
                                2009     3,034,782    18.41 - 20.96     60,902,685

  MIST Invesco Small Cap        2013    13,003,134    22.53 - 27.31    319,189,345
     Growth Sub-Account         2012    13,528,657    16.44 - 19.61    240,468,780
                                2011    13,942,780    14.22 - 16.69    212,672,795
                                2010    11,943,258    14.70 - 16.99    186,610,558
                                2009    11,180,366    11.92 - 13.55    140,473,926

  MIST JPMorgan Core Bond       2013    29,439,490    10.12 - 10.75    311,869,932
     Sub-Account                2012    31,242,391    10.69 - 11.23    346,492,447
                                2011    32,528,572    10.43 - 10.84    349,346,240
                                2010    26,655,400    10.10 - 10.38    274,791,792
                                2009    14,305,838      9.74 - 9.92    141,146,685

  MIST JPMorgan Global Active   2013   649,853,969      1.13 - 1.16    746,849,717
     Allocation Sub-Account     2012   269,034,003      1.04 - 1.05    282,572,135
     (Commenced 4/30/2012)

  MIST JPMorgan Small Cap       2013     1,455,583    18.28 - 20.23     27,866,566
     Value Sub-Account          2012     1,643,159    14.04 - 15.36     24,014,976
                                2011     1,650,824    12.42 - 13.17     21,224,281
                                2010     1,677,961    14.14 - 14.87     24,426,974
                                2009     1,579,618    12.10 - 12.62     19,575,088

  MIST Loomis Sayles Global     2013    10,842,823    15.69 - 17.47    180,595,781
     Markets Sub-Account        2012    12,318,466    13.71 - 14.91    177,780,410
                                2011    13,161,956    12.01 - 12.74    165,018,207
                                2010    10,620,691    12.48 - 13.10    137,171,845
                                2009     7,198,911    10.47 - 10.88     77,383,467

  MIST Lord Abbett Bond         2013     9,341,018     9.99 - 32.33    259,294,487
     Debenture Sub-Account      2012    10,178,078     9.36 - 30.15    266,010,291
                                2011    10,848,076     8.39 - 26.88    255,107,548
                                2010    11,708,304     8.12 - 25.87    267,920,695
                                2009    11,953,991     7.27 - 23.06    245,913,998

  MIST Met/Eaton Vance          2013     7,519,969    10.76 - 11.18     83,115,837
     Floating Rate Sub-Account  2012     5,007,151    10.61 - 10.91     54,197,004
     (Commenced 5/3/2010)       2011     4,263,176    10.13 - 10.30     43,696,769
                                2010     1,600,145    10.16 - 10.23     16,334,315

  MIST Met/Franklin Low         2013    14,050,793     9.78 - 10.16    140,307,146
     Duration Total Return      2012     4,349,231     9.92 - 10.14     43,609,944
     Sub-Account                2011     2,835,514      9.70 - 9.78     27,661,832
     (Commenced 5/2/2011)

                                                FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                         INCOME          LOWEST TO         LOWEST TO
                                        RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                      -------------  ----------------  -----------------
  MIST Invesco Comstock         2013       1.07        0.90 - 2.35         32.25 - 34.18
     Sub-Account                2012       1.22        0.90 - 2.35          5.55 - 17.40
                                2011       1.09        0.95 - 2.35       (3.76) - (2.39)
                                2010       1.45        0.95 - 2.35         12.19 - 13.80
                                2009       1.11        0.95 - 2.35         23.63 - 30.57

  MIST Invesco Mid Cap Value    2013       0.74        0.90 - 2.35         27.28 - 29.14
     Sub-Account                2012       0.40        0.90 - 2.35          2.26 - 13.21
                                2011       0.51        1.30 - 2.35       (5.93) - (4.94)
                                2010       0.55        1.30 - 2.35         22.62 - 23.91
                                2009       1.74        1.30 - 2.35         23.59 - 24.90

  MIST Invesco Small Cap        2013       0.23        0.89 - 2.35         36.92 - 39.29
     Growth Sub-Account         2012         --        0.89 - 2.35         15.47 - 17.45
                                2011         --        0.89 - 2.35       (3.37) - (1.73)
                                2010         --        0.89 - 2.35         23.26 - 25.35
                                2009         --        0.89 - 2.35         30.70 - 33.03

  MIST JPMorgan Core Bond       2013       0.28        1.30 - 2.35       (5.04) - (4.05)
     Sub-Account                2012       2.57        1.30 - 2.35           2.47 - 3.55
                                2011       2.09        1.30 - 2.35           3.34 - 4.42
                                2010       1.64        1.30 - 2.35           3.63 - 4.73
                                2009         --        1.30 - 2.35          9.52 - 10.67

  MIST JPMorgan Global Active   2013       0.08        0.90 - 2.35           8.41 - 9.99
     Allocation Sub-Account     2012       0.73        0.90 - 2.35           3.02 - 4.03
     (Commenced 4/30/2012)

  MIST JPMorgan Small Cap       2013       0.69        0.90 - 2.30         30.22 - 31.71
     Value Sub-Account          2012       0.84        0.90 - 2.30          2.73 - 13.98
                                2011       1.69        1.20 - 2.30     (12.17) - (11.43)
                                2010       0.82        1.20 - 2.30         16.82 - 17.83
                                2009       0.88        1.20 - 2.30         26.15 - 27.24

  MIST Loomis Sayles Global     2013       2.41        0.95 - 2.35         14.41 - 16.02
     Markets Sub-Account        2012       2.32        1.10 - 2.35          2.75 - 15.41
                                2011       2.32        1.30 - 2.35       (3.77) - (2.75)
                                2010       2.99        1.30 - 2.35         19.18 - 20.43
                                2009       1.95        1.30 - 2.35         37.54 - 39.00

  MIST Lord Abbett Bond         2013       6.62        0.89 - 2.35           5.47 - 7.21
     Debenture Sub-Account      2012       7.20        0.89 - 2.35          5.77 - 12.18
                                2011       5.92        0.89 - 2.35           2.04 - 3.90
                                2010       6.21        0.89 - 2.35         10.34 - 12.18
                                2009       7.17        0.89 - 2.35         33.60 - 35.91

  MIST Met/Eaton Vance          2013       3.38        1.30 - 2.35           1.42 - 2.50
     Floating Rate Sub-Account  2012       3.39        1.30 - 2.35           4.83 - 5.94
     (Commenced 5/3/2010)       2011       1.99        1.30 - 2.30         (0.31) - 0.69
                                2010         --        1.30 - 2.30           1.64 - 2.31

  MIST Met/Franklin Low         2013       1.07        0.90 - 2.35         (1.19) - 0.25
     Duration Total Return      2012       1.91        0.90 - 2.20           1.17 - 3.15
     Sub-Account                2011         --        1.20 - 2.35       (2.83) - (2.08)
     (Commenced 5/2/2011)

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                      ----------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                           UNITS        HIGHEST ($)     ASSETS ($)
                                       ------------  ---------------  --------------
  MIST Met/Templeton            2013      3,905,329    13.00 - 13.53      52,286,139
     International Bond         2012      4,238,395    13.19 - 13.56      57,001,253
     Sub-Account                2011      4,276,073    11.74 - 12.02      51,093,268
     (Commenced 5/4/2009)       2010      2,982,596    12.04 - 12.22      36,302,425
                                2009        775,327    10.84 - 10.90       8,438,524

  MIST MetLife Aggressive       2013     42,451,280    14.53 - 16.59     659,971,504
     Strategy Sub-Account       2012     44,655,767    11.48 - 12.93     545,044,070
                                2011     49,390,389    10.07 - 10.98     524,691,864
                                2010     45,689,702    10.94 - 11.78     522,967,837
                                2009     41,343,573     9.62 - 10.23     412,402,731

  MIST MetLife Balanced Plus    2013    547,096,627    11.51 - 11.96   6,454,726,976
     Sub-Account                2012    438,994,467    10.30 - 10.55   4,593,209,415
     (Commenced 5/2/2011)       2011    257,076,022      9.33 - 9.40   2,411,774,661

  MIST MetLife Balanced         2013    519,201,421    14.02 - 16.02   7,812,083,177
     Strategy Sub-Account       2012    550,560,779    12.02 - 13.53   7,045,806,333
                                2011    592,824,603    10.80 - 11.77   6,764,659,086
                                2010    546,381,907    11.25 - 12.12   6,437,293,439
                                2009    458,932,798    10.14 - 10.79   4,832,135,577

  MIST MetLife Defensive        2013    140,580,521    13.08 - 14.94   1,972,799,136
     Strategy Sub-Account       2012    178,585,503    12.28 - 13.82   2,332,865,728
                                2011    186,262,512    11.33 - 12.48   2,228,739,665
                                2010    167,912,074    11.40 - 12.39   2,003,850,499
                                2009    134,240,318    10.52 - 11.28   1,466,386,791

  MIST MetLife Growth           2013    434,876,747    14.54 - 16.61   6,767,059,518
     Strategy Sub-Account       2012    407,576,342    11.83 - 13.31   5,115,649,012
                                2011    446,977,194    10.46 - 11.40   4,926,470,881
                                2010    473,161,406    11.14 - 12.00   5,512,372,206
                                2009    490,302,032     9.88 - 10.51   5,026,063,304

  MIST MetLife Moderate         2013    247,107,077    13.70 - 15.64   3,631,779,008
     Strategy Sub-Account       2012    266,549,696    12.27 - 13.82   3,483,723,904
                                2011    281,377,647    11.18 - 12.19   3,324,311,655
                                2010    257,780,425    11.46 - 12.34   3,094,289,659
                                2009    201,975,022    10.44 - 11.11   2,188,428,006

  MIST MetLife Multi-Index      2013    153,950,143     1.12 - 11.26     209,957,052
     Targeted Risk Sub-Account  2012     11,094,386             1.01      11,247,979
     (Commenced 11/12/2012)

  MIST MFS Emerging Markets     2013     41,623,177    10.29 - 12.45     456,076,892
     Equity Sub-Account         2012     38,352,212    11.09 - 13.41     448,693,258
                                2011     37,004,554     9.55 - 11.54     369,675,163
                                2010     29,287,659    12.03 - 14.53     365,169,255
                                2009     18,534,256     9.96 - 12.02     189,762,080

  MIST MFS Research             2013     19,616,483    15.39 - 18.44     331,488,461
     International Sub-Account  2012     21,667,563    13.21 - 15.60     311,615,422
                                2011     22,841,018    11.58 - 13.42     285,814,827
                                2010     22,399,698    13.27 - 15.17     318,521,626
                                2009     21,694,779    12.19 - 13.75     281,155,296

                                                FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  MIST Met/Templeton            2013       2.02        1.30 - 2.15       (1.11) - (0.27)
     International Bond         2012      10.26        1.30 - 2.05         11.96 - 12.80
     Sub-Account                2011       6.86        1.30 - 2.20       (2.49) - (1.61)
     (Commenced 5/4/2009)       2010       0.51        1.30 - 2.20         11.07 - 12.08
                                2009         --        1.30 - 2.20           8.40 - 9.00

  MIST MetLife Aggressive       2013       0.75        0.90 - 2.35         26.50 - 28.35
     Strategy Sub-Account       2012       0.64        0.90 - 2.35          2.91 - 15.40
                                2011       1.10        1.15 - 2.35       (7.96) - (6.85)
                                2010       1.18        1.15 - 2.35         13.80 - 15.17
                                2009         --        1.15 - 2.35         29.56 - 31.13

  MIST MetLife Balanced Plus    2013       1.19        0.90 - 2.35         11.71 - 13.34
     Sub-Account                2012         --        0.90 - 2.35          4.67 - 11.81
     (Commenced 5/2/2011)       2011       0.27        1.15 - 2.25       (6.68) - (6.00)

  MIST MetLife Balanced         2013       2.01        0.90 - 2.35         16.65 - 18.35
     Strategy Sub-Account       2012       2.15        0.90 - 2.35          3.72 - 12.62
                                2011       1.58        1.15 - 2.35       (3.98) - (2.82)
                                2010       2.05        1.15 - 2.35         10.96 - 12.28
                                2009         --        1.15 - 2.35         25.35 - 26.87

  MIST MetLife Defensive        2013       3.03        0.90 - 2.35           6.55 - 8.10
     Strategy Sub-Account       2012       2.83        0.90 - 2.35           3.87 - 9.80
                                2011       2.22        1.00 - 2.35         (0.59) - 0.76
                                2010       3.05        1.00 - 2.35           8.32 - 9.80
                                2009       2.86        1.00 - 2.35         14.50 - 21.50

  MIST MetLife Growth           2013       1.40        0.90 - 2.35         22.99 - 24.79
     Strategy Sub-Account       2012       1.66        0.90 - 2.35          3.45 - 14.39
                                2011       1.54        1.15 - 2.35       (6.10) - (4.98)
                                2010       1.71        1.15 - 2.35         12.81 - 14.17
                                2009         --        1.15 - 2.35         27.08 - 28.61

  MIST MetLife Moderate         2013       2.38        0.90 - 2.35         11.57 - 13.20
     Strategy Sub-Account       2012       2.66        0.90 - 2.35          3.72 - 11.10
                                2011       1.83        1.15 - 2.35       (2.43) - (1.26)
                                2010       2.46        1.15 - 2.35          9.79 - 11.12
                                2009       3.18        1.15 - 2.35         23.16 - 24.65

  MIST MetLife Multi-Index      2013       0.55        1.15 - 2.25          4.04 - 11.65
     Targeted Risk Sub-Account  2012         --        1.15 - 2.00           2.56 - 2.68
     (Commenced 11/12/2012)

  MIST MFS Emerging Markets     2013       1.07        0.90 - 2.35       (7.19) - (5.83)
     Equity Sub-Account         2012       0.75        0.90 - 2.35          3.96 - 17.77
                                2011       1.39        0.95 - 2.35     (20.59) - (19.48)
                                2010       0.97        0.95 - 2.35         20.79 - 22.49
                                2009       1.45        0.95 - 2.35         65.01 - 67.34

  MIST MFS Research             2013       2.58        0.90 - 2.35         16.49 - 18.19
     International Sub-Account  2012       1.89        0.90 - 2.35          6.35 - 15.60
                                2011       1.88        0.95 - 2.35     (12.79) - (11.56)
                                2010       1.70        0.95 - 2.35          8.83 - 10.35
                                2009       3.12        0.95 - 2.35         28.50 - 30.32

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                       ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO           NET
                                           UNITS       HIGHEST ($)      ASSETS ($)
                                       ------------  ---------------  --------------
  MIST Morgan Stanley Mid Cap    2013    13,099,903     2.79 - 24.94     244,579,234
     Growth Sub-Account          2012    12,225,316     2.03 - 18.06     166,100,095
                                 2011     8,735,505     1.88 - 16.63     109,412,403
                                 2010     6,606,286     2.04 - 17.98      89,015,672
                                 2009     5,166,934     9.84 - 11.09      54,290,087

  MIST Oppenheimer Global        2013     3,127,720    21.72 - 27.49      78,398,573
     Equity Sub-Account          2012       500,711    18.48 - 21.83       9,983,469
                                 2011       559,531    15.55 - 17.64       9,330,001
                                 2010       608,969    17.31 - 19.88      11,272,119
                                 2009       672,213    15.23 - 17.32      10,903,654

  MIST PIMCO Inflation           2013    57,648,505    13.13 - 15.33     821,456,089
     Protected Bond Sub-Account  2012    64,013,091    14.82 - 17.05   1,021,039,296
                                 2011    63,087,877    13.90 - 15.36     936,595,819
                                 2010    52,467,468    12.81 - 13.99     711,162,874
                                 2009    37,506,865    12.17 - 13.14     478,661,744

  MIST PIMCO Total Return        2013   118,419,838    12.03 - 19.16   1,993,786,948
     Sub-Account                 2012   128,302,689    12.42 - 19.67   2,234,370,461
                                 2011   132,311,947    11.50 - 18.11   2,140,758,433
                                 2010   111,149,390    11.27 - 17.67   1,761,602,464
                                 2009    71,654,403    10.54 - 16.44   1,055,450,302

  MIST Pioneer Fund              2013    12,432,551     2.58 - 28.13     297,755,670
     Sub-Account                 2012    11,331,680     9.91 - 21.33     220,043,655
                                 2011     9,480,402     9.11 - 19.29     168,467,083
                                 2010     5,977,317    16.24 - 20.40     112,914,666
                                 2009     3,239,380    14.30 - 17.72      53,308,711

  MIST Pioneer Strategic         2013    41,450,021     2.53 - 31.43     919,328,857
     Income Sub-Account          2012    29,638,373    13.34 - 31.23     804,777,040
                                 2011    24,444,162    12.25 - 27.99     600,261,549
                                 2010    17,115,149    12.17 - 27.26     419,601,867
                                 2009    10,957,582    11.11 - 24.54     251,000,578

  MIST Pyramis Government        2013    69,488,361    10.04 - 10.44     715,739,557
     Income Sub-Account          2012    88,599,553    10.77 - 11.03     968,887,238
     (Commenced 5/2/2011)        2011    45,618,019    10.69 - 10.77     490,473,351

  MIST Pyramis Managed           2013     7,294,047    10.69 - 10.77      78,417,229
     Risk Sub-Account
     (Commenced 4/29/2013)

  MIST Schroders Global          2013   375,261,358      1.14 - 1.17     435,205,689
     Multi-Asset Sub-Account     2012   179,641,654      1.06 - 1.07     191,885,161
     (Commenced 4/30/2012)

  MIST SSgA Growth and Income    2013   110,435,377    13.34 - 15.03   1,578,178,677
     ETF Sub-Account             2012   118,446,237    12.09 - 13.24   1,521,502,479
                                 2011   120,297,977    10.97 - 11.83   1,390,741,062
                                 2010    85,827,962    11.20 - 11.84     995,772,752
                                 2009    29,942,630    10.20 - 10.67     314,125,011

                                                  FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  MIST Morgan Stanley Mid Cap    2013       0.60        0.89 - 2.30         35.86 - 38.07
     Growth Sub-Account          2012         --        0.89 - 2.30         (4.93) - 8.58
                                 2011       0.56        0.89 - 2.30       (9.04) - (7.49)
                                 2010       0.01        0.89 - 2.30         17.15 - 30.84
                                 2009         --        0.95 - 2.30         53.69 - 55.79

  MIST Oppenheimer Global        2013       0.35        0.90 - 2.30         24.22 - 25.97
     Equity Sub-Account          2012       1.40        0.90 - 1.95          8.80 - 19.84
                                 2011       1.79        0.95 - 1.95      (10.17) - (9.41)
                                 2010       1.34        0.95 - 1.95         13.69 - 14.83
                                 2009       2.29        0.95 - 1.95         37.10 - 38.48

  MIST PIMCO Inflation           2013       2.20        0.90 - 2.35     (11.38) - (10.09)
     Protected Bond Sub-Account  2012       3.02        0.90 - 2.35           4.22 - 7.82
                                 2011       1.62        1.20 - 2.35           8.56 - 9.82
                                 2010       2.23        1.20 - 2.35           5.26 - 6.48
                                 2009       3.18        1.20 - 2.35         15.31 - 16.64

  MIST PIMCO Total Return        2013       4.27        0.89 - 2.35       (4.19) - (2.59)
     Sub-Account                 2012       3.13        0.89 - 2.35           4.10 - 8.58
                                 2011       2.62        0.89 - 2.35         (0.31) - 2.51
                                 2010       3.20        0.89 - 2.35           5.65 - 7.45
                                 2009       6.39        0.89 - 2.35         15.29 - 17.35

  MIST Pioneer Fund              2013       3.15        0.90 - 2.30          9.33 - 31.88
     Sub-Account                 2012       1.45        0.90 - 2.30           0.85 - 9.54
                                 2011       1.11        0.95 - 2.30      (11.94) - (5.45)
                                 2010       0.78        0.95 - 2.30         13.47 - 15.12
                                 2009       1.52        0.95 - 2.30         21.07 - 27.31

  MIST Pioneer Strategic         2013       4.82        0.90 - 2.35         (0.94) - 1.21
     Income Sub-Account          2012       4.73        0.90 - 2.35          6.09 - 10.56
                                 2011       4.36        0.95 - 2.35           1.06 - 2.65
                                 2010       4.58        0.95 - 2.20          5.21 - 11.12
                                 2009       4.72        0.95 - 2.15         23.08 - 31.83

  MIST Pyramis Government        2013       1.55        0.90 - 2.35       (6.74) - (5.37)
     Income Sub-Account          2012       0.02        0.90 - 2.35           0.74 - 1.96
     (Commenced 5/2/2011)        2011       0.89        1.15 - 2.25           6.96 - 7.75

  MIST Pyramis Managed           2013       1.65        1.15 - 2.25           4.66 - 5.43
     Risk Sub-Account
     (Commenced 4/29/2013)

  MIST Schroders Global          2013       0.01        0.90 - 2.35           7.55 - 9.12
     Multi-Asset Sub-Account     2012       1.49        0.90 - 2.35           5.01 - 6.03
     (Commenced 4/30/2012)

  MIST SSgA Growth and Income    2013       2.51        0.90 - 2.35         10.31 - 11.92
     ETF Sub-Account             2012       2.40        1.10 - 2.35          4.01 - 11.55
                                 2011       1.70        1.15 - 2.35       (1.29) - (0.09)
                                 2010       1.05        1.15 - 2.20          9.80 - 10.96
                                 2009       0.78        1.15 - 2.20         22.17 - 23.97

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                     ----------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO           NET
                                         UNITS        HIGHEST ($)      ASSETS ($)
                                     ------------  ----------------  --------------
  MIST SSgA Growth ETF         2013    35,919,224     13.27 - 14.96     509,607,858
     Sub-Account               2012    36,733,044     11.51 - 12.55     448,167,959
                               2011    37,984,453     10.24 - 11.04     409,132,829
                               2010    29,136,066     10.71 - 11.41     325,453,346
                               2009    16,443,398      9.67 - 10.11     163,291,494

  MIST T. Rowe Price Large     2013    11,320,980    38.18 - 128.69     657,944,319
     Cap Value Sub-Account     2012    12,231,249     28.88 - 96.83     536,790,380
                               2011    13,446,503     24.76 - 82.60     507,039,092
                               2010    14,212,118     26.09 - 86.60     558,423,606
                               2009    14,942,501     22.55 - 74.47     502,483,411

  MIST T. Rowe Price Mid Cap   2013    37,965,912     13.67 - 15.54     568,882,747
     Growth Sub-Account        2012    41,941,697     10.24 - 11.53     467,536,275
                               2011    44,089,511      9.22 - 10.28     439,146,325
                               2010    40,356,445      9.67 - 10.58     414,850,131
                               2009    31,597,201       7.75 - 8.40     258,174,943

  MIST Third Avenue Small Cap  2013    13,992,716     21.87 - 26.40     330,701,962
     Value Sub-Account         2012    15,859,523     16.91 - 20.06     287,540,317
                               2011    18,611,699     14.67 - 17.11     290,532,427
                               2010    18,793,984     16.49 - 18.91     327,520,477
                               2009    17,777,766     14.06 - 15.88     262,479,306

  MSF Baillie Gifford          2013    29,549,817      4.51 - 15.12     303,453,047
     International Stock       2012       219,106      3.96 - 13.35       2,585,607
     Sub-Account               2011       282,028      3.36 - 11.37       2,803,543
                               2010       318,412      4.26 - 14.47       3,979,701
                               2009       337,655      4.02 - 13.77       3,955,132

  MSF Barclays Aggregate       2013    13,536,937      1.71 - 18.22     162,571,849
     Bond Index Sub-Account    2012    10,756,748      1.78 - 18.82     151,553,766
                               2011     8,083,366      1.73 - 18.28     130,173,979
                               2010     5,646,137     14.02 - 17.15      86,674,964
                               2009     2,010,364     13.73 - 16.32      29,893,966

  MSF BlackRock Bond Income    2013     1,054,348     44.86 - 72.01      57,251,907
     Sub-Account               2012     1,045,629     46.32 - 73.22      57,888,933
                               2011       953,075     44.15 - 68.69      49,538,985
                               2010       952,834     42.45 - 65.04      47,336,145
                               2009       911,026     40.15 - 60.57      42,636,576

  MSF BlackRock Capital        2013       721,215     15.83 - 48.60      15,272,342
     Appreciation Sub-Account  2012       745,728     12.04 - 36.54      11,831,610
                               2011       814,200     10.75 - 32.23      11,348,650
                               2010       601,185     12.06 - 35.71       9,563,155
                               2009       612,808     10.28 - 30.07       8,419,085

  MSF BlackRock Large Cap      2013       225,190     16.80 - 17.73       3,792,926
     Value Sub-Account         2012       230,438     12.89 - 13.54       2,977,532
                               2011       252,494     11.44 - 11.96       2,890,664
                               2010       253,453     11.33 - 11.79       2,872,585
                               2009       264,703     10.51 - 10.89       2,783,413

                                               FOR THE YEAR ENDED DECEMBER 31
                                     --------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                        INCOME          LOWEST TO          LOWEST TO
                                       RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                     -------------  ----------------  -----------------
  MIST SSgA Growth ETF         2013       2.10        0.90 - 2.35         15.33 - 17.01
     Sub-Account               2012       1.96        1.15 - 2.35          4.38 - 13.71
                               2011       1.56        1.15 - 2.35       (4.40) - (3.24)
                               2010       1.35        1.15 - 2.35         11.50 - 12.85
                               2009       0.93        1.15 - 2.20         26.29 - 28.66

  MIST T. Rowe Price Large     2013       1.58        0.89 - 2.35         30.67 - 32.90
     Cap Value Sub-Account     2012       1.50        0.89 - 2.35          6.92 - 17.22
                               2011       0.70        0.89 - 2.35       (6.24) - (4.62)
                               2010       1.11        0.89 - 2.35         14.30 - 16.29
                               2009       2.30        0.89 - 2.35         15.64 - 17.62

  MIST T. Rowe Price Mid Cap   2013       0.21        1.30 - 2.35         33.41 - 34.82
     Growth Sub-Account        2012         --        1.30 - 2.35         11.03 - 12.21
                               2011         --        1.30 - 2.35       (3.93) - (2.92)
                               2010         --        1.30 - 2.35         24.72 - 26.05
                               2009         --        1.30 - 2.35         42.11 - 43.59

  MIST Third Avenue Small Cap  2013       0.99        0.89 - 2.35         29.37 - 31.64
     Value Sub-Account         2012         --        0.89 - 2.35         15.23 - 17.22
                               2011       1.10        0.89 - 2.35      (11.09) - (9.50)
                               2010       1.17        0.89 - 2.35         17.11 - 19.08
                               2009       1.15        0.89 - 2.35         23.51 - 25.70

  MSF Baillie Gifford          2013       0.02        1.30 - 2.25          9.68 - 13.94
     International Stock       2012       1.14        1.40 - 1.90         17.11 - 17.85
     Sub-Account               2011       1.60        1.40 - 1.90     (21.63) - (20.99)
                               2010       1.41        1.40 - 1.90           4.85 - 5.74
                               2009       0.42        1.40 - 1.90         19.59 - 20.44

  MSF Barclays Aggregate       2013       3.23        0.89 - 2.25       (4.74) - (3.19)
     Bond Index Sub-Account    2012       3.45        0.89 - 2.25           1.27 - 2.98
                               2011       3.22        0.89 - 2.25           4.77 - 6.56
                               2010       2.64        0.89 - 2.25           3.30 - 5.11
                               2009       3.64        0.89 - 2.15           2.27 - 4.24

  MSF BlackRock Bond Income    2013       3.83        0.89 - 2.30       (3.17) - (1.65)
     Sub-Account               2012       2.54        0.89 - 2.30           3.74 - 6.59
                               2011       3.84        0.89 - 2.30           4.00 - 5.62
                               2010       3.77        0.89 - 2.30           5.72 - 7.38
                               2009       6.49        0.89 - 2.30           6.81 - 8.50

  MSF BlackRock Capital        2013       0.79        0.89 - 2.30         31.17 - 33.03
     Appreciation Sub-Account  2012       0.32        0.89 - 2.30        (0.88) - 13.35
                               2011       0.17        0.89 - 2.30      (11.01) - (9.75)
                               2010       0.22        0.89 - 2.30         17.10 - 18.76
                               2009       0.15        0.89 - 2.30         28.77 - 35.57

  MSF BlackRock Large Cap      2013       1.38        0.89 - 1.35         30.28 - 30.88
     Value Sub-Account         2012       1.61        0.89 - 1.35         12.74 - 13.27
                               2011       1.16        0.89 - 1.35           0.97 - 1.44
                               2010       1.09        0.89 - 1.35           7.75 - 8.26
                               2009       1.58        0.89 - 1.35          9.73 - 10.22

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                        --------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                            UNITS       HIGHEST ($)     ASSETS ($)
                                        ------------  ---------------  -------------
  MSF BlackRock Money Market      2013    44,329,198     2.36 - 25.88    461,342,890
     Sub-Account                  2012    53,484,009     9.33 - 25.53    569,109,901
                                  2011    59,067,302     9.55 - 25.84    633,625,012
                                  2010    51,015,018     9.77 - 26.15    553,885,805
                                  2009    54,211,009     9.99 - 26.46    576,532,284

  MSF Davis Venture Value         2013    36,209,587    16.00 - 52.55    658,561,438
     Sub-Account                  2012    41,401,029    12.26 - 39.65    572,327,325
                                  2011    48,368,185    11.12 - 35.45    599,153,697
                                  2010    46,415,423    11.87 - 37.27    606,785,200
                                  2009    41,123,511    10.86 - 33.58    487,864,492

  MSF Frontier Mid Cap            2013     4,767,721    16.33 - 18.08     83,651,163
     Growth Sub-Account
     (Commenced 4/29/2013)

  MSF Jennison Growth             2013    32,574,197     3.93 - 19.82    585,624,219
     Sub-Account                  2012    35,125,323     2.91 - 14.55    468,764,846
                                  2011    20,877,221     2.55 - 12.29    248,172,110
                                  2010    20,230,170     2.57 - 12.42    243,817,657
                                  2009    17,375,446     2.33 - 11.31    190,651,501

  MSF Loomis Sayles Small Cap     2013       283,327    46.30 - 57.49     14,610,773
     Core Sub-Account             2012       330,015    33.68 - 41.36     12,332,225
                                  2011       310,374    30.16 - 36.63     10,317,247
                                  2010       214,307    30.76 - 36.95      7,224,075
                                  2009        73,444    25.33 - 29.40      1,990,671

  MSF Loomis Sayles Small Cap     2013        12,506    17.15 - 18.50        226,802
     Growth Sub-Account           2012         3,306    11.73 - 12.58         40,927
     (Commenced 4/30/2012)

  MSF Met/Artisan Mid Cap         2013    13,125,790    19.41 - 55.03    285,771,010
     Value Sub-Account            2012    13,419,571    14.54 - 40.57    217,257,576
                                  2011    14,599,235    13.33 - 36.59    215,514,020
                                  2010    15,163,945    12.80 - 34.58    213,857,206
                                  2009    15,659,935    11.41 - 30.33    195,923,686

  MSF Met/Dimensional             2013     3,208,551    19.88 - 21.38     66,162,419
     International Small Company  2012     3,203,412    15.91 - 16.90     52,618,293
     Sub-Account                  2011     3,336,605    13.82 - 14.29     47,225,164
                                  2010     2,082,274    16.89 - 17.28     35,750,236
                                  2009     1,225,665    14.11 - 14.28     17,436,960

  MSF MetLife Conservative        2013       557,035    12.93 - 13.63      7,497,408
     Allocation Sub-Account       2012       735,694    12.67 - 13.27      9,655,026
                                  2011       850,770    11.86 - 12.35     10,395,348
                                  2010       830,223    11.74 - 12.15      9,998,191
                                  2009       967,744    10.85 - 11.21     10,771,428

  MSF MetLife Conservative to     2013       550,896    13.60 - 14.27      7,732,376
     Moderate Allocation          2012       588,986    12.52 - 13.07      7,576,787
     Sub-Account                  2011       608,383    11.48 - 11.91      7,143,945
                                  2010       782,775    11.60 - 11.97      9,257,856
                                  2009       836,071    10.62 - 10.90      9,016,185

                                                  FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                           INCOME          LOWEST TO         LOWEST TO
                                          RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                        -------------  ----------------  -----------------
  MSF BlackRock Money Market      2013         --        0.90 - 2.35       (2.32) - (0.37)
     Sub-Account                  2012         --        0.95 - 2.35       (2.34) - (0.74)
                                  2011         --        0.95 - 2.35       (2.32) - (0.94)
                                  2010         --        0.95 - 2.35       (2.32) - (0.64)
                                  2009       0.25        1.00 - 2.35       (2.07) - (0.48)

  MSF Davis Venture Value         2013       1.27        0.89 - 2.35         30.43 - 32.52
     Sub-Account                  2012       0.72        0.89 - 2.35          1.16 - 11.86
                                  2011       1.01        0.89 - 2.35      (11.86) - (4.88)
                                  2010       0.87        0.89 - 2.35          9.22 - 11.01
                                  2009       1.37        0.89 - 2.35         28.77 - 30.82

  MSF Frontier Mid Cap            2013         --        1.30 - 2.35         19.21 - 20.07
     Growth Sub-Account
     (Commenced 4/29/2013)

  MSF Jennison Growth             2013       0.20        0.90 - 2.35         33.56 - 35.51
     Sub-Account                  2012       0.01        0.95 - 2.35        (4.12) - 14.17
                                  2011       0.06        1.30 - 2.35       (2.11) - (0.86)
                                  2010       0.38        1.30 - 2.35          8.74 - 10.07
                                  2009         --        1.30 - 2.35         36.32 - 38.02

  MSF Loomis Sayles Small Cap     2013       0.23        1.20 - 2.30         37.49 - 39.01
     Core Sub-Account             2012         --        1.20 - 2.30         11.66 - 12.90
                                  2011         --        1.20 - 2.30       (1.94) - (0.86)
                                  2010         --        1.20 - 2.30         24.32 - 25.69
                                  2009         --        1.20 - 2.15         27.16 - 28.38

  MSF Loomis Sayles Small Cap     2013         --        0.90 - 1.50         46.17 - 47.05
     Growth Sub-Account           2012         --        0.90 - 1.50       (1.28) - (0.88)
     (Commenced 4/30/2012)

  MSF Met/Artisan Mid Cap         2013       0.77        0.89 - 2.35         33.34 - 35.64
     Value Sub-Account            2012       0.80        0.89 - 2.35          8.98 - 10.87
                                  2011       0.79        0.89 - 2.35           4.02 - 5.81
                                  2010       0.59        0.89 - 2.35         12.09 - 14.02
                                  2009       0.84        0.89 - 2.35         37.92 - 40.31

  MSF Met/Dimensional             2013       1.72        0.90 - 2.30         24.70 - 26.46
     International Small Company  2012       2.19        0.90 - 2.35          3.91 - 16.37
     Sub-Account                  2011       1.94        1.30 - 2.35     (18.19) - (17.33)
                                  2010       1.30        1.30 - 2.35         19.74 - 21.01
                                  2009         --        1.30 - 2.35         39.40 - 40.87

  MSF MetLife Conservative        2013       3.04        1.55 - 2.15           2.07 - 2.68
     Allocation Sub-Account       2012       3.27        1.55 - 2.15           6.85 - 7.49
                                  2011       2.37        1.55 - 2.15           1.06 - 1.66
                                  2010       4.06        1.55 - 2.15           7.71 - 8.36
                                  2009       3.20        1.55 - 2.25         17.85 - 18.68

  MSF MetLife Conservative to     2013       2.53        1.55 - 2.10           8.62 - 9.22
     Moderate Allocation          2012       2.95        1.55 - 2.10           9.13 - 9.74
     Sub-Account                  2011       2.14        1.55 - 2.10       (1.04) - (0.50)
                                  2010       3.38        1.55 - 2.10           9.21 - 9.81
                                  2009       3.07        1.55 - 2.10         21.11 - 21.78

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                 AS OF DECEMBER 31                          FOR THE YEAR ENDED DECEMBER 31
                                   ---------------------------------------------  --------------------------------------------------
                                                    UNIT VALUE                    INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                                     LOWEST TO          NET          INCOME          LOWEST TO          LOWEST TO
                                       UNITS        HIGHEST ($)     ASSETS ($)      RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                   ------------  ---------------  --------------  -------------  ----------------  -----------------
  MSF MetLife Mid Cap Stock  2013     5,501,359     2.64 - 28.20     125,884,078       1.00        0.89 - 2.35         29.67 - 31.97
     Index Sub-Account       2012     4,914,049     2.01 - 21.37      88,989,701       0.82        0.89 - 2.35         14.53 - 16.55
                             2011     4,708,991     1.73 - 18.33      77,805,929       0.70        0.89 - 2.35       (4.50) - (2.76)
                             2010     3,443,301    15.77 - 18.85      59,472,935       0.76        0.89 - 2.20         23.19 - 25.17
                             2009     1,692,693    12.86 - 15.06      23,983,061       1.55        0.89 - 2.15         28.41 - 35.78

  MSF MetLife Moderate       2013     3,073,122    13.90 - 14.77      44,655,421       2.00        1.55 - 2.25         15.36 - 16.17
     Allocation Sub-Account  2012     3,326,548    12.05 - 12.71      41,689,448       2.39        1.55 - 2.25         10.71 - 11.49
                             2011     3,930,913    10.88 - 11.40      44,282,730       1.52        1.55 - 2.25       (3.55) - (2.89)
                             2010     4,192,524    11.28 - 11.74      48,715,861       2.53        1.55 - 2.25         10.65 - 11.44
                             2009     4,293,013    10.20 - 10.54      44,856,785       2.96        1.55 - 2.25         23.72 - 24.58

  MSF MetLife Moderate to    2013     3,927,901    14.05 - 14.80      57,260,787       1.46        1.55 - 2.15         21.67 - 22.40
     Aggressive Allocation   2012     4,335,356    11.55 - 12.09      51,720,857       1.91        1.55 - 2.15         12.92 - 13.60
     Sub-Account             2011     4,632,179    10.23 - 10.65      48,721,974       1.43        1.55 - 2.15       (5.81) - (5.25)
                             2010     5,194,016    10.86 - 11.24      57,766,976       2.14        1.55 - 2.15         12.25 - 12.94
                             2009     5,328,120      9.67 - 9.95      52,562,753       2.53        1.55 - 2.15         26.35 - 27.11

  MSF MetLife Stock Index    2013    28,624,388     6.28 - 69.33     561,274,487       1.68        0.89 - 2.90         28.14 - 30.85
     Sub-Account             2012    29,109,224     4.82 - 52.98     446,759,028       1.55        0.89 - 2.90         12.30 - 14.73
                             2011    25,347,914     4.22 - 46.18     355,993,780       1.55        0.89 - 2.90         (1.15) - 0.94
                             2010    23,801,960    11.03 - 45.76     343,187,076       1.63        0.89 - 2.90         11.41 - 13.81
                             2009    21,150,594     9.85 - 40.20     281,243,641       2.10        0.89 - 2.90         23.01 - 26.75

  MSF MFS Total Return       2013       814,124    46.24 - 71.07      46,044,412       2.31        0.89 - 2.30         16.06 - 17.94
     Sub-Account             2012       730,405    41.41 - 60.26      35,344,618       2.78        0.89 - 2.15          2.75 - 10.59
                             2011       826,212    38.00 - 54.49      36,390,818       2.68        0.89 - 2.15           0.04 - 1.51
                             2010       929,202    37.99 - 53.68      40,676,709       2.91        0.89 - 2.15           7.53 - 9.10
                             2009     1,006,138    35.33 - 49.20      40,772,224       4.14        0.89 - 2.15         15.84 - 17.55

  MSF MFS Value Sub-Account  2013    12,139,878    12.05 - 23.85     260,473,964       0.55        0.89 - 2.35         17.10 - 34.53
                             2012     3,025,966    14.12 - 17.78      48,275,261       1.94        0.89 - 2.30          3.00 - 15.61
                             2011     3,145,406    12.27 - 14.81      43,754,913       1.57        0.89 - 2.30       (1.43) - (0.04)
                             2010     3,234,649    12.33 - 14.90      45,430,281       1.32        0.89 - 2.30          8.89 - 10.44
                             2009     2,664,361    11.22 - 13.56      33,984,060         --        0.89 - 2.30         18.08 - 19.75

  MSF MSCI EAFE Index        2013     8,809,646     1.61 - 17.40     112,197,169       2.89        0.89 - 2.25         18.74 - 20.78
     Sub-Account             2012     7,172,234     1.34 - 14.41      81,404,548       2.89        0.89 - 2.15         15.42 - 17.27
                             2011     6,390,970     1.15 - 12.29      69,159,210       2.23        0.89 - 2.15     (14.50) - (13.28)
                             2010     4,636,491    11.54 - 14.17      58,834,689       2.24        0.89 - 2.15           5.47 - 7.24
                             2009     2,230,107    10.94 - 13.21      27,098,496       3.30        0.89 - 2.15         26.95 - 35.25

  MSF Neuberger Berman       2013     8,020,175    18.58 - 27.70     172,247,460       0.10        0.89 - 2.35         24.94 - 37.30
     Genesis Sub-Account     2012       626,194    16.44 - 20.18      11,798,908       0.34        0.89 - 2.30           7.25 - 9.05
                             2011       647,811    15.96 - 18.50      11,266,993       0.73        0.89 - 1.95         (7.38) - 4.87
                             2010       578,563    16.81 - 17.64       9,730,049       0.51        0.89 - 1.35         19.95 - 20.50
                             2009       605,787    14.02 - 14.64       8,493,213       1.10        0.89 - 1.35         11.63 - 12.15

  MSF Russell 2000 Index     2013     5,835,501     2.74 - 29.98     141,070,458       1.29        0.89 - 2.35         34.91 - 37.33
     Sub-Account             2012     5,078,788     2.01 - 21.83      91,750,975       0.88        0.89 - 2.35         13.24 - 15.31
                             2011     3,926,223     1.75 - 18.93      64,081,468       0.84        0.89 - 2.35       (6.46) - (4.95)
                             2010     2,703,578     7.11 - 19.92      46,792,763       0.77        0.89 - 2.35         23.61 - 25.79
                             2009     1,108,328     5.68 - 15.83      15,337,009       1.65        0.89 - 2.20         24.25 - 26.62

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                       AS OF DECEMBER 31
                                         ---------------------------------------------
                                                          UNIT VALUE
                                                           LOWEST TO          NET
                                             UNITS        HIGHEST ($)     ASSETS ($)
                                         ------------  ---------------  --------------
  MSF T. Rowe Price Large          2013    14,688,080     8.03 - 53.41     151,930,071
     Growth Sub-Account            2012        39,346    35.99 - 39.07       1,501,612
                                   2011        44,809    30.91 - 33.42       1,465,621
                                   2010        40,496    31.93 - 34.38       1,365,647
                                   2009        39,614    27.87 - 29.90       1,161,818

  MSF T. Rowe Price Small Cap      2013       356,919    25.98 - 35.74      10,522,813
     Growth Sub-Account            2012       380,162    18.41 - 24.95       7,808,995
                                   2011       417,381    16.23 - 21.67       7,500,142
                                   2010       465,332    16.01 - 21.48       8,285,648
                                   2009       481,022    12.16 - 16.06       6,406,764

  MSF Van Eck Global Natural       2013     6,278,667    16.43 - 17.17     106,449,499
     Resources Sub-Account         2012     7,200,491    15.15 - 15.70     111,896,983
     (Commenced 5/4/2009)          2011     6,910,683    15.07 - 15.51     106,332,935
                                   2010     3,967,225    18.49 - 18.86      74,371,723
                                   2009     1,195,095    14.65 - 14.80      17,635,926

  MSF Western Asset                2013    16,417,493    14.93 - 19.52     291,870,388
     Management U.S. Government    2012    17,244,875    15.42 - 19.89     313,310,285
     Sub-Account                   2011    16,038,241    15.32 - 19.49     285,529,978
                                   2010    12,558,586    14.90 - 18.69     214,907,918
                                   2009     8,573,371    14.46 - 17.89     140,925,866

  Neuberger Berman Genesis         2013           474            23.21          10,991
     Sub-Account                   2012           474            17.11           8,101
                                   2011           474            15.72           7,443
                                   2010           571            15.16           8,663
                                   2009           697            12.60           8,785

  Oppenheimer VA Core Bond         2013         1,493             5.79           8,646
     Sub-Account                   2012         1,541             5.88           9,058
                                   2011         1,878             5.41          10,150
                                   2010         1,952             5.06           9,885
                                   2009        12,533             4.61          57,756

  Oppenheimer VA Global            2013           443            10.15           4,492
     Strategic Income Sub-Account  2012           443            10.30           4,562
                                   2011           443             9.20           4,075
                                   2010           443             9.25           4,097
                                   2009         1,786             8.16          14,575

  Oppenheimer VA Main Street       2013        14,316             7.27         104,039
     Sub-Account                   2012        14,959             5.59          83,663
                                   2011        22,109             4.85         107,300
                                   2010        24,227             4.92         119,249
                                   2009        28,105             4.30         120,826

  Oppenheimer VA Main Street       2013     4,655,290    16.15 - 27.82     123,045,407
     Small Cap Sub-Account         2012     5,041,901    11.62 - 19.97      96,092,155
                                   2011     4,964,464     9.98 - 17.13      81,494,321
                                   2010     4,127,208    10.35 - 17.72      70,331,777
                                   2009     3,126,840     8.51 - 14.54      43,881,910

                                                   FOR THE YEAR ENDED DECEMBER 31
                                         --------------------------------------------------
                                         INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                            INCOME          LOWEST TO          LOWEST TO
                                           RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                         -------------  ----------------  -----------------
  MSF T. Rowe Price Large          2013         --        0.89 - 2.35         26.10 - 37.93
     Growth Sub-Account            2012         --        1.50 - 1.90         16.43 - 16.90
                                   2011         --        1.50 - 1.90       (3.19) - (2.80)
                                   2010       0.07        1.50 - 1.90         14.55 - 15.01
                                   2009       0.32        1.50 - 1.90         40.35 - 40.91

  MSF T. Rowe Price Small Cap      2013       0.22        0.89 - 2.15         41.11 - 43.27
     Growth Sub-Account            2012         --        0.89 - 2.15         13.43 - 15.14
                                   2011         --        0.89 - 2.15         (0.70) - 0.87
                                   2010         --        0.89 - 2.30         31.60 - 33.71
                                   2009       0.12        0.89 - 2.30         35.49 - 37.73

  MSF Van Eck Global Natural       2013       0.66        1.30 - 2.15           8.40 - 9.32
     Resources Sub-Account         2012         --        1.30 - 2.15           0.38 - 1.25
     (Commenced 5/4/2009)          2011       1.10        1.30 - 2.20     (18.49) - (17.75)
                                   2010       0.25        1.30 - 2.20         26.22 - 27.36
                                   2009         --        1.30 - 2.20         35.00 - 35.82

  MSF Western Asset                2013       1.95        0.95 - 2.35       (3.21) - (1.84)
     Management U.S. Government    2012       1.85        0.95 - 2.35           0.64 - 2.07
     Sub-Account                   2011       1.20        0.95 - 2.35           2.83 - 4.28
                                   2010       2.24        0.95 - 2.35           3.04 - 4.50
                                   2009       4.06        0.95 - 2.35           1.67 - 3.10

  Neuberger Berman Genesis         2013       0.32               0.89                 35.68
     Sub-Account                   2012       0.21               0.89                  8.84
                                   2011       0.84               0.89                  3.67
                                   2010         --               0.89                 20.30
                                   2009         --               0.89                 25.13

  Oppenheimer VA Core Bond         2013       5.14               1.40                (1.49)
     Sub-Account                   2012       4.67               1.40                  8.75
                                   2011       5.76               1.40                  6.77
                                   2010       4.81               1.40                  9.87
                                   2009         --               1.40                  8.09

  Oppenheimer VA Global            2013       4.99               1.40                (1.52)
     Strategic Income Sub-Account  2012       5.95               1.40                 11.95
                                   2011       3.19               1.40                (0.55)
                                   2010      16.19               1.40                 13.38
                                   2009       0.53               1.40                 17.17

  Oppenheimer VA Main Street       2013       1.10               1.40                 29.94
     Sub-Account                   2012       0.86               1.40                 15.24
                                   2011       1.27               1.40                (1.40)
                                   2010       1.11               1.40                 14.49
                                   2009       1.94               1.40                 26.52

  Oppenheimer VA Main Street       2013       0.70        0.95 - 1.75         38.19 - 39.29
     Small Cap Sub-Account         2012       0.33        0.95 - 1.75         15.62 - 16.55
                                   2011       0.36        0.95 - 1.75       (4.07) - (3.30)
                                   2010       0.37        0.95 - 1.75         20.92 - 21.90
                                   2009       0.52        0.95 - 1.75         34.52 - 35.58

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                     ---------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO          NET
                                         UNITS        HIGHEST ($)     ASSETS ($)
                                     ------------  ---------------  --------------
  Oppenheimer VA Money         2013           723             5.53           4,000
     Sub-Account               2012        20,150             5.61         112,965
                               2011        20,177             5.69         114,709
                               2010        20,177             5.76         116,310
                               2009        20,177             5.84         117,917

  Pioneer VCT Disciplined      2013       170,657    11.41 - 12.04       2,003,137
     Value Sub-Account         2012       229,721      9.05 - 9.48       2,136,823
                               2011       238,409      8.34 - 8.68       2,036,161
                               2010       243,744      8.83 - 9.11       2,192,843
                               2009       223,412      8.19 - 8.44       1,867,892

  Pioneer VCT Emerging         2013        46,688    14.71 - 16.31         721,583
     Markets Sub-Account       2012        49,333    15.34 - 16.87         791,020
                               2011        48,427    14.01 - 15.29         705,700
                               2010        62,764    18.70 - 20.26       1,212,537
                               2009        60,035    16.18 - 17.74       1,020,914

  Pioneer VCT Equity Income    2013        22,692    27.19 - 30.29         637,874
     Sub-Account               2012        24,722    21.52 - 23.79         548,970
                               2011        17,862    19.96 - 21.90         371,272
                               2010        18,868    19.24 - 20.95         375,754
                               2009        20,833    16.12 - 17.79         354,460

  Pioneer VCT Ibbotson Growth  2013     1,114,977    18.19 - 19.45      20,842,468
     Allocation Sub-Account    2012     1,199,751    15.56 - 16.51      19,107,227
                               2011     1,225,572    14.18 - 14.93      17,736,364
                               2010     1,275,136    14.95 - 15.62      19,386,421
                               2009     1,257,274    13.28 - 13.78      16,934,322

  Pioneer VCT Ibbotson         2013     1,660,240    17.16 - 18.76      30,201,063
     Moderation Allocation     2012     1,789,015    15.09 - 16.33      28,441,628
     Sub-Account               2011     1,795,010    13.82 - 14.81      25,968,930
                               2010     1,833,743    14.43 - 15.31      27,517,066
                               2009     1,818,031    12.95 - 13.60      24,317,338

  Pioneer VCT Mid Cap Value    2013     1,719,853    37.64 - 45.45      71,900,042
     Sub-Account               2012     1,769,793    28.91 - 34.56      56,444,927
                               2011     1,688,831    26.60 - 31.48      49,145,077
                               2010     1,493,349    28.81 - 33.76      46,621,818
                               2009     1,309,529    24.92 - 28.91      35,037,503

  Pioneer VCT Real Estate      2013        11,399    21.20 - 23.46         252,653
     Shares Sub-Account        2012        10,700    21.29 - 23.38         237,514
                               2011        12,968    18.70 - 20.38         251,847
                               2010        12,983    17.38 - 18.80         234,208
                               2009        16,034    13.78 - 14.80         228,918

  T. Rowe Price Growth Stock   2013        62,571           133.27       8,339,192
     Sub-Account               2012        66,302            96.60       6,404,585
                               2011        73,401            81.96       6,015,937
                               2010        85,875            83.50       7,170,858
                               2009        97,059            72.05       6,993,261

                                               FOR THE YEAR ENDED DECEMBER 31
                                     --------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                        INCOME          LOWEST TO          LOWEST TO
                                       RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                     -------------  ----------------  -----------------
  Oppenheimer VA Money         2013       0.01               1.40                (1.38)
     Sub-Account               2012       0.01               1.40                (1.39)
                               2011       0.01               1.40                (1.37)
                               2010       0.03               1.40                (1.37)
                               2009       0.35               1.40                (1.07)

  Pioneer VCT Disciplined      2013       1.59        1.20 - 1.95         26.11 - 27.06
     Value Sub-Account         2012       0.98        1.20 - 1.95           8.45 - 9.27
                               2011       0.72        1.20 - 1.95       (5.53) - (4.82)
                               2010       0.58        1.20 - 1.95           7.15 - 7.96
                               2009       0.70        1.20 - 2.15         13.26 - 14.34

  Pioneer VCT Emerging         2013       0.92        1.20 - 1.95       (4.08) - (3.36)
     Markets Sub-Account       2012       0.21        1.20 - 1.95          9.49 - 10.32
                               2011         --        1.20 - 1.95     (25.09) - (24.53)
                               2010       0.32        1.20 - 1.95         13.38 - 14.23
                               2009       0.63        1.20 - 2.15         70.32 - 71.96

  Pioneer VCT Equity Income    2013       2.29        1.20 - 1.95         26.35 - 27.30
     Sub-Account               2012       3.87        1.20 - 1.95           7.83 - 8.65
                               2011       2.00        1.20 - 1.95           3.73 - 4.51
                               2010       2.07        1.20 - 1.95         16.93 - 17.81
                               2009       3.38        1.20 - 2.15         11.47 - 12.53

  Pioneer VCT Ibbotson Growth  2013       1.76        1.20 - 1.95         16.95 - 17.83
     Allocation Sub-Account    2012       1.76        1.20 - 1.95          9.72 - 10.55
                               2011       1.94        1.20 - 1.95       (5.14) - (4.42)
                               2010       1.88        1.20 - 1.95         12.55 - 13.39
                               2009       2.87        1.20 - 1.95         30.11 - 31.09

  Pioneer VCT Ibbotson         2013       2.31        1.20 - 2.20         13.71 - 14.85
     Moderation Allocation     2012       2.47        1.20 - 2.20          9.14 - 10.25
     Sub-Account               2011       2.49        1.20 - 2.20       (4.21) - (3.25)
                               2010       2.53        1.20 - 2.20         11.44 - 12.56
                               2009       3.10        1.20 - 2.20         28.59 - 29.89

  Pioneer VCT Mid Cap Value    2013       0.74        0.95 - 1.95         30.19 - 31.50
     Sub-Account               2012       0.84        0.95 - 1.95           8.67 - 9.77
                               2011       0.64        0.95 - 1.95       (7.66) - (6.73)
                               2010       0.87        0.95 - 1.95         15.62 - 16.78
                               2009       1.29        0.95 - 1.95         22.85 - 24.08

  Pioneer VCT Real Estate      2013       2.16        1.20 - 1.95         (0.42) - 0.33
     Shares Sub-Account        2012       2.11        1.20 - 1.95         13.84 - 14.70
                               2011       2.24        1.20 - 1.95           7.64 - 8.45
                               2010       2.42        1.20 - 1.95         26.06 - 27.01
                               2009       4.81        1.20 - 1.95         29.02 - 29.98

  T. Rowe Price Growth Stock   2013       0.04               0.89                 37.97
     Sub-Account               2012       0.18               0.89                 17.86
                               2011       0.02               0.89                (1.85)
                               2010       0.06               0.89                 15.89
                               2009       0.21               0.89                 41.98

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)



8.  FINANCIAL HIGHLIGHTS -- (CONCLUDED)


                                                   AS OF DECEMBER 31
                                     ---------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO          NET
                                         UNITS        HIGHEST ($)     ASSETS ($)
                                     ------------  ---------------  --------------
  T. Rowe Price International  2013        41,360            15.85         655,401
     Stock Sub-Account         2012        45,736            13.99         639,881
                               2011        59,337            11.89         705,529
                               2010        68,117            13.68         932,126
                               2009        72,797            12.06         877,970

  T. Rowe Price Prime Reserve  2013        31,743            17.59         558,449
     Sub-Account               2012        40,746            17.75         723,146
                               2011        54,384            17.91         973,756
                               2010        70,013            18.06       1,264,618
                               2009        76,856            18.22       1,400,475

  UIF U.S. Real Estate         2013     2,531,191    27.80 - 60.27     100,974,977
     Sub-Account               2012     2,343,331    27.76 - 59.62      90,757,950
                               2011     2,367,197    24.43 - 51.96      76,564,905
                               2010     2,327,750    23.50 - 49.52      68,963,648
                               2009     2,542,094    18.43 - 38.47      56,466,102

                                               FOR THE YEAR ENDED DECEMBER 31
                                     -------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                        INCOME          LOWEST TO         LOWEST TO
                                       RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                     -------------  ----------------  ----------------
  T. Rowe Price International  2013       0.97               0.89                13.26
     Stock Sub-Account         2012       1.21               0.89                17.66
                               2011       1.20               0.89              (13.11)
                               2010       1.13               0.89                13.46
                               2009       2.49               0.89                50.86

  T. Rowe Price Prime Reserve  2013       0.01               0.89               (0.87)
     Sub-Account               2012       0.01               0.89               (0.88)
                               2011       0.01               0.89               (0.87)
                               2010       0.01               0.89               (0.87)
                               2009       0.22               0.89               (0.70)

  UIF U.S. Real Estate         2013       1.09        0.95 - 1.90          0.13 - 1.09
     Sub-Account               2012       0.85        0.95 - 1.90        13.65 - 14.74
                               2011       0.85        0.95 - 1.90          3.93 - 4.92
                               2010       2.15        0.95 - 1.90        27.52 - 28.73
                               2009       3.31        0.95 - 1.90        25.93 - 27.14

 1 These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying portfolio, series, or fund, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund or portfolio in which the Sub-Account invests. The investment income ratio is calculated as a weighted average ratio since the Sub-Account may invest in two or more share classes, within the underlying portfolio, series, or fund of the Trusts which may have unique investment income ratios.

 2 These amounts represent annualized contract expenses of each of the applicable Sub-Accounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio, series, or fund have been excluded.

 3 These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series, or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Sub-Account.

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MetLife Investors USA Insurance Company

Consolidated Financial Statements
As of December 31, 2013 and 2012 and for the Years Ended December 31, 2013, 2012 and 2011 and Independent Auditors' Report

                         INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholder of MetLife Investors USA Insurance Company:

We have audited the accompanying consolidated financial statements of MetLife Investors USA Insurance Company and its subsidiaries (the "Company"), an indirect wholly-owned subsidiary of MetLife, Inc., which comprise the consolidated balance sheets as of December 31, 2013 and 2012, and the related consolidated statements of operations, comprehensive income (loss), stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2013, and the related notes to the consolidated financial statements.

Management's Responsibility for the Consolidated Financial Statements

Management is responsible for the preparation and fair presentation of these consolidated financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

Auditors' Responsibility

Our responsibility is to express an opinion on these consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on the auditor's judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company's preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of MetLife Investors USA Insurance Company and its subsidiaries as of December 31, 2013 and 2012, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2013, in accordance with accounting principles generally accepted in the United States of America.

Other Matter

Results of the Company may not be indicative of those of a stand-alone entity, as the Company is a member of a controlled group of affiliated companies.

/s/ DELOITTE & TOUCHE LLP

Certified Public Accountants
Philadelphia, Pennsylvania
April 8, 2014

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                          Consolidated Balance Sheets
                          December 31, 2013 and 2012

                (In millions, except share and per share data)

                                                                                    2013         2012
                                                                                ------------ ------------
Assets
Investments:
 Fixed maturity securities available-for-sale, at estimated fair value
   (amortized cost: $10,757 and $9,987, respectively).......................... $     11,214 $     11,387
 Equity securities available-for-sale, at estimated fair value (cost: $113 and
   $33, respectively)..........................................................           99           34
 Mortgage loans (net of valuation allowances of $8 and $8, respectively).......        1,826        1,678
 Policy loans..................................................................          151          130
 Real estate and real estate joint ventures....................................          190          175
 Other limited partnership interests...........................................          799          650
 Short-term investments, at estimated fair value...............................          504          722
 Other invested assets.........................................................          524          560
                                                                                ------------ ------------
   Total investments...........................................................       15,307       15,336
Cash and cash equivalents......................................................          100          122
Accrued investment income......................................................          134          135
Premiums, reinsurance and other receivables....................................       12,468       14,492
Deferred policy acquisition costs..............................................        3,624        2,906
Current income tax recoverable.................................................          108          137
Other assets...................................................................          692          725
Separate account assets........................................................       81,745       70,876
                                                                                ------------ ------------
     Total assets.............................................................. $    114,178 $    104,729
                                                                                ============ ============
Liabilities and Stockholder's Equity
Liabilities
Future policy benefits......................................................... $      5,415 $      4,402
Policyholder account balances..................................................       11,066       12,937
Other policy-related balances..................................................        2,649        2,607
Payables for collateral under securities loaned and other transactions.........        1,547        1,823
Long-term debt.................................................................           40           41
Deferred income tax liability..................................................        1,113        1.383
Other liabilities..............................................................        5,796        5,389
Separate account liabilities...................................................       81,745       70,876
                                                                                ------------ ------------
     Total liabilities.........................................................      109,371       99,458
                                                                                ------------ ------------
Contingencies, Commitments and Guarantees (Note 12)
Stockholder's Equity
Preferred stock, par value $1.00 per share; 200,000 shares authorized, issued
  and outstanding..............................................................           --           --
Common stock, par value $200.00 per share; 15,000 shares authorized;
  11,000 shares issued and outstanding.........................................            2            2
Additional paid-in capital.....................................................        2,534        2,520
Retained earnings..............................................................        1,997        1,832
Accumulated other comprehensive income (loss)..................................          274          917
                                                                                ------------ ------------
     Total stockholder's equity................................................        4,807        5,271
                                                                                ------------ ------------
     Total liabilities and stockholder's equity................................ $    114,178 $    104,729
                                                                                ============ ============

       See accompanying notes to the consolidated financial statements.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                     Consolidated Statements of Operations
             For the Years Ended December 31, 2013, 2012 and 2011

                                 (In millions)

                                                                  2013      2012      2011
                                                                --------- --------- ---------
Revenues
Premiums....................................................... $     333 $     428 $     647
Universal life and investment-type product policy fees.........     1,691     1,585     1,288
Net investment income..........................................       726       661       586
Other revenues.................................................       422       327       314
Net investment gains (losses):
 Other-than-temporary impairments on fixed maturity securities.       (3)       (4)        --
 Other-than-temporary impairments on fixed maturity securities
   transferred to other comprehensive income (loss)............        --         2       (2)
 Other net investment gains (losses)...........................         9        27       (5)
                                                                --------- --------- ---------
   Total net investment gains (losses).........................         6        25       (7)
 Net derivative gains (losses).................................   (1,005)     1,135       725
                                                                --------- --------- ---------
     Total revenues............................................     2,173     4,161     3,553
                                                                --------- --------- ---------
Expenses
Policyholder benefits and claims...............................       571       802       779
Interest credited to policyholder account balances.............       419       421       424
Other expenses.................................................     1,039     1,928     1,688
                                                                --------- --------- ---------
     Total expenses............................................     2,029     3,151     2,891
                                                                --------- --------- ---------
Income (loss) before provision for income tax..................       144     1,010       662
Provision for income tax expense (benefit).....................      (21)       296       175
                                                                --------- --------- ---------
Net income (loss).............................................. $     165 $     714 $     487
                                                                ========= ========= =========

       See accompanying notes to the consolidated financial statements.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            Consolidated Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2013, 2012 and 2011

                                 (In millions)

                                                                        2013    2012     2011
                                                                      -------- ------- ---------
Net income (loss).................................................... $    165 $   714 $     487
Other comprehensive income (loss):
 Unrealized investment gains (losses), net of related offsets........    (853)     331       697
 Unrealized gains (losses) on derivatives............................    (138)      16       199
 Foreign currency translation adjustments............................        2     (1)       (1)
                                                                      -------- ------- ---------
Other comprehensive income (loss), before income tax.................    (989)     346       895
Income tax (expense) benefit related to items of other comprehensive
  income (loss)......................................................      346   (121)     (313)
                                                                      -------- ------- ---------
Other comprehensive income (loss), net of income tax.................    (643)     225       582
                                                                      -------- ------- ---------
Comprehensive income (loss).......................................... $  (478) $   939 $   1,069
                                                                      ======== ======= =========

       See accompanying notes to the consolidated financial statements.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                Consolidated Statements of Stockholder's Equity
             For the Years Ended December 31, 2013, 2012 and 2011

                                 (In millions)

                                                                       Accumulated Other Comprehensive Income (Loss)
                                                                       ---------------------------------------------
                                                                           Net
                                                                       Unrealized                       Foreign
                                              Additional               Investment     Other-Than-       Currency
                          Preferred  Common    Paid-in      Retained      Gains        Temporary      Translation
                           Stock     Stock     Capital     Earnings       (Losses)      Impairments     Adjustments
                         ---------- -------- ------------ ------------ -----------   --------------  --------------
Balance at December 31,
 2010 (1)............... $      --  $      2 $      2,520 $        631 $      113       $    (3)        $     --
Net income (loss).......                                           487
Other comprehensive
 income (loss), net of
 income tax.............                                                      584            (1)             (1)
                         ---------- -------- ------------ ------------ -----------   --------------  --------------
Balance at December 31,
 2011...................        --         2        2,520        1,118        697            (4)             (1)
Net income (loss).......                                           714
Other comprehensive
 income (loss), net of
 income tax.............                                                      225              1             (1)
                         ---------- -------- ------------ ------------ -----------   --------------  --------------
Balance at December 31,
 2012...................        --         2        2,520        1,832        922            (3)             (2)
Capital contribution....                               14
Net income (loss).......                                           165
Other comprehensive
 income (loss), net of
 income tax.............                                                    (645)              1               1
                         ---------- -------- ------------ ------------ -----------   --------------  --------------
Balance at December 31,
 2013................... $      --  $      2 $      2,534 $      1,997 $      277       $    (2)        $    (1)
                         ========== ======== ============ ============ ===========   ==============  ==============




                             Total
                         Stockholder's
                             Equity
                         -------------
Balance at December 31,
 2010 (1)............... $      3,263
Net income (loss).......          487
Other comprehensive
 income (loss), net of
 income tax.............          582
                         -------------
Balance at December 31,
 2011...................        4,332
Net income (loss).......          714
Other comprehensive
 income (loss), net of
 income tax.............          225
                         -------------
Balance at December 31,
 2012...................        5,271
Capital contribution....           14
Net income (loss).......          165
Other comprehensive
 income (loss), net of
 income tax.............        (643)
                         -------------
Balance at December 31,
 2013................... $      4,807
                         =============

--------

(1)Includes amounts related to prior period adjustments to Retained Earnings of ($25) million. See Note 1.

       See accompanying notes to the consolidated financial statements.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2013, 2012 and 2011

                                 (In millions)

                                                                                                      2013     2012     2011
                                                                                                    -------- -------- --------
Cash flows from operating activities
Net income (loss).................................................................................. $    165 $    714 $    487
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
  Depreciation and amortization expenses...........................................................       17       13       20
  Amortization of premiums and accretion of discounts associated with investments, net.............     (59)     (49)     (45)
  (Gains) losses on investments and derivatives, net...............................................      918  (1,222)    (826)
  (Income) loss from equity method investments, net of dividends or distributions..................     (34)     (24)      (2)
  Interest credited to policyholder account balances...............................................      419      421      424
  Universal life and investment-type product policy fees...........................................  (1,691)  (1,585)  (1,288)
  Change in accrued investment income..............................................................        7     (12)     (14)
  Change in premiums, reinsurance and other receivables............................................  (1,230)    (705)    (608)
  Change in deferred policy acquisition costs, net.................................................    (675)       41    (574)
  Change in income tax.............................................................................      105      328      160
  Change in other assets...........................................................................    1,637    1,417    1,058
  Change in insurance-related liabilities and policy-related balances..............................    1,123    1,469    1,299
  Change in other liabilities......................................................................      887      398      363
                                                                                                    -------- -------- --------
Net cash provided by (used in) operating activities................................................    1,589    1,204      454
                                                                                                    -------- -------- --------
Cash flows from investing activities
  Sales, maturities and repayments of:
   Fixed maturity securities.......................................................................    3,907    3,203    3,137
   Equity securities...............................................................................        9        3        5
   Mortgage loans..................................................................................      115       60       56
   Real estate and real estate joint ventures......................................................       27       --       --
   Other limited partnership interests.............................................................       50       68       93
  Purchases of:
   Fixed maturity securities.......................................................................  (4,569)  (3,715)  (4,274)
   Equity securities...............................................................................     (82)     (31)      (5)
   Mortgage loans..................................................................................    (258)    (229)    (387)
   Real estate and real estate joint ventures......................................................     (69)    (145)      (1)
   Other limited partnership interests.............................................................    (171)    (162)    (164)
  Cash received in connection with freestanding derivatives........................................       29       57       22
  Cash paid in connection with freestanding derivatives............................................     (76)     (18)     (25)
  Issuances of loans to affiliates.................................................................    (125)       --    (125)
  Net change in policy loans.......................................................................     (21)     (28)     (38)
  Net change in short-term investments.............................................................      220       57    (666)
  Net change in other invested assets..............................................................     (13)        5       25
                                                                                                    -------- -------- --------
Net cash provided by (used in) investing activities................................................  (1,027)    (875)  (2,347)
                                                                                                    -------- -------- --------
Cash flows from financing activities
  Policyholder account balances:
   Deposits........................................................................................    1,616    2,621    4,984
   Withdrawals.....................................................................................  (1,914)  (3,191)  (3,647)
  Net change in payables for collateral under securities loaned and other transactions.............    (276)      151      426
  Long-term debt repaid............................................................................      (1)      (1)      (3)
  Financing element on certain derivative instruments..............................................      (9)      105        1
                                                                                                    -------- -------- --------
Net cash provided by (used in) financing activities................................................    (584)    (315)    1,761
                                                                                                    -------- -------- --------
Change in cash and cash equivalents................................................................     (22)       14    (132)
Cash and cash equivalents, beginning of year.......................................................      122      108      240
                                                                                                    -------- -------- --------
Cash and cash equivalents, end of year                                                              $    100 $    122 $    108
                                                                                                    ======== ======== ========
Supplemental disclosures of cash flow information:
  Net cash paid (received) for:
   Interest........................................................................................ $      3 $      3 $      2
                                                                                                    ======== ======== ========
   Income tax...................................................................................... $  (131) $   (34) $     16
                                                                                                    ======== ======== ========
Non-cash transactions:
  Real estate and real estate joint ventures acquired in satisfaction of debt...................... $     -- $      2 $     --
                                                                                                    ======== ======== ========

       See accompanying notes to the consolidated financial statements.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

  MetLife Investors USA Insurance Company ("MLI-USA") and its subsidiaries, (the "Company"), a Delaware domiciled life insurance company is a wholly-owned subsidiary of MetLife Insurance Company of Connecticut ("MICC"). MICC is a subsidiary of MetLife, Inc. ("MetLife"). The Company markets, administers and insures a broad range of term life, universal and variable life and variable and fixed annuity products.

  In the second quarter of 2013, MetLife announced its plans to merge three U.S.-based life insurance companies and an offshore reinsurance subsidiary to create one larger U.S.-based and U.S.-regulated life insurance company (the "Mergers"). The companies to be merged consist of MICC, MLI-USA and MetLife Investors Insurance Company, each a U.S. insurance company that issues variable annuity products in addition to other products, and Exeter Reassurance Company, Ltd. ("Exeter"), a reinsurance company that mainly reinsures guarantees associated with variable annuity products. MICC, which is expected to be renamed and domiciled in Delaware, will be the surviving entity. Exeter, formerly a Cayman Islands company, was re-domesticated to Delaware in October 2013. The Mergers are expected to occur in the fourth quarter of 2014, subject to regulatory approvals.

Basis of Presentation

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from estimates.

 Consolidation

   The accompanying consolidated financial statements include the accounts of MetLife Investors USA Insurance Company and its subsidiary, as well as a partnership in which the Company has control. Intercompany accounts and transactions have been eliminated.

   Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

 Separate Accounts

   Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if:

    .  such separate accounts are legally recognized;
    . assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

    . investments are directed by the contractholder; and . all investment performance, net of contract fees and assessments, is passed through to the contractholder.

   The Company reports separate account assets at their fair value, which is based on the estimated fair values of the underlying assets comprising the individual separate account portfolios. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the statements of operations.

   The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Such fees are included in universal life and investment-type product policy fees in the statements of operations.

 Reclassifications

   Certain amounts in the prior years' consolidated financial statements and related footnotes thereto have been reclassified to conform with the current year presentation as discussed throughout the Notes to the Consolidated Financial Statements.

  Adjustments to Prior Periods

   During the fourth quarter of 2013, the Company determined certain prior period results should be adjusted to correct the following:

    . Certain prior years' acquisition costs related to variable annuity sales were incorrectly allocated to an affiliate. Such costs, net of deferred policy acquisition costs ("DAC"), were $65 million, $78 million and $62 million for 2012, 2011 and 2010, respectively.
    . A DAC recoverability write-off of $111 million associated with term life and universal life secondary guarantees business sold in 2012 was not recorded as of December 31, 2012.
    . The fair value of a bifurcated embedded derivative associated with a reinsurance agreement was overstated by $23 million for 2011.
    . Policyholder benefits and claims and other expenses were overstated in 2012 by $6 million and $23 million, respectively, due to an adjustment in the modeling of dynamic lapses in certain variable annuity products.
    . Adjustments associated with data used in the modeling of certain variable annuity projected benefits in periods prior to 2012. Previously, net derivative gains (losses) was over (understated) by $82 million, ($47) million and ($35) million for the years ended December 31, 2012 and 2011 and periods prior to 2011, respectively, and DAC amortization was over (understated) by $28 million, ($15) million and ($13) million for the years ended December 31, 2012 and 2011 and periods prior to 2011, respectively.

   Management evaluated the materiality of these adjustments quantitatively and qualitatively and concluded that they were not material to any prior periods' annual financial statements; however, unadjusted amounts as of December 31, 2012 would have had a significant effect on the results of operations for 2013 if they were recorded in 2013. Accordingly, the Company has revised its previously reported financial statements for prior annual periods for the items listed above, including the related tax impacts, as detailed below.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  The impact of the adjustments is shown in the tables below:

                                                       December 31, 2012
                                                      -------------------
                                                          As
                                                      Previously    As
      Consolidated Balance Sheets                      Reported  Adjusted
      ----------------------------------------------- ---------- --------
                                                         (In millions)
      Assets
         Premiums, reinsurance and other receivables.  $ 14,746  $ 14,492
         Deferred policy acquisition costs...........  $  2,945  $  2,906
         Other assets................................  $    721  $    725
         Total assets................................  $105,018  $104,729
      Liabilities
         Future policy benefits......................  $  4,404  $  4,402
         Deferred income tax liability...............  $  1,484  $  1,383
         Total liabilities...........................  $ 99,561  $ 99,458
      Stockholder's Equity
         Retained earnings...........................  $  2,018  $  1,832
         Total stockholder's equity..................  $  5,457  $  5,271
         Total liabilities and stockholder's equity..  $105,018  $104,729

                                                            December 31,
                                               ---------------------------------------
                                                      2012                2011
                                               ------------------- -------------------
                                                   As                  As
                                               Previously    As    Previously    As
Consolidated Statements of Operations           Reported  Adjusted  Reported  Adjusted
---------------------------------------------- ---------- -------- ---------- --------
                                                            (In millions)
Revenues
   Net derivative gains (losses)..............   $1,194    $1,135    $  701    $  725
   Total revenues.............................   $4,220    $4,161    $3,529    $3,553
Expenses
   Policyholder benefits and claims...........   $  808    $  802    $  779       N/A
   Other expenses.............................   $1,803    $1,928    $1,595    $1,688
   Total expenses.............................   $3,032    $3,151    $2,798    $2,891
Income (loss) before provision for income tax.   $1,188    $1,010    $  731    $  662
Provision for income tax expense (benefit)....   $  359    $  296    $  198    $  175
Net income (loss).............................   $  829    $  714    $  533    $  487

                                                                     December 31,
                                                        ---------------------------------------
                                                               2012                2011
                                                        ------------------- -------------------
                                                            As                  As
                                                        Previously    As    Previously    As
Consolidated Statements of Comprehensive Income (Loss)   Reported  Adjusted  Reported  Adjusted
------------------------------------------------------  ---------- -------- ---------- --------
                                                                     (In millions)
             Net income (loss).........................   $  829     $714     $  533    $  487
             Comprehensive income (loss)...............   $1,054     $939     $1,115    $1,069

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


                                                           As
                                                       Previously    As
      Consolidated Statements of Stockholder's Equity   Reported  Adjusted
      -----------------------------------------------  ---------- --------
                                                          (In millions)
             Retained Earnings
               Balance at December 31, 2010...........   $  656    $  631
                Net income (loss).....................   $  533    $  487
               Balance at December 31, 2011...........   $1,189    $1,118
                Net income (loss).....................   $  829    $  714
               Balance at December 31, 2012...........   $2,018    $1,832
             Total Stockholder's Equity
               Balance at December 31, 2010...........   $3,288    $3,263
               Balance at December 31, 2011...........   $4,403    $4,332
               Balance at December 31, 2012...........   $5,457    $5,271

                                                                             December 31,
                                                                --------------------------------------
                                                                       2012                2011
                                                                ------------------  ------------------
                                                                    As                  As
                                                                Previously    As    Previously    As
Consolidated Statements of Cash Flows                            Reported  Adjusted  Reported  Adjusted
--------------------------------------------------------------  ---------- -------- ---------- --------
                                                                             (In millions)
Cash flows from operating activities
   Net income (loss)...........................................  $   829   $   714    $  533    $ 487
   (Gains) losses on investments and derivatives, net..........  $(1,281)  $(1,222)   $ (802)   $(826)
   Change in premiums, reinsurance and other receivables.......  $  (756)  $  (705)   $ (710)   $(608)
   Change in deferred policy acquisition costs, net............  $   (33)  $    41    $ (566)   $(574)
   Change in income tax........................................  $   391   $   328    $  184    $ 160
   Change in other assets......................................  $ 1,421   $ 1,417    $1,058      N/A
   Change in insurance-related liabilities and policy-related
     balances..................................................  $ 1,471   $ 1,469    $1,299      N/A

Summary of Significant Accounting Policies

  The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

  ----------------------------------------------------------------------------
  Accounting Policy                                                       Note
  ----------------------------------------------------------------------------
  Insurance                                                                2
  ----------------------------------------------------------------------------
  Deferred Policy Acquisition Costs and Other Policy-Related Intangibles   3
  ----------------------------------------------------------------------------
  Reinsurance                                                              4
  ----------------------------------------------------------------------------
  Investments                                                              5
  ----------------------------------------------------------------------------
  Derivatives                                                              6
  ----------------------------------------------------------------------------
  Fair Value                                                               7
  ----------------------------------------------------------------------------
  Income Tax                                                               11
  ----------------------------------------------------------------------------
  Litigation Contingencies                                                 12
  ----------------------------------------------------------------------------

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Insurance

  Future Policy Benefit Liabilities and Policyholder Account Balances

    The Company establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, policy lapse, renewal, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis. For long duration insurance contracts, assumptions such as mortality and interest rates are "locked in" upon the issuance of new business. However, significant adverse changes in experience on such contracts may require the establishment of premium deficiency reserves. Such reserves are determined based on the then current assumptions and do not include a provision for adverse deviation.

    Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk as further discussed herein. The assumptions of investment performance and volatility for variable products are consistent with historical experience of appropriate underlying equity indices, such as the Standard & Poor's Ratings Services ("S&P") 500 Index. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

    The Company regularly reviews its estimates of liabilities for future policy benefits and compares them with its actual experience. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

    Policyholder account balances ("PABs") relate to contract or contract features where the Company has no significant insurance risk.

    The Company issues certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (i.e., the benefit base) less withdrawals. These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when the benefit is paid. Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either (i) the occurrence of a specific insurable event, or (ii) annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models.

    Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the portion of guaranteed minimum income benefits ("GMIBs") that require annuitization, and the life-contingent portion of guaranteed minimum withdrawal benefits ("GMWBs").

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Guarantees accounted for as embedded derivatives in PABs include the non life-contingent portion of GMWBs, guaranteed minimum accumulation benefits ("GMABs") and the portion of GMIBs that do not require annuitization. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

  Other Policy-Related Balances

    Other policy-related balances include policy and contract claims, unearned revenue liabilities and premiums received in advance.

    The liability for policy and contract claims generally relates to incurred but not reported death claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from analyses of historical patterns of claims by business line. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

    The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC as discussed further herein. Such amortization is recorded in universal life and investment-type product policy fees.

    The Company accounts for the prepayment of premiums on its individual life contracts as premiums received in advance and applies the cash received to premiums when due.

  Recognition of Insurance Revenues and Deposits

    Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided to recognize profits over the estimated lives of the insurance policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into earnings in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

    Deposits related to universal life-type and investment-type products are credited to PABs. Revenues from such contracts consist of fees for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to earnings include interest credited and benefit claims incurred in excess of related PABs.

    Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Deferred Policy Acquisition Costs and Other Policy-Related Intangibles

   The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. Such costs include:

    .  incremental direct costs of contract acquisition, such as commissions;
    . the portion of an employee's total compensation and benefits related to time spent selling, underwriting or processing the issuance of new and renewal insurance business only with respect to actual policies acquired or renewed;
    . other essential direct costs that would not have been incurred had a policy not been acquired or renewed; and
    . in limited circumstances, the costs of direct-response advertising, the primary purpose of which is to elicit sales to customers who could be shown to have responded specifically to the advertising and that results in probable future benefits.

   All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred.

   DAC is amortized as follows:

 -----------------------------------------------------------------------------
 Products:                              In proportion to the following over
                                        estimated lives of the contracts:
 -----------------------------------------------------------------------------
 .  Nonparticipating and                Historic actual and expected future
    non-dividend-paying traditional     gross premiums.
    contracts (primarily term
    insurance)
 -----------------------------------------------------------------------------
 .  Participating, dividend-paying      Actual and expected future gross
    traditional contracts               margins.
 -----------------------------------------------------------------------------
 .  Fixed and variable universal life   Actual and expected future gross
    contracts                           profits.
 .  Fixed and variable deferred
    annuity contracts
 -----------------------------------------------------------------------------

   See Note 3 for additional information on DAC amortization.

   The recovery of DAC is dependent upon the future profitability of the related business.

   The Company generally has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year, or more frequently if circumstances indicate a potential recoverability issue exists, the Company reviews deferred sales inducements to determine the recoverability of the asset.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Value of distribution agreements acquired ("VODA") is reported in other assets and represents the present value of expected future profits associated with the expected future business derived from the distribution agreements. The VODA associated with past business combinations contributed to the Company by MetLife is amortized over useful lives ranging from 10 to 30 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a possible impairment exists, the Company reviews VODA to determine whether the asset is impaired.

 Reinsurance

   For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

  For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity and to other liabilities when there is a loss at inception. The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception and as policyholder benefits and claims when there is a loss and is subsequently amortized on a basis consistent with the methodology used for amortizing DAC related to the underlying reinsured contracts. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) premiums, reinsurance and other receivables (future policy benefits) are established.

   Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

   The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. The Company withholds the funds rather than transferring the underlying investments and, as a result, records funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio.

   Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to GMIBs, a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses).

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

 Investments

  Net Investment Income

    Income on investments is reported within net investment income, unless otherwise stated herein.

  Fixed Maturity and Equity Securities

    The Company's fixed maturity and equity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of policyholder-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

    Interest income on fixed maturity securities is recognized when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Prepayment fees are recognized when earned. Dividends on equity securities are recognized when declared.

    The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age as described in Note 5 "-- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

    For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
  (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exist, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost. If a sale decision is made for an equity security and recovery to an amount at least equal to cost prior to the sale is not expected, the security will be deemed to be other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. The OTTI loss recognized is the entire difference between the security's cost and its estimated fair value.

  Mortgage Loans

    The Company disaggregates its mortgage loan investments into two portfolio segments: commercial and agricultural. The accounting policies that are applicable to all portfolio segments are presented below and the accounting policies related to each of the portfolio segments are included in Note 5.

    Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts.

  Policy Loans

    Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as they are fully collateralized by the cash surrender value of the underlying insurance policies. Any unpaid principal or interest on the loan is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

  Real Estate

    Real estate held-for-investment is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income associated with such real estate is recognized on a straight-line basis over the term of the respective leases. The Company periodically reviews its real estate held-for-investment for impairment and tests for recoverability whenever events or changes in circumstances indicate the carrying value may not be recoverable and exceeds its estimated fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated fair value, which is generally computed using the present value of expected future cash flows discounted at a rate commensurate with the underlying risks.

    Real estate for which the Company commits to a plan to sell within one year and actively markets in its current condition for a reasonable price in comparison to its estimated fair value is classified as held for sale. Real estate held-for-sale is stated at the lower of depreciated cost or estimated fair value less expected disposition costs and is not depreciated.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Real Estate Joint Ventures and Other Limited Partnership Interests

    The Company uses the equity method of accounting for investments in equity securities when it has significant influence or at least 20% interest and for investments in real estate joint ventures and other limited partnership interests ("investees") when it has more than a minor ownership interest or more than a minor influence over the investee's operations, but does not have a controlling financial interest. The Company generally recognizes its share of the investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period.

    The Company uses the cost method of accounting for investments in which it has virtually no influence over the investee's operations. The Company recognizes distributions on cost method investments as earned or received. Because of the nature and structure of these cost method investments, they do not meet the characteristics of an equity security in accordance with applicable accounting standards.

    The Company routinely evaluates its equity method and cost method investments for impairment. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. The Company considers its cost method investments for impairment when the carrying value of such investments exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when determining whether the cost method investment is impaired.

  Short-term Investments

    Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value. Short-term investments also include investments in affiliated money market pools.

  Other Invested Assets

    Other invested assets consist of the following:

    . Loans to affiliates are stated at unpaid principal balance, adjusted for any unamortized premium or discount.
    . Freestanding derivatives with positive estimated fair values are described in "-- Derivatives" below.
    . Tax credit and renewable energy partnerships derive their primary source of investment return in the form of income tax credits or other tax incentives. Where tax credits are guaranteed by a creditworthy third party, the investment is accounted for under the effective yield method. Otherwise, the investment is accounted for under the equity method.
    . Leveraged leases are recorded net of non-recourse debt. Income on leveraged leases is recognized by applying the leveraged lease's estimated rate of return to the net investment in the lease. The Company regularly reviews residual values for impairment.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Securities Lending Program

    Securities lending transactions, whereby blocks of securities are loaned to third parties, primarily brokerage firms and commercial banks, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned, and maintains it at a level greater than or equal to 100% for the duration of the loan. The Company is liable to return to the counterparties the cash collateral received. Security collateral on deposit from counterparties in connection with the securities lending transactions may not be sold or repledged, unless the counterparty is in default, and is not reflected in the financial statements. The Company monitors the estimated fair value of the securities loaned on a daily basis and additional collateral is obtained as necessary. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

 Derivatives

  Freestanding Derivatives

    Freestanding derivatives are carried in the Company's balance sheets either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

    Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives carrying value in other invested assets or other liabilities.

    If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses) except as follows:

-------------------------------------------------------------------------------
  Statement of Operations Presentation:    Derivative:
-------------------------------------------------------------------------------
  Net investment income                  .  Economic hedges of equity method
                                            investments in joint ventures
-------------------------------------------------------------------------------

  Hedge Accounting

    To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. Hedge designation and financial statement presentation of changes in estimated fair value of the hedging derivatives are as follows:

    . Fair value hedge (a hedge of the estimated fair value of a recognized asset or liability) - in net derivative gains (losses), consistent with the change in fair value of the hedged item attributable to the designated risk being hedged.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

    . Cash flow hedge (a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability) - effectiveness in OCI (deferred gains or losses on the derivative are reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item); ineffectiveness in net derivative gains (losses).

    The changes in estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the statement of operations within interest income or interest expense to match the location of the hedged item.

    In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

    The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

    When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried in the balance sheets at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statements of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

    When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried in the balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in OCI pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

    In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value in the balance sheets, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Embedded Derivatives

    The Company sells variable annuities and issues certain insurance products and investment contracts and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

   . the combined instrument is not accounted for in its entirety at fair value with changes in fair value recorded in earnings;
   . the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and
   . a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

    Such embedded derivatives are carried in the balance sheets at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

 Fair Value

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

   Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the estimated fair value of assets and liabilities.

 Employee Benefit Plans

  Pension, postretirement and postemployment benefits are provided to associates under plans sponsored and administered by MLIC, an affiliate of the Company. The Company's obligation and expense related to these benefits is limited to the amount of associated expense allocated from MLIC.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

 Income Tax

   MetLife Investors USA Insurance Company joined with MetLife and its includable subsidiaries in filing a consolidated U.S. life and non-life federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended. Current taxes (and the benefits of tax attributes such as losses) are allocated to the Company under the consolidated tax return regulations and a tax sharing agreement. Under the consolidated tax return regulations, MetLife has elected the "percentage method" (and 100 percent under such method) of reimbursing companies for tax attributes such as losses. As a result, 100 percent of tax attributes such as losses are reimbursed by MetLife to the extent that consolidated federal income tax of the consolidated federal tax return group is reduced in a year by tax attributes such as losses. Profitable subsidiaries pay to MetLife each year the federal income tax which such profitable subsidiary would have paid that year based upon that year's taxable income. If the Company has current or prior deductions and credits (including but not limited to losses) which reduce the consolidated tax liability of the consolidated federal tax return group, the deductions and credits are characterized as realized (or realizable) by the Company when those tax attributes are realized (or realizable) by the consolidated federal tax return group, even if the Company would not have realized the attributes on a stand-alone basis under a "wait and see" method.

   The Company's accounting for income taxes represents management's best estimate of various events and transactions.

   Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

   The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Factors in management's determination include the performance of the business and its ability to generate capital gains. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

  . future taxable income exclusive of reversing temporary differences and carryforwards;
  .  future reversals of existing taxable temporary differences;
  . taxable income in prior carryback years; and . tax planning strategies.

   The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the financial statements in the year these changes occur.

   The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

 realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

   The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

 Litigation Contingencies

   The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized as incurred. On an annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's financial statements.

 Other Accounting Policies

  Cash and Cash Equivalents

    The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

  Computer Software

    Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $122 million and $109 million at December 31, 2013 and 2012, respectively. Accumulated amortization of capitalized software was $35 million and $32 million at December 31, 2013 and 2012, respectively. Related amortization expense was $3 million, $2 million and $12 million for the years ended December 31, 2013, 2012 and 2011, respectively.

  Other Revenues

    Other revenues include fees on reinsurance financing agreements and advisory fees. Such fees are recognized in the period in which services are performed.

  Foreign Currency

    The results of foreign investments in other limited partnership interests are recorded based on the functional currency of each investment. Net assets of the foreign investments are translated from the functional currency to U.S. dollars at the exchange rates in effect at each year-end and the proportionate shares of net income from the foreign investments are translated at the average exchange rates during the year. The resulting translation adjustments are charged or credited directly to OCI, net of applicable taxes. Gains and losses from foreign currency transactions, including the effect of re-measurement of monetary assets and liabilities to the appropriate functional currency, are reported as part of net investment gains (losses) in the period in which they occur.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


Adoption of New Accounting Pronouncements

  Effective July 17, 2013, the Company adopted new guidance regarding derivatives that permits the Fed Funds Effective Swap Rate (or Overnight Index Swap Rate) to be used as a U.S. benchmark interest rate for hedge accounting purposes, in addition to the United States Treasury and London Interbank Offered Rate ("LIBOR"). Also, this new guidance removes the restriction on using different benchmark rates for similar hedges. The new guidance did not have a material impact on the financial statements upon adoption, but may impact the selection of benchmark interest rates for hedging relationships in the future.

  Effective January 1, 2013, the Company adopted new guidance regarding comprehensive income that requires an entity to provide information about the amounts reclassified out of accumulated OCI ("AOCI") by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income but only if the amount reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under GAAP that provide additional detail about those amounts. The adoption was prospectively applied and resulted in additional disclosures in Note 9.

  Effective January 1, 2013, the Company adopted new guidance regarding balance sheet offsetting disclosures which requires an entity to disclose information about offsetting and related arrangements for derivatives, including bifurcated embedded derivatives, repurchase and reverse repurchase agreements, and securities borrowing and lending transactions, to enable users of its financial statements to understand the effects of those arrangements on its financial position. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The adoption was retrospectively applied and resulted in additional disclosures related to derivatives in Note 6.

  On January 1, 2012, the Company adopted new guidance regarding accounting for DAC, which was retrospectively applied. The guidance specifies that only costs related directly to successful acquisition of new or renewal contracts can be capitalized as DAC; all other acquisition-related costs must be expensed as incurred. As a result, certain sales manager compensation and administrative costs previously capitalized by the Company will no longer be deferred.

  On January 1, 2012, the Company adopted new guidance regarding comprehensive income, which was retrospectively applied, that provides companies with the option to present the total of comprehensive income, components of net income, and the components of OCI either in a single continuous statement of comprehensive income or in two separate but consecutive statements in annual financial statements. The standard eliminates the option to present components of OCI as part of the statement of changes in stockholder's equity. The Company adopted the two-statement approach for annual financial statements.

  Effective January 1, 2012, the Company adopted new guidance regarding fair value measurements that establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards. Some of the amendments clarify the Financial Accounting Standards Board's ("FASB") intent on the application of existing

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The adoption did not have a material impact on the Company's financial statements other than the expanded disclosures in Note 7.

Future Adoption of New Accounting Pronouncements

  In February 2013, the FASB issued new guidance regarding liabilities (Accounting Standards Update 2013-04, Liabilities (Topic 405): Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation Is Fixed at the Reporting Date), effective retrospectively for fiscal years beginning after December 15, 2013 and interim periods within those years. The amendments require an entity to measure obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of the guidance is fixed at the reporting date, as the sum of the amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors and any additional amount the reporting entity expects to pay on behalf of its co-obligors. In addition, the amendments require an entity to disclose the nature and amount of the obligation, as well as other information about the obligation. The Company does not expect the adoption of this new guidance to have a material impact on its financial statements.

2. Insurance

Insurance Liabilities

  Future policy benefits are measured as follows:

   Product Type:                      Measurement Assumptions:
   -------------------------------------------------------------------------
   Participating life                 Aggregate of net level premium
                                      reserves for death and endowment
                                      policy benefits (calculated based
                                      upon the non-forfeiture interest rate
                                      of 4%, and mortality rates guaranteed
                                      in calculating the cash surrender
                                      values described in such contracts).
   -------------------------------------------------------------------------
   Nonparticipating life              Aggregate of the present value of
                                      expected future benefit payments and
                                      related expenses less the present
                                      value of expected future net
                                      premiums. Assumptions as to mortality
                                      and persistency are based upon the
                                      Company's experience when the basis
                                      of the liability is established.
                                      Interest rate assumptions for the
                                      aggregate future policy benefit
                                      liabilities range from 3% to 7%.
   -------------------------------------------------------------------------
   Traditional fixed annuities after  Present value of expected future
   annuitization                      payments. Interest rate assumptions
                                      used in establishing such liabilities
                                      range from 4% to 8%.

  Participating business represented 3% and 2% of the Company's life insurance in-force at December 31, 2013 and 2012, respectively. Participating policies represented 35%, 27% and 12% of gross life insurance premiums for the years ended December 31, 2013, 2012 and 2011, respectively.

  PABs are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; and (ii) credited interest, ranging from 1% to 8%, less expenses, mortality charges and withdrawals.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Insurance (continued)


Guarantees

  The Company issues variable annuity products with guaranteed minimum benefits. The non-life contingent portion of GMWBs and the portion of certain GMIBs that does not require annuitization are accounted for as embedded derivatives in PABs and are further discussed in Note 6. Guarantees accounted for as insurance liabilities include:

 Guarantee:                               Measurement Assumptions:
 ------------------------------------------------------------------------------
 GMDBs  .  A return of purchase        .  Present value of expected death
           payment upon death even if     benefits in excess of the projected
           the account value is           account balance recognizing the
           reduced to zero.               excess ratably over the accumulation
                                          period based on the present value of
                                          total expected assessments.
        .  An enhanced death benefit   .  Assumptions are consistent with
           may be available for an        those used for amortizing DAC, and
           additional fee.                are thus subject to the same
                                          variability and risk.
                                       .  Investment performance and
                                          volatility assumptions are
                                          consistent with the historical
                                          experience of the appropriate
                                          underlying equity index, such as the
                                          S&P 500 Index.
                                       .  Benefit assumptions are based on the
                                          average benefits payable over a
                                          range of scenarios.
 ------------------------------------------------------------------------------
 GMIBs  .  After a specified period    .  Present value of expected income
           of time determined at the      benefits in excess of the projected
           time of issuance of the        account balance at any future date
           variable annuity contract,     of annuitization and recognizing the
           a minimum accumulation of      excess ratably over the accumulation
           purchase payments, even if     period based on present value of
           the account value is           total expected assessments.
           reduced to zero, that can
           be annuitized to receive a
           monthly income stream that
           is not less than a
           specified amount.
        .  Certain contracts also      .  Assumptions are consistent with
           provide for a guaranteed       those used for estimating GMDB
           lump sum return of             liabilities.
           purchase premium in lieu
           of the annuitization
           benefit.
                                       .  Calculation incorporates an
                                          assumption for the percentage of the
                                          potential annuitizations that may be
                                          elected by the contractholder.
 ------------------------------------------------------------------------------
 GMWBs  .  A return of purchase        .  Expected value of the life
           payment via partial            contingent payments and expected
           withdrawals, even if the       assessments using assumptions
           account value is reduced       consistent with those used for
           to zero, provided that         estimating the GMDB liabilities.
           cumulative withdrawals in
           a contract year do not
           exceed a certain limit.

        .  Certain contracts include
           guaranteed withdrawals
           that are life contingent.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Insurance (continued)


  Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity and universal and variable life contracts was as follows:

                                                  Universal and Variable
                                Annuity Contracts     Life Contracts
                                ----------------- ----------------------
                                                        Secondary
                                  GMDBs    GMIBs        Guarantees         Total
                                -------  -------  ---------------------- -------
                                                (In millions)
  Direct
  Balance at January 1, 2011...   $  73     $281                  $  470  $  824
  Incurred guaranteed benefits.      77      128                     139     344
  Paid guaranteed benefits.....    (18)       --                      --    (18)
                                -------  -------  ---------------------- -------
  Balance at December 31, 2011.     132      409                     609   1,150
  Incurred guaranteed benefits.     102      402                     269     773
  Paid guaranteed benefits.....    (21)       --                      --    (21)
                                -------  -------  ---------------------- -------
  Balance at December 31, 2012.     213      811                     878   1,902
  Incurred guaranteed benefits.     144      127                     312     583
  Paid guaranteed benefits.....    (13)       --                      --    (13)
                                -------  -------  ---------------------- -------
  Balance at December 31, 2013.   $ 344     $938                  $1,190  $2,472
                                =======  =======  ====================== =======
  Ceded
  Balance at January 1, 2011...   $  73     $ 97                  $  334  $  504
  Incurred guaranteed benefits.      77       44                     123     244
  Paid guaranteed benefits.....    (18)       --                      --    (18)
                                -------  -------  ---------------------- -------
  Balance at December 31, 2011.     132      141                     457     730
  Incurred guaranteed benefits.     102      140                     224     466
  Paid guaranteed benefits.....    (21)       --                      --    (21)
                                -------  -------  ---------------------- -------
  Balance at December 31, 2012.     213      281                     681   1,175
  Incurred guaranteed benefits.     144       44                     260     448
  Paid guaranteed benefits.....    (13)       --                      --    (13)
                                -------  -------  ---------------------- -------
  Balance at December 31, 2013.   $ 344     $325                  $  941  $1,610
                                =======  =======  ====================== =======
  Net
  Balance at January 1, 2011...   $  --     $184                  $  136  $  320
  Incurred guaranteed benefits.      --       84                      16     100
  Paid guaranteed benefits.....      --       --                      --      --
                                -------  -------  ---------------------- -------
  Balance at December 31, 2011.      --      268                     152     420
  Incurred guaranteed benefits.      --      262                      45     307
  Paid guaranteed benefits.....      --       --                      --      --
                                -------  -------  ---------------------- -------
  Balance at December 31, 2012.      --      530                     197     727
  Incurred guaranteed benefits.      --       83                      52     135
  Paid guaranteed benefits.....      --       --                      --      --
                                -------  -------  ---------------------- -------
  Balance at December 31, 2013.   $  --     $613                  $  249  $  862
                                =======  =======  ====================== =======

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Insurance (continued)


  Account balances of contracts with insurance guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                       -------------------
                                         2013      2012
                                       --------- ---------
                                          (In millions)
                      Fund Groupings:
                      Balanced........ $  39,626 $  35,569
                      Equity..........    36,676    29,557
                      Bond............     3,407     3,749
                      Money Market....       448       527
                                       --------- ---------
                       Total.......... $  80,157 $  69,402
                                       ========= =========

  Based on the type of guarantee, the Company defines net amount at risk ("NAR") as listed below.

 Variable Annuity Guarantees

  In the Event of Death

    Defined as the death benefit less the total contract account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

  At Annuitization

    Defined as the amount (if any) that would be required to be added to the total contract account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contractholders have achieved.

 Universal and Variable Life Contracts

   Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

   The amounts in the table below include direct business, but exclude offsets from hedging or reinsurance, if any. See Note 4 for a discussion of certain living and death benefit guarantees which have been reinsured. Therefore, the NARs presented below reflect the economic exposures of living and death benefit guarantees associated with variable annuities, but not necessarily their impact on the Company.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Insurance (continued)


   Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts was as follows at:

                                                               December 31,
                                         ---------------------------------------------------------
                                                     2013                         2012
                                         ---------------------------- ----------------------------
                                             In the          At           In the          At
                                         Event of Death Annuitization Event of Death Annuitization
                                         -------------- ------------- -------------- -------------
                                                               (In millions)
Annuity Contracts (1)
Variable Annuity Guarantees
Total contract account value............  $    84,964    $    57,041   $    74,156    $    51,411
Separate account value..................  $    82,428    $    55,805   $    71,446    $    49,778
Net amount at risk......................  $     1,324    $       562   $     1,976    $     2,316
Average attained age of contractholders.     65 years       64 years      64 years       63 years

                                                        December 31,
                                                   -----------------------
                                                      2013        2012
                                                   ----------- -----------
                                                    Secondary Guarantees
                                                   -----------------------
                                                        (In millions)
     Universal and Variable Life Contracts (1)
     Account value (general and separate account). $     4,207 $     3,659
     Net amount at risk........................... $    71,699 $    65,938
     Average attained age of policyholders........    56 years    56 years

--------

(1)The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

Obligations Under Funding Agreements

  MLI-USA is a member of the Federal Home Loan Bank ("FHLB") of Pittsburgh. Holdings of the FHLB of Pittsburgh common stock, included in equity securities, were as follows at:

                                             December 31,
                                             ------------
                                             2013    2012
                                             ----    ----
                                             (In millions)
                         FHLB of Pittsburgh.  $20     $11

  The Company has also entered into funding agreements with the FHLB of Pittsburgh. The liability for such funding agreements is included in PABs. Information related to such funding agreements was as follows at:

                                      Liability        Collateral
                                  ----------------- -----------------
                                             December 31,
                                  -----------------------------------
                                      2013     2012     2013     2012
                                  -------- -------- -------- --------
                                             (In millions)
          FHLB of Pittsburgh (1).     $200      $-- $602 (2) $595 (2)

--------

(1)Represents funding agreements issued to the FHLB of Pittsburgh in exchange for cash and for which the FHLB of Pittsburgh has been granted a lien on certain assets, some of which are in the custody of the FHLB

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Insurance (continued)

   of Pittsburgh, including residential mortgage-backed securities ("RMBS"), to collateralize obligations under advances evidenced by funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of the FHLB of Pittsburgh as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, the FHLB of Pittsburgh's recovery on the collateral is limited to the amount of the Company's liability to the FHLB of Pittsburgh.

(2)Advances are collateralized by mortgage-backed securities. The amount of collateral presented is at estimated fair value.

Separate Accounts

  Separate account assets and liabilities primarily include pass-through separate accounts totaling $81.6 billion and $70.7 billion at December 31, 2013 and 2012, respectively, for which the policyholder assumes all investment risk.

  For the years ended December 31, 2013, 2012 and 2011, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

3. Deferred Policy Acquisition Costs and Other Policy-Related Intangibles

  See Note 1 for a description of capitalized acquisition costs.

Nonparticipating and Non-Dividend-Paying Traditional Contracts

  The Company amortizes DAC related to these contracts (primarily term insurance) over the appropriate premium paying period in proportion to the historic actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, persistency and investment returns at policy issuance, or policy acquisition, include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

Participating, Dividend-Paying Traditional Contracts

  The Company amortizes DAC related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, persistency and other factor changes, as well as policyholder dividend scales are reasonably likely to impact significantly the rate of DAC amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

3. Deferred Policy Acquisition Costs and Other Policy-Related Intangibles (continued)

gross margins exceed those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins. When expected future gross margins are below those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross margins are above the previously estimated expected future gross margins. Each period, the Company also reviews the estimated gross margins for each block of business to determine the recoverability of DAC balances.

Fixed and Variable Universal Life Contracts and Fixed and Variable Deferred Annuity Contracts

  The Company amortizes DAC related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to impact significantly the rate of DAC amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC balances.

Factors Impacting Amortization

  Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period, which can result in significant fluctuations in amortization of DAC. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

3. Deferred Policy Acquisition Costs and Other Policy-Related Intangibles (continued)


  The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross margins and profits. These assumptions primarily relate to investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

  Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Amortization of DAC is attributed to net investment gains (losses) and net derivative gains (losses), and to other expenses for the amount of gross margins or profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC that would have been amortized if such gains and losses had been recognized.

  Information regarding DAC was as follows:

                                                                   Years Ended December 31,
                                                                  --------------------------
                                                                    2013     2012     2011
                                                                  -------- -------- --------
                                                                        (In millions)
DAC
Balance at January 1,............................................ $  2,906 $  2,918 $  2,346
Capitalizations..................................................      476      821    1,274
Amortization related to:
 Net investment gains (losses) and net derivative gains (losses).      461    (366)    (290)
 Other expenses..................................................    (391)    (472)    (411)
                                                                  -------- -------- --------
   Total amortization............................................       70    (838)    (701)
                                                                  -------- -------- --------
Unrealized investment gains (losses).............................       34        5      (1)
Other (1)........................................................      138       --       --
                                                                  -------- -------- --------
Balance at December 31,.......................................... $  3,624 $  2,906 $  2,918
                                                                  ======== ======== ========

--------

(1)The year ended December 31, 2013 includes $138 million that was reclassified to DAC from premiums, reinsurance and other receivables. The amounts reclassified relate to an affiliated reinsurance agreement accounted for using the deposit method of accounting and represent the DAC amortization on the expense allowances ceded on the agreement from inception. These amounts were previously included in the calculated value of the deposit receivable on this agreement and recorded within premiums, reinsurance and other receivables.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

3. Deferred Policy Acquisition Costs and Other Policy-Related Intangibles (continued)


  Information regarding other policy-related intangibles was as follows:

                                            Years Ended December 31,
                                            ------------------------
                                             2013     2012    2011
                                             ------  ------  ------
                                               (In millions)
                Deferred Sales Inducements
                Balance at January 1,...... $  478   $  503  $  497
                Capitalization.............      5       20      79
                Amortization...............   (34)     (45)    (73)
                                             ------  ------  ------
                Balance at December 31,.... $  449   $  478  $  503
                                             ======  ======  ======
                VODA
                Balance at January 1,...... $  130   $  140  $  148
                Amortization...............   (11)     (10)     (8)
                                             ------  ------  ------
                Balance at December 31,.... $  119   $  130  $  140
                                             ======  ======  ======
                Accumulated amortization... $   48   $   37  $   27
                                             ======  ======  ======

  The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

                                        VODA
                                    -------------
                                    (In millions)
                              2014.    $    12
                              2015.    $    12
                              2016.    $    12
                              2017.    $    11
                              2018.    $     9

4. Reinsurance

  The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by an affiliate. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

  Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 5.

  The Company currently reinsures 100% of the living and death benefit guarantees issued in connection with its variable annuities to affiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The Company also reinsures 90% of its fixed annuities to an affiliated reinsurer. The value of the embedded

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

4. Reinsurance (continued)

derivatives on the ceded risk is determined using a methodology consistent with the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

  For its individual life insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. The Company currently reinsures 100% of the mortality risk in excess of $100,000 per life for most new policies and reinsures up to 100% of the mortality risk for certain other policies. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. The Company also reinsures the risk associated with secondary death benefit guarantees on certain universal life insurance policies to affiliates. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

  The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

  The Company reinsures its business through a diversified group of well-capitalized reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts and funds withheld accounts. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at December 31, 2013 and 2012, were not significant.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts and funds withheld accounts. The Company had $475 million and $386 million of unsecured unaffiliated reinsurance recoverable balances at December 31, 2013 and 2012, respectively.

  At December 31, 2013, the Company had $635 million of net unaffiliated ceded reinsurance recoverables. Of this total, $559 million, or 88%, were with the Company's five largest unaffiliated ceded reinsurers, including $399 million of net unaffiliated ceded reinsurance recoverables which were unsecured. At December 31, 2012, the Company had $541 million of net unaffiliated ceded reinsurance recoverables. Of this total, $478 million, or 88%, were with the Company's five largest unaffiliated ceded reinsurers, including $323 million of net unaffiliated ceded reinsurance recoverables which were unsecured.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

4. Reinsurance (continued)


  The amounts in the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                Years Ended December 31,
                                                               --------------------------
                                                                 2013     2012     2011
                                                               -------- -------- --------
                                                                     (In millions)
Premiums
Direct premiums............................................... $  1,019 $    941 $    961
Reinsurance assumed...........................................       10       11        7
Reinsurance ceded.............................................    (696)    (524)    (321)
                                                               -------- -------- --------
 Net premiums................................................. $    333 $    428 $    647
                                                               ======== ======== ========
Universal life and investment-type product policy fees
Direct universal life and investment-type product policy fees. $  2,475 $  2,167 $  1,694
Reinsurance assumed...........................................       79       83       90
Reinsurance ceded.............................................    (863)    (665)    (496)
                                                               -------- -------- --------
 Net universal life and investment-type product policy fees... $  1,691 $  1,585 $  1,288
                                                               ======== ======== ========
Other revenues
Direct other revenues......................................... $    170 $    137 $     99
Reinsurance assumed...........................................       --       --       --
Reinsurance ceded.............................................      252      190      215
                                                               -------- -------- --------
 Net other revenues........................................... $    422 $    327 $    314
                                                               ======== ======== ========
Policyholder benefits and claims
Direct policyholder benefits and claims....................... $  1,650 $  1,799 $  1,363
Reinsurance assumed...........................................       10       19       15
Reinsurance ceded.............................................  (1,089)  (1,016)    (599)
                                                               -------- -------- --------
 Net policyholder benefits and claims......................... $    571 $    802 $    779
                                                               ======== ======== ========
Interest credited to policyholder account balances
Direct interest credited to policyholder account balances..... $    465 $    454 $    436
Reinsurance assumed...........................................       73       71       68
Reinsurance ceded.............................................    (119)    (104)     (80)
                                                               -------- -------- --------
 Net interest credited to policyholder account balances....... $    419 $    421 $    424
                                                               ======== ======== ========
Other expenses
Direct other expenses......................................... $    974 $  1,796 $  1,495
Reinsurance assumed...........................................       28       33       48
Reinsurance ceded.............................................       37       99      145
                                                               -------- -------- --------
 Net other expenses........................................... $  1,039 $  1,928 $  1,688
                                                               ======== ======== ========

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

4. Reinsurance (continued)


  The amounts in the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                              December 31,
                                 -----------------------------------------------------------------------
                                                2013                                2012
                                 ----------------------------------- -----------------------------------
                                                             Total                               Total
                                                            Balance                             Balance
                                  Direct  Assumed   Ceded    Sheet    Direct  Assumed   Ceded    Sheet
                                 -------- -------- -------- -------- -------- -------- -------- --------
                                                              (In millions)
Assets
Premiums, reinsurance and other
 receivables.................... $   (12) $     27 $ 12,453 $ 12,468 $     84 $     35 $ 14,373 $ 14,492
Deferred policy acquisition
 costs..........................    4,084      122    (582)    3,624    3,429      121    (644)    2,906
                                 -------- -------- -------- -------- -------- -------- -------- --------
  Total assets.................. $  4,072 $    149 $ 11,871 $ 16,092 $  3,513 $    156 $ 13,729 $ 17,398
                                 ======== ======== ======== ======== ======== ======== ======== ========
Liabilities
Other policy-related balances... $    185 $  1,653 $    811 $  2,649 $    164 $  1,588 $    855 $  2,607
Other liabilities...............      316        9    5,471    5,796      282       10    5,097    5,389
                                 -------- -------- -------- -------- -------- -------- -------- --------
  Total liabilities............. $    501 $  1,662 $  6,282 $  8,445 $    446 $  1,598 $  5,952 $  7,996
                                 ======== ======== ======== ======== ======== ======== ======== ========

  Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were $4.0 billion and $4.2 billion at December 31, 2013 and 2012, respectively. There were no deposit liabilities on reinsurance at both December 31, 2013 and 2012.

Related Party Reinsurance Transactions

  The Company has reinsurance agreements with certain MetLife subsidiaries, including Metropolitan Life Insurance Company ("MLIC"), Exeter, General American Life Insurance Company, MICC, MetLife Reinsurance Company of Vermont and MetLife Reinsurance Company of Delaware ("MRD"), all of which are related parties.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

4. Reinsurance (continued)

  Information regarding the significant effects of affiliated reinsurance included in the consolidated statements of operations was as follows:

                                                             Years Ended December 31,
                                                             ------------------------
                                                              2013     2012    2011
                                                              ------  ------  ------
                                                                (In millions)
Premiums
Reinsurance assumed......................................... $   10   $   11  $    7
Reinsurance ceded...........................................  (637)    (477)   (284)
                                                              ------  ------  ------
 Net premiums............................................... $(627)   $(466)  $(277)
                                                              ======  ======  ======
Universal life and investment-type product policy fees
Reinsurance assumed......................................... $   79   $   83  $   90
Reinsurance ceded...........................................  (735)    (555)   (416)
                                                              ------  ------  ------
 Net universal life and investment-type product policy fees. $(656)   $(472)  $(326)
                                                              ======  ======  ======
Other revenues
Reinsurance assumed......................................... $   --   $   --  $   --
Reinsurance ceded...........................................    252      190     215
                                                              ------  ------  ------
 Net other revenues......................................... $  252   $  190  $  215
                                                              ======  ======  ======
Policyholder benefits and claims
Reinsurance assumed......................................... $   10   $   19  $   15
Reinsurance ceded...........................................  (875)    (833)   (497)
                                                              ------  ------  ------
 Net policyholder benefits and claims....................... $(865)   $(814)  $(482)
                                                              ======  ======  ======
Interest credited to policyholder account balances
Reinsurance assumed......................................... $   73   $   71  $   68
Reinsurance ceded...........................................  (119)    (104)    (80)
                                                              ------  ------  ------
 Net interest credited to policyholder account balances..... $ (46)   $ (33)  $ (12)
                                                              ======  ======  ======
Other expenses
Reinsurance assumed......................................... $   28   $   33  $   48
Reinsurance ceded...........................................     35       98     144
                                                              ------  ------  ------
 Net other expenses......................................... $   63   $  131  $  192
                                                              ======  ======  ======

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

4. Reinsurance (continued)


  Information regarding the significant effects of affiliated reinsurance included in the consolidated balance sheets was as follows at:

                                                         December 31,
                                             -------------------------------------
                                                    2013               2012
                                             ------------------ ------------------
                                             Assumed    Ceded   Assumed    Ceded
                                             -------- --------- -------- ---------
                                                         (In millions)
Assets
Premiums, reinsurance and other receivables. $     27 $  11,792 $     35 $  13,801
Deferred policy acquisition costs...........      122     (579)      121     (642)
                                             -------- --------- -------- ---------
 Total assets............................... $    149 $  11,213 $    156 $  13,159
                                             ======== ========= ======== =========
Liabilities
Other policy-related balances............... $  1,653 $     811 $  1,588 $     855
Other liabilities...........................        9     5,284       10     4,910
                                             -------- --------- -------- ---------
 Total liabilities.......................... $  1,662 $   6,095 $  1,598 $   5,765
                                             ======== ========= ======== =========

  Effective October 1, 2012, the Company entered into a reinsurance agreement to cede two blocks of business to MRD, on a 90% coinsurance with funds withheld basis. The agreement covers certain term and certain universal life policies issued in 2012 by the Company and was amended in 2013 to include certain term and universal life policies issued by the Company through December 31, 2013. The agreement transfers risk to MRD and, therefore, is accounted for as reinsurance. As a result of the agreement, affiliated reinsurance recoverables, included in premiums, reinsurance and other receivables, were $917 million and $407 million at December 31, 2013 and 2012, respectively. The Company also recorded a funds withheld liability and other reinsurance payables, included in other liabilities, which were $798 million and $438 million at December 31, 2013 and 2012, respectively. Certain contractual features of this agreement qualify as embedded derivatives, which are separately accounted for at fair value on the Company's consolidated balance sheets. The embedded derivative related to the funds withheld associated with this reinsurance agreement is included within other liabilities and was ($14) million and $6 million at December 31, 2013 and 2012, respectively. The Company's consolidated statements of operations reflected a loss for this agreement of $50 million and $37 million for the years ended December 31, 2013 and 2012, respectively, which included net derivative gains (losses) of $20 million and ($6) million for the years ended December 31, 2013 and 2012, respectively, related to the embedded derivative.

  The Company ceded risks to affiliates related to guaranteed minimum benefit guarantees written directly by the Company. These ceded reinsurance agreements contain embedded derivatives and changes in their fair value are included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within premiums, reinsurance and other receivables and were assets of $642 million and $3.9 billion at December 31, 2013 and 2012, respectively. Net derivative gains (losses) associated with the embedded derivatives were ($3.8) billion, $439 million, and $1.7 billion for the years ended December 31, 2013, 2012 and 2011, respectively.

  The Company ceded two blocks of business to an affiliate on a 90% coinsurance with funds withheld basis. Certain contractual features of this agreement qualify as embedded derivatives, which are separately accounted for at estimated fair value on the Company's consolidated balance sheets. The embedded derivative related to the funds withheld associated with this reinsurance agreement is included within other liabilities and increased the

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

4. Reinsurance (continued)

funds withheld balance by $48 million and $546 million at December 31, 2013 and 2012, respectively. Net derivative gains (losses) associated with the embedded derivatives were $498 million, ($107) million and ($434) million for the years ended December 31, 2013, 2012 and 2011, respectively.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $5.4 billion and $6.1 billion of unsecured affiliated reinsurance recoverable balances at December 31, 2013 and 2012, respectively.

  Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on affiliated reinsurance were $3.9 billion and $4.0 billion, at December 31, 2013 and 2012, respectively. There were no deposit liabilities on affiliated reinsurance at both December 31, 2013 and 2012.

5. Investments

  See Note 7 for information about the fair value hierarchy for investments and the related valuation methodologies.

Investment Risks and Uncertainties

  Investments are exposed to the following primary sources of risk: credit, interest rate, liquidity, market valuation, currency and real estate risk. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of variable interest entities ("VIEs"). The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the consolidated financial statements.

  The determination of valuation allowances and impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

  The recognition of income on certain investments (e.g. structured securities, including mortgage-backed securities, asset-backed securities ("ABS") and certain structured investment transactions) is dependent upon certain factors such as prepayments and defaults, and changes in such factors could result in changes in amounts to be earned.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Investments (continued)


Fixed Maturity and Equity Securities AFS

 Fixed Maturity and Equity Securities AFS by Sector

   The following table presents the fixed maturity and equity securities AFS by sector. Redeemable preferred stock is reported within U.S. corporate and foreign corporate fixed maturity securities and non-redeemable preferred stock is reported within equity securities. Included within fixed maturity securities are structured securities including RMBS, ABS and commercial mortgage-backed securities ("CMBS").

                                              December 31, 2013                           December 31, 2012
                                  ------------------------------------------ --------------------------------------------
                                               Gross Unrealized                            Gross Unrealized
                                   Cost or  ---------------------- Estimated  Cost or  ------------------------ Estimated
                                  Amortized       Temporary  OTTI    Fair    Amortized         Temporary  OTTI    Fair
                                    Cost    Gains  Losses   Losses   Value     Cost     Gains   Losses   Losses   Value
                                  --------- ----- --------- ------ --------- --------- ------- --------- ------ ---------
                                                                       (In millions)
Fixed maturity securities
U.S. corporate...................  $  4,318 $ 323     $  70  $  --  $  4,571   $ 4,130 $   585     $   7  $  --  $  4,708
U.S. Treasury and agency.........     2,031    78        99     --     2,010     1,004     287        --     --     1,291
Foreign corporate................     1,659   103        13     --     1,749     1,747     188         5     --     1,930
RMBS.............................     1,123    64        11      2     1,174     1,362     114         6      4     1,466
State and political subdivision..       776    67        18     --       825       766     160         2     --       924
ABS..............................       369     6         2     --       373       348      15         3     --       360
CMBS.............................       326    15        --     --       341       494      34         1     --       527
Foreign government...............       155    20         4     --       171       136      45        --     --       181
                                  --------- ----- --------- ------ --------- --------- ------- --------- ------ ---------
 Total fixed maturity securities.  $ 10,757 $ 676     $ 217  $   2  $ 11,214   $ 9,987 $ 1,428     $  24  $   4  $ 11,387
                                  ========= ===== ========= ====== ========= ========= ======= ========= ====== =========
Equity securities
Non-redeemable preferred stock...  $     93 $  --     $  14  $  --  $     79   $    22 $     1     $  --  $  --  $     23
Common stock.....................        20    --        --     --        20        11      --        --     --        11
                                  --------- ----- --------- ------ --------- --------- ------- --------- ------ ---------
 Total equity securities.........  $    113 $  --     $  14  $  --  $     99   $    33 $     1     $  --  $  --  $     34
                                  ========= ===== ========= ====== ========= ========= ======= ========= ====== =========

   The Company held non-income producing fixed maturity securities with an estimated fair value of $12 million and less than $1 million with unrealized gains (losses) of $2 million and less than $1 million at December 31, 2013 and 2012, respectively.

  Methodology for Amortization of Premium and Accretion of Discount on Structured Securities

    Amortization of premium and accretion of discount on structured securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and ABS are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive mortgage-backed and ABS and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and ABS, the effective yield is recalculated on a retrospective basis.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Investments (continued)


 Maturities of Fixed Maturity Securities

   The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at:

                                                                December 31,
                                                   ---------------------------------------
                                                          2013                2012
                                                   ------------------- -------------------
                                                             Estimated           Estimated
                                                   Amortized   Fair    Amortized   Fair
                                                     Cost      Value     Cost      Value
                                                   --------- --------- --------- ---------
                                                                (In millions)
Due in one year or less........................... $     298 $     304 $    234  $     239
Due after one year through five years.............     1,610     1,700    1,417      1,531
Due after five years through ten years............     2,095     2,255    2,137      2,430
Due after ten years...............................     4,936     5,067    3,995      4,834
                                                   --------- --------- --------  ---------
  Subtotal........................................     8,939     9,326    7,783      9,034
Structured securities (RMBS, ABS and CMBS)........     1,818     1,888    2,204      2,353
                                                   --------- --------- --------  ---------
   Total fixed maturity securities................ $  10,757 $  11,214 $  9,987  $  11,387
                                                   ========= ========= ========  =========

   Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. RMBS, ABS and CMBS are shown separately, as they are not due at a single maturity.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Investments (continued)


 Continuous Gross Unrealized Losses for Fixed Maturity and Equity Securities AFS by Sector

   The following table presents the estimated fair value and gross unrealized losses of fixed maturity and equity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position.

                                               December 31, 2013                         December 31, 2012
                                   ----------------------------------------- -----------------------------------------
                                                        Equal to or Greater                       Equal to or Greater
                                   Less than 12 Months     than 12 Months    Less than 12 Months     than 12 Months
                                   -------------------- -------------------- -------------------- --------------------
                                   Estimated   Gross    Estimated   Gross    Estimated   Gross    Estimated   Gross
                                     Fair    Unrealized   Fair    Unrealized   Fair    Unrealized   Fair    Unrealized
                                     Value     Losses     Value     Losses     Value     Losses     Value     Losses
                                   --------- ---------- --------- ---------- --------- ---------- --------- ----------
                                                       (In millions, except number of securities)
Fixed maturity securities
U.S. corporate....................  $    845     $   63    $   51      $   7    $  160      $   2    $   48      $   5
U.S. Treasury and agency..........     1,189         99        --         --        --         --        --         --
Foreign corporate.................       260         13        18         --        26          1        14          4
RMBS..............................       345          9        41          4        19         --       105         10
State and political subdivision...       146         13        14          5        16          1         6          1
ABS...............................       148          1        14          1        14         --        26          3
CMBS..............................         6         --        --         --        28          1         9         --
Foreign government................        35          4         1         --        --         --        --         --
                                   --------- ---------- --------- ---------- --------- ---------- --------- ----------
  Total fixed maturity securities.  $  2,974     $  202    $  139      $  17    $  263      $   5    $  208      $  23
                                   ========= ========== ========= ========== ========= ========== ========= ==========
Equity securities
Non-redeemable preferred..........  $     70     $   14    $   --      $  --    $   --      $  --    $    1      $  --
                                   --------- ---------- --------- ---------- --------- ---------- --------- ----------
  Total equity securities.........  $     70     $   14    $   --      $  --    $   --      $  --    $    1      $  --
                                   ========= ========== ========= ========== ========= ========== ========= ==========
Total number of securities in an
 unrealized loss position.........       372                   63                   64                   72
                                   =========            =========            =========            =========

 Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

  Evaluation and Measurement Methodologies

    Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost;
  (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to structured securities, changes in forecasted cash flows

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Investments (continued)

  after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

    The methodology and significant inputs used to determine the amount of credit loss on fixed maturity securities are as follows:

   . The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows. The discount rate is generally the effective interest rate of the security prior to impairment.

   . When determining collectability and the period over which value is expected to recover, the Company applies considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: payment terms of the security; the likelihood that the issuer can service the interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

   . Additional considerations are made when assessing the unique features that apply to certain structured securities including, but not limited to: the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority within the tranche structure of the security.

   . When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the estimated fair value is considered the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described above, as well as any private and public sector programs to restructure such securities.

    With respect to securities that have attributes of debt and equity (perpetual hybrid securities), consideration is given in the OTTI analysis as to whether there has been any deterioration in the credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. Consideration is also given as to whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Investments (continued)


    The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

    In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

  Current Period Evaluation

    Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company has concluded that these securities are not other-than-temporarily impaired at December 31, 2013. Future OTTI will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), and changes in credit ratings, collateral valuation, interest rates and credit spreads. If economic fundamentals deteriorate or if there are adverse changes in the above factors, OTTI may be incurred in upcoming periods.

    Gross unrealized losses on fixed maturity securities increased $191 million during the year ended December 31, 2013 from $28 million to $219 million. The increase in gross unrealized losses for the year ended December 31, 2013, was primarily attributable to an increase in interest rates, partially offset by narrowing credit spreads.

    At December 31, 2013, $2 million of the total $219 million of gross unrealized losses were from two fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater.

  Investment Grade Fixed Maturity Securities

    All of the $2 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater are related to gross unrealized losses on one investment grade fixed maturity security. Unrealized losses on investment grade fixed maturity securities are principally related to widening credit spreads and, with respect to fixed-rate fixed maturity securities, rising interest rates since purchase.

  Below Investment Grade Fixed Maturity Securities

    Less than $1 million of the $2 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, are related to gross unrealized losses on one below investment grade fixed maturity security.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Investments (continued)


  Equity Securities

    Gross unrealized losses on equity securities increased $14 million during the year ended December 31, 2013 from $0 to $14 million. None of the $14 million of gross unrealized losses were from equity securities with gross unrealized losses of 20% or more of cost for 12 months or greater.

Mortgage Loans

 Mortgage Loans by Portfolio Segment

   Mortgage loans are summarized as follows at:

                                                  December 31,
                                   -------------------------------------------
                                           2013                  2012
                                   --------------------- ---------------------
                                     Carrying     % of     Carrying     % of
                                       Value      Total      Value      Total
                                   ------------- ------- ------------- -------
                                   (In millions)         (In millions)
 Mortgage loans:
  Commercial......................   $  1,607     88.0 %   $  1,478     88.1 %
  Agricultural....................        227       12.4        208       12.4
                                     --------    -------   --------    -------
    Subtotal (1)..................      1,834      100.4      1,686      100.5
  Valuation allowances............        (8)      (0.4)        (8)      (0.5)
                                     --------    -------   --------    -------
      Total mortgage loans, net...   $  1,826    100.0 %   $  1,678    100.0 %
                                     ========    =======   ========    =======

--------

(1)Purchases of mortgage loans were $2 million and $20 million for the years ended December 31, 2013 and 2012, respectively.

   See "-- Related Party Investment Transactions" for discussion of related party mortgage loans.

 Mortgage Loans and Valuation Allowance by Portfolio Segment

   All commercial and agricultural mortgage loans held at both December 31, 2013 and 2012 were evaluated collectively for credit losses. The valuation allowance for commercial mortgage loans was $7 million at both December 31, 2013 and 2012. The valuation allowance for agricultural mortgage loans was $1 million at both December 31, 2013 and 2012.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Investments (continued)


 Valuation Allowance Rollforward by Portfolio Segment

   The changes in the valuation allowance, by portfolio segment, were as follows:

                                        Commercial Agricultural Total
                                        ---------- ------------ -----
                                                (In millions)
          Balance at January 1, 2011...   $  12       $  --     $  12
          Provision (release)..........     (2)           1       (1)
                                          -----       -----     -----
          Balance at December 31, 2011.      10           1        11
          Provision (release)..........     (3)          --       (3)
                                          -----       -----     -----
          Balance at December 31, 2012.       7           1         8
          Provision (release)..........      --          --        --
                                          -----       -----     -----
          Balance at December 31, 2013.   $   7       $   1     $   8
                                          =====       =====     =====

  Valuation Allowance Methodology

    Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for both portfolio segments as the excess carrying value of a loan over either (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for both loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

  Commercial and Agricultural Mortgage Loan Portfolio Segments

    The Company typically uses several years of historical experience in establishing non-specific valuation allowances which captures multiple economic cycles. For evaluations of commercial mortgage loans, in addition to historical experience, management considers factors that include the impact of a rapid change to the economy, which may not be reflected in the loan portfolio, and recent loss and recovery trend experience as compared to historical loss and recovery experience. For evaluations of agricultural mortgage loans, in addition to historical experience, management considers factors that include increased stress in certain sectors, which may be evidenced by higher delinquency rates, or a change in the number of higher risk loans. On a quarterly basis, management incorporates the impact of these current market events and conditions on historical experience in determining the non-specific valuation allowance established for commercial and agricultural mortgage loans.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Investments (continued)


    All commercial mortgage loans are reviewed on an ongoing basis which may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. All agricultural mortgage loans are monitored on an ongoing basis. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. The monitoring process for agricultural mortgage loans is generally similar to the commercial mortgage loan monitoring process, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

    For commercial mortgage loans, the primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial mortgage loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and loan-to-value ratio, as well as the values utilized in calculating these ratios, are updated annually, on a rolling basis, with a portion of the loan portfolio updated each quarter.

    For agricultural mortgage loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural mortgage loan portfolio and are routinely updated.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Investments (continued)


 Credit Quality of Commercial Mortgage Loans

   The credit quality of commercial mortgage loans, were as follows:

                                    Recorded Investment
                       ----------------------------------------------
                        Debt Service Coverage Ratios                    Estimated
                       ------------------------------          % of       Fair      % of
                       > 1.20x  1.00x - 1.20x < 1.00x  Total   Total      Value     Total
                       -------- ------------- ------- -------- ------ ------------- ------
                                    (In millions)                     (In millions)
December 31, 2013:
Loan-to-value ratios:
Less than 65%......... $  1,403     $  18      $  26  $  1,447  90.0%   $  1,542     90.5%
65% to 75%............      100        --         20       120    7.5        120       7.0
76% to 80%............       28        12         --        40    2.5         42       2.5
Greater than 80%......       --        --         --        --     --         --        --
                       --------     -----      -----  -------- ------   --------    ------
 Total................ $  1,531     $  30      $  46  $  1,607 100.0%   $  1,704    100.0%
                       ========     =====      =====  ======== ======   ========    ======
December 31, 2012:
Loan-to-value ratios:
Less than 65%......... $  1,317     $  16      $  14  $  1,347  91.1%   $  1,494     91.5%
65% to 75%............       75        --         20        95    6.4        100       6.1
76% to 80%............       --         5         17        22    1.5         24       1.5
Greater than 80%......       --        14         --        14    1.0         14       0.9
                       --------     -----      -----  -------- ------   --------    ------
 Total................ $  1,392     $  35      $  51  $  1,478 100.0%   $  1,632    100.0%
                       ========     =====      =====  ======== ======   ========    ======

 Credit Quality of Agricultural Mortgage Loans

   The credit quality of agricultural mortgage loans, were as follows at:

                                             December 31,
                               -----------------------------------------
                                       2013                 2012
                               -------------------- --------------------
                                 Recorded    % of     Recorded    % of
                                Investment   Total   Investment   Total
                               ------------- ------ ------------- ------
                               (In millions)        (In millions)
        Loan-to-value ratios:
        Less than 65%.........    $  201      88.5%    $  208     100.0%
        65% to 75%............        26       11.5        --         --
                                  ------     ------    ------     ------
         Total................    $  227     100.0%    $  208     100.0%
                                  ======     ======    ======     ======

 Past Due and Interest Accrual Status of Mortgage Loans

   The Company has a high quality, well performing, mortgage loan portfolio, with all mortgage loans classified as performing at both December 31, 2013 and 2012. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial mortgage loans -- 60 days and agricultural mortgage loans -- 90 days. The Company had no mortgage loans past due and no mortgage loans in non-accrual status at both December 31, 2013 and 2012.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Investments (continued)


 Impaired Mortgage Loans

   The Company had no impaired mortgage loans at both December 31, 2013 and 2012. The average investment on impaired mortgage loans was $0 and $1 million for the years ended December 31, 2013 and 2012, respectively. The Company did not recognize interest income on impaired mortgage loans during the years ended December 31, 2013, 2012 and 2011.

 Mortgage Loans Modified in a Troubled Debt Restructuring

   The Company may grant concessions related to borrowers experiencing financial difficulties which are classified as troubled debt restructurings. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates, and/or a reduction of accrued interest. The amount, timing and extent of the concession granted is considered in determining any impairment or changes in the specific valuation allowance recorded with the restructuring. Through the continuous monitoring process, a specific valuation allowance may have been recorded prior to the quarter when the mortgage loan is modified in a troubled debt restructuring. Accordingly, the carrying value (after specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment. There were no mortgage loans modified in a troubled debt restructuring during the years ended December 31, 2013 and 2012.

Other Invested Assets

  Other invested assets is comprised of loans to affiliates (see "-- Related Party Investment Transactions"), freestanding derivatives with positive estimated fair values (see Note 6), tax credit and renewable energy partnerships and leveraged leases.

 Leveraged Leases

   Investment in leveraged leases consisted of the following at:

                                                                 December 31,
                                                                 -------------
                                                                 2013   2012
                                                                 -----  -----
                                                                 (In millions)
    Rental receivables, net..................................... $  92  $  92
    Estimated residual values...................................    14     14
                                                                 -----  -----
     Subtotal...................................................   106    106
    Unearned income.............................................  (35)   (37)
                                                                 -----  -----
       Investment in leveraged leases, net of non-recourse debt. $  71  $  69
                                                                 =====  =====

   Rental receivables are generally due in periodic installments. The payment periods range from two to 19 years. For rental receivables, the primary credit quality indicator is whether the rental receivable is performing or nonperforming, which is assessed monthly. The Company generally defines nonperforming rental receivables as those that are 90 days or more past due. At December 31, 2013 and 2012, all rental receivables were performing.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Investments (continued)


   The deferred income tax liability related to leveraged leases was $63 million and $53 million at December 31, 2013 and 2012, respectively.

   The components of income from investment in leveraged leases, excluding net investment gains (losses), were as follows:

                                                                          Years Ended December 31,
                                                                        ---------------------------
                                                                          2013      2012       2011
                                                                        ------ ------------- ------
                                                                               (In millions)
Income from investment in leveraged leases.............................   $  2          $  5   $  8
Less: Income tax expense on leveraged leases...........................      1             2      3
                                                                        ------ ------------- ------
Investment income after income tax from investment in leveraged leases.   $  1          $  3   $  5
                                                                        ====== ============= ======

Cash Equivalents

  The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $2 million and $23 million at December 31, 2013 and 2012, respectively.

Net Unrealized Investment Gains (Losses)

  The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                                          Years Ended December 31,
                                                                        -----------------------------
                                                                         2013      2012        2011
                                                                        ------ ------------- --------
                                                                               (In millions)
Fixed maturity securities.............................................. $  459   $  1,402    $  1,057
Fixed maturity securities with noncredit OTTI losses in AOCI...........    (2)        (4)         (6)
                                                                        ------   --------    --------
 Total fixed maturity securities.......................................    457      1,398       1,051
Equity securities......................................................   (24)         --          --
Derivatives............................................................      4        142         126
Short-term investments.................................................     --        (1)         (1)
Other..................................................................    (4)        (3)          --
                                                                        ------   --------    --------
 Subtotal..............................................................    433      1,536       1,176
                                                                        ------   --------    --------
Amounts allocated from:
 Insurance liability loss recognition..................................     --       (79)        (61)
 DAC...................................................................    (9)       (43)        (48)
                                                                        ------   --------    --------
   Subtotal............................................................    (9)      (122)       (109)
                                                                        ------   --------    --------
Deferred income tax benefit (expense) related to noncredit OTTI losses
  recognized in AOCI...................................................     --          1           2
Deferred income tax benefit (expense)..................................  (149)      (496)       (376)
                                                                        ------   --------    --------
Net unrealized investment gains (losses)............................... $  275   $    919    $    693
                                                                        ======   ========    ========

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Investments (continued)


  The changes in fixed maturity securities with noncredit OTTI losses included in AOCI were as follows:

                                                                  Years Ended December 31,
                                                                  ------------------------
                                                                  2013         2012
                                                                  ----         ----
                                                                  (In millions)
     Balance at January 1,....................................... $(4)         $(6)
     Noncredit OTTI losses and subsequent changes recognized (1).   --          (2)
     Securities sold with previous noncredit OTTI loss...........    1            2
     Subsequent changes in estimated fair value..................    1            2
                                                                  ----         ----
     Balance at December 31,..................................... $(2)         $(4)
                                                                  ====         ====

--------

(1)Noncredit OTTI losses and subsequent changes recognized, net of DAC, were less than $1 million and ($2) million for the years ended December 31, 2013 and 2012, respectively.

  The changes in net unrealized investment gains (losses) were as follows:

                                                                            Years Ended December 31,
                                                                         ------------------------------
                                                                           2013       2012       2011
                                                                         -------- ------------- -------
                                                                                  (In millions)
Balance at January 1,................................................... $    919    $   693    $   110
Fixed maturity securities on which noncredit OTTI losses have been
  recognized............................................................        2          2         --
Unrealized investment gains (losses) during the year....................  (1,105)        358        924
Unrealized investment gains (losses) relating to:
 Insurance liability gain (loss) recognition............................       79       (18)       (27)
 DAC related to noncredit OTTI losses recognized in AOCI................       --         --        (1)
 DAC....................................................................       34          5         --
 Deferred income tax benefit (expense) related to noncredit OTTI losses
   recognized in AOCI...................................................      (1)        (1)         --
 Deferred income tax benefit (expense)..................................      347      (120)      (313)
                                                                         --------    -------    -------
Balance at December 31,................................................. $    275    $   919    $   693
                                                                         ========    =======    =======
Change in net unrealized investment gains (losses)...................... $  (644)    $   226    $   583
                                                                         ========    =======    =======

Concentrations of Credit Risk

  There were no investments in any counterparty that were greater than 10% of the Company's stockholder's equity, other than the U.S. government and its agencies, at both December 31, 2013 and 2012.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Investments (continued)

Securities Lending

  Elements of the securities lending program are presented below at:

                                                             December 31,
                                                           -----------------
                                                             2013     2012
                                                           -------- --------
                                                             (In millions)
   Securities on loan: (1)
    Amortized cost........................................ $  1,443 $  1,212
    Estimated fair value.................................. $  1,424 $  1,534
   Cash collateral on deposit from counterparties (2)..... $  1,470 $  1,574
   Security collateral on deposit from counterparties (3). $     -- $     11
   Reinvestment portfolio -- estimated fair value......... $  1,473 $  1,591

--------

(1)Included within fixed maturity securities.

(2)Included within payables for collateral under securities loaned and other transactions.

(3)Security collateral on deposit from counterparties may not be sold or repledged, unless the counterparty is in default, and is not reflected in the consolidated financial statements.

Invested Assets on Deposit and Pledged as Collateral

  Invested assets on deposit and pledged as collateral are presented below at estimated fair value for cash and cash equivalents, short-term investments and fixed maturity securities at:

                                                                 December 31,
                                                                 -------------
                                                                 2013   2012
                                                                 -----  -----
                                                                 (In millions)
    Invested assets on deposit (regulatory deposits)............ $   6  $   6
    Invested assets pledged as collateral (1)...................   665    698
                                                                 -----  -----
     Total invested assets on deposit and pledged as collateral. $ 671  $ 704
                                                                 =====  =====

--------

(1)The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 2) and derivative transactions (see Note 6).

  See "-- Securities Lending" for securities on loan.

Purchased Credit Impaired Investments

  Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the Company will be unable to collect all contractually required payments are classified as purchased credit impaired ("PCI") investments. For each investment, the excess of the cash

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Investments (continued)

flows expected to be collected as of the acquisition date over its acquisition date fair value is referred to as the accretable yield and is recognized as net investment income on an effective yield basis. If subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI.

  The Company's PCI fixed maturity securities were as follows at:

                                                         December 31,
                                                         -------------
                                                          2013   2012
                                                         ------ ------
                                                         (In millions)
         Outstanding principal and interest balance (1). $  312 $  341
         Carrying value (2)............................. $  248 $  277

--------

(1)Represents the contractually required payments, which is the sum of contractual principal, whether or not currently due, and accrued interest.

(2)Estimated fair value plus accrued interest.

  The following table presents information about PCI fixed maturity securities acquired during the periods indicated:

                                                            Years Ended December 31,
                                                            ------------------------
                                                             2013        2012
                                                            ------      -------
                                                            (In millions)
      Contractually required payments (including interest). $   46      $   152
      Cash flows expected to be collected (1).............. $   37      $    71
      Fair value of investments acquired................... $   25      $    44

--------

(1)Represents undiscounted principal and interest cash flow expectations, at the date of acquisition.

  The following table presents activity for the accretable yield on PCI fixed maturity securities for:

                                                           Years Ended December 31,
                                                           ------------------------
                                                            2013         2012
                                                           -------      -------
                                                            (In millions)
      Accretable yield, January 1,........................ $   189      $   187
      Investments purchased...............................      12           27
      Accretion recognized in earnings....................    (12)         (11)
      Disposals...........................................     (4)           --
      Reclassification (to) from nonaccretable difference.    (20)         (14)
                                                             -------      -------
      Accretable yield, December 31,...................... $   165      $   189
                                                             =======      =======

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Investments (continued)


Collectively Significant Equity Method Investments

  The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $972 million at December 31, 2013. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $472 million at December 31, 2013. Except for certain real estate joint ventures, the Company's investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

  As described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method investments exceeded 10% of the Company's consolidated pre-tax income (loss) for one of the three most recent annual periods: 2013. The Company is providing the following aggregated summarized financial data for such equity method investments, for the most recent annual periods, in order to provide comparative information. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

  The aggregated summarized financial data presented below reflects the latest available financial information and is as of, and for the years ended
December 31, 2013, 2012 and 2011. Aggregate total assets of these entities totaled $185.7 billion and $148.5 billion at December 31, 2013 and 2012, respectively. Aggregate total liabilities of these entities totaled $8.1 billion and $4.9 billion at December 31, 2013 and 2012, respectively. Aggregate net income (loss) of these entities totaled $18.5 billion, $11.8 billion and $5.0 billion for the years ended December 31, 2013, 2012 and 2011, respectively. Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

Variable Interest Entities

  The Company has invested in certain structured transactions that are VIEs. In certain instances, the Company may hold both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, it would be deemed the primary beneficiary or consolidator of the entity.

  The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. The Company generally uses a qualitative approach to determine whether it is the primary beneficiary. However, for VIEs that are investment companies or apply measurement principles consistent with those utilized by investment companies, the primary beneficiary is based on a risks and rewards model and is defined as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both. The Company reassesses its involvement with VIEs on a quarterly basis. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the consolidated financial statements.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Investments (continued)


 Consolidated VIEs

   There were no VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at December 31, 2013 and 2012.

 Unconsolidated VIEs

   The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                               December 31,
                                                 -----------------------------------------
                                                         2013                 2012
                                                 -------------------- --------------------
                                                            Maximum              Maximum
                                                 Carrying  Exposure   Carrying  Exposure
                                                  Amount  to Loss (1)  Amount  to Loss (1)
                                                 -------- ----------- -------- -----------
                                                               (In millions)
Fixed maturity securities AFS:
 Structured securities (RMBS, ABS and CMBS) (2). $  1,888  $  1,888   $  2,353  $  2,353
 U.S. and foreign corporate.....................      133       133        149       149
Other limited partnership interests.............      593       828        516       780
Other invested assets...........................        9        44         --        --
                                                 --------  --------   --------  --------
 Total.......................................... $  2,623  $  2,893   $  3,018  $  3,282
                                                 ========  ========   ========  ========

--------

(1)The maximum exposure to loss relating to fixed maturity securities AFS is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests is equal to the carrying amounts plus any unfunded commitments of the Company. For its investments in other invested assets, the Company's return is in the form of income tax credits. For such investments, the maximum exposure to loss is equal to the carrying amounts plus any unfunded commitment. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2)For these variable interests, the Company's involvement is limited to that of a passive investor.

   As described in Note 12, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2013, 2012 and 2011.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Investments (continued)


Net Investment Income

  The components of net investment income were as follows:

                                                        Years Ended December 31,
                                                        ------------------------
                                                         2013     2012    2011
                                                         ------  ------  ------
                                                           (In millions)
    Investment income:
     Fixed maturity securities......................... $  531   $  525  $  468
     Equity securities.................................      4       --      --
     Mortgage loans....................................     95       87      76
     Policy loans......................................      6        5       4
     Real estate and real estate joint ventures........      6        1      --
     Other limited partnership interests...............    105       54      42
     Cash, cash equivalents and short-term investments.    (1)        1      --
     Other.............................................      4        7       9
                                                         ------  ------  ------
       Subtotal........................................    750      680     599
     Less: Investment expenses.........................     24       19      13
                                                         ------  ------  ------
         Net investment income......................... $  726   $  661  $  586
                                                         ======  ======  ======

  See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and investment expenses.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Investments (continued)


Net Investment Gains (Losses)

 Components of Net Investment Gains (Losses)

   The components of net investment gains (losses) were as follows:

                                                                           Years Ended December 31,
                                                                         --------------------------
                                                                         2013     2012      2011
                                                                          -----    -----    ------
                                                                           (In millions)
Total gains (losses) on fixed maturity securities:
 Total OTTI losses recognized -- by sector and industry:
   U.S. and foreign corporate securities -- by industry:
     Finance............................................................ $ (3)    $ (1)    $   --
                                                                          -----    -----    ------
       Total U.S. and foreign corporate securities......................   (3)      (1)        --
   RMBS.................................................................    --      (1)       (2)
                                                                          -----    -----    ------
 OTTI losses on fixed maturity securities recognized in earnings........   (3)      (2)       (2)
 Fixed maturity securities -- net gains (losses) on sales and disposals.     5       23       (5)
                                                                          -----    -----    ------
       Total gains (losses) on fixed maturity securities................     2       21       (7)
                                                                          -----    -----    ------
Other net investment gains (losses):
 Equity securities......................................................    --       --       (1)
 Mortgage loans.........................................................    --        3         2
 Other limited partnership interests....................................    --        1       (1)
 Other investment portfolio gains (losses)..............................     4       --        --
                                                                          -----    -----    ------
        Total net investment gains (losses)............................. $   6    $  25    $  (7)
                                                                          =====    =====    ======

   See "-- Related Party Investment Transactions" for discussion of affiliated net investment gains (losses) related to transfers of invested assets to affiliates.

   Gains (losses) from foreign currency transactions included within net investment gains (losses) were ($1) million, less than $1 million and $1 million for the years ended December 31, 2013, 2012 and 2011, respectively.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Investments (continued)


 Sales or Disposals and Impairments of Fixed Maturity and Equity Securities

   Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) are as shown in the table below. Investment gains and losses on sales of securities are determined on a specific identification basis.

                                                          Years Ended December 31,
                                     -------------------------------------------------------------------
                                       2013     2012    2011   2013  2012  2011   2013    2012    2011
                                     -------- -------- ------- ----- ----- ----- ------- ------- -------
                                     Fixed Maturity Securities Equity Securities          Total
                                     ------------------------- ----------------- -----------------------
                                                                (In millions)
Proceeds............................ $  2,859 $  2,021 $ 2,510 $   7 $   3 $   5 $ 2,866 $ 2,024 $ 2,515
                                     ======== ======== ======= ===== ===== ===== ======= ======= =======
Gross investment gains.............. $     46 $     32 $    13 $  -- $  -- $  -- $    46 $    32 $    13
                                     -------- -------- ------- ----- ----- ----- ------- ------- -------
Gross investment losses.............     (41)      (9)    (18)    --    --    --    (41)     (9)    (18)
                                     -------- -------- ------- ----- ----- ----- ------- ------- -------
Total OTTI losses:
  Credit-related....................       --      (1)     (2)    --    --    --      --     (1)     (2)
  Other (1).........................      (3)      (1)      --    --    --   (1)     (3)     (1)     (1)
                                     -------- -------- ------- ----- ----- ----- ------- ------- -------
   Total OTTI losses................      (3)      (2)     (2)    --    --   (1)     (3)     (2)     (3)
                                     -------- -------- ------- ----- ----- ----- ------- ------- -------
    Net investment gains (losses)... $      2 $     21 $   (7) $  -- $  -- $ (1) $     2 $    21 $   (8)
                                     ======== ======== ======= ===== ===== ===== ======= ======= =======

--------

(1)Other OTTI losses recognized in earnings include impairments on (i) equity securities, (ii) perpetual hybrid securities classified within fixed maturity securities where the primary reason for the impairment was the severity and/or the duration of an unrealized loss position and (iii) fixed maturity securities where there is an intent to sell or it is more likely than not that the Company will be required to sell the security before recovery of the decline in estimated fair value.

 Credit Loss Rollforward

   The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in OCI:

                                                                       Years Ended December 31,
                                                                       ------------------------
                                                                          2013         2012
                                                                       --------     --------
                                                                         (In millions)
Balance, at January 1,................................................ $      1     $      1
Additions:
  Initial impairments -- credit loss OTTI recognized on securities
   not previously impaired............................................       --            1
Reductions:
  Sales (maturities, pay downs or prepayments) during the period of
   securities previously impaired as credit loss OTTI.................       --          (1)
                                                                       --------     --------
Balance, at December 31,.............................................. $      1     $      1
                                                                       ========     ========

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Investments (continued)


 Related Party Investment Transactions

   The Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Invested assets transferred to and from affiliates were as follows:

                                                                     Years Ended December 31,
                                                                     ------------------------
                                                                     2013     2012    2011
                                                                      -----    -----   -----
                                                                       (In millions)
Estimated fair value of invested assets transferred to affiliates... $  33    $  --   $  --
Amortized cost of invested assets transferred to affiliates......... $  31    $  --   $  --
Net investment gains (losses) recognized on transfers............... $   2    $  --   $  --
Estimated fair value of invested assets transferred from affiliates. $  77    $  --   $  --

   The Company has affiliated loans outstanding to wholly-owned real estate subsidiaries of an affiliate, MLIC, which are included in mortgage loans, with a carrying value of $147 million and $117 million at December 31, 2013 and 2012, respectively. A loan issued in 2013 for $30 million bears interest at one-month LIBOR + 4.50% with quarterly interest only payments of less than $1 million through January 2017, when the principal balance is due. A loan with a carrying value of $77 million, at both December 31, 2013 and 2012, bears interest at 7.26% due in quarterly principal and interest payments of $2 million through January 2020, when the remaining principal balance is due. A loan with a carrying value of $40 million, at both December 31, 2013 and 2012, bears interest at 7.01% with quarterly interest only payments of $1 million through January 2020, when the principal balance is due. These affiliated loans are secured by interests in the real estate subsidiaries, which own operating real estate with a fair value in excess of the loans. Net investment income from these affiliated loans was $8 million, $8 million and $9 million for the years ended December 31, 2013, 2012 and 2011, respectively.

   The Company has affiliated loans outstanding which are included in other invested assets, totaling $125 million at both December 31, 2013 and 2012. At December 31, 2011, the loans were outstanding with Exeter, an affiliate. During 2012, MetLife assumed this affiliated debt from Exeter. The loans are due on December 16, 2021, and bears interest, payable semi-annually, at 5.86%. Net investment income from these affiliated loans was $7 million, $7 million and less than $1 million for the years ended December 31, 2013, 2012 and 2011, respectively.

   In July 2013, the Company committed to lend up to $438 million to Exeter, an affiliate, pursuant to a note purchase agreement. Pursuant to the agreement, the notes will be due not later than three years after issuance. The repayment of any notes issued pursuant to this agreement is guaranteed by MetLife. In October 2013, pursuant to this agreement, the Company issued a loan to Exeter for $125 million, which is included in other invested assets, for the year ending December 31, 2013. The loan is due on October 15, 2015, and bears interest, payable semi-annually, at 2.47%. Net investment income from this loan was $1 million at December 31, 2013. The remaining total commitment to lend is $313 million at December 31, 2013.

   The Company receives investment administrative services from an affiliate. The related investment administrative service charges were $13 million, $11 million, and $10 million for the years ended December 31, 2013, 2012 and 2011, respectively. The Company also had additional affiliated net investment income
 (loss) of ($1) million for the year ended December 31, 2013 and less than $1 million for both years ended December 31, 2012 and 2011.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Derivatives

Accounting for Derivatives

  See Note 1 for a description of the Company's accounting policies for derivatives and Note 7 for information about the fair value hierarchy for derivatives.

Derivative Strategies

  The Company is exposed to various risks relating to its ongoing business operations, including interest rate, foreign currency exchange rate, credit and equity market. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

  Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral"). The types of derivatives the Company uses include swaps, forwards, futures and option contracts. To a lesser extent, the Company uses credit default swaps to synthetically replicate investment risks and returns which are not readily available in the cash market.

 Interest Rate Derivatives

  The Company uses a variety of interest rate derivatives to reduce its exposure to changes in interest rates, including interest rate swaps, caps, floors and forwards.

  Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. The Company utilizes interest rate swaps in fair value, cash flow and non-qualifying hedging relationships.

  The Company purchases interest rate caps and floors primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities, as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in non-qualifying hedging relationships.

  The Company enters into interest rate forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date. The Company utilizes interest rate forwards in cash flow hedging relationships.

  To a lesser extent, the Company uses interest rate futures in non-qualifying hedging relationships.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Derivatives (continued)


 Foreign Currency Exchange Rate Derivatives

  The Company uses foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in cash flow and non-qualifying hedging relationships.

  To a lesser extent, the Company uses foreign currency forwards in non-qualifying hedging relationships.

 Credit Derivatives

  The Company enters into purchased credit default swaps to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, or involuntary restructuring. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. ("ISDA") deems that a credit event has occurred. The Company utilizes credit default swaps in non-qualifying hedging relationships.

  The Company enters into written credit default swaps to synthetically create credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments, such as U.S. Treasury securities, agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

 Equity Derivatives

  The Company uses equity index options to reduce its exposure to equity market risk in non-qualifying hedging relationships.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Derivatives (continued)


Primary Risks Managed by Derivatives

  The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                         December 31,
                                                                   -------------------------------------------------------------
                                                                               2013                           2012
                                                                   ------------------------------ ------------------------------
                                                                             Estimated Fair Value           Estimated Fair Value
                                                                             --------------------           --------------------
                                                                   Notional                       Notional
                                 Primary Underlying Risk Exposure   Amount   Assets  Liabilities   Amount   Assets  Liabilities
                                 --------------------------------  --------- ------  -----------  --------- ------  -----------
                                                                                         (In millions)
Derivatives Designated as Hedging Instruments
Fair value hedges:
  Interest rate swaps........... Interest rate.................... $     112 $    1    $    1     $     101 $   --    $    2
                                                                   --------- ------    ------     --------- ------    ------
   Subtotal....................................................          112      1         1           101     --         2
                                                                   --------- ------    ------     --------- ------    ------
Cash flow hedges:
  Interest rate swaps........... Interest rate....................       377      3        29           483     59        --
  Interest rate forwards........ Interest rate....................       145      3         1           260     53        --
  Foreign currency swaps........ Foreign currency exchange rate...       200      1        21           183      2         6
                                                                   --------- ------    ------     --------- ------    ------
   Subtotal....................................................          722      7        51           926    114         6
                                                                   --------- ------    ------     --------- ------    ------
    Total qualifying hedges...................................     $     834 $    8    $   52     $   1,027 $  114    $    8
                                                                   --------- ------    ------     --------- ------    ------
Derivatives Not Designated or Not Qualifying as Hedging Instruments
Interest rate swaps............. Interest rate.................... $   2,975 $   71    $   38     $   1,587 $   96    $   10
Interest rate floors............ Interest rate....................     6,000     29        29         6,000     93        91
Interest rate caps.............. Interest rate....................     2,000      5        --         1,500     --        --
Interest rate futures........... Interest rate....................        --     --        --            44     --         1
Foreign currency swaps.......... Foreign currency exchange rate...       173      1        15           120      1         4
Foreign currency forwards....... Foreign currency exchange rate...         7     --        --
Credit default
 swaps -- purchased............. Credit...........................        24     --        --            24     --        --
Credit default swaps -- written. Credit...........................       528     11        --           624      5        --
Equity options.................. Equity market....................        72     --        --            36     --        --
                                                                   --------- ------    ------     --------- ------    ------
   Total non-designated or non-qualifying derivatives..........       11,779    117        82         9,935    195       106
                                                                   --------- ------    ------     --------- ------    ------
    Total.....................................................     $  12,613 $  125    $  134     $  10,962 $  309    $  114
                                                                   ========= ======    ======     ========= ======    ======

  Based on notional amounts, a substantial portion of the Company's derivatives was not designated or did not qualify as part of a hedging relationship at both December 31, 2013 and 2012. The Company's use of derivatives includes
(i) derivatives that serve as macro hedges of the Company's exposure to various risks and that generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules; (ii) derivatives that economically hedge insurance liabilities that contain mortality or morbidity risk and that generally do not qualify for hedge accounting because the lack of these risks in the derivatives cannot support an expectation of a highly effective hedging relationship; (iii) derivatives that economically hedge embedded derivatives that do not qualify for hedge accounting because the changes in estimated fair value of the embedded derivatives are already recorded in net income; and (iv) written credit default swaps that are used to synthetically create credit investments and that do not qualify for hedge accounting because they do not involve a hedging relationship. For these non-qualified derivatives, changes in market factors can lead to the recognition of fair value changes in the consolidated statement of operations without an offsetting gain or loss recognized in earnings for the item being hedged.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Derivatives (continued)


Net Derivative Gains (Losses)

   The components of net derivative gains (losses) were as follows:

                                                 Years Ended December 31,
                                                ---------------------------
                                                   2013      2012     2011
                                                ---------- --------- ------
                                                       (In millions)
    Derivatives and hedging gains (losses) (1). $     (82) $      37 $  191
    Embedded derivatives.......................      (923)     1,098    534
                                                ---------- --------- ------
     Total net derivative gains (losses)....... $  (1,005) $   1,135 $  725
                                                ========== ========= ======

--------
(1)Includes foreign currency transaction gains (losses) on hedged items in cash flow and non-qualifying hedging relationships, which are not presented elsewhere in this note.

  The amount the Company recognized in net investment income from settlement payments related to qualifying hedges for the years ended December 31, 2013, 2012 and 2011 was not significant.

  The Company recognized $71 million, $60 million and $36 million of net derivative gains (losses) from settlement payments related to non-qualifying hedges for the years ended December 31, 2013, 2012 and 2011, respectively.

Non-Qualifying Derivatives and Derivatives for Purposes Other Than Hedging

  The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

                                                       Net          Net
                                                    Derivative   Investment
                                                  Gains (Losses) Income (1)
                                                  -------------- ----------
                                                        (In millions)
     Year Ended December 31, 2013:
      Interest rate derivatives..................  $     (162)    $     --
      Foreign currency exchange rate derivatives.         (13)          --
      Credit derivatives -- purchased............           --          --
      Credit derivatives -- written..............           13          --
      Equity derivatives.........................           --         (1)
                                                   -----------    --------
        Total....................................  $     (162)    $    (1)
                                                   ===========    ========
     Year Ended December 31, 2012:
      Interest rate derivatives..................  $      (29)    $     --
      Foreign currency exchange rate derivatives.          (3)          --
      Credit derivatives -- purchased............          (3)          --
      Credit derivatives -- written..............           11          --
      Equity derivatives.........................           --         (1)
                                                   -----------    --------
        Total....................................  $      (24)    $    (1)
                                                   ===========    ========
     Year Ended December 31, 2011:
      Interest rate derivatives..................  $       143    $     --
      Foreign currency exchange rate derivatives.           --          --
      Credit derivatives -- purchased............            2          --
      Credit derivatives -- written..............          (1)          --
      Equity derivatives.........................           --         (2)
                                                   -----------    --------
        Total....................................  $       144    $    (2)
                                                   ===========    ========

--------
(1)Changes in estimated fair value related to economic hedges of equity method investments in joint ventures.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Derivatives (continued)


Fair Value Hedges

  The Company designates and accounts for interest rate swaps to convert fixed rate assets to floating rate assets as fair value hedges when they have met the requirements of fair value hedging.

  The amount the Company recognized in net derivative gains (losses) representing the ineffective portion of all fair value hedges was not significant for both years ended December 31, 2013 and 2011, and was ($1) million for the year ended December 31, 2012. Changes in the fair value of the derivatives recognized in net derivative gains (losses) were $2 million and ($2) million for the years ended December 31, 2013 and 2012, respectively, and not significant for the year ended December 31, 2011. Changes in the fair value of the hedged items recognized in net derivative gains (losses) were ($2) million and $1 million for the years ended December 31, 2013 and 2012, respectively, and not significant for the year ended December 31, 2011.

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

Cash Flow Hedges

  The Company designates and accounts for the following as cash flow hedges when they have met the requirements of cash flow hedging: (i) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated assets and liabilities; (ii) interest rate forwards to lock in the price to be paid for forward purchases of investments; and (iii) interest rate swaps and interest rate forwards to hedge the forecasted purchases of fixed-rate investments.

  In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. Because certain of the forecasted transactions also were not probable of occurring within two months of the anticipated date, the Company reclassified certain amounts from AOCI into net derivative gains (losses). These amounts were $0, $0, and $1 million for the years ended December 31, 2013, 2012 and 2011, respectively.

  At December 31, 2013 and 2012, the maximum length of time over which the Company was hedging its exposure to variability in future cash flows for forecasted transactions did not exceed six years and seven years, respectively.

  At December 31, 2013 and 2012, the balance in AOCI associated with cash flow hedges was $4 million and $142 million, respectively.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Derivatives (continued)


  The following table presents the effects of derivatives in cash flow hedging relationships on the consolidated statements of operations and the consolidated statements of stockholder's equity:

                                                         Amount and Location
                                 Amount of Gains          of Gains (Losses)
Derivatives in Cash Flow       (Losses) Deferred in       Reclassified from
Hedging Relationships          AOCI on Derivatives     AOCI into Income (Loss)
------------------------------ -------------------- -----------------------------
                               (Effective Portion)       (Effective Portion)
                               -------------------- -----------------------------
                                                    Net Derivative Net Investment
                                                    Gains (Losses)     Income
                                                    -------------- --------------
                                                 (In millions)
Year Ended December 31, 2013:
Interest rate swaps...........    $        (84)       $       --     $      --
Interest rate forwards........             (33)                6             1
Foreign currency swaps........             (15)              (1)            --
                                  -------------       ----------     ---------
 Total........................    $       (132)       $        5     $       1
                                  =============       ==========     =========
Year Ended December 31, 2012:
Interest rate swaps...........    $          27       $       --     $      --
Interest rate forwards........              (1)                1            --
Foreign currency swaps........              (9)               --            --
                                  -------------       ----------     ---------
 Total........................    $          17       $        1     $      --
                                  =============       ==========     =========
Year Ended December 31, 2011:
Interest rate swaps...........    $          57       $        1     $      --
Interest rate forwards........              144                9            --
Foreign currency swaps........                7              (1)            --
                                  -------------       ----------     ---------
 Total........................    $         208       $        9     $      --
                                  =============       ==========     =========

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

  At December 31, 2013, ($1) million of deferred net gains (losses) on derivatives in AOCI was expected to be reclassified to earnings within the next 12 months.

Credit Derivatives

  In connection with synthetically created credit investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the non-qualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $528 million and $624 million at December 31, 2013 and 2012, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. At December 31, 2013 and 2012, the Company would have received $11 million and $5 million, respectively, to terminate all of these contracts.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Derivatives (continued)


  The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                           December 31,
                                         ---------------------------------------------------------------------------------
                                                           2013                                     2012
                                         ---------------------------------------- ----------------------------------------
                                         Estimated      Maximum                   Estimated      Maximum
                                         Fair Value Amount of Future   Weighted   Fair Value Amount of Future   Weighted
                                         of Credit   Payments under    Average    of Credit   Payments under    Average
Rating Agency Designation of Referenced   Default    Credit Default    Years to    Default    Credit Default    Years to
Credit Obligations (1)                     Swaps       Swaps (2)     Maturity (3)   Swaps       Swaps (2)     Maturity (3)
---------------------------------------  ---------- ---------------- ------------ ---------- ---------------- ------------
                                                (In millions)                            (In millions)
   Aaa/Aa/A
   Single name credit default swaps
     (corporate)........................  $      1    $        30             3.0  $     1     $        43             2.9
   Credit default swaps referencing
     indices............................        --             42             0.8       --              42             1.8
                                         ---------- ----------------              ---------- ----------------
    Subtotal............................         1             72             1.7        1              85             2.3
                                         ---------- ----------------              ---------- ----------------
   Baa
   Single name credit default swaps
     (corporate)........................         2            110             2.7        1              80             3.6
   Credit default swaps referencing
     indices............................         5            310             5.0        3             423             4.5
                                         ---------- ----------------              ---------- ----------------
    Subtotal............................         7            420             4.4        4             503             4.4
                                         ---------- ----------------              ---------- ----------------
   B
   Single name credit default swaps
     (corporate)........................        --             --              --       --              --              --
   Credit default swaps referencing
     indices............................         3             36             5.0       --              36             5.0
                                         ---------- ----------------              ---------- ----------------
    Subtotal............................         3             36             5.0       --              36             5.0
                                         ---------- ----------------              ---------- ----------------
      Total.............................  $     11    $       528             4.1  $     5     $       624             4.1
                                         ========== ================              ========== ================

--------

(1)The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2)Assumes the value of the referenced credit obligations is zero.

(3)The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Derivatives (continued)


Credit Risk on Freestanding Derivatives

  The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

  The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are generally governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

  The Company's OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis, and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

  See Note 7 for a description of the impact of credit risk on the valuation of derivatives.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Derivatives (continued)


  The estimated fair value of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral was as follows at:

                                                                              December 31, 2013   December 31, 2012
                                                                              ------------------ --------------------
Derivatives Subject to a Master Netting Arrangement or a Similar Arrangement  Assets Liabilities  Assets  Liabilities
----------------------------------------------------------------------------  ------ ----------- -------- -----------
                                                                                           (In millions)
 Gross estimated fair value of derivatives:
  OTC-bilateral (1).......................................................... $  119   $   134   $    323   $   126
  OTC-cleared (1)............................................................     15         8         --        --
  Exchange-traded............................................................     --        --         --         1
                                                                              ------   -------   --------   -------
    Total gross estimated fair value of derivatives (1)......................    134       142        323       127
 Amounts offset in the consolidated balance sheets...........................     --        --         --        --
                                                                              ------   -------   --------   -------
 Estimated fair value of derivatives presented in the consolidated balance
   sheets (1)................................................................    134       142        323       127
 Gross amounts not offset in the consolidated balance sheets:
  Gross estimated fair value of derivatives: (2)
    OTC-bilateral............................................................   (80)      (80)       (22)      (22)
    OTC-cleared..............................................................    (6)       (6)         --        --
    Exchange-traded..........................................................     --        --         --        --
  Cash collateral: (3)
    OTC-bilateral............................................................   (39)        --      (249)        --
    OTC-cleared..............................................................    (8)       (1)         --        --
    Exchange-traded..........................................................     --        --         --       (1)
  Securities collateral: (4)
    OTC-bilateral............................................................    (1)      (50)       (52)     (101)
    OTC-cleared..............................................................     --        --         --        --
    Exchange-traded..........................................................     --        --         --        --
                                                                              ------   -------   --------   -------
 Net amount after application of master netting agreements and collateral.... $   --   $     5   $     --   $     3
                                                                              ======   =======   ========   =======

--------

(1)At December 31, 2013 and 2012, derivative assets include income or expense accruals reported in accrued investment income or in other liabilities of $9 million and $14 million, respectively, and derivative liabilities include income or expense accruals reported in accrued investment income or in other liabilities of $8 million and $13 million, respectively.

(2)Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3)Cash collateral received is included in cash and cash equivalents, short-term investments, or in fixed maturity securities, and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheets. The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on exchange-traded and OTC-cleared derivatives and is included in premiums, reinsurance and other receivables in the consolidated balance

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Derivatives (continued)

   sheets. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At December 31, 2013 and 2012, the Company received excess cash collateral of $5 million and $0, respectively, and provided excess cash collateral of $1 million and $1 million, respectively, which is not included in the table above due to the foregoing limitation.

(4)Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the consolidated balance sheets. Subject to certain constraints, the Company is permitted by contract to sell or repledge this collateral, but at December 31, 2013 none of the collateral had been sold or repledged. Securities collateral pledged by the Company is reported in fixed maturity securities in the consolidated balance sheets. Subject to certain constraints, the counterparties are permitted by contract to sell or repledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At December 31, 2013 and 2012, the Company received excess securities collateral with an estimated fair value of $4 million and $12 million, respectively, for its OTC-bilateral derivatives, which are not included in the table above due to the foregoing limitation. At December 31, 2013 and 2012, the Company provided excess securities collateral with an estimated fair value of $0 and $0, respectively, for its OTC-bilateral derivatives and $12 million and $0, respectively, for its OTC-cleared derivatives, which are not included in the table above due to the foregoing limitation. At both December 31, 2013 and 2012, the Company did not pledge any securities collateral for its exchange-traded derivatives.

  The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. Certain of these arrangements also include financial strength-contingent provisions that provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the financial strength ratings of the Company and/or the credit rating of the counterparty. In addition, certain of the Company's netting agreements for derivatives contain provisions that require both the Company and the counterparty to maintain a specific investment grade financial strength or credit rating from each of Moody's and S&P. If a party's financial strength or credit ratings were to fall below that specific investment grade financial strength or credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Derivatives (continued)


  The following table presents the estimated fair value of the Company's OTC-bilateral derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The table also presents the incremental collateral that the Company would be required to provide if there was a one notch downgrade in the Company's financial strength rating at the reporting date or if the Company's financial strength rating sustained a downgrade to a level that triggered full overnight collateralization or termination of the derivative position at the reporting date. OTC-bilateral derivatives that are not subject to collateral agreements are excluded from this table.

                                  Estimated Fair Value of        Fair Value of Incremental
                                   Collateral Provided:          Collateral Provided Upon:
                                  ----------------------- ----------------------------------------
                                                                        Downgrade in the Company's
                                                            One Notch   Financial Strength Rating
                     Estimated                            Downgrade in       to a Level that
                   Fair Value of                          the Company's  Triggers Full Overnight
                   Derivatives in                           Financial      Collateralization or
                   Net Liability      Fixed Maturity        Strength          Termination of
                    Position (1)        Securities           Rating      the Derivative Position
                   -------------- ----------------------- ------------- --------------------------
                                                    (In millions)
December 31, 2013.   $         54            $         50   $        --     $                    2
December 31, 2012.   $        104            $        101   $        --     $                    7

--------

(1)After taking into consideration the existence of netting agreements.

Embedded Derivatives

  The Company issues certain products or purchases certain investments that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; affiliated ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs; and funds withheld on ceded reinsurance.

  The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                                         December 31,
                                                                                      -------------------
                                                            Balance Sheet Location       2013      2012
                                                           -------------------------- ---------- --------
                                                                                         (In millions)
Net embedded derivatives within asset host contracts:
 Ceded guaranteed minimum benefits........................ Premiums, reinsurance and
                                                           other receivables......... $      642 $  3,891
 Options embedded in debt or equity securities............ Investments...............       (16)      (5)
                                                                                      ---------- --------
   Net embedded derivatives within asset host contracts...........................    $      626 $  3,886
                                                                                      ========== ========
Net embedded derivatives within liability host contracts:
 Direct guaranteed minimum benefits....................... PABs...................... $  (1,248) $    660
 Funds withheld on ceded reinsurance...................... Other liabilities.........         34      552
                                                                                      ---------- --------
   Net embedded derivatives within liability host contracts.......................    $  (1,214) $  1,212
                                                                                      ========== ========

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Derivatives (continued)


  The following table presents changes in estimated fair value related to embedded derivatives:

                                                Years Ended December 31,
                                                ------------------------
                                                  2013     2012    2011
                                                -------- -------- ------
                                                     (In millions)
        Net derivative gains (losses) (1), (2). $  (923) $  1,098 $  534

--------

(1)The valuation of direct guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment, were ($151) million, ($225) million and $346 million for the years ended December 31, 2013, 2012 and 2011, respectively. In addition, the valuation of ceded guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment, were $76 million, $124 million and ($476) million for the years ended
   December 31, 2013, 2012 and 2011, respectively.

(2)See Note 4 for discussion of affiliated net derivative gains (losses) included in the table above.

7. Fair Value

  When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

                 Level 1  Unadjusted quoted prices in active
                          markets for identical assets or
                          liabilities. The Company defines
                          active markets based on average
                          trading volume for equity securities.
                          The size of the bid/ask spread is
                          used as an indicator of market
                          activity for fixed maturity
                          securities.

                 Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

                 Level 3  Unobservable inputs that are
                          supported by little or no market
                          activity and are significant to the
                          determination of estimated fair value
                          of the assets or liabilities.
                          Unobservable inputs reflect the
                          reporting entity's own assumptions
                          about the assumptions that market
                          participants would use in pricing the
                          asset or liability.

  Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Fair Value (continued)


  Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

Recurring Fair Value Measurements

  The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy are presented below.

                                                                              December 31, 2013
                                                              -------------------------------------------------
                                                                    Fair Value Hierarchy
                                                              ---------------------------------
                                                                                                Total Estimated
                                                               Level 1   Level 2     Level 3      Fair Value
                                                              --------- ---------- ------------ ---------------
                                                                             (In millions)
Assets
Fixed maturity securities:
  U.S. corporate............................................. $      -- $    4,397 $        174    $      4,571
  U.S. Treasury and agency...................................       841      1,169           --           2,010
  Foreign corporate..........................................        --      1,441          308           1,749
  RMBS.......................................................        --      1,057          117           1,174
  State and political subdivision............................        --        825           --             825
  ABS........................................................        --        278           95             373
  CMBS.......................................................        --        306           35             341
  Foreign government.........................................        --        171           --             171
                                                              --------- ---------- ------------ ---------------
   Total fixed maturity securities...........................       841      9,644          729          11,214
                                                              --------- ---------- ------------ ---------------
Equity securities:
  Non-redeemable preferred stock.............................        --         79           --              79
  Common stock...............................................        --         20           --              20
                                                              --------- ---------- ------------ ---------------
   Total equity securities...................................        --         99           --              99
                                                              --------- ---------- ------------ ---------------
Short-term investments.......................................         3        501           --             504
Derivative assets: (1)
  Interest rate..............................................        --        108            4             112
  Foreign currency exchange rate.............................        --          2           --               2
  Credit.....................................................        --         11           --              11
                                                              --------- ---------- ------------ ---------------
   Total derivative assets...................................        --        121            4             125
Net embedded derivatives within asset host contracts (2).....        --         --          642             642
Separate account assets (3)..................................       118     81,627           --          81,745
                                                              --------- ---------- ------------ ---------------
    Total assets............................................. $     962 $   91,992 $      1,375    $     94,329
                                                              ========= ========== ============ ===============
Liabilities
Derivative liabilities: (1)
  Interest rate.............................................. $      -- $       97 $          1    $         98
  Foreign currency exchange rate.............................        --         36           --              36
                                                              --------- ---------- ------------ ---------------
   Total derivative liabilities..............................        --        133            1             134
Net embedded derivatives within liability host contracts (2).        --         --      (1,214)         (1,214)
                                                              --------- ---------- ------------ ---------------
    Total liabilities........................................ $      -- $      133 $    (1,213)    $    (1,080)
                                                              ========= ========== ============ ===============

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Fair Value (continued)


                                                                             December 31, 2012
                                                              ------------------------------------------------
                                                                    Fair Value Hierarchy
                                                              --------------------------------
                                                                                               Total Estimated
                                                               Level 1    Level 2    Level 3     Fair Value
                                                              ---------- ---------- ---------- ---------------
                                                                             (In millions)
Assets
Fixed maturity securities:
  U.S. corporate............................................. $       -- $    4,475 $      233     $     4,708
  U.S. Treasury and agency...................................        297        994         --           1,291
  Foreign corporate..........................................         --      1,624        306           1,930
  RMBS.......................................................         --      1,418         48           1,466
  State and political subdivision............................         --        924         --             924
  ABS........................................................         --        288         72             360
  CMBS.......................................................         --        516         11             527
  Foreign government.........................................         --        179          2             181
                                                              ---------- ---------- ---------- ---------------
   Total fixed maturity securities...........................        297     10,418        672          11,387
                                                              ---------- ---------- ---------- ---------------
Equity securities:
  Non-redeemable preferred stock.............................         --         22          1              23
  Common stock...............................................         --         11         --              11
                                                              ---------- ---------- ---------- ---------------
   Total equity securities...................................         --         33          1              34
                                                              ---------- ---------- ---------- ---------------
Short-term investments.......................................        245        477         --             722
Derivative assets: (1)
  Interest rate..............................................         --        248         53             301
  Foreign currency exchange rate.............................         --          3         --               3
  Credit.....................................................         --          4          1               5
                                                              ---------- ---------- ---------- ---------------
   Total derivative assets...................................         --        255         54             309
Net embedded derivatives within asset host contracts (2).....         --         --      3,891           3,891
Separate account assets (3)..................................         75     70,801         --          70,876
                                                              ---------- ---------- ---------- ---------------
    Total assets............................................. $      617 $   81,984 $    4,618     $    87,219
                                                              ========== ========== ========== ===============
Liabilities
Derivative liabilities: (1)
  Interest rate.............................................. $        1 $      103 $       --     $       104
  Foreign currency exchange rate.............................         --         10         --              10
                                                              ---------- ---------- ---------- ---------------
   Total derivative liabilities..............................          1        113         --             114
Net embedded derivatives within liability host contracts (2).         --         --      1,212           1,212
                                                              ---------- ---------- ---------- ---------------
    Total liabilities........................................ $        1 $      113 $    1,212     $     1,326
                                                              ========== ========== ========== ===============

--------

(1)Derivative assets are presented within other invested assets in the consolidated balance sheets and derivative liabilities are presented within other liabilities in the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation in the consolidated balance sheets, but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

(2)Net embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables in the consolidated balance sheets. Net embedded derivatives within liability host contracts are presented primarily within PABs and other liabilities in the consolidated balance sheets. At December 31, 2013 and 2012, equity securities also included embedded derivatives of ($16) million and ($5) million, respectively.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Fair Value (continued)


(3)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

  The following describes the valuation methodologies used to measure assets and liabilities at fair value. The description includes the valuation techniques and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy.

 Investments

  Valuation Controls and Procedures

    On behalf of the Company and MetLife, Inc.'s Chief Investment Officer and Chief Financial Officer, a pricing and valuation committee that is independent of the trading and investing functions and comprised of senior management, provides oversight of control systems and valuation policies for securities, mortgage loans and derivatives. On a quarterly basis, this committee reviews and approves new transaction types and markets, ensures that observable market prices and market-based parameters are used for valuation, wherever possible, and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. This committee also provides oversight of the selection of independent third party pricing providers and the controls and procedures to evaluate third party pricing. Periodically, the Chief Accounting Officer reports to MetLife Insurance Company of Connecticut's Audit Committee regarding compliance with fair value accounting standards.

    The Company reviews its valuation methodologies on an ongoing basis and revises those methodologies when necessary based on changing market conditions. Assurance is gained on the overall reasonableness and consistent application of input assumptions, valuation methodologies and compliance with fair value accounting standards through controls designed to ensure valuations represent an exit price. Several controls are utilized, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, comparing fair value estimates to management's knowledge of the current market, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. The Company ensures that prices received from independent brokers, also referred to herein as "consensus pricing," represent a reasonable estimate of fair value by considering such pricing relative to the Company's knowledge of the current market dynamics and current pricing for similar financial instruments. While independent non-binding broker quotations are utilized, they are not used for a significant portion of the portfolio. For example, fixed maturity securities priced using independent non-binding broker quotations represent less than 1% of the total estimated fair value of fixed maturity securities and 9% of the total estimated fair value of Level 3 fixed maturity securities.

    The Company also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value,

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Fair Value (continued)

  independent non-binding broker quotations are obtained, or an internally developed valuation is prepared. Internally developed valuations of current estimated fair value, which reflect internal estimates of liquidity and nonperformance risks, compared with pricing received from the independent pricing services, did not produce material differences in the estimated fair values for the majority of the portfolio; accordingly, overrides were not material. This is, in part, because internal estimates of liquidity and nonperformance risks are generally based on available market evidence and estimates used by other market participants. In the absence of such market-based evidence, management's best estimate is used.

  Securities and Short-term Investments

    When available, the estimated fair value of these financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

    When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. When observable inputs are not available, the market standard valuation methodologies rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

  Level 2 Valuation Techniques and Key Inputs:

    This level includes securities priced principally by independent pricing services using observable inputs. Short-term investments within this level are of a similar nature and class to the Level 2 fixed maturity securities and equity securities.

   U.S. corporate and foreign corporate securities

     These securities are principally valued using the market and income approaches. Valuations are based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques that use standard market observable inputs such as benchmark yields, spreads off benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Privately-placed securities are valued using matrix pricing methodologies using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer, and in certain cases, delta spread adjustments to reflect specific credit-related issues.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Fair Value (continued)


   U.S. Treasury and agency securities

     These securities are principally valued using the market approach. Valuations are based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques using standard market observable inputs such as a benchmark U.S. Treasury yield curve, the spread off the U.S. Treasury yield curve for the identical security and comparable securities that are actively traded.

   Structured securities comprised of RMBS, ABS and CMBS

     These securities are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques using standard market inputs, including spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon, weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information, including, but not limited to: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans.

   State and political subdivision and foreign government securities

     These securities are principally valued using the market approach. Valuations are based primarily on matrix pricing or other similar techniques using standard market observable inputs, including a benchmark U.S. Treasury yield or other yields, issuer ratings, broker-dealer quotes, issuer spreads and reported trades of similar securities, including those within the same sub-sector or with a similar maturity or credit rating.

   Non-redeemable preferred and common stock

     These securities are principally valued using the market approach. Valuations are based principally on observable inputs including quoted prices in markets that are not considered active.

  Level 3 Valuation Techniques and Key Inputs:

    In general, securities classified within Level 3 use many of the same valuation techniques and inputs as described previously for Level 2. However, if key inputs are unobservable, or if the investments are less liquid and there is very limited trading activity, the investments are generally classified as Level 3. The use of independent non-binding broker quotations to value investments generally indicates there is a lack of liquidity or a lack of transparency in the process to develop the valuation estimates, generally causing these investments to be classified in Level 3.

   U.S. corporate and foreign corporate securities

     These securities, including financial services industry hybrid securities classified within fixed maturity securities, are principally valued using the market approach. Valuations are based primarily on matrix pricing or other similar techniques that utilize unobservable inputs or inputs that cannot be derived principally from, or corroborated by, observable market data, including illiquidity premium, delta spread

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Fair Value (continued)

   adjustments to reflect specific credit-related issues, credit spreads; and inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2. Certain valuations are based on independent non-binding broker quotations.

   Structured securities comprised of RMBS, ABS and CMBS

     These securities are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques that utilize inputs that are unobservable or cannot be derived principally from, or corroborated by, observable market data, including credit spreads. Below investment grade securities and sub-prime RMBS included in this level are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2. Certain of these valuations are based on independent non-binding broker quotations.

   Foreign government securities

     These securities are principally valued using the market approach. Valuations are based primarily on independent non-binding broker quotations and inputs, including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2. Certain valuations are based on matrix pricing that utilize inputs that are unobservable or cannot be derived principally from, or corroborated by, observable market data, including credit spreads.

   Non-redeemable preferred stock

     These securities, including privately-held securities and financial services industry hybrid securities classified within equity securities, are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques using inputs such as comparable credit rating and issuance structure. Certain of these securities are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2 and independent non-binding broker quotations.

  Separate Account Assets

    Separate account assets are carried at estimated fair value and reported as a summarized total on the consolidated balance sheets. The estimated fair value of separate account assets is based on the estimated fair value of the underlying assets. Separate account assets include: mutual funds, fixed maturity securities, equity securities, derivatives, short-term investments and cash and cash equivalents.

  Level 2 Valuation Techniques and Key Inputs:

    These assets are comprised of investments that are similar in nature to the instruments described under "-- Securities and Short-term Investments." Also included are certain mutual funds without readily determinable fair values, as prices are not published publicly. Valuation of the mutual funds is based upon quoted prices or reported NAV provided by the fund managers.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Fair Value (continued)


 Derivatives

   The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for OTC-bilateral and OTC-cleared derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing such instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models. The valuation controls and procedures for derivatives are described in "-- Investments."

   The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant inputs that are unobservable generally include references to emerging market currencies and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

   Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

   The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Fair Value (continued)


  Freestanding Derivatives

  Level 2 Valuation Techniques and Key Inputs:

    This level includes all types of derivatives utilized by the Company with the exception of exchange-traded derivatives included within Level 1 and those derivatives with unobservable inputs as described in Level 3. These derivatives are principally valued using the income approach.

   Interest rate

     Non-option-based. Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve and basis curves.

     Option-based. Valuations are based on option pricing models, which utilize significant inputs that may include the swap yield curve, basis curves and interest rate volatility.

   Foreign currency exchange rate

     Non-option-based. Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, basis curves, currency spot rates and cross currency basis curves.

   Credit

     Non-option-based. Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, credit curves and recovery rates.

  Level 3 Valuation Techniques and Key Inputs:

    These derivatives are principally valued using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models. These valuation methodologies generally use the same inputs as described in the corresponding sections above for Level 2 measurements of derivatives. However, these derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data.

   Interest rate

     Non-option-based. Significant unobservable inputs may include the extrapolation beyond observable limits of the swap yield curve and basis curves.

   Credit

     Non-option-based. Significant unobservable inputs may include credit spreads, repurchase rates and the extrapolation beyond observable limits of the swap yield curve and credit curves.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Fair Value (continued)


 Embedded Derivatives

   Embedded derivatives principally include certain direct and ceded variable annuity guarantees and embedded derivatives related to funds withheld on ceded reinsurance. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

   The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within PABs in the consolidated balance sheets.

   The fair value of these embedded derivatives, estimated as the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior, is calculated by the Company's actuarial department. The calculation is based on in-force business, and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk free rates.

   Capital market assumptions, such as risk free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

   The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife's debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries compared to MetLife.

   Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

   The Company ceded, to an affiliated reinsurance company, the risk associated with certain of the GMIBs, GMABs and GMWBs described above that are also accounted for as embedded derivatives. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Fair Value (continued)

 cedes, to the same affiliated reinsurance company, certain directly written GMIBs that are accounted for as insurance (i.e., not as embedded derivatives), but where the reinsurance agreement contains an embedded derivative. These embedded derivatives are included within premiums, reinsurance and other receivables in the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

   The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as previously described in "-- Investments -- Securities and Short-term Investments." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities in the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

  Embedded Derivatives Within Asset and Liability Host Contracts

  Level 3 Valuation Techniques and Key Inputs:

   Direct guaranteed minimum benefits

     These embedded derivatives are principally valued using the income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curve, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curve and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

   Reinsurance ceded on certain guaranteed minimum benefits

     These embedded derivatives are principally valued using the income approach. The valuation techniques and significant market standard unobservable inputs used in their valuation are similar to those described above in "-- Direct Guaranteed Minimum Benefits" and also include counterparty credit spreads.

 Transfers between Levels

   Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Fair Value (continued)


  Transfers between Levels 1 and 2:

    There were no transfers between Levels 1 and 2 for assets and liabilities measured at estimated fair value and still held at December 31, 2013 and 2012.

  Transfers into or out of Level 3:

    Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

    Transfers into Level 3 for fixed maturity securities were due primarily to a lack of trading activity, decreased liquidity and credit ratings downgrades (e.g., from investment grade to below investment grade) which have resulted in decreased transparency of valuations and an increased use of independent non-binding broker quotations and unobservable inputs, such as illiquidity premiums, delta spread adjustments, or credit spreads.

    Transfers out of Level 3 for fixed maturity securities resulted primarily from increased transparency of both new issuances that, subsequent to issuance and establishment of trading activity, became priced by independent pricing services and existing issuances that, over time, the Company was able to obtain pricing from, or corroborate pricing received from, independent pricing services with observable inputs (such as observable spreads used in pricing securities) or increases in market activity and upgraded credit ratings.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Fair Value (continued)

Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

  The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:

                                                                                  December 31, 2013
                                                                             ---------------------------
                             Valuation                 Significant                              Weighted
                             Techniques            Unobservable Inputs            Range        Average (1)
                       -----------------------  ---------------------------  --------------    -----------
Fixed maturity securities: (3)
 U.S. corporate and    .  Matrix pricing        .  Delta spread               (10)  -     240       23
  foreign corporate                               adjustments (4)
                                                .  Illiquidity premium (4)      30  -      30       30
                                                .  Credit spreads (4)         (40)  -     482      212
                                                .  Offered quotes (5)           99  -      99       99
                       .  Consensus pricing     .  Offered quotes (5)
                       ------------------------------------------------------------------------------------
 RMBS                  .  Matrix pricing and    .  Credit spreads (4)           97  -   1,225      385
                         discounted cash flow
                       .  Market pricing        .  Quoted prices (5)            93  -     100       93
                       .  Consensus pricing     .  Offered quotes (5)          100  -     100      100
                       ------------------------------------------------------------------------------------
 CMBS                  .  Matrix pricing and    .  Credit spreads (4)          500  -     500      500
                         discounted cash flow
                       .  Market pricing        .  Quoted prices (5)           100  -     104      101
                       ------------------------------------------------------------------------------------
 ABS                   .  Matrix pricing and    .  Credit spreads (4)
                         discounted cash flow
                       .  Market pricing        .  Quoted prices (5)           100  -     104      101
                       .  Consensus pricing     .  Offered quotes (5)           77  -     106       99
                       ------------------------------------------------------------------------------------
Derivatives:
 Interest rate         .  Present value         .  Swap yield (7)              401  -     450
                         techniques
                       ------------------------------------------------------------------------------------
 Credit                .  Present value         .  Credit spreads (8)           99  -     100
                         techniques
                       ------------------------------------------------------------------------------------
Embedded derivatives:
 Direct and ceded      .  Option pricing        .  Mortality rates:
  guaranteed             techniques                Ages  0 - 40                  0% -    0.10%
  minimum benefits                                 Ages 41 - 60               0.04% -    0.65%
                                                   Ages 61 -115               0.26% -     100%
                                                .  Lapse rates:
                                                   Durations 1 -10            0.50% -     100%
                                                   Durations 11 -20              3% -     100%
                                                   Durations 21 -116             3% -     100%
                                                .  Utilization rates            20% -      50%
                                                .  Withdrawal rates           0.07% -      10%
                                                .  Long-term equity          17.40% -      25%
                                                  volatilities
                                                .  Nonperformance             0.03% -    1.32%
                                                  risk spread
                       ------------------------------------------------------------------------------------

                                                                                  December 31, 2012           Impact of
                                                                             ---------------------------   Increase in Input
                             Valuation                 Significant                              Weighted     on Estimated
                             Techniques            Unobservable Inputs            Range        Average (1)  Fair Value (2)
                       -----------------------  ---------------------------  --------------    ----------- -----------------
Fixed maturity securities: (3)
 U.S. corporate and    .  Matrix pricing        .  Delta spread                  9  -     240        60       Decrease
  foreign corporate                               adjustments (4)
                                                .  Illiquidity premium (4)      30  -      30        30       Decrease
                                                .  Credit spreads (4)           23  -     653       163       Decrease
                                                .  Offered quotes (5)                                         Increase
                       .  Consensus pricing     .  Offered quotes (5)           68  -     103        90       Increase
                       ------------------------------------------------------------------------------------------------------
 RMBS                  .  Matrix pricing and    .  Credit spreads (4)          100  -   1,213       610     Decrease (6)
                         discounted cash flow
                       .  Market pricing        .  Quoted prices (5)           100  -     100       100     Increase (6)
                       .  Consensus pricing     .  Offered quotes (5)                                       Increase (6)
                       ------------------------------------------------------------------------------------------------------
 CMBS                  .  Matrix pricing and    .  Credit spreads (4)          100  -   1,250     1,250     Decrease (6)
                         discounted cash flow
                       .  Market pricing        .  Quoted prices (5)           100  -     104       104     Increase (6)
                       ------------------------------------------------------------------------------------------------------
 ABS                   .  Matrix pricing and    .  Credit spreads (4)          101  -     102       101     Decrease (6)
                         discounted cash flow
                       .  Market pricing        .  Quoted prices (5)           100  -     101       100     Increase (6)
                       .  Consensus pricing     .  Offered quotes (5)          111  -     111       111     Increase (6)
                       ------------------------------------------------------------------------------------------------------
Derivatives:
 Interest rate         .  Present value         .  Swap yield (7)              296  -     340               Increase (9)
                         techniques
                       ------------------------------------------------------------------------------------------------------
 Credit                .  Present value         .  Credit spreads (8)          100  -     100               Decrease (8)
                         techniques
                       ------------------------------------------------------------------------------------------------------
Embedded derivatives:
 Direct and ceded      .  Option pricing        .  Mortality rates:
  guaranteed             techniques                Ages  0 - 40                  0% -    0.10%              Decrease (10)
  minimum benefits                                 Ages 41 - 60               0.05% -    0.64%              Decrease (10)
                                                   Ages 61 -115               0.32% -     100%              Decrease (10)
                                                .  Lapse rates:
                                                   Durations 1 -10            0.50% -     100%              Decrease (11)
                                                   Durations 11 -20              3% -     100%              Decrease (11)
                                                   Durations 21 -116             3% -     100%              Decrease (11)
                                                .  Utilization rates            20% -      50%              Increase (12)
                                                .  Withdrawal rates           0.07% -      10%                      (13)
                                                .  Long-term equity          17.40% -      25%              Increase (14)
                                                  volatilities
                                                .  Nonperformance             0.10% -    0.67%              Decrease (15)
                                                  risk spread
                       ------------------------------------------------------------------------------------------------------

--------

(1)The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

(2)The impact of a decrease in input would have the opposite impact on the estimated fair value. For embedded derivatives, changes to direct guaranteed minimum benefits are based on liability positions and changes to ceded guaranteed minimum benefits are based on asset positions.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Fair Value (continued)


(3)Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

(4)Range and weighted average are presented in basis points.

(5)Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

(6)Changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

(7)Ranges represent the rates across different yield curves and are presented in basis points. The swap yield curve is utilized among different types of derivatives to project cash flows, as well as to discount future cash flows to present value. Since this valuation methodology uses a range of inputs across a yield curve to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(8)Represents the risk quoted in basis points of a credit default event on the underlying instrument. The range being provided is a single quoted spread in the valuation model. Credit derivatives with significant unobservable inputs are primarily comprised of written credit default swaps.

(9)Changes are based on long U.S. dollar net asset positions and will be inversely impacted for short U.S. dollar net asset positions.

(10)Mortality rates vary by age and by demographic characteristics such as gender. Mortality rate assumptions are based on company experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(11)Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. For any given contract, lapse rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(12)The utilization rate assumption estimates the percentage of contract holders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible. The rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract's withdrawal history and by the age of the policyholder. For any given contract, utilization rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(13)The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Fair Value (continued)


(14)Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(15)Nonperformance risk spread varies by duration and by currency. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

  The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement of assets and liabilities classified within Level 3 that are not included in the preceding table. Generally, all other classes of securities classified within Level 3, including those within separate account assets and embedded derivatives within funds withheld related to certain ceded reinsurance, use the same valuation techniques and significant unobservable inputs as previously described for Level 3 securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these other assets and liabilities is similar in nature to that described in the preceding table. The valuation techniques and significant unobservable inputs used in the fair value measurement for the more significant assets measured at estimated fair value on a nonrecurring basis and determined using significant unobservable inputs (Level 3) are summarized in "-- Nonrecurring Fair Value Measurements."

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Fair Value (continued)


  The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                               Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                               -----------------------------------------------------------------------
                                                          Fixed Maturity Securities:
                                               -----------------------------------------------------------------------
                                                 U.S.         Foreign                                     Foreign
                                               Corporate     Corporate      RMBS       ABS      CMBS     Government
                                               ---------     ---------       ------     -----    -----   ----------
                                                                 (In millions)
Year Ended December 31, 2013:
Balance at January 1,.........................  $  233        $  306       $   48     $  72     $  11     $     2
Total realized/unrealized gains (losses)
  included in:
 Net income (loss): (1), (2)..................
   Net investment income......................     (1)            --           --         1        --          --
   Net investment gains (losses)..............      --           (3)           --        --        --          --
   Net derivative gains (losses)..............      --            --           --        --        --          --
 OCI..........................................     (9)             6            3       (2)        --          --
Purchases (3).................................      36            38           72        46        27          --
Sales (3).....................................    (19)          (28)          (3)       (9)       (3)         (2)
Issuances (3).................................      --            --           --        --        --          --
Settlements (3)...............................      --            --           --        --        --          --
Transfers into Level 3 (4)....................      26            11            1        --        --          --
Transfers out of Level 3 (4)..................    (92)          (22)          (4)      (13)        --          --
                                                ------        ------         ------     -----    -----    -------
Balance at December 31,.......................  $  174        $  308       $  117     $  95     $  35     $    --
                                                ======        ======         ======     =====    =====    =======
Changes in unrealized gains (losses) included
  in net income (loss): (5)
 Net investment income........................  $  (1)        $   --       $   --     $   1     $  --     $    --
 Net investment gains (losses)................  $   --        $   --       $   --     $  --     $  --     $    --
 Net derivative gains (losses)................  $   --        $   --       $   --     $  --     $  --     $    --

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Fair Value (continued)


                                               Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                               -----------------------------------------------------------------------
                                               Equity Securities:                 Net Derivatives: (6)
                                               ------------------                 -------------------
                                                      Non-
                                                   redeemable                                                Net
                                                   Preferred        Short-term    Interest                Embedded
                                                     Stock          Investments     Rate      Credit   Derivatives (7)
                                               ------------------   -----------   --------    ------   ---------------
                                                                       (In millions)
Year Ended December 31, 2013:
Balance at January 1,.........................     $       1          $    --      $  53      $   1      $    2,679
Total realized/unrealized gains (losses)
  included in:
 Net income (loss): (1), (2)..................
   Net investment income......................            --               --         --         --              --
   Net investment gains (losses)..............            --               --         --         --              --
   Net derivative gains (losses)..............            --               --        (3)        (1)           (932)
 OCI..........................................            --               --       (34)         --              --
Purchases (3).................................            --               --         --         --              --
Sales (3).....................................           (1)               --         --         --              --
Issuances (3).................................            --               --         --         --              --
Settlements (3)...............................            --               --       (13)         --             109
Transfers into Level 3 (4)....................            --               --         --         --              --
Transfers out of Level 3 (4)..................            --               --         --         --              --
                                                   ---------          -------      -----      -----      ----------
Balance at December 31,.......................     $      --          $    --      $   3      $  --      $    1,856
                                                   =========          =======      =====      =====      ==========
Changes in unrealized gains (losses) included
  in net income (loss): (5)
 Net investment income........................     $      --          $    --      $  --      $  --      $       --
 Net investment gains (losses)................     $      --          $    --      $  --      $  --      $       --
 Net derivative gains (losses)................     $      --          $    --      $  --      $  --      $    (900)

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Fair Value (continued)


                                                  Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                                  -----------------------------------------------------------------------
                                                             Fixed Maturity Securities:
                                                  -----------------------------------------------------------------------
                                                    U.S.         Foreign                                     Foreign
                                                  Corporate     Corporate     RMBS       ABS      CMBS      Government
                                                  ---------     ---------       -----     -----     -----   ----------
                                                                   (In millions)
Year Ended December 31, 2012:
Balance at January 1,............................  $  141        $  144       $  33     $  55     $  12      $     2
Total realized/unrealized gains (losses)
  included in:
 Net income (loss): (1), (2).....................
   Net investment income.........................      --            --          --        --        --           --
   Net investment gains (losses).................      --            --          --        --        --           --
   Net derivative gains (losses).................      --            --          --        --        --           --
 OCI.............................................       9            16           3         2        --           --
Purchases (3)....................................      75           121          19        26        --           --
Sales (3)........................................    (11)           (1)         (7)       (6)      (11)           --
Issuances (3)....................................      --            --          --        --        --           --
Settlements (3)..................................      --            --          --        --        --           --
Transfers into Level 3 (4).......................      27            26          --        --        10           --
Transfers out of Level 3 (4).....................     (8)            --          --       (5)        --           --
                                                   ------        ------         -----     -----     -----    -------
Balance at December 31,..........................  $  233        $  306       $  48     $  72     $  11      $     2
                                                   ======        ======         =====     =====     =====    =======
Changes in unrealized gains (losses) included in
  net income (loss): (5)
 Net investment income...........................  $   --        $   --       $  --     $  --     $  --      $    --
 Net investment gains (losses)...................  $   --        $   --       $  --     $  --     $  --      $    --
 Net derivative gains (losses)...................  $   --        $   --       $  --     $  --     $  --      $    --

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Fair Value (continued)


                                               Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                               -----------------------------------------------------------------------
                                               Equity Securities:                 Net Derivatives: (6)
                                               ------------------                 -------------------
                                                      Non-
                                                   redeemable                                                Net
                                                   Preferred        Short-term    Interest                Embedded
                                                     Stock          Investments     Rate      Credit   Derivatives (7)
                                               ------------------   -----------   --------    ------   ---------------
                                                                       (In millions)
Year Ended December 31, 2012:
Balance at January 1,.........................      $      1          $    --      $  87      $   1       $  1,463
Total realized/unrealized gains (losses)
  included in:
 Net income (loss): (1), (2)..................
   Net investment income......................            --               --         --         --             --
   Net investment gains (losses)..............            --               --         --         --             --
   Net derivative gains (losses)..............            --               --          2         --          1,097
 OCI..........................................            --               --        (1)         --             --
Purchases (3).................................            --               --         --         --             --
Sales (3).....................................            --               --         --         --             --
Issuances (3).................................            --               --         --         --             --
Settlements (3)...............................            --               --       (35)         --            119
Transfers into Level 3 (4)....................            --               --         --         --             --
Transfers out of Level 3 (4)..................            --               --         --         --             --
                                                    --------          -------      -----      -----       --------
Balance at December 31,.......................      $      1          $    --      $  53      $   1       $  2,679
                                                    ========          =======      =====      =====       ========
Changes in unrealized gains (losses) included
  in net income (loss): (5)
 Net investment income........................      $     --          $    --      $  --      $  --       $     --
 Net investment gains (losses)................      $     --          $    --      $  --      $  --       $     --
 Net derivative gains (losses)................      $     --          $    --      $  --      $  --       $  1,114

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Fair Value (continued)


                                                  Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                                  -----------------------------------------------------------------------
                                                             Fixed Maturity Securities:
                                                  -----------------------------------------------------------------------
                                                    U.S.         Foreign                                     Foreign
                                                  Corporate     Corporate     RMBS       ABS      CMBS      Government
                                                  ---------     ---------       -----     -----     -----   ----------
                                                                   (In millions)
Year Ended December 31, 2011:
Balance at January 1,............................  $  162        $   91       $  41     $  55     $   7      $     4
Total realized/unrealized gains (losses)
  included in:
 Net income (loss): (1), (2).....................
   Net investment income.........................      --            --          --        --        --           --
   Net investment gains (losses).................      --            --          --        --         1           --
   Net derivative gains (losses).................      --            --          --        --        --           --
 OCI.............................................      11           (3)          --         1        --           --
Purchases (3)....................................      34            70          10        49         7           --
Sales (3)........................................     (7)          (15)         (8)       (9)       (3)          (2)
Issuances (3)....................................      --            --          --        --        --           --
Settlements (3)..................................      --            --          --        --        --           --
Transfers into Level 3 (4).......................      --             3          --        --        --           --
Transfers out of Level 3 (4).....................    (59)           (2)        (10)      (41)        --           --
                                                   ------        ------         -----     -----     -----    -------
Balance at December 31,..........................  $  141        $  144       $  33     $  55     $  12      $     2
                                                   ======        ======         =====     =====     =====    =======
Changes in unrealized gains (losses) included in
  net income (loss): (5)
 Net investment income...........................  $   --        $   --       $  --     $  --     $  --      $    --
 Net investment gains (losses)...................  $   --        $   --       $  --     $  --     $  --      $    --
 Net derivative gains (losses)...................  $   --        $   --       $  --     $  --     $  --      $    --

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Fair Value (continued)


                                               Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                               -----------------------------------------------------------------------
                                               Equity Securities:                 Net Derivatives: (6)
                                               ------------------                 -------------------
                                                      Non-
                                                   redeemable                                                Net
                                                   Preferred        Short-term    Interest                Embedded
                                                     Stock          Investments     Rate      Credit   Derivatives (7)
                                               ------------------   -----------   --------    ------   ---------------
                                                                       (In millions)
Year Ended December 31, 2011:
Balance at January 1,.........................      $      1          $     6      $(48)      $   1       $    786
Total realized/unrealized gains (losses)
  included in:
 Net income (loss): (1), (2)..................
   Net investment income......................            --               --         --         --             --
   Net investment gains (losses)..............           (1)               --         --         --             --
   Net derivative gains (losses)..............            --               --          9         --            534
 OCI..........................................             1               --        135         --             --
Purchases (3).................................            --               --         --         --             --
Sales (3).....................................            --              (6)         --         --             --
Issuances (3).................................            --               --         --         --             --
Settlements (3)...............................            --               --        (9)         --            143
Transfers into Level 3 (4)....................            --               --         --         --             --
Transfers out of Level 3 (4)..................            --               --         --         --             --
                                                    --------          -------      -----      -----       --------
Balance at December 31,.......................      $      1          $    --      $  87      $   1       $  1,463
                                                    ========          =======      =====      =====       ========
Changes in unrealized gains (losses) included
  in net income (loss): (5)
 Net investment income........................      $     --          $    --      $  --      $  --       $     --
 Net investment gains (losses)................      $    (1)          $    --      $  --      $  --       $     --
 Net derivative gains (losses)................      $     --          $    --      $  --      $  --       $    544

--------

(1)Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with net embedded derivatives are included in net derivative gains (losses).

(2)Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(3)Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(4)Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(5)Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods.

(6)Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

(7)Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Fair Value (continued)


Fair Value of Financial Instruments Carried at Other Than Fair Value

  The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income, payables for collateral under securities loaned and other transactions and those short-term investments that are not securities, such as time deposits, and therefore are not included in the three level hierarchy table disclosed in the "-- Recurring Fair Value Measurements" section. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2 and, to a lesser extent, in Level 1, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the table below are not considered financial instruments subject to this disclosure.

  The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                             December 31, 2013
                                             --------------------------------------------------
                                                          Fair Value Hierarchy
                                                      -----------------------------   Total
                                             Carrying                               Estimated
                                              Value     Level 1   Level 2   Level 3 Fair Value
                                             -------- --------- --------- --------- -----------
                                                               (In millions)
Assets
Mortgage loans.............................. $  1,826 $     --  $     --  $  1,940  $     1,940
Policy loans................................ $    151 $     --  $    114  $     39  $       153
Real estate joint ventures.................. $      8 $     --  $     --  $     10  $        10
Other limited partnership interests......... $     11 $     --  $     --  $     13  $        13
Other invested assets....................... $    250 $     --  $    270  $     --  $       270
Premiums, reinsurance and other receivables. $  5,337 $     --  $     --  $  5,744  $     5,744
Liabilities
PABs........................................ $  6,203 $     --  $     --  $  6,576  $     6,576
Long-term debt.............................. $     40 $     --  $     46  $     --  $        46
Other liabilities........................... $    191 $     --  $     30  $    161  $       191
Separate account liabilities................ $  1,196 $     --  $  1,196  $     --  $     1,196

                                                             December 31, 2012
                                             --------------------------------------------------
                                                          Fair Value Hierarchy
                                                      -----------------------------   Total
                                             Carrying                               Estimated
                                              Value     Level 1   Level 2   Level 3 Fair Value
                                             -------- --------- --------- --------- -----------
                                                               (In millions)
Assets
Mortgage loans.............................. $  1,678 $     --  $     --  $  1,855  $     1,855
Policy loans................................ $    130 $     --  $     95  $     38  $       133
Real estate joint ventures.................. $      7 $     --  $     --  $      9  $         9
Other limited partnership interests......... $     12 $     --  $     --  $     13  $        13
Other invested assets....................... $    126 $     --  $    161  $     --  $       161
Premiums, reinsurance and other receivables. $  5,387 $     --  $      2  $  6,195  $     6,197
Liabilities
PABs........................................ $  7,497 $     --  $     --  $  8,237  $     8,237
Long-term debt.............................. $     41 $     --  $     41  $     --  $        41
Other liabilities........................... $    169 $     --  $     13  $    156  $       169
Separate account liabilities................ $  1,030 $     --  $  1,030  $     --  $     1,030

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Fair Value (continued)

  The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

 Mortgage Loans

   For mortgage loans, estimated fair value is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk, or is determined from pricing for similar loans.

 Policy Loans

   Policy loans with fixed interest rates are classified within Level 3. The estimated fair values for these loans are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. Policy loans with variable interest rates are classified within Level 2 and the estimated fair value approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

 Real Estate Joint Ventures and Other Limited Partnership Interests

   The estimated fair values of these cost method investments are generally based on the Company's share of the NAV as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

 Other Invested Assets

   These other invested assets are principally comprised of loans to affiliates. The estimated fair value of loans to affiliates is determined by discounting the expected future cash flows using market interest rates currently available for instruments with similar terms and remaining maturities.

 Premiums, Reinsurance and Other Receivables

   Premiums, reinsurance and other receivables are principally comprised of certain amounts recoverable under reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Fair Value (continued)


 PABs

   These PABs include investment contracts. Embedded derivatives on investment contracts and certain variable annuity guarantees accounted for as embedded derivatives are excluded from this caption in the preceding tables as they are separately presented in "-- Recurring Fair Value Measurements."

   The investment contracts primarily include fixed deferred annuities, fixed term payout annuities and total control accounts. The valuation of these investment contracts is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using current market risk-free interest rates adding a spread to reflect the nonperformance risk in the liability.

 Long-term Debt

   The Company evaluates the specific terms, facts and circumstances of long-term debt to determine the appropriate estimated fair values, which are not materially different from the carrying values.

 Other Liabilities

   Other liabilities consist primarily of amounts due for securities purchased but not yet settled and funds withheld amounts payable, which are contractually withheld by the Company in accordance with the terms of the reinsurance agreements. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values.

 Separate Account Liabilities

   Separate account liabilities represent those balances due to policyholders under contracts that are classified as investment contracts.

   Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding.

   Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described in the section "-- Recurring Fair Value Measurements," the value of those assets approximates the estimated fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

8. Long-term Debt

  The Company's long-term debt includes senior notes, issued to a third party, maturing in 2030 with a fixed interest rate of 7.03%. Principal and interest on the notes is paid quarterly. The outstanding balance of the notes was $40 million and $41 million at December 31, 2013 and 2012, respectively.

  The aggregate maturities of long-term debt at December 31, 2013 are $1 million in each of 2014, 2015, 2016 and 2017, $2 million in 2018 and $34 million thereafter.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Long-term Debt (continued)


  Interest expense related to the Company's indebtedness included in other expenses was $3 million for each of the years ended December 31, 2013, 2012 and 2011.

9. Equity

Statutory Equity and Income

  Each U.S. insurance company's state of domicile imposes risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital, calculated in the manner prescribed by the NAIC ("TAC") to its authorized control level RBC, calculated in the manner prescribed by the NAIC ("ACL RBC"). Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC. The RBC ratio for MLI-USA was in excess of 600% for all periods presented.

  MLI-USA prepares statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile. The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by state insurance departments may impact the effect of Statutory Codification on the statutory capital and surplus of MLI-USA.

  Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting of reinsurance agreements and valuing securities on a different basis.

  In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by MLI-USA are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

  Statutory net income (loss) of MLI-USA, a Delaware domiciled insurer, was $209 million, $84 million and $178 million for the years ended December 31, 2013, 2012 and 2011, respectively. Statutory capital and surplus was $1.9 billion and $1.7 billion at December 31, 2013 and 2012, respectively. All such amounts are derived from the statutory-basis financial statements as filed with the Delaware Department of Insurance.

Dividend Restrictions

  Under Delaware State Insurance Law, MLI-USA is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to MICC as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or
(ii) its net statutory gain from operations for the immediately preceding calendar year (excluding realized capital gains). MLI-USA will be permitted to pay a dividend to MICC in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner of Insurance (the "Delaware Commissioner") and the Delaware Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Equity (continued)

"unassigned funds (surplus)") as of the immediately preceding calendar year requires insurance regulatory approval. Under Delaware State Insurance Law, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. During the years ended December 31, 2013, 2012 and 2011, MLI-USA did not pay dividends to MICC. Because MLI-USA's statutory unassigned funds (surplus) were negative at December 31, 2013, MLI-USA cannot pay any dividends in 2014 without prior regulatory approval.

Accumulated Other Comprehensive Income (Loss)

  Information regarding changes in the balances of each component of AOCI, net of income tax, was as follows:

                                                      Unrealized                       Foreign
                                                   Investment Gains     Unrealized    Currency
                                                   (Losses), Net of   Gains (Losses) Translation
                                                  Related Offsets (1) on Derivatives Adjustments  Total
                                                  ------------------- -------------- ----------- --------
                                                                       (In millions)
Balance at December 31, 2010.....................      $    158          $   (48)    $       --  $    110
OCI before reclassifications.....................           695               208           (1)       902
Income tax expense (benefit).....................         (243)              (73)            --     (316)
                                                  ------------------- -------------- ----------  --------
 OCI before reclassifications, net of income tax.           610                87           (1)       696
Amounts reclassified from AOCI...................             2               (9)            --       (7)
Income tax expense (benefit).....................           (1)                 4            --         3
                                                  ------------------- -------------- ----------  --------
 Amounts reclassified from AOCI, net of income
   tax...........................................             1               (5)            --       (4)
                                                  ------------------- -------------- ----------  --------
Balance at December 31, 2011.....................           611                82           (1)       692
OCI before reclassifications.....................           357                17           (1)       373
Income tax expense (benefit).....................         (124)               (6)            --     (130)
                                                  ------------------- -------------- ----------  --------
 OCI before reclassifications, net of income tax.           844                93           (2)       935
Amounts reclassified from AOCI...................          (26)               (1)            --      (27)
Income tax expense (benefit).....................             9                --            --         9
                                                  ------------------- -------------- ----------  --------
 Amounts reclassified from AOCI, net of income
   tax...........................................          (17)               (1)            --      (18)
                                                  ------------------- -------------- ----------  --------
Balance at December 31, 2012.....................           827                92           (2)       917
OCI before reclassifications.....................         (843)             (132)             2     (973)
Income tax expense (benefit).....................           295                46           (1)       340
                                                  ------------------- -------------- ----------  --------
 OCI before reclassifications, net of income tax.           279                 6           (1)       284
Amounts reclassified from AOCI...................           (9)               (6)            --      (15)
Income tax expense (benefit).....................             3                 2            --         5
                                                  ------------------- -------------- ----------  --------
 Amounts reclassified from AOCI, net of income
   tax...........................................           (6)               (4)            --      (10)
                                                  ------------------- -------------- ----------  --------
Balance at December 31, 2013.....................      $    273          $      2    $      (1)  $    274
                                                  =================== ============== ==========  ========

--------

(1)See Note 5 for information on offsets to investments related to insurance liabilities and DAC.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Equity (continued)


  Information regarding amounts reclassified out of each component of AOCI, was as follows:

                                                                                          Statement of Operations and
AOCI Components                                        Amounts Reclassified from AOCI Comprehensive Income (Loss) Location
-----------------------------------------------------  ----------------------------   ------------------------------------
                                                         Years Ended December 31,
                                                       ----------------------------
                                                         2013        2012      2011
                                                       ---------   --------- --------
                                                              (In millions)
Net unrealized investment gains (losses):
  Net unrealized investment gains (losses)............ $       1   $      22 $    (7) Other net investment gains (losses)
  Net unrealized investment gains (losses)............         7           2        5 Net investment income
  Net unrealized investment gains (losses)............         1          --        2 Net derivative gains (losses)
  OTTI................................................        --           2      (2) OTTI on fixed maturity securities
                                                       ---------   --------- --------
   Net unrealized investment gains (losses),
    before income tax.................................         9          26      (2)
   Income tax (expense) benefit.......................       (3)         (9)        1
                                                       ---------   --------- --------
   Net unrealized investment gains (losses), net of
    income tax........................................ $       6   $      17 $    (1)
                                                       =========   ========= ========
Unrealized gains (losses) on derivatives - cash flow
 hedges:
  Interest rate swaps................................. $      --   $      -- $      1 Net derivative gains (losses)
  Interest rate forwards..............................         6           1        9 Net derivative gains (losses)
  Interest rate forwards..............................         1          --       -- Net investment income
  Foreign currency swaps..............................       (1)          --      (1) Net derivative gains (losses)
                                                       ---------   --------- --------
   Gains (losses) on cash flow hedges, before
    income tax........................................         6           1        9
   Income tax (expense) benefit.......................       (2)          --      (4)
                                                       ---------   --------- --------
   Gains (losses) on cash flow hedges, net of
    income tax........................................ $       4   $       1 $      5
                                                       =========   ========= ========
Total reclassifications, net of income tax............ $      10   $      18 $      4
                                                       =========   ========= ========

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


10. Other Expenses

  Information on other expenses was as follows:

                                                    Years Ended December 31,
                                                  -----------------------------
                                                    2013      2012      2011
                                                  --------- --------- ---------
                                                          (In millions)
Compensation..................................... $     306 $     342 $     293
Commissions......................................       555       809     1,253
Volume-related costs.............................       129       149       162
Affiliated interest costs on ceded reinsurance...       155       211       211
Capitalization of DAC............................     (476)     (821)   (1,274)
Amortization of DAC..............................      (70)       838       701
Interest expense on debt and debt issuance costs.         3         3         3
Premium taxes, licenses and fees.................        45        52        56
Professional services............................        29        18        16
Rent and related expenses........................        27        30        25
Other............................................       336       297       242
                                                  --------- --------- ---------
 Total other expenses............................ $   1,039 $   1,928 $   1,688
                                                  ========= ========= =========

Capitalization and Amortization of DAC

  See Note 3 for additional information on DAC including impacts of capitalization and amortization.

Affiliated Expenses

  Commissions, capitalization of DAC and amortization of DAC include the impact of affiliated reinsurance transactions. See Notes 4, 8 and 13 for discussion of affiliated expenses included in the table above.

11. Income Tax

  The provision for income tax was as follows:

                                                    Years Ended December 31,
                                                    -----------------------
                                                      2013      2012   2011
                                                    ---------  ------ ------
                                                         (In millions)
     Current:
      Federal...................................... $    (89)  $ (80) $ (44)
     Deferred:
      Federal......................................        68     376    219
                                                    ---------  ------ ------
        Provision for income tax expense (benefit). $    (21)  $  296 $  175
                                                    =========  ====== ======

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

11. Income Tax (continued)


  The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported was as follows:

                                                   Years Ended December 31,
                                                  ---------------------------
                                                    2013      2012     2011
                                                  --------- -------- --------
                                                         (In millions)
   Tax provision at U.S. statutory rate.......... $      50 $    353 $    232
   Tax effect of:
    Dividend received deduction..................      (59)     (48)     (45)
    Tax credits..................................       (9)      (6)      (7)
    Prior year tax...............................       (3)      (3)      (5)
    Tax-exempt income............................       (1)       --       --
    Other, net...................................         1       --       --
                                                  --------- -------- --------
      Provision for income tax expense (benefit). $    (21) $    296 $    175
                                                  ========= ======== ========

  Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                          December 31,
                                                      ---------------------
                                                         2013       2012
                                                      ---------- ----------
                                                          (In millions)
    Deferred income tax assets:
     Policyholder liabilities and receivables........ $      600 $       --
     Tax credit carryforwards........................         84         65
     Net operating loss carryforwards................         22         --
     Investments, including derivatives..............         --         52
                                                      ---------- ----------
       Total deferred income tax assets..............        706        117
    Deferred income tax liabilities:
     DAC.............................................      1,051        782
     Investments, including derivatives..............        619         --
     Net unrealized investment gains.................        149        495
     Policyholder liabilities and receivables........         --        223
                                                      ---------- ----------
       Total deferred income tax liabilities.........      1,819      1,500
                                                      ---------- ----------
         Net deferred income tax asset (liability)... $  (1,113) $  (1,383)
                                                      ========== ==========

  The following table sets forth the domestic net operating loss carryforwards for tax purposes at December 31, 2013.

                             Net Operating Loss Carryforwards
                             -------------------------------
                                Amount         Expiration
                             -------------  -----------------
                             (In millions)
                   Domestic.           $64  Beginning in 2028

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

11. Income Tax (continued)


  Tax credit carryforwards of $84 million at December 31, 2013 will expire beginning in 2017.

  The Company participates in a tax sharing agreement with MetLife, as described in Note 1. Pursuant to this tax sharing agreement, the amounts due from affiliates included $105 million, $138 million and $92 million at December 31, 2013, 2012 and 2011, respectively.

  The Company files income tax returns with the U.S. federal government and various state and local jurisdictions. The Company is under continuous examination by the Internal Revenue Service ("IRS") and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction. With a few exceptions, the Company is no longer subject to U.S. federal, state or local income tax examinations in major taxing jurisdictions for years prior to 2003. The IRS audit cycle for the years January 1, 2003 through October 11, 2006, which began in April 2010, is expected to conclude in 2014. In 2012, the Company and the IRS completed and substantially settled the audit period October 12, 2006 through December 31, 2006. One issue not settled is under review at the IRS Appeals Division.

  It is not expected that there will be a material change in the Company's liability for unrecognized tax benefits in the next 12 months.

  A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                                               Year Ended December 31, 2013
                                                                               ----------------------------
                                                                                      (In millions)
Balance at January 1,.........................................................        $          --
Additions for tax positions of prior years....................................                   14
Reductions for tax positions of prior years...................................                  (1)
Additions for tax positions of current year...................................                    1
Reductions for tax positions of current year..................................                  (1)
                                                                               ----------------------------
Balance at December 31,.......................................................        $          13
                                                                               ============================
Unrecognized tax benefits that, if recognized would impact the effective rate.        $          13
                                                                               ============================

  There were no unrecognized tax benefits at December 31, 2012 and 2011.

  The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense.

  Interest was as follows:

                                                                  Year Ended December 31, 2013
                                                                  ----------------------------
                                                                         (In millions)
Interest recognized in the consolidated statements of operations.                   $        1

                                                                           December 31, 2013
                                                                           -----------------
                                                                             (In millions)
Interest included in other liabilities in the consolidated balance sheets.        $        1

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

11. Income Tax (continued)


  There was no interest recognized in the consolidated statements of operations for the years ended December 31, 2012 and 2011. There was no interest included in other liabilities in the consolidated balance sheets at December 31, 2012.

  The Company had no penalties for the years ended December 31, 2013, 2012 and 2011.

  The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2013 and 2012, the Company recognized an income tax benefit of $70 million and $52 million, respectively, related to the separate account DRD. The 2013 benefit included a benefit of $11 million related to a true-up of the 2012 tax return. The 2012 benefit included a benefit of $4 million related to a true-up of the 2011 tax return.

12. Contingencies, Commitments and Guarantees

Contingencies

 Litigation

  Unclaimed Property Inquiries

    In April 2012, MetLife, for itself and on behalf of entities including MLI-USA, reached agreements with representatives of the U.S. jurisdictions that were conducting audits of MetLife and certain of its affiliates for compliance with unclaimed property laws, and with state insurance regulators directly involved in a multistate targeted market conduct examination relating to claim-payment practices and compliance with unclaimed property laws. On November 14, 2012, the West Virginia Treasurer filed an action against MLI-USA, alleging that MLI-USA violated the West Virginia Uniform Unclaimed Property Act, seeking to compel compliance with the Act, and seeking payment of unclaimed property, interest, and penalties West Virginia ex rel. John D. Perdue v. MetLife Investors USA Insurance Company, Circuit Court of Putnam County, Civil Action No. 12-C-363). On December 30, 2013, the court granted defendants' motion to dismiss the West Virginia Treasurer's action. The Treasurer has filed a notice to appeal the dismissal order. At least one other jurisdiction is pursuing a similar market conduct examination. It is possible that other jurisdictions may pursue similar examinations, audits, or lawsuits and that such actions may result in additional payments to beneficiaries, additional escheatment of funds deemed abandoned under state laws, administrative penalties, interest, and/or further changes to the Company's procedures. The Company is not currently able to estimate these additional possible costs.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

12. Contingencies, Commitments and Guarantees (continued)


  Sales Practices Claims

    Over the past several years, the Company has faced claims and regulatory inquiries and investigations, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. The Company continues to vigorously defend against the claims in these matters. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

  Summary

    Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor, and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

    It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Although, in light of these considerations it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular annual periods.

 Insolvency Assessments

   Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

12. Contingencies, Commitments and Guarantees (continued)


  Assets and liabilities held for insolvency assessments were as follows:

                                                                  December 31,
                                                               ------------------
                                                                 2013     2012
                                                               -------- ---------
                                                                 (In millions)
Other Assets:
 Premium tax offset for future undiscounted assessments....... $      4 $       6
 Premium tax offsets currently available for paid assessments.        3         1
                                                               -------- ---------
                                                               $      7 $       7
                                                               ======== =========
Other Liabilities:
 Insolvency assessments....................................... $      5 $      13
                                                               ======== =========

Commitments

 Commitments to Fund Partnership Investments

   The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $483 million and $446 million at December 31, 2013 and 2012, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

 Mortgage Loan Commitments

   The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $61 million and $59 million at December 31, 2013 and 2012, respectively.

 Commitments to Fund Private Corporate Bond Investments

   The Company commits to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $38 million and $72 million at December 31, 2013 and 2012, respectively.

Guarantees

  In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, while in other cases such limitations are not specified or applicable. Since certain of these obligations

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

12. Contingencies, Commitments and Guarantees (continued)

are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

  In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

  The Company had no liability for indemnities, guarantees and commitments at both December 31, 2013 and 2012.

13. Related Party Transactions

Service Agreements

  The Company has entered into various agreements with affiliates for services necessary to conduct its activities. Typical services provided under these agreements include management, policy administrative functions, personnel, investment advice and distribution services. For certain agreements, charges are based on various performance measures or activity-based costing. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Expenses incurred with affiliates related to these agreements, recorded in other expenses, were $1.4 billion, $1.5 billion and $1.7 billion for the years ended December 31, 2013, 2012 and 2011, respectively. Revenues received from affiliates related to these agreements, recorded in universal life and investment-type product policy fees, were $182 million, $150 million and $115 million for the years ended
December 31, 2013, 2012 and 2011, respectively. Revenues received from affiliates related to these agreements, recorded in other revenues, were $153 million, $133 million and $97 million for the years ended December 31, 2013, 2012 and 2011, respectively.

  The Company had net payables to affiliates, related to the items discussed above, of $235 million and $129 million at December 31, 2013 and 2012, respectively.

  See Notes 4 and 5 for additional information on related party transactions.

14. Subsequent Event

  The Company has evaluated events subsequent to December 31, 2013, through April 8, 2014, which is the date these consolidated financial statements were available to be issued, and has determined there are no material subsequent events requiring adjustment to or disclosure in the financial statements.

                                    PART C

                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

a. Financial Statements



The financial statements and financial highlights of each of the Sub-Accounts of the Separate Account are included in Part B hereof and include:



1. Report of Independent Registered Public Accounting Firm.


2. Statements of Assets and Liabilities as of December 31, 2013.

3. Statements of Operations for the year ended December 31, 2013.

4. Statements of Changes in Net Assets for the years ended December 31, 2013 and 2012.


5. Notes to the Financial Statements.

The consolidated financial statements of the Company are included in Part B hereof and include:

1. Independent Auditors' Report.


2. Consolidated Balance Sheets as of December 31, 2013 and 2012.

3. Consolidated Statements of Operations for the years ended December 31, 2013, 2012 and 2011.

4. Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2013, 2012 and 2011.

5. Consolidated Statements of Stockholder's Equity for the years ended December 31, 2013, 2012 and 2011.

6. Consolidated Statements of Cash Flows for the years ended December 31, 2013, 2012 and 2011.


7. Notes to the Consolidated Financial Statements.


b. Exhibits

1. Certification of Restated Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account (adopted May 18, 2004)(3)

2.             Not Applicable.

3.  (i)        Principal Underwriter's and Selling Agreement (effective
               January 1, 2001)(3)

    (ii) Amendment to Principal Underwriter's and Selling Agreement (effective January 1, 2002)(3)

    (iii)      Form of Retail Sales Agreement (MLIDC 7-1-05 (LTC))(5)

    (iv)       Agreement and Plan of Merger (12-01-04) (MLIDC into GAD)(6)


    (v) Form of Enterprise Selling Agreement 09-12 (MetLife Investors Distribution Company Sales Agreement) (14)


4.  (i)        Draft Form of Individual Single Premium Deferred Variable
               Annuity Contract (10)

    (ii)       Form of Contract Schedule (10)


5.             Form of Variable Annuity Application (10)


6.  (i)        Copy of Restated Articles of Incorporation of the Company(3)

    (ii)       Copy of the Bylaws of the Company(3)

    (iii) Certificate of Amendment of Certificate of Incorporation filed 10/01/79 and signed 9/27/79 (4)

    (iv) Certificate of Change of Location of Registered Office and/or Registered Agent filed 2/26/80 and effective 2/8/80 (3)

    (v) Certificate of Amendment of Certification of Incorporation signed 4/26/83 and certified 2/12/85 (3)

    (vi) Certificate of Amendment of Certificate of Incorporation filed 10/22/84 and signed 10/19/84 (3)

    (vii) Certificate of Amendment of Certificate of Incorporation certified 8/31/94 and adopted 6/13/94 (3)

    (viii) Certificate of Amendment of Certificate of Incorporation of Security First Life Insurance Company (name change to MetLife Investors USA Insurance Company) filed 1/8/01 and signed 12/18/00 (3)

7   (i)        Reinsurance Agreement between MetLife Investors USA Insurance
               Company and Exeter Reassurance Company, Ltd. (effective
               April 1, 2010) (MGGI) (13)



    (ii)  (a)  Automatic Reinsurance Agreement between MetLife Investors USA
               Insurance Company and MetLife Insurance Company of Connecticut (effective as of January 1, 2011) (12)


          (b) Amendment No. 1 to Automatic Reinsurance Agreement effective as of January 1, 2011 (Agreement) between MetLife Investors USA Insurance Company (Cedent) and MetLife Insurance Company of Connecticut (Reinsurer) amended as of April 29, 2011 (12)

          (c) Amendment No. 2 to Automatic Reinsurance Agreement effective as of January 1, 2011 (Agreement) between MetLife Investors USA Insurance Company (Cedent) and MetLife Insurance Company of Connecticut (Reinsurer) amended as of December 1, 2011 (13)

    (iii)  (a)  Automatic Reinsurance Agreement between MetLife Investors USA
                Insurance Company and Exeter Reassurance Company, Ltd. (effective January 1, 2012) (13)

           (b) Amendment No. 1 to Automatic Reinsurance Agreement effective as of January 1, 2012 (Agreement) between MetLife Investors USA Insurance Company (Cedent) and Exeter Reassurance Company, Ltd. (Reinsurer) (14)

     (iv) Automatic Reinsurance Agreement between MetLife Investors USA Insurance Company and MetLife Insurance Company of Connecticut (effective 1/1/13) (15)


8.   (i)        Participation Agreement Among Met Investors Series Trust, Met
                Investors Advisory Corp., MetLife Investors Distribution
                Company and MetLife Investors USA Insurance Company (effective
                2-12-01) (3)

     (ii) Participation Agreement Among Variable Insurance Products Funds, Fidelity Distribution Corporation and MetLife Investors USA Insurance Company (effective 11-01-05) and Sub-License Agreement between Fidelity Distributors Corporation and MetLife Investors USA Insurance Company (effective
                11-01-05) (9)

9.              Opinion of Counsel (10)

10.             Consent of Independent Registered Public Accounting Firm
                (filed herewith)

11.             Not Applicable.

12.             Not Applicable.

13. (a) Powers of Attorney for Eric T. Steigerwalt, Susan A. Buffum, Elizabeth M. Forget, Lisa S. Kuklinski, Stephen M. Kessler, James J. Reilly and Peter M. Carlson. (14)

    (b)         Powers of Attorney for Kumar Das Gupta and Dina R. Lumerman (15)


(1) incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on January 26, 2001.

(2)             incorporated herein by reference to Registrant's
                Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on April 30, 2003.

(3)             incorporated herein by reference to Registrant's
                Post-Effective Amendment No. 6 to Form N-4 (File Nos.
                333-54464 and 811-03365) filed electronically on July 15, 2004.

(4) incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4/A (File Nos. 333-127553 and 811-03365) filed electronically on September 15, 2005.

(5)             incorporated herein by reference to Registrant's
                Post-Effective Amendment No. 19 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on April 24, 2006.

(6)             incorporated herein by reference to Registrant's
                Post-Effective Amendment No. 18 to Form N-4 (File Nos. 333-54466 and 811-03365) filed electronically on April 16, 2007.

(7)             incorporated herein by reference to Registrant's
                Post-Effective Amendment No. 26 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on October 31, 2007.

(8)             incorporated herein by reference to Registrant's
                Post-Effective Amendment No. 31 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on April 15, 2008.

(9)             incorporated herein by reference to Registrant's
                Post-Effective Amendment No. 1 on Form N-4 (File Nos. 333-125756 and 811-03365) filed electronically on April 24, 2006.

(10)            incorporated herein by reference to Registrant's
                Pre-Effective Amendment No. 1 on Form N-4 (File Nos. 333-161443 and 811-03365) filed electronically on October 30, 2009.

(11)            incorporated herein by reference to Registrant's
                Post-Effective Amendment No. 2 to Form N-4 (File Nos. 333-161443 and 811-03365) filed electronically on April 21, 2011.

(12) incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (Files Nos. 333-176374 and 811-03365) filed electronically on September 2, 2011.

(13) incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-176374 and 811-03365) filed electronically on April 11, 2012.

(14) incorporated herein by reference to Registrant's Post-Effective Amendment No. 5 to Form N-4 (File Nos. 333-161443 and 811-03365) filed electronically on April 11, 2013.

(15) incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File Nos. 333-161443 and 811-03365) filed electronically on April 9, 2014.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:


Name and Principal Business Address               Positions and Offices with Depositor

        Eric T. Steigerwalt                       Director, Chairman of the Board, President, and Chief
        Gragg Building                            Executive Officer
        11225 North Community House Road
        Charlotte, NC 28277

        Peter M. Carlson                          Executive Vice President and Chief Accounting Officer
        1095 Avenue of the Americas
        New York, NY 10036

        Susan A. Buffum                           Director
        10 Park Avenue
        Morristown, NJ 07962

        James J. Reilly                           Vice President-Finance (principal financial officer)
        One Financial Center Center, 21st Floor
        Boston, MA 02111

        Kieran R. Mullins                         Director
        Gragg Building
        11225 North Community House Road
        Charlotte, NC 28277

        Stephen M. Kessler                        Director
        300 Davidson Avenue
        Somerset, NJ 08873

        Elizabeth M. Forget                       Director and Executive Vice President
        1095 Avenue of the Americas
        New York, NY 10036

        Lisa S. Kuklinski                         Director and Vice President
        1095 Avenue of the Americans
        New York, NY 10036

        Kumar Das Gupta                           Director
        Gragg Building
        11225 North Community House Road
        Charlotte, NC 28277

        Dina R. Lumerman                          Director
        1095 Avenue of the Americas
        New York, NY 10036

        Tyla L. Reynolds                          Vice President and Secretary
        600 North King Street
        Wilmington, DE 19801

        John Peter Kyne III                       Vice President, Director of Compliance
        Gragg Building
        11225 North Community House Road
        Charlotte, NC 28277

        Jonathan L. Rosenthal                     Vice President, Chief Hedging Officer
        10 Park Avenue
        Morristown, NJ 07962

        Christopher A. Kremer                     Vice President
        One Financial Center, 21st Floor
        Boston, MA 02111

        Marian J. Zeldin                          Vice President
        501 Route 22
        Bridgewater, NJ 08807

        Karen A. Johnson                          Vice President
        One Financial Center, 21st Floor
        Boston, MA 02111


Name and Principal Business Address        Positions and Offices with Depositor

         Roberto Baron                     Vice President
         1095 Avenue of the Americas
         New York, NY 10036

         Gregory E. Illson                 Vice President
         One Financial Center
         Boston, MA 02111

         Jeffrey P. Halperin               Vice President
         Gragg Building
         11225 North Community House Road
         Charlotte, NC 28277

         Marlene B. Debel                  Treasurer
         1095 Avenue of the Americas
         New York, NY 10036

         Mark S. Reilly                    Vice President
         1300 Hall Boulevard
         Bloomfield, CT 06002-2910

         Gene L. Lunman                    Vice President
         Gragg Building
         11225 North Community House Road
         Charlotte, NC 28277

         Robert L. Staffier, Jr.           Vice President
         1 MetLife Plaza
         27-01 Queens Plaza North
         Long Island City, NY 11101

         Scott E. Andrews                  Vice President
         4700 Westown Pkwy., Suite 200
         West Des Moines, IA 50266

         Henry W. Blaylock                 Vice President
         200 Park Avenue, 12th Floor
         New York, NY 10166

         Cynthia Mallett                   Vice President
         One Financial Center, 20th Floor
         Boston, MA 02111

         Sabrina K. Model                  Vice President
         501 Route 22
         Bridgewater, NJ 08807

         John J. Iwanicki                  Vice President
         18210 Crane Nest Drive
         Tampa, FL 33647

         Nan D. Tecotzky                   Vice President
         200 Park Avenue, 12th Floor
         New York, NY 10166

         Andrew Kaniuk                     Vice President
         501 Route 22
         Bridgewater, NJ 08807

         Jodi Anatole                      Vice President
         1095 Avenue of the Americas
         New York, NY 10036

         Geoffrey A. Fradkin               Vice President
         501 Route 22
         Bridgewater, NJ 08807

         Lynn A. Dumais                    Vice President
         18210 Crane Nest Drive
         Tampa, FL 33647


Name and Principal Business Address   Positions and Offices with Depositor

  Timothy J. McLinden                 Vice President
  277 Park Avenue
  New York, NY 10172

  Henryk Sulikowski, Jr.              Vice President and Actuary
  18210 Crane Nest Drive
  Tampa, FL

  Stewart M. Ashkenazy                Vice President and Actuary, Illustration Actuary
  1095 Avenue of the Americas
  New York, NY 10036

  Enid M. Reichert                    Vice President and Appointed Actuary
  501 Route 22
  Bridgewater, NJ 08807


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

   The Registrant is a separate account of MetLife Investors USA Insurance Company under Delaware insurance law. MetLife Investors USA Insurance Company is a wholly-owned direct subsidiary of MetLife Insurance Company of Connecticut which in turn is a direct subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                            AS OF June 30, 2014

The following is a list of subsidiaries of MetLife, Inc. updated as of June 30, 2014. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Home Loans LLC (DE)

C.    Exeter Reassurance Company, Ltd. (DE)

D.    Metropolitan Tower Life Insurance Company (DE)


      1.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     2.     Plaza Drive Properties, LLC (DE)

     3.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

            d)    1320 Venture LLC (DE)

                  i) 1320 Owner LP (DE) - a 99.9% limited partnership of 1320 Owner LP is held by 1320 Venture LLC and 0.1% general partnership is held by 1320 GP LLC.

            e)    1320 GP LLC (DE)

E. MetLife Chile Inversiones Limitada (Chile) - 70.4345328853% of MetLife Chile Inversiones Limitada is owned by MetLife, Inc., 26.6071557459% by American Life Insurance Company ("ALICO"), 2.9583113284% is owned by Inversiones MetLife Holdco Dos Limitada and 0.0000000404% is owned by Natilportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile) - 99.9969% of MetLife Chile Seguros de Vida S.A. is held by MetLife Chile Inversiones Limitada and 0.0031% by International Technical and Advisory Services Limited ("ITAS").

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile) - 99.99% of MetLife Chile Administradora de Mutuos Hipotecarios S.A. is held by MetLife Chile Seguros de Vida S.A. and 0.01% is held by MetLife Chile Inversiones Limitada.

      2. Legal Chile S.A. (Chile) - 51% of Legal Chile S.A. is owned by MetLife Chile Inversiones Limitada and the remaining interest is owned by a third party.

            a) Legagroup S.A. (Chile) - 99% of Legagroup S.A. is owned by Legal Chile S.A. and the remaining interest is owned by a third party.

      3. Inversiones MetLife Holdco Tres Limitada (Chile) - 99.9% of Inversiones MetLife Holdco Tres Limitada is owned by MetLife Chile Inversiones Limitada and 0.1% is owned by Inversiones MetLife Holdco Dos Limitada.

            a) MetLife Chile Acquisition Co. S.A. (Chile) - 45% of MetLife Chile Acquisition Co. S.A. is owned by Inversiones MetLife Holdco Dos Limitada, 45% is owned by Inversiones MetLife Holdco Tres Limitada and 10% is owned by MetLife Chile Inversiones Limitada.

                  i) Inversiones Previsionales S.A. (Chile) - 99.999% of Inversiones Previsionales S.A. is owned by MetLife Chile Acquisition Co. S.A. and 0.001% is owned by Inversiones MetLife Holdco Tres Limitada.

                        aa) AFP Provida S.A. (Chile) - 51.62% of AFP Provida S.A. is owned by Inversiones Previsionales S.A., 21.97% is owned indirectly (by means of ADR) by MetLife Chile Acquisition Co. S.A., 17.79% is owned directly by MetLife Chile Acquisition Co. S.A. and the remainder is owned by third parties.

                              1) Provida Internacional S.A. (Chile) - 99.99% of Provida Internacional S.A. is owned by AFP Provida S.A. and 0.01% by Inversiones Previsionales S.A.

                                    ii)   AFP Genesis Administradora de Fondos y
                                          Fidecomisos S.A. (Ecuador) - 99.9997%
                                          of AFP Genesis Administradora de
                                          Fondos y Fidecomisos S.A. is owned by
                                          Provida Internacional S.A. and 0.0003%
                                          is owned by Inversiones Previsionales
                                          S.A.

      4. MetLife Chile Seguros Generales S.A. (Chile) - 99.9% of MetLife Chile Seguros Generales, S.A. is owned by MetLife Chile Inversiones Limitada and 0.1% is owned by ITAS.

F.    MetLife Securities, Inc. (DE)

G.    Enterprise General Insurance Agency, Inc. (DE)

H.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      5.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      6.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      7.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

I.    MetLife Investors Insurance Company (MO)

J.    First MetLife Investors Insurance Company (NY)

K.    Newbury Insurance Company, Limited (DE)

L.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Advisers, LLC (MA)

M.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Excelencia Operativa y Tecnologica, S.A. de C.V. (Mexico)

                  i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. PNB MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, Inc.


      5. MetLife Seguros S.A. (Argentina)- 79.3196% is owned by MetLife International Holdings, Inc., 2.6753% is owned by Natiloportem Holdings, Inc., 16.2046% by ALICO and 1.8005% by ITAS.


      6. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.662% is owned by MetLife International Holdings, Inc., 33.337% is owned by MetLife Worldwide Holdings, Inc. and 0.001% is owned by Natiloportem Holdings, Inc.


      7.    MetLife Global, Inc. (DE)

      8. MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 99.99998% of MetLife Administradora de Fundos Multipatrocinados Ltda. is owned by MetLife International Holdings, Inc. and 0.00002% by Natiloportem Holdings, Inc.

      9.    MetLife Services Limited (United Kingdom)

      10. MetLife Seguros de Retiro S.A. (Argentina) - 95.5883% is owned by MetLife International Holdings, Inc., 3.1102% is owned by Natiloportem Holdings, Inc., 1.3014% by ALICO and 0.0001% by ITAS.

      11. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 95% is owned by MetLife International Holdings Inc.

      12. Compania Inversora MetLife S.A. (Argentina) - 95.46% is owned by MetLife International Holdings, Inc. and 4.54% is owned by Natiloportem Holdings, Inc.

            a) MetLife Servicios S.A. (Argentina) - 18.87% of the shares of MetLife Servicios S.A. are held by Compania Inversora MetLife S.A., 79.88% is owned by MetLife Seguros S.A., 0.99% is held by Natiloportem Holdings, Inc. and 0.26% is held by MetLife Seguros de Retiro S.A.

      13.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Direct Co., LTD. (Japan)

            b)    MetLife Limited (Hong Kong)

      14.   MetLife International Limited, LLC (DE)

      15. MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, Inc. and 0.001% is owned by Natiloportem Holdings, Inc.

      16.   MetLife Ireland Holdings One Limited (Ireland)

            a) MetLife Global Holdings Corporation S.A. de C.V. (Mexico/Ireland) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.

                  i)    MetLife Ireland Treasury Limited (Ireland)

                        a)    MetLife General Insurance Limited (Australia)

                        b) MetLife Insurance Limited (Australia) - 91.16468% of MetLife Insurance Limited (Australia) is owned by MetLife Ireland Treasury Limited and 8.83532% is owned by MetLife Global Holdings Corp. S.A. de C.V.

                              1)    The Direct Call Centre PTY Limited
                                    (Australia)

                              2)    MetLife Investments PTY Limited (Australia)

                                    aa)   MetLife Insurance and Investment Trust
                                          (Australia) - MetLife Insurance and
                                          Investment Trust is a trust vehicle,
                                          the trustee of which is MetLife
                                          Investments PTY Limited ("MIPL"). MIPL
                                          is a wholly owned subsidiary of
                                          MetLife Insurance Limited.

                  ii) Metropolitan Global Management, LLC (DE/Ireland) - 99.7% is owned by MetLife Global Holdings Corporation S.A. de C.V. and 0.3% is owned by MetLife International Holdings, Inc.

                        a) MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by Metropolitan Global Management, LLC and 2.5262% is owned by MetLife International Holdings, Inc.

                        b) MetLife Mexico Servicios, S.A. de C.V. (Mexico) - 98% is owned by Metropolitan Global Management, LLC and 2% is owned by MetLife International Holdings, Inc.

                        c) MetLife Mexico S.A. (Mexico)- 99.050271% is owned by Metropolitan Global Management, LLC and 0.949729% is owned by MetLife International Holdings, Inc.

                              1) MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

                                    aa)    Met1 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    bb)    Met2 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    cc)    MetA SIEFORE Adicional, S.A. de C.V.
                                           (Mexico)- 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    dd)    Met3 SIEFORE Basica, S.A. de C.V.
                                           (Mexico) - 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    ee)    Met4 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    ff)    Met5 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                              2)    ML Capacitacion Comercial S.A. de
                                    C.V.(Mexico) - 99% is owned by MetLife
                                    Mexico S.A. and 1% is owned by MetLife
                                    Mexico Cares, S.A. de C.V.

                        d) MetLife Saengmyoung Insurance Co. Ltd. (also known as MetLife Insurance Company of Korea Limited) (South Korea)- 14.64% is owned by MetLife Mexico, S.A. and 85.36% is owned by Metropolitan Global Management, LLC.

                        e)    GlobalMKT S.A. (Uruguay)

      17.   MetLife Asia Limited (Hong Kong)

      18. AmMetLife Insurance Berhad (Malaysia) - 50.000001% of AmMetLife Insurance Berhad is owned by MetLife International Holdings, Inc. and the remainder is owned by a third party.

      19. AmMetLife Takaful Berhad (Malaysia) - 49.999999% of AmMetLife Takaful Berhad is owned by MetLife International Holdings, Inc. and the remainder is owned by a third party.

N.    Metropolitan Life Insurance Company ("MLIC") (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        aa)    OMI MLIC Investments Limited (Cayman Islands)

      3.    CRB Co., Inc. (MA)

      4.    MLIC Asset Holdings II LLC (DE)

            a)    El Conquistador MAH II LLC (DE)

            b) Mansell Office LLC (DE) - 73.0284% of Mansell Office LLC is owned by MLIC Asset Holdings II LLC and 26.9716% is owned by MLIC CB Holdings LLC.

            c) Mansell Retail LLC (DE) - 73.0284% of Mansell Retail LLC is owned by MLIC Asset Holdings II LLC and 26.9716% is owned by MLIC CB Holdings LLC.

      5.    CC Holdco Manager, LLC (DE)

      6.    Alternative Fuel I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    MetPark Funding, Inc. (DE)

      9.    HPZ Assets LLC (DE)

      10.   Missouri Reinsurance, Inc. (Cayman Islands)

      11.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      12.   MetLife Real Estate Cayman Company (Cayman Islands)

      13.   MetLife RC SF Member, LLC (DE)

      14.   MetLife Private Equity Holdings, LLC (DE)

      15.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital, Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

                  i) Long Island Solar Farm, LLC ("LISF")(DE) - 9.61% membership interest is held by MetLife Renewables Holding, LLC and 90.39% membership interest is held by LISF Solar Trust in which MetLife Capital Limited Partnership has 100% beneficial interest.

      16.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      17.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      18.   MetLife Investments Asia Limited (Hong Kong)

      19. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      20. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      21.   New England Life Insurance Company (MA)

            a)    New England Securities Corporation (MA)

      22.   General American Life Insurance Company (MO)

            a)    GALIC Holdings LLC (DE)

      23.   Corporate Real Estate Holdings, LLC (DE)

      24. Ten Park SPC (Cayman Islands) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      25.   MetLife Tower Resources Group, Inc. (DE)

      26.   Headland-Pacific Palisades, LLC (CA)

      27. Headland Properties Associates (CA) - 99% is owned by Metropolitan Life Insurance Company and 1% is owned by Headland-Pacific Palisades, LLC.

      28.   WFP 1000 Holding Company GP, LLC (DE)

      29.   White Oak Royalty Company (OK)

      30.   500 Grant Street GP LLC (DE)

      31. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC.

      32. MetLife Mall Ventures Limited Partnership (DE) - 99% LP interest of MetLife Mall Ventures Limited Partnership is owned by MLIC and 1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

            a) HMS Master Limited Partnership (DE) - 60% LP interest of HMS Master Limited Partnership is owned by MetLife Mall Ventures Limited Partnership. A 40% LP interest is owned by a third party. Metropolitan Tower Realty Company, Inc. is the GP.

                 i)   HMS Southpark Residential LLC (DE)


      33.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Associates LLC (DE)

      34.   Euro CL Investments, LLC (DE)

      35.   MEX DF Properties, LLC (DE)

      36. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      37.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (United Kingdom)

      38.   Housing Fund Manager, LLC (DE)

            a) MTC Fund I, LLC (DE) - 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      39.   MLIC Asset Holdings LLC (DE)

      40.   85 Broad Street Mezzanine LLC (DE)

            a)   85 Broad Street LLC (DE)

      41.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            a)   The Building at 575 Fifth LLC (DE)

      42.   ML Bridgeside Apartments LLC (DE)

      43. Para-Met Plaza Associates (FL)- 75% of the General Partnership is held by Metropolitan Life Insurance Company and 25% of the General Partnership is held by Metropolitan Tower Realty Company, Inc.

      44.   MLIC CB Holdings LLC (DE)

      45. Met II Office Mezzanine LLC, (FL) - 10.4167% of the membership interest is owned by Metropolitan Tower Life Insurance Company and 89.5833% is owned by Metropolitan Life Insurance Company.

            a)   Met II Office LLC (FL)

      46.   The Worthington Series Trust (DE)

      47. MetLife CC Member, LLC (DE) - 63.415% of MetLife CC Member, LLC is held by Metropolitan Life Insurance Company, 17.073% by MetLife Investors USA Insurance Company, 14.634% by MetLife Insurance Company of Connecticut and 4.878% by General American Life Insurance Company.

      48.   Oconee Hotel Company, LLC (DE)

      49.   Oconee Land Company, LLC (DE)

            a)  Oconee Land Development Company, LLC (DE)

            b)  Oconee Golf Company, LLC (DE)

            c)  Oconee Marina Company, LLC (DE)

      50.   1201 TAB Manager, LLC (DE)

      51. MetLife 1201 TAB Member, LLC (DE) - 69.66% of MetLife 1201 TAB Member, LLC is owned by Metropolitan Life Insurance Company, 12.07% is owned by MetLife Investors USA Insurance Company, 15.17% is owned by MetLife Insurance Company of Connecticut and 3.1% is owned by Metropolitan Property and Casualty Insurance Company.

            a) 1201 TAB Owner, LLC (DE) - 50% of 1201 TAB Owner, LLC is owned by Metlife 1201 TAB Member, LLC and the remainder is owned by a third party. Metlife 1201 TAB Manager, LLC is the manager of 1201 TAB Owner, LLC.

      52. MetLife LHH Member, LLC (DE) - 69.23% of MetLife LHH Member, LLC is owned by Metropolitan Life Insurance Company, 19.78% is owned by MetLife Investors USA Insurance Company and 10.99% is owned by New England Life Insurance Company.

      53.   Ashton Southend GP, LLC (DE)

      54. Tremont Partners, LP (DE) - 99.9% LP interest of Tremont Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Ashton Southend GP, LLC.

      55. Riverway Residential, LP (DE) - 99.9% LP interest of Riverway Residential, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      56. 10420 McKinley Partners, LP (DE) - 99.9% LP interest of 10420 McKinley Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      57.   Ardrey Kell Townhomes, LLC (DE)

      58.   Boulevard Residential, LLC (DE)

      59.   465 N. Park Drive, LLC (DE)

      60.   Ashton Judiciary Square, LLC (DE)

      61. Sandpiper Cove Associates, LLC (DE) - 90.59% membership interest of Sandpiper Cove Associates, LLC is owned by MLIC and 9.41% is owned by Metropolitan Tower Realty Company.

      62. 1900 McKinney Properties, LP (DE) - 99.9% LP interest of 1900 McKinney Properties, LP is owned by MLIC and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      63.   Marketplace Residences, LLC (DE)

      64.   ML Swan Mezz, LLC (DE)

            a)    ML Swan GP, LLC (DE)

      65.   ML Dolphin Mezz, LLC (DE)

            a)    ML Dolphin GP, LLC (DE)

      66.   Haskell East Village, LLC (DE)

      67. MetLife Cabo Hilton Member, LLC (DE) - 54.129% of MetLife Cabo Hilton Member, LLC is owned by MLIC, 16.9% by General American Life Insurance Company, 16.9% by MetLife Investors USA Insurance Company and 12.071% by MetLife Insurance Company of Connecticut.

      68.   ML Terraces, LLC (DE)

      69.   Chestnut Flats Wind, LLC (DE)

      70.   MetLife 425 MKT Member, LLC (DE)

            a) 425 MKT, LLC (DE) - 52.5% of 425 MKT, LLC is owned by MetLife 425 MKT Member, LLC and 47.5% is owned by a third party. MetLife 425 MKT Member, LLC is the managing member of 425 MKT, LLC.

                 i) 425 MKT REIT, LLC (DE) - 99.9% of 425 MKT REIT, LLC is owned by 425 MKT, LLC and the remaining 0.1% by third parties.

      71.   MetLife OFC Member, LLC (DE)

            a) OFC Boston, LLC (DE) - 52.5% of OFC Boston, LLC is owned by MetLife OFC Member, LLC and 47.5% is owned by a third party.

                 i) OFC REIT, LLC (DE) - 99.9% of OFC REIT, LLC is owned by OFC Boston and the remaining 0.1% is owned by third parties.

                      1)   Dewey Square Tower Associates, LLC (MA)

      72. MetLife THR Investor, LLC (DE) - 85% of MetLife THR Investor, LLC is owned by MLIC and 15% is owned by MICC.

      73. ML Southmore, LLC (DE) - 75.12% of ML Southmore, LLC is owned by MLIC and 24.88% is owned by MICC.

      74. ML - AI MetLife Member 1, LLC (DE) - 83.675% of the membership interest is owned by MLIC, 5.762% by MICC, 5.762% by MLI USA and 4.801% by Metropolitan Property and Casualty Insurance Company.

            a) ML - AI Venture 1, LLC (DE) - 51% of ML-AI Venture 1, LLC is owned by ML-AI MetLife Member 1, LLC and 49% is owned by a third party. MetLife Investment Management, LLC is the asset manager.

                 i)   ML-AI 125 Wacker, LLC (DE)

      75.   MetLife CB W/A, LLC (DE)

      76. MetLife Camino Ramon Member, LLC (DE) - 78.6% of MetLife Camino Ramon Member, LLC is owned by MLIC and 21.4% is owned by MICC.

      77.   10700 Wilshire, LLC (DE)

      78.   Viridian Miracle Mile, LLC (DE)

      79.   MetLife Canada Solar ULC (Canada)

      80. MetLife 555 12th Member, LLC (DE) - MetLife 555 12th Member, LLC is owned at 69.4% by MLIC, 20.2% by MICC, 5.4% by GALIC and 5% by MLI USA.

            a) 555 12th, LLC (DE) - 52.5% of 555 12th, LLC is owned by MetLife 555 12th Member, LLC and the remainder by a third party.

                 i)   555 12 REIT, LLC (DE)

O.    MetLife Capital Trust IV (DE)

P. MetLife Insurance Company of Connecticut ("MICC") (CT) - 86.72% is owned by MetLife, Inc. and 13.28% by MetLife Investors Group, Inc.

      1.    MetLife Property Ventures Canada ULC (Canada)

      2.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MICC and 33% is owned by third party.

      3.    Metropolitan Connecticut Properties Ventures, LLC (DE)

      4.    MetLife Canadian Property Ventures LLC (NY)

      5.    Euro TI Investments LLC (DE)

      6.    Greenwich Street Investments, L.L.C. (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      7. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MICC.

      8.    MetLife USA Assignment Company (CT)

      9.    TIC European Real Estate LP, LLC (DE)

      10.   MetLife European Holdings, LLC (DE)

      11.   Travelers International Investments Ltd. (Cayman Islands)

      12.   Euro TL Investments LLC (DE)

      13.   Corrigan TLP LLC (DE)

      14.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

      15. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MICC and Metropolitan Life Insurance Company.

      16.   MetLife Investors USA Insurance Company ("MLI USA") (DE)

            a)    MetLife Renewables Holding, LLC (DE)

                  i)    Greater Sandhill I, LLC (DE)

      17.   TLA Holdings II LLC (DE)

      18.   TLA Holdings III LLC (DE)

      19. MetLife Greenstone Southeast Venture, LLC (DE) - 95% of MetLife Greenstone Southeast Venture, LLC is owned by MICC and 5% is owned by Metropolitan Connecticut Properties Ventures, LLC.

            a)    MLGP Lakeside, LLC (DE)

      20. Sino-US United MetLife Insurance Co., Ltd. (China) - Sino-US United MetLife Insurance Co., Ltd. is owned at 27.8% by MICC, 22.2% by MLIC and 50% by a third party.

Q.    MetLife Reinsurance Company of South Carolina (SC)

R.    MetLife Investment Management, LLC (DE)

      1.   MetLife Alternatives GP, LLC (DE)

           a) MetLife International PE Fund I, LP (Cayman Islands) - 92.593% of the Limited Partnership interests of this entity is owned by MetLife Alico Life Insurance K.K., 4.115% is owned by MetLife Mexico S.A., 2.716% is owned by MetLife Limited (Hong Kong) and the remaining 0.576% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

           b)   MetLife International PE Fund II, LP (Cayman Islands)

           c) MetLife International HF Partners, LP (Cayman Islands) - The General Partnership Interests of MetLife International HF Partners, LP is held by MetLife Alternatives GP, LLC; 91.49% of the Limited Partnership Interests is owned by MetLife Alico Life Insurance K.K. and 8.51% is owned by MetLife Insurance Company of Korea Limited.

      2.   MetLife Loan Asset Management LLC (DE)

      3.   MetLife Core Property Fund GP, LLC (DE)

           a) MetLife Core Property Fund, LP (DE) - MetLife Core Property Fund GP, LLC is the general partner of MetLife Core Property Fund, LP (the "Fund"). A substantial majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold a minority share of the limited partnership interests in the Fund: Metropolitan Life Insurance Company owns 23.7%, General American Life Insurance Company owns 0.1% and MetLife Insurance Company of Connecticut owns 0.2%.

                i)   MetLife Core Property REIT, LLC (DE)

                     aa) MetLife Core Property Holdings, LLC (DE) - MetLife Core Property Holdings, LLC holds the following single-property limited liability companies: MCP 7 Riverway, LLC; MCP SoCal Industrial-Redondo, LLC; MCP SoCal Industrial-Springdale, LLC; MCP SoCal Industrial-Concourse, LLC; MCP SoCal Industrial-Kellwood, LLC; MCP SoCal Industrial-Bernado, LLC; MCP SoCal Industrial-Canyon, LLC; MCP SoCal Industrial-Anaheim, LLC; MCP SoCal Industrial-LAX, LLC; MCP SoCal Industrial-Fullerton, LLC; MCP SoCal Industrial-Ontario, LLC; MCP SoCal Industrial-Loker, LLC; MCP Paragon Point, LLC; MCP 4600 South Syracuse, LLC; MCP The Palms Doral, LLC; MCP Waterford Atrium, LLC; MCP EnV Chicago, LLC; MCP 100 Congress, LLC; MCP 1900 McKinney, LLC; MCP 550 West Washington, LLC; MCP Main Street Village, LLC; MCP Lodge At Lakecrest, LLC; MCP Ashton South End, LLC and MCP 3040 Port Oak, LLC

S.    MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

T.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           a)    MetLife Services East Private Limited (India)

           b) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, Inc.

U.    SafeGuard Health Enterprises, Inc. (DE)

      1.   MetLife Health Plans, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

V.    MetLife Capital Trust X (DE)

W.    Cova Life Management Company (DE)

X.    MetLife Reinsurance Company of Charleston (SC)

Y.    MetLife Reinsurance Company of Vermont (VT)

Z.    Delaware American Life Insurance Company (DE)

AA.   Federal Flood Certification LLC (TX)

AB.   American Life Insurance Company (ALICO) (DE)

      1.    MetLife ALICO Life Insurance K.K. (Japan)

               a)  Communication One Kabushiki Kaisha (Japan)

               b)  Financial Learning Kabushiki Kaisha (Japan)

      2.    MetLife Global Holding Company I GmbH (Swiss I) (Switzerland)

               a)  MetLife Global Holding Company II GmbH (Swiss II)
                   (Switzerland)

                   i) MetLife Emeklilik ve Hayat A.S. (Turkey) - 99.98% of MetLife Emeklilik ve Hayat A.S. is owned by Metlife Global Holding Company II GmbH (Swiss II) and the remainder by third parties.

                   ii) ALICO European Holdings Limited (Ireland)

                       aa) ZAO Master D (Russia)

                           1) Closed Joint Stock Company MetLife Insurance
                              Company (Russia) - 51% of Closed Joint Stock
                              Company MetLife Insurance Company is owned by ZAO Master D and 49% is owned by MetLife Global Holding Company II GmbH.

                   iii) MetLife EU Holding Company Limited (Ireland)

                       aa) MetLife Europe Limited (Ireland) - 93% of MetLife
                           Europe Limited is owned by MetLife EU Holding Company Limited and 7% is owned by ALICO.

                           1. MetLife Pension Trustees Limited (United Kingdom)

                       bb) Agenvita S.r.l. (Italy)

                       cc) MetLife Europe Insurance Limited (Ireland)- 93% of
                           MetLife Europe Insurance Limited is owned by MetLife EU Holding Company Limited and 7% is owned by ALICO.

                       dd) MetLife Europe Services Limited (Ireland)

                       ee) MetLife Insurance Limited (United Kingdom)

                       ff) MetLife Limited (United Kingdom)

                       gg) MetLife Services, Sociedad Limitada (Spain)

                       hh) MetLife Insurance S.A./NV (Belgium) - 99.999% of
                           MetLife Insurance S.A./NV is owned by MetLife EU Holding Company Limited and 0.001% is owned by Natilportem Holdings, Inc.

                       ii) MetLife Solutions S.A.S. (France)

                       jj) Metlife Biztosito Zrt. (Hungary)

                           1) First American-Hungarian Insurance Agency Limited
                              (Hungary)

                       kk) Metropolitan Life Asigurari S.A. (Romania) -
                           99.9982018% of Metropolitan Life Asigurari S.A. is owned by MetLife EU Holding Company Limited and the remaining 0.0017982% is owned by International Technical and Advisory Services Limited.

                           1) ALICO Societate de Administrare a unui Fond de
                              Pensii Administrat Privat S.A. (Romania) -
                              99.9836% of ALICO Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. is owned by Metropolitan Life Asigurari S.A. and 0.0164% is owned by MetLife Services Sp z.o.o.

                           2) Metropolitan Training and Consulting S.R.L.
                              (Romania)

                           3) APF Societate de Administrare a Fondurilor De
                              Pensii Facultative (APF) (Romania) - 99.99% of APF is owned by Metropolitan Life Asigurari S.A. and 0.01% is owned by ITAS.

                       ll) MetLife AMSLICO poist'ovna, a.s. (Slovakia)

                           1) ALICO Services Central Europe s.r.o. (Slovakia)

                           2) ALICO Funds Central Europe sprav. spol., a.s.
                              (Slovakia)

                       mm) MetLife pojist'ovna a.s. (Czech Republic)

                       nn) MetLife Towarzystwo Ubiezpieczen na Zycie I
                           Reasekuracji S.A. (Poland)

                           a) MetLife Services Sp z.o.o. (Poland)

                           b) MetLife Towartzystwo Funduszy Inwestycyjnych,
                              S.A. (Poland)

                           c) AMPLICO Powszechne Towartzystwo Emerytalne S.A.
                              (Poland) - 50% of AMPLICO Powszechne Towarzystwo Emerytalne S.A. is owned by MetLife Towarzystwo Ubiezpieczen na Zycie I Reasekuracji S.A. and the remaining 50% is owned by MetLife EU Holding Company Limited.

                       oo) MetLife Holdings (Cyprus) Limited (Cyprus)

                           a) American Life Insurance Company (Cyprus) Limited
                              (Cyprus)

                       pp) ALICO Bulgaria Zhivotozastrahovatelno Druzhestvo EAD
                           (Bulgaria)

                       qq) MetLife Alico Life Insurance Company S.A. (Greece)

                           a) ALICO Mutual Fund Management Company (Greece) -
                              90% of ALICO Mutual Fund Management Company is owned by MetLife Alico Life Insurance Company S.A. (Greece) and the remaining interests are owned by third parties.

      3. Pharaonic American Life Insurance Company (Egypt) - 84.125% of Pharaonic American Life Insurance Company is owned by ALICO and the remaining interests are owned by third parties.

      4. American Life Insurance Company (Pakistan) Ltd. (Pakistan) - 81.96% of American Life Insurance Company (Pakistan) Ltd. is owned by ALICO and the remaining interests are owned by third parties.

      5.    International Investment Holding Company Limited (Russia)

      6. MetLife Akcionarsko Drustvo za Zivotno Osiguranje (Serbia) - 99.98% of MetLife Akcionarska Drustvoza za Zivotno Osiguranje is owned by ALICO and the remaining 0.02% is owned by ITAS.

      7.    ALICO Management Services Limited (United Kingdom)

      8. ALICO Trustees U.K. Ltd. (United Kingdom) - 50% of ALICO Trustees U.K. Ltd. is owned by ALICO and the remaining interest is owned by ITAS.

      9. PJSC MetLife (Ukraine) - 99.9988% of PJSC ALICO Ukraine is owned by ALICO 0.0006% is owned by ITAS and the remaining 0.0006% is owned by Borderland Investment Limited.

      10.   Borderland Investment Limited (USA-Delaware)

            a)    ALICO Hellas Single Member Limited Liability Company (Greece)

      11. International Technical and Advisory Services Limited ("ITAS") (USA-Delaware)

      12.   ALICO Operations Inc. (USA-Delaware)

            a)    MetLife Asset Management Corp. (Japan)

      13. MetLife Colombia Seguros de Vida S.A. (Colombia) - 94.9899823% of MetLife Colombia Seguros de Vida S.A. is owned by ALICO, 5.0100106% is owned by ITAS and the remaining interests are owned by third parties.

      14. MetLife Mas, S.A. de C.V. (Mexico) - 99.9997546% of MetLife Mas, SA de CV is owned by ALICO and 0.0002454% is owned by ITAS.

      15. MetLife Seguros S.A. (Uruguay) - 74.9187% of MetLife Seguros S.A. is owned by ALICO, 25.0798% by MetLife, Inc. and 0.0015% by a third party (Oscar Schmidt).

      16. ALICO Properties, Inc. (USA-Delaware) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by third parties.

            a)    Global Properties, Inc. (USA-Delaware)

      17.   Alpha Properties, Inc. (USA-Delaware)

      18.   Beta Properties, Inc. (USA-Delaware)

      19.   Delta Properties Japan, Inc. (USA-Delaware)

      20.   Epsilon Properties Japan, Inc. (USA-Delaware)

      21.   Iris Properties, Inc. (USA-Delaware)

      22.   Kappa Properties Japan, Inc. (USA-Delaware)

AC.   MetLife Global Benefits, Ltd. (Cayman Islands)

AD. Inversiones Metlife Holdco Dos Limitada (Chile) - 99.999338695% of Inversiones MetLife Holdco Dos Limitada is owned by MetLife, Inc., 0.00065469% is owned by MetLife International Holdings, Inc. and 0.000006613% is owned by Natiloportem.

AE.   MetLife Consumer Services, Inc. (DE)

AF.   MetLife Reinsurance Company of Delaware (DE)

1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

4) MetLife Services EEIG is a cost-sharing mechanism used in the EU for EU-affiliated members.

ITEM 27. CONTRACT OWNERS


    As of September 30, 2014, there were 407,520 owners of qualified contracts and 182,116 owners of non-qualified contracts offered by the Registrant (MetLife Investors USA Separate Account A).



ITEM 28. INDEMNIFICATION

   The Depositor's parent, MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in Metlife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.

   A director of the corporation shall not be personally liable to the corporation or its stockholders for monetary damages for breach of fiduciary duty as a director, except for liability (i) for any breach of the director's duty of loyalty to the corporation or its stockholders, (ii) for acts or omissions not in good faith or which would involve intentional misconduct or a knowing violation of law, (iii) under Section 174 of the Delaware General Corporation Law, or (iv) for any transaction from which the director derived any improper personal benefit. The foregoing sentence notwithstanding, if the Delaware General Corporation Law hereafter is amended to authorized further limitations of the liability of a director of a corporation, then a director of the corporation, in addition to the circumstances in which a director is not personally liable as set forth in the preceding sentence, shall be held free from liability to the fullest extent permitted by the Delaware General Corporation Law as so amended. Any repeal or modification of the foregoing provisions of this Article 7 by the stockholders of the corporation shall not adversely affect any right or protection of a director of the corporation existing at the time of such repeal or modification.

   Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

     (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):


Met Investors Series Trust
MetLife Investors USA Variable Life Account A
MetLife Investors Variable Annuity Account One
MetLife Investors Variable Life Account One
First MetLife Investors Variable Annuity Account One
General American Separate Account Eleven
General American Separate Account Twenty-Eight
General American Separate Account Twenty-Nine
General American Separate Account Two
Security Equity Separate Account Twenty-Six
Security Equity Separate Account Twenty-Seven
MetLife of CT Separate Account QPN for Variable Annuities
MetLife of CT Fund UL for Variable Life Insurance
MetLife of CT Fund UL III for Variable Life Insurance
Metropolitan Life Variable Annuity Separate Account II
MetLife of CT Separate Account Eleven for Variable Annuities
Metropolitan Life Separate Account E
Metropolitan Life Separate Account UL
Paragon Separate Account A
Paragon Separate Account B
Paragon Separate Account C
Paragon Separate Account D
Metropolitan Series Fund
Metropolitan Tower Life Separate Account One
Metropolitan Tower Life Separate Account Two
New England Life Retirement Investment Account
New England Variable Annuity Fund I
New England Variable Annuity Separate Account
New England Variable Life Separate Account
Separate Account No. 13S

     (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 1095 Avenue of the Americas, New York, NY 10036.

Name and Principal Business Address    Positions and Offices with Underwriter
-------------------------------------  --------------------------------------

Elizabeth M. Forget                    Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Paul A. LaPiana                        Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Gerard J. Nigro                        Director and Senior Vice President
1 MetLife Plaza
2701 Queens Plaza North
Long Island City, NY 11101

Lance Carlson                          President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Kieran R. Mullins                      Executive Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Barbara A. Dare                        Senior Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

John P. Kyne, III                      Vice President and Chief Compliance Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Donald Leintz                          Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

John G. Martinez                       Vice President and Chief Financial Officer
18210 Crane Nest Drive
Tampa, FL 33647

Tyla L. Reynolds                       Vice President and Secretary
600 North King Street
Wilmington, DE 19801

Marlene B. Debel                       Treasurer
1095 Avenue of the Americas
New York, NY 10036

     (c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:



                 (1)                          (2)             (3)          (4)         (5)
                                        Net Underwriting
                                         Discounts And   Compensation   Brokerage     Other
Name of Principal Underwriter             Commissions    On Redemption Commissions Compensation
-----------------------------           ---------------- ------------- ----------- ------------
MetLife Investors Distribution Company    $456,083,088        $0           $0
$0

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

   The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

   (a) Registrant

   (b) MetLife Annuity Operations, 27000 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266

   (c) State Street Bank & Trust Company, 225 Franklin Street, Boston, MA 02110


   (d) MetLife Investors Distribution Company, 1095 Avenue of the Americas, New York, NY 10036

   (e) MetLife Investors Insurance Company, 11225 North Community House Road, Charlotte, NC 28277


   (f) MetLife, 18210 Crane Nest Dr., Tampa, FL 33647


   (g) MetLife, One Financial Center, Boston, MA 02111


   (h) MetLife, 200 Park Avenue, New York, NY 10166


   (i) Fidelity 82 Devonshire Street, Boston, MA 02109


ITEM 31. MANAGEMENT SERVICES

   Not Applicable.

ITEM 32. UNDERTAKINGS

   a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

   b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   c. Registrant hereby undertakes to deliver any Statement of Additional

Information and any financial statement required to be made available under this Form promptly upon written or oral request.

                                REPRESENTATIONS

   MetLife Investors USA Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant has caused this Registration Statement to be signed on its behalf, in the City of New York, and state of New York, on this 14th day of November, 2014.


   METLIFE INVESTORS USA SEPARATE ACCOUNT A
   (Registrant)

   By:   METLIFE INVESTORS USA INSURANCE COMPANY

   By:   /s/ Elizabeth M. Forget
         ------------------------------
         Elizabeth M. Forget
         Executive Vice President

   By:   METLIFE INVESTORS USA INSURANCE COMPANY
         (Depositor)

   By:   /s/ Elizabeth M. Forget
         ------------------------------
         Elizabeth M. Forget
         Executive Vice President

     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on November 14, 2014.


/s/ Eric T. Steigerwalt*           Director, Chairman of the Board, President
------------------------------     and Chief Executive Officer
Eric T. Steigerwalt

/s/ Peter M. Carlson*              Executive Vice President and Chief
------------------------------     Accounting Officer
Peter M. Carlson

/s/ James J. Reilly*               Vice President-Finance (principal financial
------------------------------     officer)
James J. Reilly

/s/ Susan A. Buffum*               Director
------------------------------
Susan A. Buffum

/s/ Elizabeth M. Forget*           Director and Executive Vice President
------------------------------
Elizabeth M. Forget

/s/ Kumar Das Gupta*               Director
------------------------------
Kumar Das Gupta

/s/ Stephen M. Kessler*            Director
------------------------------
Stephen M. Kessler

/s/ Lisa S. Kuklinski*             Director and Vice President
------------------------------
Lisa S. Kuklinski

/s/ Dina R. Lumerman*              Director
------------------------------
Dina R. Lumerman

                                   Director
------------------------------
Kieran R. Mullins

   *By:   /s/ Michele H. Abate
          ---------------------------------------
          Michele H. Abate, Attorney-In-Fact
          November 14, 2014

* MetLife Investors USA Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Registrant's Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File Nos. 333-161443/811-03365) filed as Exhibit 13 on April 12, 2013, except for the powers of attorney for Kumar Das Gupta and Dina
R. Lumerman which are incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 (File Nos. 333-161443/811-03365) filed as Exhibit 13(b) on April 9, 2014.

                               Index to Exhibits

10 Consent of the Independent Registered Public Accounting Firm (Deloitte & Touche LLP)